UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File number 811-21587

                            Old Mutual Advisor Funds
               (Exact name of registrant as specified in charter)
                                    --------


                       4643 South Ulster Street, Suite 600
                                Denver, CO 80237
               (Address of principal executive offices) (Zip code)

                                David J. Bullock
              4643 South Ulster Street, Suite 600, Denver, CO 80237
                     (Name and address of agent for service)

                                   Copies to:

--------------------------------------------------------------------------------
Jay G. Baris, Esq.                          Andra C. Ozols, Esq.
Kramer Levin Naftalis & Frankel LLP         Old Mutual Capital, Inc.
1177 Avenue of the Americas                 4643 South Ulster Street, Suite 600
New York, New York 10036                    Denver, CO 80237
(212) 715-9100                              (888) 744-5050
--------------------------------------------------------------------------------

       Registrant's telephone number, including area code: 1-720-200-7600

                     Date of fiscal year end: July 31, 2006

                   Date of reporting period: January 31, 2006

Item 1.    Reports to Stockholders.


[LOGO OMITTED] Old Mutual ADVISOR FUNDS




SEMI-ANNUAL REPORT | January 31, 2006

[photo omitted]

Asset Allocation Portfolios

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Asset Allocation Growth Portfolio


Equity Funds

Old Mutual Analytic Defensive Equity Fund

Old Mutual Clay Finlay China Fund

Old Mutual Clay Finlay Emerging Markets Fund

Old Mutual Copper Rock Emerging Growth Fund

Old Mutual International Equity Fund

     [BLANK PAGE]

OLD MUTUAL ADVISOR FUNDS

TABLE OF CONTENTS

About This Report                                                                                  2

Message to Shareholders                                                                            4

Management Discussion of Fund Performance and Statements of Net Assets

ASSET ALLOCATION PORTFOLIOS

    Old Mutual Asset Allocation Conservative Portfolio
         Class A (OMCAX), Class C (OMCCX), Class Z (OMCZX), Institutional Class (OMCIX)            5

    Old Mutual Asset Allocation Balanced Portfolio
         Class A (OMABX), Class C (OMBCX), Class Z (OMBZX), Institutional Class (OMBLX)           20

    Old Mutual Asset Allocation Moderate Growth Portfolio
         Class A (OMMAX), Class C (OMMCX), Class Z (OMMZX), Institutional Class (OMMIX)           38

    Old Mutual Asset Allocation Growth Portfolio
         Class A (OMGAX), Class C (OMCGX), Class Z (OMGZX), Institutional Class (OMGIX)           55

EQUITY FUNDS

    Old Mutual Analytic Defensive Equity Fund
         Class A (ANAEX), Class C (ANCEX), Class Z (ANDEX), Institutional Class (ANIEX)           70

    Old Mutual Clay Finlay China Fund
         Class A (OMNAX), Class C (OMNCX), Class Z (OMNZX), Institutional Class (OMINX)           78

    Old Mutual Clay Finlay Emerging Markets Fund
         Class A (OMRAX), Class C (OMRCX), Class Z (OMRZX), Institutional Class (OMRIX)           82

    Old Mutual Copper Rock Emerging Growth Fund
         Class A (OMARX), Class C (OMCRX), Class Z (OMZRX), Institutional Class (OMIRX)           86

    Old Mutual International Equity Fund
         Class A (OMXAX), Class C (OMXCX), Class Z (OMXZX), Institutional Class (OMXIX)           91


Statements of Operations                                                                          96

Statements of Changes in Net Assets                                                               98

Financial Highlights                                                                             102

Notes to Financial Statements                                                                    110

Proxy Voting and Portfolio Holdings                                                              119

Fund Expenses Example                                                                            120

Activities of the Board of Trustees                                                              123

OLD MUTUAL ADVISOR FUNDS


ABOUT THIS REPORT

HISTORICAL RETURNS

All total returns mentioned in this report account for the change in a Fund's per-share price and the reinvestment of any dividends and capital gain distributions. If your account is set up to receive Fund distributions in cash rather than reinvest them, your actual return may differ from these figures. The Fund's performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Performance results represent past performance, and current performance may be higher or lower. Please call 1-888-744-5050 toll-free or visit www.oldmutualcapital.com for performance results current to the most recent month-end.

The since inception returns for periods less than a year have not been annualized. Performance results for short periods of time may not be representative of longer-term results. Performance without load assumes that no front-end or contingent deferred sales charge applied or the investment was not redeemed. Performance with load assumes that a front-end or contingent deferred sales charge applied to the extent applicable. The Funds each offer Class A, Class C, Class Z and Institutional Class shares. Class A shares have a current maximum up-front sales charge of 5.75% and are subject to an annual service fee of 0.25%. Class C shares are subject to aggregate annual distribution and service fees of 1.00% and will be subject to a contingent deferred sales charge of 1.00% if redeemed within the first 12 months of purchase. Class Z and Institutional Class shares are only available to eligible shareholders. The returns for certain periods may reflect fee waivers and/or reimbursements in effect for that period; absent fee waivers and reimbursements, performance may have been lower.

FUND DATA

This report reflects views, opinions and Fund holdings as of January 31, 2006, the end of the report period, and are subject to change. The information is not a complete analysis of every aspect of any sector, industry, security or the Funds.

Opinions and forecasts regarding industries, companies and/or themes and Fund composition and holdings, are subject to change at any time based on market and other conditions, and should not be construed as a recommendation of any specific security or as investment advice. Percentage holding as of January 31, 2006 are included in each Fund's Statement of Net Assets. There is no assurance that the securities purchased remain in the Fund or that securities sold have not been repurchased.

There are risks associated with mutual fund investing, including the risk of loss of principal. There is no assurance that the investment process will consistently lead to successful results. There are also risks associated with small- and mid-cap investing, including limited product lines, less liquidity and small market share. Investments in foreign securities may entail unique risks, including political, market and currency risks. An investment in a region fund may involve greater risk and volatility than a more diversified investment. Investing in fixed income securities such as bonds involves interest rate risk. When interest rates rise, the value of fixed income securities generally decreases. High-yield bonds involve a greater risk of default and price volatility than U.S. Government and other higher-quality bonds.

Call options involve certain risks, such as limited gains and lack of liquidity of the underlying securities, and are not suitable for all investors. There are risks associated with short selling, including the risk that a Fund may have to cover the short position at a higher price than the short price, resulting in a loss. A Fund's loss on a short sale is potentially unlimited as a loss occurs when the value of a security sold short increases. Derivatives are often more volatile than other investments and may magnify a Fund's gains or losses. A Fund could be negatively affected if the change in market value of the securities fails to correlate with the value of the derivatives purchased or sold.

COMPARATIVE INDEXES

The comparative indexes discussed in this report are meant to provide a basis for judging the Funds' performance against specific benchmarks. Each index shown accounts for both changes in security price and reinvestment of dividends and distributions, but does not reflect the cost of managing a mutual fund. The total return figures for the Morgan Stanley Capital International (MSCI) indexes assume change in security prices and the deduction of local taxes. The Funds may significantly differ in holdings and composition from an index. Individuals cannot invest directly in an index.

INDEXES

LEHMAN U.S. AGGREGATE BOND INDEX
The unmanaged Lehman Brothers U.S. Aggregate Bond Index is widely recognized measure of the aggregate bond market. The unmanaged index is market value-weighted inclusive of accrued interest.

MSCI CHINA INDEX
The unmanaged MSCI China Index is a market capitalization-weighted index of Chinese equities that includes Red Chips and H shares listed on the Hong Kong Stock Exchange and B shares listed on the Shanghai and Shenzhen Exchanges. Red Chips are Mainland Chinese companies listed on the Hong Kong Stock Exchange that are incorporated in Hong Kong.
H Shares are Mainland Chinese companies listed on the Hong Kong Stock Exchange that are incorporated in Mainland China and approved by the China Securities Regulatory Commission for a listing in Hong Kong. B Shares are Mainland Chinese stocks listed on the Shanghai and Shenzhen stock exchanges, available to Chinese and foreign investors.

OLD MUTUAL ADVISOR FUNDS

MSCI EAFE INDEX
The unmanaged MSCI EAFE Index is a market capitalization-weighted index that measures the performance of stock markets in various countries in Europe, Australasia and the Far East. The MSCI EAFE Index contains a representative sampling of over 900 small-, medium- and large-capitalization stocks from countries in these regions.

MSCI EMERGING MARKETS INDEX
The unmanaged MSCI Emerging Markets Index is a market capitalization-weighted index of over 650 stocks traded in 27 of the world's emerging equity markets.

RUSSELL 2000(R) GROWTH INDEX
The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth rates.

STANDARD & POOR'S 500 INDEX
The unmanaged Standard & Poor's 500 (S&P 500) Index is a market value-weighted index of large-cap common stocks considered representative of the broad market.

STANDARD & POOR'S SUPERCOMPOSITE 1500 INDEX
The unmanaged Standard & Poor's SuperComposite 1500 (S&P 1500) Index is a broad-based, capitalization-weighted index comprising 1,500 stocks of large-cap, mid-cap and small-cap U.S. companies.


Index returns and statistical data included in this report are provided by Bloomberg, FactSet and Lehman Brothers.

OLD MUTUAL ADVISOR FUNDS

MESSAGE TO SHAREHOLDERS

DEAR SHAREHOLDER:


The past several months have been positive for the Old Mutual Advisor Funds despite relatively modest gains achieved by the overall market. We believe that the experience and skill of the institutional managers who sub-advise the Funds' portfolios was instrumental in overcoming the challenges that prevailed during the six-month period ended January 31, 2006.

We are pleased to announce the addition of four new funds to the Old Mutual Advisor Funds lineup. The Old Mutual Analytic Defensive Equity Fund, Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund and Old Mutual International Equity Fund have been added in order to broaden access to key investment choices. These Funds, all managed by carefully selected institutional investment managers, provide unique retail access to the expertise of firms that are highly specialized in their respective area of the investment market.

By way of a market overview, rising interest rates, lofty oil prices, worrisome federal deficits, two major hurricanes, a new Federal Reserve Chairman and economic uncertainty were all stiff headwinds for stocks to overcome. Fortunately, stronger equity performance in the fourth quarter and in early 2006 helped many major averages end the period in positive territory. Moderating oil prices, an improved outlook regarding the economic toll of Hurricane Katrina and cues as to how the new Fed Chairman will reign going forward all contributed to the rally in equities toward the end of the period.

Despite these uncertain and challenging market conditions, several Old Mutual Advisor Funds were able to turn in positive absolute and relative performance for the period, as reflected on the pages that follow. We invite you to review these pages for a complete performance discussion.

Over the past six months, we have expanded our customer service operations and we have added new product offerings to the Old Mutual Advisor Funds lineup. Our ultimate goal is to continually improve the world-class service and performance that we aim to provide and, although no one can predict future performance, I am confident that these enhancements will help us achieve this objective.

Thank you for your investment in the Old Mutual Advisor Funds.

Sincerely,


/S/ DAVID J. BULLOCK

David J. Bullock
PRESIDENT
OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

 MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Q.  HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

A. For the six-month period ended January 31, 2006, the Old Mutual Asset Allocation Conservative Portfolio outperformed the Lehman Brothers U.S. Aggregate Bond Index, but underperformed the S&P 1500 Index. The Fund's Class A shares gained 3.27% at net asset value for the six-month time frame, while the Lehman Brothers U.S. Aggregate Bond Index returned 0.84% and the S&P 1500 Index returned 5.18%. Performance for all share classes can be found on the following page.

Q.  WHAT INVESTMENT ENVIRONMENT DID THE FUND FACE DURING THE PAST SIX MONTHS?

A. Despite a series of events that threatened to derail the U.S. economy, economic conditions generally remained positive. At different times throughout the six-month period, rising energy prices, increasing inflationary pressures and devastating hurricanes that hit the Gulf Coast all threatened to slow the U.S. economy. However, it appears that economic growth as measured by Gross Domestic Product will again exceed 3.0% during the fourth quarter, making it the eleventh consecutive quarter that the economy has grown at a rate of 3.0% or better.

    The past six months have been challenging for domestic U.S.
    equities, which remained under pressure from rising energy costs, inflation and interest rates. Stocks proved to be very susceptible to gyrations in oil prices and supply. Unique challenges during the period included two devastating and very costly hurricanes, which further disrupted oil supply and production and cast new doubts on the resiliency of overall economic growth.

Q.  WHICH MARKET FACTORS INFLUENCED THE FUND'S RELATIVE PERFORMANCE?

A. The Federal Reserve's ongoing campaign to raise the federal funds rate to a more neutral level in an effort to keep inflation in check proved to be the most significant factor impacting the fixed-income markets during the six-month period ended January 31, 2006. Yield was hard to come by as the yield curve flattened and neared inversion during the period. In its January 31st Federal Open Market Committee meeting, the Federal Reserve raised its target for the federal funds rate by 25 basis points to end the period at 4.50%. The Fed released a statement noting that, "Although recent economic data have been uneven, the expansion in economic activity appears solid. Core inflation has stayed relatively low in recent months and longer-term inflation expectations remain contained. Nevertheless, possible increases in resource utilization as well as elevated energy prices have the potential to add to inflation pressures."

    Skyrocketing oil prices, inflation, rising interest rates, a flattening yield curve and an anticipated slowdown in consumer spending put pressure on domestic equities during the period. The equity markets showed resilience, however, and were able to post gains despite these stiff headwinds. This environment, which has been all too familiar over the past year, kept stocks in a range-bound trading pattern.

Q.  HOW DID THE FUND'S COMPOSITION AFFECT PERFORMANCE?

A. The Fund's 60% strategic allocation to fixed-income securities, while consistent with the Fund's more conservative approach, made only a slight contribution to overall performance for the period. The three major sleeves that make up the bond component-- Barrow, Hanley, Mewhinney & Strauss' core bond strategy, Dwight Asset Management Company's high yield strategy and Rogge Global Partners' international bond strategy--all produced marginal gains. Cash, which maintained a 7% targeted allocation during the period, also made a small contribution to performance.

    The Fund's 30% allocation to equities made solid contributions to performance during the period. Two mandates--Acadian Asset Management's international equity strategy and Thompson, Siegel & Walmsley's mid-cap value strategy--accounted for nearly all of the Fund's gains. Top performing stocks included Mizuho Financial Group, a Japanese company engaged in the operation of banks and securities companies, which gained 81.3% during the period and Komatsu, a global company that engages in the manufacturing, development, marketing and sale of a diversified range of industrial-use products and services, which returned 96.4% during the period. Other strong contributors included NuCor, a U.S. company engaged in the manufacture and sale of steel and steel products; Advanced Micro Devices, a semiconductor company that designs, manufactures, and markets industry-standard digital integrated circuits; Goldcorp, a North American-based gold producer engaged in exploration, extraction and processing of gold and Terex, a manufacturer of equipment for the construction, infrastructure and surface mining industries.

    Holdings that detracted from the Fund's performance included financial services provider, Allstate; computer, communications and electronic applications provider, American Power Conversion; and health care product manufacturer and marketer, Johnson & Johnson.

    In terms of sector contributions, stocks in the energy, financial and information technology sectors accounted for the majority of the Fund's performance for the period.

Q.  WHAT IS THE INVESTMENT OUTLOOK?

A. The final months of 2005 managed to fulfill investors' hopes for a fourth quarter rally. Although the rally was less spirited than most would have liked, it nevertheless was responsible for pushing most major benchmarks into the black for the year. There was also plenty of headline-making news during the six-month period, including a new Federal Reserve Chairman, a change in the Fed's language concerning the need for interest rate hikes, Google's stock hitting record highs and other events. The long-term outlook may continue to hold some frustrations, but Old Mutual Capital, Inc. believes that the Fund's steady, diversified approach will pay dividends over time.


                             PERFORMANCE HIGHLIGHTS

o For the six-month period ended January 31, 2006, the Fund outperformed the Lehman Brothers U.S. Aggregate Bond Index, but underperformed the S&P 1500 Index.

o Equities, with just a 30% overall allocation, accounted for nearly all of the Fund's gains.

o The Fund's fixed income securities made a modest contribution.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO (UNAUDITED)

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO


                      TOTAL RETURN AS OF JANUARY 31, 2006

-------------------------------------------------------------------------------------------------------------------------
                                                            Six Months          1 Year      Annualized Since Inception
-------------------------------------------------------------------------------------------------------------------------
  Class A with front-end load*                                 (2.65)%           0.22%                 2.63%
-------------------------------------------------------------------------------------------------------------------------
  Class A without load*                                         3.27%            6.35%                 7.29%
-------------------------------------------------------------------------------------------------------------------------
  Class C with deferred sales load*                             1.96%            4.64%                 6.59%
-------------------------------------------------------------------------------------------------------------------------
  Class C without deferred sales load*                          2.96%            5.64%                 6.59%
-------------------------------------------------------------------------------------------------------------------------
  Class Z                                                        N/A              N/A                  2.39% 1
-------------------------------------------------------------------------------------------------------------------------
  InstitutionalClass*                                           3.39%            6.59%                 7.57%
-------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index**                                               4.67%           10.38%                12.91%^
-------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers U.S. Aggregate Bond Index                     0.84%            1.80%                 2.55%^
-------------------------------------------------------------------------------------------------------------------------
  S&P 1500 Index**                                              5.18%           11.72%                14.24%^
-------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Information about these performance results and the comparative indexes can be found on pages 2 and 3.
  1 Not annualized, inception date 12/09/05.
 * Inception date 9/30/04.
** The Fund's performance will no longer be compared to the S&P 500 Index, as the S&P 1500 Index, which is invested in a broader range of securities, better reflects the Fund's investment strategy.
 ^ Index performance shown is from 9/30/04.


                                                                FUND PERFORMANCE

                                             [LINE CHART OMITTED -- PLOT POINTS FOLLOWS:]


                   OM Asset Allocation   OM Asset Allocation   OM Asset Allocation
                        Conservative         Conservative       Conservative                         Lehman Brothers
                        Portfolio -           Portfolio -        Portfolio -                         U.S. Aggregate        S&P
                          Class A              Class C       Institutional Class   S&P 500 Index       Bond Index      1500 Index
9/30/2004                  9425                 10000              10000               10000             10000            10000
7/31/2005                 10025                 10475              10660               11237             10256            11359
1/31/2006                 10352                 10887              11022               11761             10342            11948

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The graph above compares an investment made in the Fund's Class A, C and Institutional shares on the inception date of 9/30/04 to an investment made in unmanaged securities indexes on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. Performance for the Fund's Class C shares assumes payment of a contingent deferred sales load, which is charged on investments held less than one year. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.


                  ASSET CLASS WEIGHTINGS AS OF JANUARY 31, 2006

                   [PIE CHART OMITTED -- PLOT POINTS FOLLOWS:]

Common Stock                                                               24%
Corporate Bonds                                                            18%
U.S. Government Agencey Mortgage-Backed Obligations                        19%
U.S. Treasury Obligations                                                  14%
Foreign Common Stock                                                        7%
Foreign Bonds                                                               2%
Asset-Backed Securities                                                     1%
Mortgage Related                                                            4%
Repurchase Agreements                                                      11%
                                                                          100%


                     TOP TEN HOLDINGS AS OF JANUARY 31, 2006

U.S. Treasury Note, 3.875%, 07/15/10                            4.9%
Federal Home Loan Mortgage Corporation, 4.500%, 08/04/08        2.8%
U.S. Treasury Note, 4.125%, 05/15/15                            2.4%
U.S. Treasury Note, 3.875%, 09/15/10                            2.0%
Countrywide Alternative Loan Trust, Ser 2005-53t2, Cl 2a1       1.5%
U.S. Treasury Bond, 5.375%, 07/28/08                            1.4%
Federal National Mortgage Association, 5.500%, 07/01/33         1.3%
Federal Home Loan Mortgage Corporation, 5.000%, 07/01/19        1.3%
Federal Home Loan Mortgage Corporation, 5.500%, 06/01/35        1.2%
Federal Home Loan Mortgage Corporation, 6.500%, 12/01/35        1.1%
--------------------------------------------------------------------
Combined Top Ten Holdings as a %
of Total Fund Investments                                      19.9%

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)


                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 23.9%
BASIC MATERIALS -- 1.3%
AGRICULTURAL CHEMICALS -- 0.4%
Agrium                                  1,800       $      43
Monsanto                                  520              44
                                                    ---------
                                                           87
--------------------------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 0.2%
Dow Chemical                              444              19
Lyondell Chemical                         295               7
Nova Chemicals                            700              24
Olin                                       50               1
                                                    ---------
                                                           51
--------------------------------------------------------------------------------
CHEMICALS-PLASTICS -- 0.0%
Spartech                                   30               1
                                                    ---------
                                                            1
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.0%
Eastman Chemical                           15               1
                                                    ---------
                                                            1
--------------------------------------------------------------------------------
FORESTRY -- 0.1%
Plum Creek Timber                         900              33
                                                    ---------
                                                           33
--------------------------------------------------------------------------------
GOLD MINING -- 0.1%
Goldcorp                                1,200              33
                                                    ---------
                                                           33
--------------------------------------------------------------------------------
INDUSTRIAL GASES -- 0.1%
Air Products & Chemicals                   40               2
Praxair                                   490              26
                                                    ---------
                                                           28
--------------------------------------------------------------------------------
METAL-COPPER -- 0.1%
Phelps Dodge                              265              43
                                                    ---------
                                                           43
--------------------------------------------------------------------------------
NON-FERROUS METALS -- 0.1%
Cameco                                    320              25
USEC                                      130               2
                                                    ---------
                                                           27
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.0%
Smurfit-Stone Container*                  255               3
                                                    ---------
                                                            3
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.2%
Nucor                                     668              56
                                                    ---------
                                                           56
                                                    ---------
TOTAL BASIC MATERIALS (COST $290)                         363
                                                    ---------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 2.7%
APPAREL MANUFACTURERS -- 0.2%
Polo Ralph Lauren                         950              54
                                                    ---------
                                                           54
--------------------------------------------------------------------------------




                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.3%
DR Horton                                 966       $      36
KB Home                                   322              25
Pulte Homes                               790              31
                                                    ---------
                                                           92
--------------------------------------------------------------------------------
CASINO HOTELS -- 0.1%
Harrah's Entertainment                    450              33
                                                    ---------
                                                           33
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.1%
Scientific Games, Cl A*                   670              21
                                                    ---------
                                                           21
--------------------------------------------------------------------------------
CRUISE LINES -- 0.2%
Carnival                                  986              51
Royal Caribbean Cruises                   371              15
                                                    ---------
                                                           66
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.0%
CDW                                        40               2
                                                    ---------
                                                            2
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 0.2%
Activision*                             3,991              57
                                                    ---------
                                                           57
--------------------------------------------------------------------------------
GOLF -- 0.0%
Callaway Golf                             160               2
                                                    ---------
                                                            2
--------------------------------------------------------------------------------
HOME FURNISHINGS -- 0.0%
Tempur-Pedic International*               170               2
                                                    ---------
                                                            2
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.1%
Fairmont Hotels & Resorts                  45               2
Marriott International, Cl A              320              21
                                                    ---------
                                                           23
--------------------------------------------------------------------------------
LEISURE & RECREATIONAL PRODUCTS -- 0.1%
Brunswick*                                338              13
                                                    ---------
                                                           13
--------------------------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 0.0%
Harley-Davidson                            10               1
                                                    ---------
                                                            1
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.1%
Gannett                                   184              12
Tribune                                    10              --
                                                    ---------
                                                           12
--------------------------------------------------------------------------------
RADIO -- 0.0%
Citadel Broadcasting                      200               2
Westwood One                              125               2
                                                    ---------
                                                            4
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)
                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.2%
Chico's FAS*                            1,320       $      58
Urban Outfitters*                         340               9
                                                    ---------
                                                           67
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 0.3%
Home Depot                              1,026              42
Lowe's                                    760              48
                                                    ---------
                                                           90
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.1%
GameStop, Cl A*                           490              20
                                                    ---------
                                                           20
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.1%
Costco Wholesale                           10               1
Dollar General                            465               8
Target                                    520              28
                                                    ---------
                                                           37
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 0.2%
CVS                                     1,640              46
                                                    ---------
                                                           46
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.0%
Tiffany                                    35               1
                                                    ---------
                                                            1
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
JC Penney                                  19               1
Saks*                                   1,100              21
Sears Holdings*                            64               8
                                                    ---------
                                                           30
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 0.0%
OfficeMax                                  95               3
                                                    ---------
                                                            3
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.1%
Kohl's*                                   730              32
                                                    ---------
                                                           32
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.1%
CBRL Group                                 30               1
Darden Restaurants                        222               9
Outback Steakhouse                         70               3
PF Chang's China Bistro*                  190              10
Yum! Brands                               217              11
                                                    ---------
                                                           34
--------------------------------------------------------------------------------
TOYS -- 0.1%
Hasbro                                    373               8
Mattel                                    712              12
                                                    ---------
                                                           20
                                                    ---------
TOTAL CONSUMER CYCLICAL (COST $738)                       762
                                                    ---------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 0.9%
AGRICULTURAL OPERATIONS -- 0.2%
Archer-Daniels-Midland                  1,217              38
Tejon Ranch*                               45               2
                                                    ---------
                                                           40
--------------------------------------------------------------------------------



                                                       Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
BREWERY -- 0.1%
Molson Coors Brewing, Cl B                400       $      25
                                                    ---------
                                                           25
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.1%
Fortune Brands                            341              25
                                                    ---------
                                                           25
--------------------------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.1%
Dean Foods*                             1,050              40
                                                    ---------
                                                           40
--------------------------------------------------------------------------------
FOOD-MEAT PRODUCTS -- 0.1%
Smithfield Foods*                       1,350              36
                                                    ---------
                                                           36
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.0%
ConAgra Foods                             518              11
                                                    ---------
                                                           11
--------------------------------------------------------------------------------
FOOD-RETAIL -- 0.0%
Albertson's                                35               1
                                                    ---------
                                                            1
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.0%
United Natural Foods*                      50               2
                                                    ---------
                                                            2
--------------------------------------------------------------------------------
OFFICE SUPPLIES & FORMS -- 0.0%
Avery Dennison                             20               1
                                                    ---------
                                                            1
--------------------------------------------------------------------------------
TOBACCO -- 0.3%
Altria Group                              507              37
Imperial Tobacco ADR                      428              25
UST                                       458              18
                                                    ---------
                                                           80
                                                    ---------
TOTAL CONSUMER NON-CYCLICAL (COST $241)                   261
                                                    ---------
--------------------------------------------------------------------------------
ENERGY -- 3.1%
COAL -- 0.2%
Arch Coal                                  10               1
Consol Energy                             450              33
Peabody Energy                            230              23
                                                    ---------
                                                           57
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.0%
Mirant*                                    90               3
                                                    ---------
                                                            3
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 0.7%
Diamond Offshore Drilling                 220              19
ENSCO International                       240              12
GlobalSantaFe                              30               2
Nabors*                                 1,060              86
Pride International*                    1,150              40
Rowan                                      50               2
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

 OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

--------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------

OIL & GAS DRILLING -- CONTINUED
Todco, Cl A                                20       $       1
Transocean*                               550              45
                                                    ---------
                                                          207
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.3%
Anadarko Petroleum                         76               8
Burlington Resources                       31               3
Devon Energy                              243              16
Newfield Exploration*                     550              29
Pogo Producing                             15               1
Southwestern Energy*                      200               9
XTO Energy                                520              25
                                                    ---------
                                                           91
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 0.9%
Amerada Hess                              250              39
BP ADR                                    320              23
Chevron                                   435              26
ConocoPhillips                            573              37
Exxon Mobil                               873              55
Marathon Oil                              385              29
Occidental Petroleum                      385              38
                                                    ---------
                                                          247
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.3%
Cooper Cameron*                           900              44
Grant Prideco*                            170               8
National Oilwell Varco*                   340              26
                                                    ---------
                                                           78
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.1%
Frontier Oil                              600              28
                                                    ---------
                                                           28
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.3%
BJ Services                             1,170              47
Cal Dive International*                   900              38
Tidewater                                  30               2
Weatherford International*                 30               1
                                                    ---------
                                                           88
--------------------------------------------------------------------------------
PIPELINES -- 0.3%
El Paso                                   270               4
National Fuel Gas                       1,000              33
Questar                                   400              33
Williams                                  100               2
                                                    ---------
                                                           72
                                                    ---------
TOTAL ENERGY (COST $676)                                  871
                                                    ---------
--------------------------------------------------------------------------------
FINANCIAL -- 4.0%
COMMERCIAL BANKS-EASTERN US -- 0.0%
Commerce Bancorp                           35               1
                                                    ---------
                                                            1
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.1%
Colonial BancGroup                      1,700              42
                                                    ---------
                                                           42



                                                      Market
Description                             Shares      Value (000
--------------------------------------------------------------------------------
FIDUCIARY BANKS -- 0.1%
Northern Trust                            600       $      31
                                                    ---------
                                                           31
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 0.3%
First Marblehead                           90               3
SLM                                     1,396              78
                                                    ---------
                                                           81
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 0.0%
Capital One Financial                     122              10
                                                    ---------
                                                           10
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.4%
Citigroup                                 585              27
Goldman Sachs Group                       300              42
Greenhill                                  10               1
JPMorgan Chase                            499              20
Merrill Lynch                             300              23
                                                    ---------
                                                          113
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.1%
Countrywide Financial                     497              17
                                                    ---------
                                                           17
--------------------------------------------------------------------------------
FINANCE-OTHER SERVICES -- 0.1%
Cbot Holdings, Cl A*                      150              16
                                                    ---------
                                                           16
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.1%
AMBAC Financial Group                     180              14
MGIC Investment                           211              14
                                                    ---------
                                                           28
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 0.1%
Brown & Brown                           1,400              40
                                                    ---------
                                                           40
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.1%
Federated Investors, Cl B                  45               2
Legg Mason                                130              17
                                                    ---------
                                                           19
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.3%
Cigna                                     629              77
UnumProvident                             160               3
                                                    ---------
                                                           80
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.6%
Allstate                                  712              37
American International Group              420              27
Assurant                                   15               1
Hanover Insurance Group                    20               1
Hartford Financial Services Group         198              16
HCC Insurance Holdings                    460              14
Metlife                                   759              38
XL Capital, Cl A                          303              21
                                                    ---------
                                                          155

--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.4%
Arch Capital Group*                       600       $      33
Fidelity National Financial                50               2
Safeco                                    700              37
St. Paul Travelers                         25               1
WR Berkley                                900              44
                                                    ---------
                                                          117
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.2%
CB Richard Ellis Group, Cl A*           1,010              64
                                                    ---------
                                                           64
--------------------------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 0.0%
St. Joe                                    20               1
                                                    ---------
                                                            1
--------------------------------------------------------------------------------
REINSURANCE -- 0.2%
Aspen Insurance Holdings                  155               4
Axis Capital Holdings                      90               3
Odyssey Re Holdings                       145               3
PartnerRe                                 600              37
                                                    ---------
                                                           47
--------------------------------------------------------------------------------
REITS-HOTELS -- 0.0%
Host Marriott                             255               5
                                                    ---------
                                                            5
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.2%
American Financial Realty Trust           270               3
Boston Properties                         600              47
                                                    ---------
                                                           50
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.1%
CBL & Associates Properties               600              25
                                                    ---------
                                                           25
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.0%
NewAlliance Bancshares                    225               3
                                                    ---------
                                                            3
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.2%
Washington Federal                      1,440              35
Washington Mutual                         500              21
                                                    ---------
                                                           56
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 0.4%
Bank of America                         1,130              50
Wachovia                                  851              47
Wells Fargo                               389              24
                                                    ---------
                                                          121
                                                    ---------
TOTAL FINANCIAL (COST $1,017)                           1,122
                                                    ---------
--------------------------------------------------------------------------------
HEALTH CARE -- 4.1%
DIAGNOSTIC EQUIPMENT -- 0.1%
Cytyc*                                    595              18
Gen-Probe*                                273              14
                                                    ---------
                                                           32
--------------------------------------------------------------------------------




                                                       Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
DIALYSIS CENTERS -- 0.0%
DaVita*                                    40       $       2
                                                    ---------
                                                            2
--------------------------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.0%
C.R. Bard                                 120               8
                                                    ---------
                                                            8
--------------------------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 0.0%
Conor Medsystems*                         120               3
                                                    ---------
                                                            3
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.1%
McKesson                                  629              33
                                                    ---------
                                                           33
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.3%
Guidant                                    27               2
St. Jude Medical*                       1,530              75
Symmetry Medical*                          70               2
                                                    ---------
                                                           79
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.2%
Covance*                                  700              40
Laboratory Corp of America Holdings*      500              29
                                                    ---------
                                                           69
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 0.6%
Baxter International                      481              18
Becton Dickinson                           30               2
Biomet                                     45               1
Henry Schein*                              40               2
Johnson & Johnson                       2,021             116
Zimmer Holdings*                          450              31
                                                    ---------
                                                          170
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.5%
Affymetrix*                               280              11
Biogen Idec*                              200               9
Celgene*                                  130               9
Genentech*                                580              50
Genzyme*                                  520              37
Invitrogen*                                30               2
PDL BioPharma*                            383              11
                                                    ---------
                                                          129
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 0.3%
Angiotech Pharmaceuticals*                230               3
Bristol-Myers Squibb                      664              15
Pfizer                                  1,268              33
Schering-Plough                           756              14
Wyeth                                     183               8
                                                    ---------
                                                           73
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.0%
Barr Pharmaceuticals*                      10               1
Watson Pharmaceuticals*                    50               1
                                                    ---------
                                                            2
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
MEDICAL-HMO -- 0.8%
Coventry Health Care*                     450       $      27
Humana*                                    39               2
UnitedHealth Group                      2,038             121
WellPoint*                                834              64
                                                    ---------
                                                          214
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.1%
Community Health Systems*                 900              33
                                                    ---------
                                                           33
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.0%
Lincare Holdings*                          75               3
                                                    ---------
                                                            3
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.2%
AmerisourceBergen                       1,212              53
Cardinal Health                           182              13
                                                    ---------
                                                           66
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 0.2%
Alcon                                     440              56
                                                    ---------
                                                           56
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.1%
Caremark Rx*                              367              18
                                                    ---------
                                                           18
--------------------------------------------------------------------------------
PHYSICAL PRACTICE MANAGEMENT -- 0.1%
Pediatrix Medical Group*                  350              31
                                                    ---------
                                                           31
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 0.1%
Resmed*                                   420              17
                                                    ---------
                                                           17
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.2%
CV Therapeutics*                           75               2
Gilead Sciences*                        1,070              65
                                                    ---------
                                                           67
--------------------------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 0.1%
VCA Antech*                               530              15
                                                    ---------
                                                           15
--------------------------------------------------------------------------------
VITAMINS & NUTRITION PRODUCTS -- 0.1%
Herbalife*                                440              15
                                                    ---------
                                                           15
                                                    ---------
TOTAL HEALTH CARE (COST $1,048)                         1,135
                                                    ---------
--------------------------------------------------------------------------------
INDUSTRIAL -- 1.6%
AEROSPACE/DEFENSE -- 0.1%
Rockwell Collins                          450              21
                                                    ---------
                                                           21
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.1%
Alliant Techsystems*                      450              35
                                                    ---------
                                                           35
--------------------------------------------------------------------------------

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.2%
Martin Marietta Materials                 730       $      62
                                                    ---------
                                                           62
--------------------------------------------------------------------------------
CONTAINERS-PAPER/PLASTIC -- 0.1%
Sealed Air*                               600              33
                                                    ---------
                                                           33
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.2%
Brink's                                    15               1
Dover                                      50               2
Honeywell International                   229               9
Illinois Tool Works                       107               9
ITT Industries                            320              33
Trinity Industries                         30               1
Tyco International                        313               8
                                                    ---------
                                                           63
--------------------------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.1%
Emerson Electric                          264              20
                                                    ---------
                                                           20
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.0%
Stericycle*                               160              10
                                                    ---------
                                                           10
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.0%
Symbol Technologies                       165               2
                                                    ---------
                                                            2
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
Rockwell Automation                       280              19
                                                    ---------
                                                           19
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.0%
Applera Corp - Applied Biosystems Group    15              --
                                                    ---------
                                                           --
--------------------------------------------------------------------------------
MACHINE TOOLS & RELATED PRODUCTS -- 0.1%
Kennametal                                600              35
                                                    ---------
                                                           35
--------------------------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.3%
Caterpillar                               635              43
Terex*                                    750              53
                                                    ---------
                                                           96
--------------------------------------------------------------------------------
MACHINERY-PRINT TRADE -- 0.0%
Zebra Technologies, Cl A*                  45               2
                                                    ---------
                                                            2
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.1%
Precision Castparts                       290              15
                                                    ---------
                                                           15
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
American Power Conversion                 626              15
                                                    ---------
                                                           15
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                       Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
TOOLS-HAND HELD -- 0.1%
Stanley Works                             333       $      16
                                                    ---------
                                                           16
--------------------------------------------------------------------------------
TRANSPORT-EQUIPMENT & LEASING -- 0.0%
GATX                                       95               4
                                                    ---------
                                                            4
                                                    ---------
TOTAL INDUSTRIAL (COST $385)                              448
                                                    ---------
--------------------------------------------------------------------------------
SERVICES -- 1.1%
ADVERTISING AGENCIES -- 0.0%
Interpublic Group*                        250               2
                                                    ---------
                                                            2
--------------------------------------------------------------------------------
ADVERTISING SERVICES -- 0.1%
Getty Images*                             150              12
                                                    ---------
                                                           12
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
Alliance Data Systems*                    390              16
ChoicePoint*                               65               3
Quanta Services*                          120               2
                                                    ---------
                                                           21
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.2%
H&R Block                               1,416              34
Paychex                                   570              21
                                                    ---------
                                                           55
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.4%
Affiliated Computer Services, Cl A*       110               7
Cognizant Technology Solutions, Cl A*   1,830              96
DST Systems*                               45               3
Manhattan Associates*                      60               1
                                                    ---------
                                                          107
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.0%
Cendant                                    87               1
                                                    ---------
                                                            1
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.1%
Monster Worldwide*                        650              28
                                                    ---------
                                                           28
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 0.0%
DreamWorks Animation, Cl A*               105               3
                                                    ---------
                                                            3
--------------------------------------------------------------------------------
SCHOOLS -- 0.1%
Apollo Group, Cl A*                       480              27
                                                    ---------
                                                           27
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.1%
Sprint-Nextel                             761              18
Verizon Communications                    610              19
                                                    ---------
                                                           37
                                                    ---------
TOTAL SERVICES (COST $276)                                293
--------------------------------------------------------------------------------




                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
TECHNOLOGY -- 3.9%
APPLICATIONS SOFTWARE -- 0.0%
Citrix Systems*                            65       $       2
Intuit*                                    15               1
Microsoft                                 151               4
Satyam Computer Services ADR               90               4
                                                    ---------
                                                           11
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.1%
NII Holdings*                             732              36
                                                    ---------
                                                           36
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 0.0%
Multi-Fineline Electronix*                 20               1
                                                    ---------
                                                            1
--------------------------------------------------------------------------------
COMPUTERS -- 0.6%
Apple Computer*                           992              75
Dell*                                     304               9
Hewlett-Packard                         1,203              38
International Business Machines           409              33
                                                    ---------
                                                          155
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.2%
Hutchinson Technology*                     10              --
Network Appliance*                        400              13
Seagate Technology                      1,300              34
                                                    ---------
                                                           47
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.1%
Dun & Bradstreet*                          30               2
MoneyGram International                    40               1
NAVTEQ*                                   410              18
SEI Investments                            45               2
                                                    ---------
                                                           23
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.1%
Cognos*                                   360              14
                                                    ---------
                                                           14
--------------------------------------------------------------------------------
E-COMMERCE/PRODUCTS -- 0.1%
Amazon.com*                               570              26
                                                    ---------
                                                           26
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.0%
Flextronics International*                105               1
                                                    ---------
                                                            1
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 0.9%
Advanced Micro Devices*                   700              29
Broadcom, Cl A*                         1,090              74
DSP Group*                                 40               1
Freescale Semiconductor, Cl B*             72               2
Intel                                   1,717              37
International Rectifier*                   30               1
Intersil, Cl A                             50               2
MEMC Electronic Materials*              1,300              37
Nvidia*                                   689              31
QLogic*                                   730              29
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- CONTINUED
Semtech*                                  110       $       2
Silicon Laboratories*                     180               9
Texas Instruments                         104               3
                                                    ---------
                                                          257
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.0%
Cadence Design Systems*                   145               3
                                                    ---------
                                                            3
--------------------------------------------------------------------------------
ELECTRONIC FORMS -- 0.2%
Adobe Systems                           1,682              67
                                                    ---------
                                                           67
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.3%
SAP ADR                                 1,170              60
Sybase*                                 1,100              24
                                                    ---------
                                                           84
--------------------------------------------------------------------------------
INTERNET CONNECTIVE SERVICES -- 0.1%
NDS ADR                                   700              30
                                                    ---------
                                                           30
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
Avocent*                                  105               3
                                                    ---------
                                                            3
--------------------------------------------------------------------------------
INTERNET SECURITY -- 0.0%
Symantec*                                  95               2
                                                    ---------
                                                            2
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.0%
Foundry Networks*                         100               1
                                                    ---------
                                                            1
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 0.0%
Xerox*                                    150               2
                                                    ---------
                                                            2
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.2%
Emulex*                                    60               1
Marvell Technology Group*                 530              36
Maxim Integrated Products                  40               2
                                                    ---------
                                                           39
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.1%
Comverse Technology*                      811              22
Scientific-Atlanta                        180               8
Tellabs*                                  100               1
                                                    ---------
                                                           31
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.2%
Amdocs*                                 1,905              61
                                                    ---------
                                                           61
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 0.3%
Google, Cl A*                             125              54
Yahoo!*                                   850              29
                                                    ---------
                                                           83



                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.4%
American Tower, Cl A*                   1,530       $      48
Motorola                                  229               5
Nokia ADR                               1,396              26
Qualcomm                                  820              39
                                                    ---------
                                                          118
                                                    ---------
TOTAL TECHNOLOGY (COST $907)                            1,095
                                                    ---------
--------------------------------------------------------------------------------
TRANSPORTATION -- 0.7%
AIRLINES -- 0.0%
Southwest Airlines                        810              13
                                                    ---------
                                                           13
--------------------------------------------------------------------------------
TRANSPORT-RAIL -- 0.4%
Burlington Northern Santa Fe              248              20
Canadian Pacific Railway                  900              43
CSX                                       600              32
Norfolk Southern                          161               8
                                                    ---------
                                                          103
--------------------------------------------------------------------------------
TRANSPORT-SERVICES -- 0.1%
FedEx                                     108              11
Ryder System                              102               5
United Parcel Service, Cl B                17               1
UTI Worldwide                             180              19
                                                    ---------
                                                           36
--------------------------------------------------------------------------------
TRANSPORT-TRUCK -- 0.2%
JB Hunt Transport Services              2,000              48
                                                    ---------
                                                           48
                                                    ---------
TOTAL TRANSPORTATION (COST $162)                          200
                                                    ---------
--------------------------------------------------------------------------------
UTILITIES -- 0.5%
ELECTRIC-INTEGRATED -- 0.4%
Alliant Energy                             40               1
American Electric Power                   346              13
Duke Energy                               581              16
Edison International                       48               2
Entergy                                   310              22
OGE Energy                              1,400              38
Public Service Enterprise Group            36               3
TXU                                       340              17
                                                    ---------
                                                          112
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.1%
Energen                                   600              23
                                                    ---------
                                                           23
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.0%
Reliant Energy*                           295               3
                                                    ---------
                                                            3
                                                    ---------
TOTAL UTILITIES (COST $127)                               138
                                                    ---------
TOTAL COMMON STOCK (COST $5,867)                        6,688
                                                    ---------

--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                         Face         Market
Description                          Amount (000)   Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- 18.6%
Advanta Capital Trust, Ser B
   8.990%, 12/17/26                   $    15        $     15
Ahern Rentals, 144A
   9.250%, 08/15/13                        40              42
Allegheny Energy Supply, 144A
   8.250%, 04/15/12                        30              33
Allied Waste North America, Ser B
   8.875%, 04/01/08                        40              42
Alrosa Finance, 144A
   8.875%, 11/17/14                        30              34
America Movil
   6.375%, 03/01/35                        50              48
American General Finance, Ser G MTN
   5.375%, 09/01/09                        85              85
Ameriprise Financial
   5.350%, 11/15/10                        35              35
AmerisourceBergen, 144A
   5.875%, 09/15/15                        70              71
Amgen
   4.000%, 11/18/09                        55              53
AT&T Wireless Services
   8.750%, 03/01/31                        45              59
Bank One
   5.900%, 11/15/11                        90              93
BCPLU Crystal US Holdings, 144A
   9.625%, 06/15/14                        30              33
Beazer Homes USA, Callable:
   04/15/07 @ 104.188,
   04/15/08 @ 102.791
   8.375%, 04/15/12                        40              42
BP Amoco
   8.500%, 04/01/12                        50              59
Capital One Financial
   4.800%, 02/21/12                        60              58
Carnival
   3.750%, 11/15/07                        85              83
Cascades, Callable:
   02/15/08 @ 103.625,
   02/15/09 @ 102.417
   7.250%, 02/15/13                        30              27
Caterpillar Financial Services
   5.050%, 12/01/10                        50              50
Chesapeake Energy
   6.875%, 01/15/16                        15              15
Chesapeake Energy, 144A
   6.500%, 08/15/17                        50              50
Chubb
   4.934%, 11/16/07                       100             100
Citigroup
   2.400%, 10/31/25                     6,000              51
Clayton Williams Energy
   7.750%, 08/01/13                        40              39
Coleman Cable, Callable:
   10/01/08 @ 104.94
   9.875%, 10/01/12                        40              33
Columbus Southern Power, Ser C
   5.500%, 03/01/13                        20              20
Comcast
   7.625%, 02/15/08                        20              21
   5.300%, 01/15/14                        60              58
--------------------------------------------------------------------------------





                                         Face         Market
Description                          Amount (000)   Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
Consolidated Natural Gas
   6.875%, 10/15/26                    $   85       $      94
Copano Energy LLC, 144A
   8.125%, 03/01/16                       100             100
Countrywide Home Loan MTN
   4.125%, 09/15/09                        65              63
DaimlerChrysler
   4.750%, 01/15/08                        30              30
Deutsche Telekom
   8.500%, 06/15/10                        60              67
Dynegy Holdings 144A
   10.125%, 07/15/13                       30              34
E*trade Financial
   7.875%, 12/01/15                        60              63
Echostar DBS, 144A
   7.125%, 02/01/16                        75              74
ERP Operating
   5.125%, 03/15/16                        45              44
FedEx
   9.650%, 06/15/12                        40              49
Florida Power & Light
   5.650%, 02/01/37                        20              20
Ford Motor Credit
   7.375%, 10/28/09                        70              65
General Cable
   9.500%, 11/15/10                        30              32
General Electric Capital, Ser A MTN
   6.875%, 11/15/10                        55              59
   4.375%, 03/03/12                        50              48
General Motors Acceptance
   7.000%, 02/01/12                        35              33
Georgia Power, Ser J
   4.875%, 07/15/07                        55              55
Gregg Appliances
   9.000%, 02/01/13                        40              37
HCA
   6.375%, 01/15/15                        25              25
Hewlett-Packard
   5.750%, 12/15/06                        75              75
Hines Nurseries, Callable:
   10/01/2011  105.12
   10.250%, 10/01/11                       45              44
HSBC Finance
   4.750%, 04/15/10                        65              64
Hudbay Mining
   9.625%, 01/15/12                        30              32
Intelsat Bermuda 144A
   9.609%, 01/15/12                        28              29
J.B. Poindexter
   8.750%, 03/15/14                        40              33
J.C. Penney
   8.125%, 04/01/27                        30              31
John Deere Capital
   4.375%, 03/14/08                        45              44
John Deere Capital, Ser D MTN
   4.400%, 07/15/09                        35              34
K Hovnanian Enterprises
   6.250%, 01/15/16                        30              28
K. Hovnanian
   8.875%, 04/01/12                        30              32
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                         Face         Market
Description                          Amount (000)   Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
Lockheed Martin
   7.200%, 05/01/36                      $ 55       $      66
Marathon Oil
   5.375%, 06/01/07                        50              50
Merrill Lynch, Ser C MTN
   4.250%, 02/08/10                        80              78
Metlife
   5.000%, 06/15/15                        55              54
MGM Mirage
   6.625%, 07/15/15                        35              35
   5.875%, 02/27/14                        35              34
Midamerican Energy Holdings
   5.875%, 10/01/12                        65              66
   3.500%, 05/15/08                        45              43
Motorola
   8.000%, 11/01/11                        65              74
Navistar International
   6.250%, 03/01/12                        30              28
Neenah Paper
   7.375%, 11/15/14                        38              36
Nextel Communications,
   Ser C, Callable:
   10/31/2011 @100
   6.875%, 10/31/13                        85              89
Norampac
   6.750%, 06/01/13                        50              47
Pemex Project
   8.500%, 02/15/08                        20              21
PNC Funding
   4.200%, 03/10/08                        85              84
Prologis Trust
   7.100%, 04/15/08                        60              62
Prudential Financial MTN
   3.750%, 05/01/08                        25              24
Prudential Financial, Ser B MTN
   5.100%, 09/20/14                        50              49
PSE&G Power
   6.950%, 06/01/12                       100             108
PXRE
   8.850%, 02/15/27                        25              32
Qwest
   8.875%, 03/15/12                        70              78
Restaurant 144A
   10.000%, 10/01/13                       35              33
Rogers Cable
   6.750%, 03/15/15                        20              20
Rogers Wireless
   8.000%, 12/15/12                        20              21
Royal Caribbean Cruises
   7.250%, 03/15/18                        57              62
Sanmina-sci  Callable:
   01/15/07 @ 105.188,
   01/15/08 @ 102.594
   10.375%, 01/15/10                       70              77
SBC Communications
   5.100%, 09/15/14                        55              53
Schering-Plough
   6.750%, 12/01/33                        50              56
SLM
   4.000%, 01/15/10                        65              62
--------------------------------------------------------------------------------

                                         Face         Market
Description                          Amount (000)   Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
SLM, Ser A MTN
   4.500%, 07/26/10                    $   65       $      63
Southern Company Capital Funding, Ser A
   5.300%, 02/01/07                        50              50
Stater Brothers Holdings
   8.125%, 06/15/12                        35              35
STATS ChipPAC
   6.750%, 11/15/11                        20              20
Telecom Italia Capital
   4.000%, 11/15/08                        65              63
TFM Sa De Cv
   9.375%, 05/01/12                        25              28
Town Sports International
   9.625%, 04/15/11                        20              21
Toys R Us
   7.875%, 04/15/13                        30              24
Universal City Florida
   9.000%, 05/01/10                        20              20
Univision Communications
   3.875%, 10/15/08                        60              58
Uno Restaurant 144A
   10.000%, 02/15/11                       25              21
UnumProvident Finance 144A
   6.850%, 11/15/15                        40              42
Verizon Global
   4.000%, 01/15/08                        30              29
Verizon Wireless Capital
   5.375%, 12/15/06                        80              80
Washington Mutual Financial
   6.875%, 05/15/11                        60              65
Wellpoint
   5.000%, 12/15/14                        60              58
   3.750%, 12/14/07                        30              29
Weyerhaeuser
   5.950%, 11/01/08                        30              31
Wyeth
   5.500%, 02/01/14                        50              50
Xcel Energy
   7.000%, 12/01/10                        65              70
                                                    ---------
TOTAL CORPORATE BONDS (COST $5,234)                     5,186
                                                    ---------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 18.8%
Federal Home Loan Mortgage Corporation
   6.500%, 04/01/35                         8               8
   6.000%, 08/01/29                        27              28
   6.000%, 03/01/33                       116             118
   6.000%, 10/01/34                        98             100
   5.875%, 03/21/11                        60              62
   5.500%, 09/01/17                        28              28
   5.500%, 09/01/19                        42              42
   5.500%, 08/01/20                       174             175
   5.500%, 10/01/34                        83              82
   5.500%, 01/01/35                       176             175
   5.500%, 02/01/35                       185             183
   5.500%, 03/01/35                        66              66
   5.500%, 06/01/35                       340             337
   5.000%, 07/01/19                       131             130
   5.000%, 05/01/20                       369             365
   5.000%, 07/01/20                       130             128
   4.400%, 07/28/08                        90              89
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                     Face Amount      Market
Description                          (000)/Shares   Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- CONTINUED
Federal National Mortgage Association
   6.500%, 03/01/35                  $    166      $      170
   6.500%, 12/01/35                       511             523
   6.000%, 09/01/34                       214             216
   6.000%, 12/01/34                       125             126
   6.000%, 08/01/35                        98              99
   6.000%, 12/01/35                        14              15
   5.500%, 03/01/20                        82              83
   5.500%, 07/01/20                        59              59
   5.500%, 07/01/33                       544             539
   5.500%, 09/01/34                       163             161
   5.500%, 06/01/35                       219             217
   5.500%, 09/01/35                        45              44
   5.125%, 01/02/14                        65              65
   5.000%, 10/01/19                        44              43
   5.000%, 09/01/20                        10              10
   4.500%, 08/04/08                       795             788
                                                    ---------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS (COST $5,339)                               5,274
                                                    ---------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 13.7%
United States Treasury Bonds
   7.500%, 11/15/16                       100             124
   5.375%, 02/15/31                       345             380
United States Treasury Notes
   4.500%, 11/15/15                        30              30
   4.250%, 10/15/10                        25              25
   4.125%, 05/15/15                       685             663
   3.875%, 07/31/07                       175             173
   3.875%, 07/15/10                     1,400           1,365
   3.875%, 09/15/10                       585             570
   3.375%, 02/15/08                       225             220
   3.375%, 09/15/09                       195             188
   2.875%, 11/30/06                       100              99
                                                    ---------
TOTAL U.S. TREASURY OBLIGATIONS
(COST $3,883)                                           3,837
                                                    ---------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 6.7%
AUSTRALIA -- 0.5%
Babcock & Brown                         2,467              34
BHP Billiton                            1,799              35
Commonwealth Bank
   of Australia                           150               5
Insurance Australia Group               2,070               9
QBE Insurance Group                       650               9
Rinker Group                               96               1
Santos                                  5,181              52
Telstra Corp                            1,700               5
Woolworths                                200               3
                                                    ---------
TOTAL AUSTRALIA                                           153
                                                    ---------
--------------------------------------------------------------------------------
AUSTRIA -- 0.1%
Andritz                                   100              11
Telekom Austria                           200               5
                                                    ---------
TOTAL AUSTRIA                                              16
--------------------------------------------------------------------------------

                                                       Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
BELGIUM -- 0.1%
Dexia                                     625       $      15
Fortis                                    200               7
                                                    ---------
TOTAL BELGIUM                                              22
                                                    ---------
--------------------------------------------------------------------------------
CANADA -- 0.2%
Dofasco                                    35               2
EnCana                                    200              10
Gerdau Ameristeel                         300               2
IPSCO                                      90               8
Metro, Cl A                               100               3
Petro-Canada                              100               5
Telus                                     700              28
                                                    ---------
TOTAL CANADA                                               58
                                                    ---------
--------------------------------------------------------------------------------
DENMARK -- 0.1%
Auriga, Cl B                              200               6
Jyske Bank*                               400              20
                                                    ---------
TOTAL DENMARK                                              26
                                                    ---------
--------------------------------------------------------------------------------
FINLAND -- 0.0%
Rautaruukki                               400              12
                                                    ---------
TOTAL FINLAND                                              12
                                                    ---------
--------------------------------------------------------------------------------
FRANCE -- 0.4%
BNP Paribas                               409              37
France Telecom                            100               2
Societe Generale                          290              38
Total                                      44              12
Ubisoft Entertainment*                    185               8
Vivendi Universal                          83               3
                                                    ---------
TOTAL FRANCE                                              100
                                                    ---------
--------------------------------------------------------------------------------
GERMANY -- 0.4%
Allianz                                   140              23
BASF                                      104               8
Continental                               190              18
E.ON                                       54               6
Freenet.de                                 54               2
Mobilcom                                  282               7
Muenchener Rueckversicherungs              85              12
Salzgitter                                517              35
Schering                                  158              11
                                                    ---------
TOTAL GERMANY                                             122
                                                    ---------
--------------------------------------------------------------------------------
GREECE -- 0.0%
Intracom                                  200               2
                                                    ---------
TOTAL GREECE                                                2
                                                    ---------
--------------------------------------------------------------------------------
HONG KONG -- 0.1%
Vtech Holdings                          4,000              15
                                                    ---------
TOTAL HONG KONG                                            15
                                                    ---------
--------------------------------------------------------------------------------
ITALY -- 0.2%
Banca Intesa                            2,500              14
ENI                                     1,500              45
Milano Assicurazioni                      745               6
                                                    ---------
TOTAL ITALY                                                65
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
JAPAN -- 1.5%
Bosch Auto Systems                      1,015      $        5
Canon                                     300              18
Daito Trust Construction                  300              14
Eizo Nanao                                200               9
en-japan                                    1               6
Fujikura                                4,000              39
Fujitsu Frontech                          200               2
Kawasaki Kisen Kaisha                     600               4
KDDI                                        3              16
Komatsu                                 2,000              37
Marubeni                                4,000              21
Mitsubishi                                500              12
Mitsui OSK Lines                        3,800              34
Mizuho Financial Group                      6              49
Nippon Steel                              700               3
Nippon Yusen KK                         2,000              15
Nissin Kogyo                              100               6
Ricoh Leasing                             100               3
Santen Pharmaceutical                     250               6
Sony                                      300              14
Suzuki Motor                            2,700              55
Tokyo Steel Manufacturing                 100               2
Yamaha Motor                            1,800              46
                                                    ---------
TOTAL JAPAN                                               416
                                                    ---------
--------------------------------------------------------------------------------
NETHERLANDS -- 0.7%
ABN AMRO Holding                          248               7
Aegon                                   3,166              51
Boskalis Westminster                      102               7
ING Groep                                 480              17
Royal Dutch Shell, Cl A                 1,134              39
Royal KPN                                 300               3
TNT                                     1,837              60
                                                    ---------
TOTAL NETHERLANDS                                         184
                                                    ---------
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.2%
Fletcher Building                       5,885              31
Sky Network Television*                 6,282              27
                                                    ---------
TOTAL NEW ZEALAND                                          58
                                                    ---------
--------------------------------------------------------------------------------
NORWAY -- 0.1%
Statoil ASA                               900              25
                                                    ---------
TOTAL NORWAY                                               25
                                                    ---------
--------------------------------------------------------------------------------
PORTUGAL -- 0.1%
Banco Comercial Portugues               8,000              23
                                                    ---------
TOTAL PORTUGAL                                             23
                                                    ---------
--------------------------------------------------------------------------------
SPAIN -- 0.4%
Banco Bilbao Vizcaya Argentaria           950              19
Banco Santander Central Hispano         4,619              66
Gestevision Telecinco                     500              13
Telefonica                                312               5
                                                    ---------
TOTAL SPAIN                                               103
                                                    ---------
--------------------------------------------------------------------------------
SWEDEN -- 0.2%
Nordea Bank                             4,500              48
TeliaSonera                             2,400              14
                                                    ---------
TOTAL SWEDEN                                               62
--------------------------------------------------------------------------------



                                      Shares/Face     Market
Description                          Amount (000)   Value (000)
--------------------------------------------------------------------------------
SWITZERLAND -- 0.3%
Credit Suisse                             640       $      37
Syngenta                                   50               6
UBS                                        60               7
Xstrata                                   800              22
Zurich Financial Service                   80              18
                                                    ---------
TOTAL SWITZERLAND                                          90
                                                    ---------
--------------------------------------------------------------------------------
UNITED KINGDOM -- 1.1%
Alliance Unichem                          203               3
Antofagasta                             1,238              45
Ashtead*                                5,306              18
AstraZeneca                               400              19
Barclays                                  900              10
BHP Billiton                              393               7
British American Tobacco                  300               7
British Energy*                           366               4
Corus Group                             8,300              10
Gallaher Group                            169               3
HBOS                                    1,330              23
HSBC Holdings                             600              10
International Power                     2,100              10
Lloyds TSB Group                          200               2
Neteller*                                 209               3
Next                                      153               5
Rio Tinto                                 400              21
Royal Bank of Scotland Group              815              25
Royal Dutch Shell, Cl B                   578              21
SABMiller                                 800              16
Shire Plc                                 400               6
Standard Chartered                        400              10
Tesco                                   1,600               9
Unilever                                  617               7
Vodafone Group                          2,100               4
Wolseley                                  616              15
                                                    ---------
TOTAL UNITED KINGDOM                                      313
                                                    ---------
TOTAL FOREIGN COMMON STOCK (COST $1,504)                1,865
                                                    ---------
--------------------------------------------------------------------------------
FOREIGN BONDS -- 1.9%
Australian Government (AUD)
   5.750%, 06/15/11                       120              93
Canada (CAD)
   5.250%, 06/01/13                        90              85
Denmark (DKK)
   5.000%, 11/15/13                       426              77
Deutschland (EUR)
   3.750%, 07/04/13                        64              79
Netherlands Government (EUR)
   4.250%, 07/15/13                        66              85
Norwegian Government (NOK)
   6.500%, 05/15/13                       437              77
United Kingdom Gilt (GBP)
   4.250%, 03/07/36                        15              29
                                                    ---------
TOTAL FOREIGN BONDS (COST $529)                           525
                                                    ---------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 1.0%
HOME EQUITY LOANS -- 0.9%
Citigroup Commercial Mortgage,
   Ser 2004-C2, Cl A3
   4.380%, 10/15/41                        65              62
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                     Face Amount       Market
Description                         (000)/Shares     Value (000)
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- CONTINUED
JP Morgan Chase CMO,
   Ser 2005-lDP1, Cl A2
   4.625%, 03/15/46                      $112       $     110
JP Morgan Chase Commercial Mortgage,
   Ser 2004-CBX, Cl A4
   4.529%, 01/12/37                        55              53
Residential Asset Mortgage Program,
   Ser 2004-RS12, Cl AI2
   3.767%, 02/25/27                        25              25
                                                    ---------
                                                          250
--------------------------------------------------------------------------------
INFRASTRUCTURE -- 0.1%
TXU, Ser 2004-1, Cl A2
   4.810%, 11/17/14                        30              30
                                                    ---------
TOTAL ASSET-BACKED SECURITIES (COST $287)                 280
                                                    ---------
--------------------------------------------------------------------------------
INDEX FUND-LARGE CAP -- 0.1%
SPDR Trust Series 1*                      150              19
                                                    ---------
TOTAL INDEX FUND-LARGE CAP (COST $18)                      19
                                                    ---------
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 0.0%
GERMANY -- 0.0%
Porsche                                     4               3
                                                    ---------
TOTAL FOREIGN PREFERRED STOCK (COST $2)                     3
                                                    ---------
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 4.2%
Banc of America CMO,
   Ser 2003-2, Cl A2
   4.342%, 03/11/41                        20              19
Banc of America Mortgage CMO,
   Ser 2004-8, Cl 3a1
   5.250%, 10/25/19                        21              21
Bear Stearns ARM CMO,
   Ser 2005-11, Cl 2a1
   4.758%, 12/25/35                       114             112
Bear Stearns Commercial Mortgage,
   Ser 2005-t20, Cl A2
   5.127%, 10/12/42                        60              60
Chase Mortgage Finance CMO,
   Ser 2004-s1, Cl A3
   5.500%, 02/25/19                       114             113
Countrywide Alternative Loan Trust,
   Ser 2005-53-t2, Cl 2a1
   6.000%, 11/25/35                       409             409
Countrywide Home Loans CMO,
   Ser 2004-18, Cl A1
   6.000%, 10/25/34                        74              74
Countrywide Home Loans CMO,
   Ser 2005-hyb8, Cl 2a1
   5.414%, 12/20/35                       118             117
FPL Group Capital
   5.551%, 02/16/08                        70              71
Prime Mortgage Trust CMO,
   Ser 2005-2, Cl 1a3
   5.250%, 07/25/20                       171             170
                                                    ---------
TOTAL MORTGAGE RELATED (COST $1,176)                    1,166
--------------------------------------------------------------------------------




                                         Face         Market
Description                          Amount (000)   Value (000)
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 11.7%
Deutsche Bank
   4.450%, dated 01/31/06, to be
   repurchased on 02/01/06,
   repurchase price $3,276,426
   (collateralized by a U.S.
   Government obligation, par
   value $3,343,000, 0.000%,
   02/03/06, total market value
   $3,341,663)(A)                        $3,276     $   3,276
                                                    ---------
TOTAL REPURCHASE AGREEMENT (COST $3,276)                3,276
                                                    ---------
TOTAL INVESTMENTS -- 100.6% (COST $27,115)             28,119
                                                    ---------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.6%)
Receivable for Investment Securities Sold                 351
Payable for Investment Advisory Fees                       (1)
Payable for Administration Fees                            (3)
Payable for Distribution Fees                             (14)
Payable for Investment Securities Purchased              (785)
Other Assets and Liabilities, Net                         619
                                                    ---------
TOTAL OTHER ASSETS AND LIABILITIES                       (167)
                                                    ---------
NET ASSETS -- 100.0%                                $   27,952
                                                    ---------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)                  $  26,911
Undistributed net investment income                       104
Accumulated net realized loss on investments              (84)
Unrealized appreciation on investments                  1,004
Unrealized appreciation on forward foreign
   currency contracts and translation of other
   assets and liabilities denominated in
   foreign currency                                        17
                                                    ---------
NET ASSETS                                          $  27,952
                                                    ---------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($8,090,683 / 752,461 SHARES)                       $10.75
                                                    ---------
MAXIMUM OFFERING PRICE PER SHARE -- CLASS A
   ($10.75/94.25%)                                     $11.41
                                                    ---------
NET ASSET VALUE AND OFFERING PRICE
   PER SHARE -- CLASS C+
   ($14,474,908 / 1,350,644 SHARES)                    $10.72
                                                    ---------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Z
   ($1,024 / 95 SHARES)                                $10.76
                                                    ---------
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($5,385,858 / 500,474 SHARES)                        10.76
                                                    ---------


* Non-income producing security.
+ Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
(A)   -- Tri-party repurchase agreement
144A  -- Security sold within the terms of private placement memorandum, which is exempt from registration under Sections 3a-4 or 4(2) of the Securities Act of 1933, as amended or Rule 144A thereunder and may be sold only to dealers in that program or other accredited investors.
         As of January 31, 2006, the value of these securities amounted to $471(000), representing 0.2% of the net assets of the Fund.
ADR  --  American Depositary Receipt
ARM  --  Adjustable Rate Mortgage
Cl   --  Class
CMO  --  Collateralized Mortgage Obligation
HMO  --  Health Maintenance Organization
ISP  --  Internet Service Provider
LLC  --  Limited Liability Company
MTN  --  Medium Term Note
REITs -- Real Estate Investment Trusts
S&L  --  Savings and Loan
Ser  --  Series
SPDR  -- Standard and Poor's 500 Depositary Receipt



Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)


Description
--------------------------------------------------------------------------------

As of January 31, 2006, the Fund had the following Forward Foreign Currency Contracts outstanding:
                                                          UNREALIZED
MATURITY      CURRENCY         CURRENCY      CONTRACT    APPRECIATION/
  DATE       TO DELIVER       TO RECEIVE       VALUE     (DEPRECIATION)
-------    --------------   ---------------  ----------  -------------
04/12/06   USD     15,000    AUD     20,025  $   15,154    $  154
04/12/06   EUR     18,235    CAD     21,314      18,755       184
04/12/06   USD     29,000    CAD     29,213      29,000       213
04/12/06   USD     14,926    DKK     15,236      14,926       311
04/12/06   EUR     12,068    DKK     12,373      12,378        (5)
04/12/06   USD     37,000    DKK     37,210      37,000       210
04/12/06   AUD     25,578    EUR     26,087      26,403      (316)
04/12/06   NOK     65,757    EUR     67,499      67,300       199
04/12/06   USD  1,385,511    EUR  1,416,716   1,385,510    31,206
04/12/06   USD     22,720    GBP     22,932      22,720       212
04/12/06   EUR      7,838    GBP      7,924       7,995       (71)
04/12/06   USD     43,000    GBP     43,315      43,000       315
04/12/06   EUR    466,087    JPY    462,013     475,888   (13,875)
04/12/06   USD    371,012    JPY    369,547     371,012    (1,465)
04/12/06   USD     68,169    NOK     68,854      68,169       685
04/12/06   EUR     85,523    SEK     89,561      87,592     1,969
04/12/06   SEK     78,277    USD     75,309      78,277    (2,969)
04/12/06   AUD     13,038    USD     12,698      13,038      (340)
                                                         --------
TOTAL                                                    $ 16,617
                                                         ========
AUD   -- Australian Dollar
CAD   -- Canadian Dollar
DKK   -- Danish Krone
EUR   -- Euro
GBP   -- British Pound
JPY   -- Japanese Yen
NOK   -- Norwegian Krone
SEK   -- Swedish Krona
USD   -- U.S. Dollar

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Q.  HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

A. For the six-month period ended January 31, 2006, the Old Mutual Asset Allocation Balanced Portfolio outperformed the Lehman Brothers U.S. Aggregate Bond Index and the S&P 1500 Index. The Fund's Class A shares gained 6.10% at net asset value for the six-month time frame, while the Lehman Brothers U.S. Aggregate Bond Index returned 0.84% and the S&P 1500 Index returned 5.18%. Performance for all share classes can be found on the following page.

Q.  WHAT INVESTMENT ENVIRONMENT DID THE FUND FACE DURING THE PAST SIX MONTHS?

A. Rising interest rates, skyrocketing oil prices, worrisome federal deficits, two major hurricanes, a flattening yield curve and economic uncertainty were all stiff headwinds for stocks to overcome during the six-month period ended January 31, 2006. A leveling off for oil prices and an improved outlook regarding the economic toll of Hurricane Katrina toward the end of the period were able to lift investor sentiment and contributed to generally positive results in the equity markets.

    Investor attention was diverted from equities and fixed on new macroeconomic concerns during the period. Energy prices and inflation were the biggest worries, as well as their potential impact on earnings and the consumer. Fortunately, these fears failed to materialize. Consumer sentiment also lifted to near pre-hurricane levels. Unfortunately, new concerns over the flattening yield curve took precedence in December. The Federal Reserve continued to increase the federal funds rate during the period. Short-term interest rates have risen, but long-term rates have remained stubbornly low. The result has been a flattening yield curve, which some experts consider a harbinger for an economic recession.

Q.  WHICH MARKET FACTORS INFLUENCED THE FUND'S RELATIVE PERFORMANCE?

A. U.S. economic conditions generally remained positive despite a series of events that threatened to derail the U.S. economy during the period. Rising energy prices, increasing inflationary pressures and devastating hurricanes that hit the Gulf Coast all threatened to slow the U.S. economy. However, it appears that economic growth as measured by Gross Domestic Product will again exceed 3.0% during the fourth quarter, making it the eleventh consecutive quarter that the economy has grown at a rate of 3.0% or better.

    Strength in the global equity markets significantly impacted Fund performance. Against a backdrop of record-high energy prices, inflationary pressures and other concerns, global equity markets showed notable strength during the period. The dollar strengthened overall against other major currencies. In January 2006, equity markets continued gaining momentum to continue a trend that had begun towards the end of October. Markets would have been encouraged by evidence of falling bond yields between mid-November and mid-January, but towards the end of January, bond yields started to rise again. After three months of underperformance, energy stocks outperformed once more in January, responding to a new upward move in the price of oil. Materials and industrials were relatively strong, but with high oil prices, consumer stocks were understandably weak.

Q.  HOW DID THE FUND'S COMPOSITION AFFECT PERFORMANCE?

A. Strategic allocation among asset classes by Old Mutual Capital, Inc., (the "Adviser") enabled the Fund to capture most of the advances in the market. The Fund's 60% strategic allocation to equities benefited from its international component during the period. Two of the Fund's sub-advisors, in particular, produced strong results. The Acadian Asset Management Inc. ("Acadian") international equity strategy and the Clay Finlay Inc. ("Clay Finlay") emerging markets equity mandate produced strong returns during the six months ended January 31, 2006. The Acadian strategy gained 20.8% and Clay Finlay's strategy produced a 39.7% return for the period. The Fund's three largest individual contributors to performance were international equities: Antofagasta, a Chilean copper mining company headquartered in London, gained 54.4% during the period; Mizuho Financial Group, a Japanese company engaged in the operation of banks and securities companies, returned 81.3%; and Mitsui OSK Lines, a Japanese company involved in the provision of international ocean shipping and related services, gained 42.6%. Other notable contributors included: Kookmin Bank ADR, a commercial bank in Korea, gaining 51.3% and Samsung Electronics GDR, a Korean manufacturer of electronics and related products, returning 39.4%.

    On the fixed-income side, the Fund's allocation to the Barrow, Hanley, Mewhinney & Strauss core bond strategy was a slight drag on overall performance. The mandate, which averaged a 21.3% Fund weighting during the period, declined marginally. The other components of the fixed-income allocation-- sub-advisors Dwight Asset Management Company's high-yield bond and Rogge Global Partners international bond mandates--were up slightly during the period.

    Holdings that detracted from the Fund's performance included in-home rental and retail movie and game entertainment provider, Blockbuster; computer, communications and electronic applications provider, American Power Conversion; and health care product manufacturer and marketer, Johnson & Johnson.

    From a sector standpoint, the financial, energy, and information technology sectors accounted for nearly two-thirds of the Fund's performance during the period, and equities overall were responsible for all but a fractional amount of total performance. Fixed income and cash made a positive, though marginal, contribution.

Q.  WHAT IS THE INVESTMENT OUTLOOK?

A. The Fund's diverse portfolio is positioned to participate in the potential rewards of each asset class. The U.S. economy continued to exhibit steady growth despite the challenges it faced, buoyed by extraordinarily resilient consumers, a long-awaited increase in spending on the part of businesses and an improved employment outlook, which historically has benefited equities. There remain opportunities for growth in other areas of the world and the Adviser anticipates that the Fund's international equity allocation will remain instrumental in its investment goals. The Fund continues to be guided by its adherence to the principles of asset allocation and risk management.


                             PERFORMANCE HIGHLIGHTS

o For the six-month period ended January 31, 2006, the Fund outperformed the Lehman Brothers U.S. Aggregate Bond Index and the S&P 1500 Index.

o The Fund's strategic allocation to equities benefited from its international component during the period.

o The Fund's fixed income allocation produced generally flat results with the Fund's allocation to the core bond strategy producing a slight drag on overall performance.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO (UNAUDITED)



                       TOTAL RETURN AS OF JANUARY 31, 2006

--------------------------------------------------------------------------------------------------------------------------
                                                            Six Months          1 Year      Annualized Since Inception
--------------------------------------------------------------------------------------------------------------------------
  Class A with front-end load*                                  0.02%            5.37%                 8.01%
--------------------------------------------------------------------------------------------------------------------------
  Class A without load*                                         6.10%           11.79%                12.92%
--------------------------------------------------------------------------------------------------------------------------
  Class C with deferred sales load*                             4.68%           10.01%                12.19%
--------------------------------------------------------------------------------------------------------------------------
  Class C without deferred sales load*                          5.68%           11.01%                12.19%
--------------------------------------------------------------------------------------------------------------------------
  Class Z                                                        N/A              N/A                  3.78% 1
--------------------------------------------------------------------------------------------------------------------------
  InstitutionalClass*                                           6.21%           12.10%                13.26%
--------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index**                                               4.67%           10.38%                12.91%^
--------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers U.S. Aggregate Bond Index                     0.84%            1.80%                 2.55%^
--------------------------------------------------------------------------------------------------------------------------
  S&P 1500 Index**                                              5.18%           11.72%                14.24%^
--------------------------------------------------------------------------------------------------------------------------

  PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Information about these performance results and the comparative indexes can be found on pages 2 and 3.
 1 Not annualized, inception date 12/9/05.
 * Inception date 9/30/04.
** The Fund's performance will no longer be compared to the S&P 500 Index, as the S&P 1500 Index, which is invested in a broader range of securities, better reflects the Fund's investment strategy.
 ^ Index performance shown is from 9/30/04.


                                                                FUND PERFORMANCE

                                               [LINE CHART OMITTED PLOT POINTS FOLLOWS]

                    OM Asset Allocation  OM Asset Allocation   OM Asset Allocation                     Lehman
                    Balanced Portfolio - Balanced Portfolio -  Balanced Portfolio -                   Brothers U.S.   S&P 1500
                          Class A              Class C        Institutional Class  S&P 500 Index    Aggregate Index     Index
9/30/2004                     9425             10000                  10000           10000             10000           10000
7/31/2005                    10445             10931                  11115           11237             10256           11359
1/31/2006                    11085             11659                  11805           11761             10342           11948

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The graph above compares an investment made in the Fund's Class A, C and Institutional shares on the inception date of 9/30/04 to an investment made in unmanaged securities indexes on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. Performance for the Fund's Class C shares assumes the payment of a contingent deferred sales load, which is charged on investments held less than one year. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

                 ASSET CLASS WEIGHTINGS AS OF JANUARY 31, 2006

                    [PIE CHART OMITTED PLOT POINTS FOLLOWS]

Common Stock                                                                47%
Repurchase Agreement                                                         9%
Foreign Common Stock                                                        12%
Corporate Bonds                                                             10%
U.S. Treasury Obligations                                                    9%
U.S. Government Mortgage-Backed Obligations                                 10%
Asset-Backed Securities                                                      1%
Mortgage Related                                                             1%
Foreign Bonds                                                                1%

                          % of Total Fund Investments



TOP TEN HOLDINGS AS OF JANUARY 31, 2006

U.S. Treasury Note, 3.875%, 07/15/10                          2.5%
U.S. Treasury Note, 3.875%, 09/15/10                          1.9%
Federal National Mortgage Association, 4.500%, 08/04/08       1.5%
U.S. Treasury Note, 4.125%, 05/15/15                          1.4%
U.S. Treasury Bond, 5.375%, 02/15/31                          1.1%
U.S. Treasury Note, 3.375%, 02/15/08                          0.8%
Federal National Mortgage Association, 5.500%, 07/01/33       0.7%
Johnson & Johnson                                             0.7%
UnitedHealth Group                                            0.7%
Federal Home Loan Mortgage Corporation, 5.500%, 06/01/35      0.6%
--------------------------------------------------------------------------------
Combined Top Ten Holdings as a %
of Total Fund Investments                                    11.9%

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                     Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 46.8%
BASIC MATERIALS -- 2.5%
AGRICULTURAL CHEMICALS -- 0.4%
Agrium                                  5,700       $     136
Monsanto                                2,515             213
                                                    ---------
                                                          349
--------------------------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 0.4%
Dow Chemical                            2,118              90
Georgia Gulf                              700              24
Lyondell Chemical                       1,601              38
Nova Chemicals                          2,150              74
Olin                                    4,755              98
                                                    ---------
                                                          324
--------------------------------------------------------------------------------
CHEMICALS-PLASTICS -- 0.0%
Spartech                                  235               5
                                                    ---------
                                                            5
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.1%
Eastman Chemical                          165               8
Hercules*                               2,350              27
                                                    ---------
                                                           35
--------------------------------------------------------------------------------
DIVERSIFIED MINERALS -- 0.0%
Cia Vale do Rio Doce ADR                  600              31
                                                    ---------
                                                           31
--------------------------------------------------------------------------------
FORESTRY -- 0.1%
Plum Creek Timber                       2,600              96
                                                    ---------
                                                           96
--------------------------------------------------------------------------------
GOLD MINING -- 0.3%
AngloGold Ashanti ADR                   1,700             104
Goldcorp                                3,600              98
Newmont Mining                            159              10
Royal Gold                              1,000              39
                                                    ---------
                                                          251
--------------------------------------------------------------------------------
INDUSTRIAL GASES -- 0.3%
Air Products & Chemicals                  255              16
Airgas                                  1,650              64
Praxair                                 2,400             126
                                                    ---------
                                                          206
--------------------------------------------------------------------------------
METAL-COPPER -- 0.2%
Phelps Dodge                            1,241             199
                                                    ---------
                                                          199
--------------------------------------------------------------------------------
NON-FERROUS METALS -- 0.2%
Cameco                                  1,540             122
USEC                                      850              13
                                                    ---------
                                                          135
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.2%
Bowater                                 1,100              30
Caraustar Industries*                   3,000              33
Neenah Paper                            2,370              69
--------------------------------------------------------------------------------



                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- CONTINUED
Schweitzer-Mauduit International          850       $      23
Smurfit-Stone Container*                1,560              20
                                                    ---------
                                                          175
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.3%
Evraz GDR 144A                          1,000              21
Evraz Group GDR 144A                    2,600              53
Nucor                                   1,750             147
Schnitzer Steel, Cl A                   1,300              44
                                                    ---------
                                                          265
                                                    ---------
TOTAL BASIC MATERIALS (COST $1,754)                     2,071
                                                    ---------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 5.7%
APPAREL MANUFACTURERS -- 0.3%
Carter's*                                 500              34
Polo Ralph Lauren                       3,805             215
                                                    ---------
                                                          249
--------------------------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING -- 0.1%
Nexstar Broadcasting, Cl A*            13,525              56
                                                    ---------
                                                           56
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.5%
DR Horton                               2,900             108
KB Home                                 1,614             123
Lennar, Cl A                              135               8
Pulte Homes                             3,830             153
                                                    ---------
                                                          392
--------------------------------------------------------------------------------
CABLE TV -- 0.3%
Comcast, Cl A*                          2,576              71
Mediacom Communications, Cl A*         25,430             153
                                                    ---------
                                                          224
--------------------------------------------------------------------------------
CASINO HOTELS -- 0.1%
Harrah's Entertainment                  1,300              96
                                                    ---------
                                                           96
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.2%
Scientific Games, Cl A*                 4,080             131
                                                    ---------
                                                          131
--------------------------------------------------------------------------------
CRUISE LINES -- 0.3%
Carnival                                4,940             256
Royal Caribbean Cruises                   910              37
                                                    ---------
                                                          293
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.0%
CDW                                       255              14
Nuco2*                                    650              21
                                                    ---------
                                                           35
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 0.2%
Activision*                            10,884             156
THQ*                                    2,000              53
                                                    ---------
                                                          209
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
GAMBLING (NON-HOTEL) -- 0.1%
Isle of Capri Casinos*                  1,700       $      48
                                                    ---------
                                                           48
--------------------------------------------------------------------------------
GOLF -- 0.0%
Callaway Golf                             605               9
                                                    ---------
                                                            9
--------------------------------------------------------------------------------
HOME FURNISHINGS -- 0.1%
Tempur-Pedic International*             5,290              62
                                                    ---------
                                                           62
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.3%
Fairmont Hotels & Resorts                 385              17
Hilton Hotels                             577              15
Jameson Inns*                          31,045              77
Lodgian*                                3,345              43
Marriott International, Cl A              770              51
Orient Express Hotels, Cl A               192               6
Starwood Hotels & Resorts Worldwide       504              31
                                                    ---------
                                                          240
--------------------------------------------------------------------------------
LEISURE & RECREATIONAL PRODUCTS -- 0.0%
Brunswick*                                566              21
                                                    ---------
                                                           21
--------------------------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 0.0%
Harley-Davidson                           130               7
                                                    ---------
                                                            7
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.1%
Entravision Communications, Cl A*       7,440              53
Gemstar-TV Guide International*        12,500              41
                                                    ---------
                                                           94
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 0.1%
Scholastic*                             1,905              57
                                                    ---------
                                                           57
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.1%
Gannett                                 1,029              64
Journal Register*                       3,065              43
Tribune                                    90               3
                                                    ---------
                                                          110
--------------------------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.1%
Reader's Digest                         4,430              70
                                                    ---------
                                                           70
--------------------------------------------------------------------------------
RADIO -- 0.2%
Citadel Broadcasting                    1,020              13
Emmis Communications, Cl A*               855              15
Radio One, Cl A*                        2,270              25
Radio One, Cl D*                        8,415              92
Spanish Broadcasting System, Cl A*     10,805              61
Westwood One                              500               7
                                                    ---------
                                                          213
--------------------------------------------------------------------------------


                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
RESORTS/THEME PARKS -- 0.0%
Intrawest                               1,300       $      37
                                                    ---------
                                                           37
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.5%
Charming Shoppes*                       2,900              35
Chico's FAS*                            5,200             227
Childrens Place Retail Stores*          1,200              53
JOS A Bank Clothiers*                   1,150              59
Urban Outfitters*                         820              22
                                                    ---------
                                                          396
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 0.5%
Home Depot                              4,177             169
Lowe's                                  3,680             234
                                                    ---------
                                                          403
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.1%
GameStop, Cl A*                         1,180              48
                                                    ---------
                                                           48
--------------------------------------------------------------------------------
RETAIL-CONVENIENCE STORE -- 0.0%
Casey's General Stores                  1,300              33
                                                    ---------
                                                           33
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.2%
Costco Wholesale                          225              11
Dollar General                          2,639              45
Target                                  2,500             137
                                                    ---------
                                                          193
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 0.3%
CVS                                     7,940             220
                                                    ---------
                                                          220
--------------------------------------------------------------------------------
RETAIL-HYPERMARKETS -- 0.0%
Wal-Mart de Mexico ADR, Cl V              700              41
                                                    ---------
                                                           41
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.0%
Tiffany                                   310              12
                                                    ---------
                                                           12
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
Saks*                                   3,300              64
Sears Holdings*                            49               6
                                                    ---------
                                                           70
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 0.0%
OfficeMax                                 645              18
                                                    ---------
                                                           18
--------------------------------------------------------------------------------
RETAIL-PAWN SHOPS -- 0.1%
Cash America International              1,300              34
Ezcorp, Cl A*                           1,650              34
                                                    ---------
                                                           68
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
RETAIL-PETROLEUM PRODUCTS -- 0.1%
World Fuel Services                     1,350       $      47
                                                    ---------
                                                           47
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.2%
Kohl's*                                 3,575             159
                                                    ---------
                                                          159
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.2%
CBRL Group                                200               9
Darden Restaurants                      2,168              88
Outback Steakhouse                        470              22
PF Chang's China Bistro*                  460              23
                                                    ---------
                                                          142
--------------------------------------------------------------------------------
RETAIL-VIDEO RENTAL -- 0.1%
Blockbuster, Cl A                      19,535              81
Movie Gallery                           1,850              10
                                                    ---------
                                                           91
--------------------------------------------------------------------------------
TELEVISION -- 0.1%
Sinclair Broadcast Group, Cl A         13,475             107
                                                    ---------
                                                          107
--------------------------------------------------------------------------------
TOYS -- 0.1%
Hasbro                                  1,182              25
Mattel                                  3,964              65
                                                    ---------
                                                           90
                                                    ---------
TOTAL CONSUMER CYCLICAL (COST $4,706)                   4,791
                                                    ---------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 1.9%
AGRICULTURAL OPERATIONS -- 0.4%
Archer-Daniels-Midland                  6,403             202
Delta & Pine Land                       2,675              63
Tejon Ranch*                            1,915              81
                                                    ---------
                                                          346
--------------------------------------------------------------------------------
BREWERY -- 0.2%
Grupo Modelo ADR, Cl C                  1,600              59
Molson Coors Brewing, Cl B              1,300              81
Quilmes ADR*                            1,100              41
Compania Cervecerias Unidas ADR           800              20
                                                    ---------
                                                          201
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.2%
Fortune Brands                          1,990             149
Helen of Troy*                          3,110              60
                                                    ---------
                                                          209
--------------------------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.2%
China Mengniu Dairy                    41,000              44
Dean Foods*                             3,100             118
                                                    ---------
                                                          162
--------------------------------------------------------------------------------
FOOD-MEAT PRODUCTS -- 0.1%
Smithfield Foods*                       4,250             114
                                                    ---------
                                                          114


                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
ConAgra Foods                           2,915       $      60
                                                    ---------
                                                           60
--------------------------------------------------------------------------------
FOOD-RETAIL -- 0.0%
Albertson's                               230               6
                                                    ---------
                                                            6
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.1%
Nash Finch                              1,600              47
United Natural Foods*                     400              13
                                                    ---------
                                                           60
--------------------------------------------------------------------------------
OFFICE SUPPLIES & FORMS -- 0.0%
Avery Dennison                            165              10
                                                    ---------
                                                           10
--------------------------------------------------------------------------------
TOBACCO -- 0.6%
Altria Group                            3,196             231
Imperial Tobacco ADR                    2,411             143
UST                                     2,584             101
                                                    ---------
                                                          475
                                                    ---------
TOTAL CONSUMER NON-CYCLICAL (COST $1,572)               1,643
                                                    ---------
--------------------------------------------------------------------------------
ENERGY -- 5.6%
COAL -- 0.2%
Arch Coal                                  90               8
Consol Energy                           1,350              98
Peabody Energy                            550              55
                                                    ---------
                                                          161
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.0%
Mirant*                                   580              16
                                                    ---------
                                                           16
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 0.9%
Diamond Offshore Drilling                 520              44
ENSCO International                       570              29
GlobalSantaFe                             215              13
Nabors*                                 4,020             327
Pride International*                    3,940             139
Rowan                                     430              19
Todco, Cl A                               200               9
Transocean*                             2,650             215
                                                    ---------
                                                          795
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 0.8%
Anadarko Petroleum                        430              46
Berry Petroleum, Cl A                     700              56
Burlington Resources                      163              15
Devon Energy                              604              41
Energy Partners*                          400              11
GMX Resources*                            900              43
Houston Exploration*                      600              37
Newfield Exploration*                   1,800              94
Penn Virginia                             850              56
Pogo Producing                             75               5
Southwestern Energy*                      970              42
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                       Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- CONTINUED
Stone Energy*                             875       $      44
Unit*                                     800              48
XTO Energy                              2,505             123
                                                    ---------
                                                          661
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 2.0%
Amerada Hess                              900             139
BP ADR                                  1,756             127
Chevron                                 1,379              82
China Petroleum & Chemical ADR          1,300              80
ConocoPhillips                          3,128             203
Exxon Mobil                             5,949             373
LUKOIL ADR                              1,400             107
Marathon Oil                            2,527             194
Occidental Petroleum                    2,193             214
PetroChina ADR                            300              30
Petroleo Brasileiro ADR                 1,000              95
Surgutneftegaz ADR                      1,000              69
                                                    ---------
                                                        1,713
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.4%
Cooper Cameron*                         2,600             126
Grant Prideco*                            790              40
Gulf Island Fabrication                   900              25
Maverick Tube*                          1,000              48
National Oilwell Varco*                   830              63
                                                    ---------
                                                          302
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.2%
Frontier Oil                            2,750             130
Giant Industries*                       1,000              70
                                                    ---------
                                                          200
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.7%
BJ Services                             5,645             229
Cal Dive International*                 3,570             150
Core Laboratories*                      1,035              46
Tidewater                                 300              18
Universal Compression Holdings*           800              38
W-H Energy Services*                    1,415              68
Weatherford International*                150               7
                                                    ---------
                                                          556
--------------------------------------------------------------------------------
PIPELINES -- 0.4%
China Gas Holdings ADR*                   500              49
El Paso                                 1,990              27
National Fuel Gas                       3,050             100
Questar                                 1,350             110
Williams                                  600              14
                                                    ---------
                                                          300
                                                    ---------
TOTAL ENERGY (COST $3,639)                              4,704
                                                    ---------
--------------------------------------------------------------------------------
FINANCIAL -- 8.9%
COMMERCIAL BANKS NON-US -- 0.3%
Akbank ADR*                             3,000              52
Kookmin Bank ADR*                       2,700             216
                                                    ---------
                                                          268


                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

Texas Regional Bancshares, Cl A           800       $      25
Wintrust Financial                        750              40
                                                    ---------
                                                           65
--------------------------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 0.0%
Commerce Bancorp                          315              11
Signature Bank*                           895              27
                                                    ---------
                                                           38
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.2%
Colonial BancGroup                      5,200             130
                                                    ---------
                                                          130
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 0.2%
CVB Financial                           2,063              34
Hanmi Financial                         1,750              33
SVB Financial Group*                      500              25
UCBH Holdings                           2,100              36
                                                    ---------
                                                          128
--------------------------------------------------------------------------------
FIDUCIARY BANKS -- 0.1%
Northern Trust                          1,700              89
                                                    ---------
                                                           89
--------------------------------------------------------------------------------
FINANCE-COMMERCIAL -- 0.1%
CIT Group                               1,357              72
                                                    ---------
                                                           72
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 0.9%
Asta Funding                            1,150              35
Collegiate Funding Services LLC*        7,100             141
First Marblehead                        2,800              91
Portfolio Recovery Associates*            920              45
SLM                                     7,077             396
World Acceptance*                       1,150              33
                                                    ---------
                                                          741
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 0.1%
Capital One Financial                     688              57
                                                    ---------
                                                           57
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.6%
Citigroup                               2,898             135
Goldman Sachs Group                     1,410             199
Greenhill                                 110               6
JPMorgan Chase                            152               6
Merrill Lynch                           2,059             155
                                                    ---------
                                                          501
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
Countrywide Financial                   4,013             134
                                                    ---------
                                                          134
--------------------------------------------------------------------------------
FINANCE-OTHER SERVICES -- 0.2%
Asset Acceptance Capital*               2,590              63
Cbot Holdings, Cl A*                      360              38
MarketAxess Holdings*                   3,225              42
                                                    ---------
                                                          143

--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.1%
AMBAC Financial Group                     430       $      33
MGIC Investment                         1,189              79
                                                    ---------
                                                          112
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 0.3%
Brown & Brown                           4,400             126
Hilb Rogal & Hobbs                      1,150              45
USI Holdings*                           3,475              49
                                                    ---------
                                                          220
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.1%
Affiliated Managers Group*                530              49
Federated Investors, Cl B                 420              16
Legg Mason                                320              42
                                                    ---------
                                                          107
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.4%
China Life Insurance ADR*               1,100              45
Cigna                                   1,999             243
KMG America*                            6,230              56
UnumProvident                             895              18
                                                    ---------
                                                          362
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 0.9%
Allstate                                3,118             162
American International Group            2,030             133
Assurant                                  125               6
Hanover Insurance Group                   160               8
Hartford Financial Services Group       1,135              93
HCC Insurance Holdings                  1,110              34
Metlife                                 4,254             213
XL Capital, Cl A                        1,856             126
                                                    ---------
                                                          775
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.7%
Arch Capital Group*                     1,700              92
EMC Insurance Group                     1,885              41
Fidelity National Financial               370              15
FPIC Insurance Group*                     950              35
Philadelphia Consolidated Holding*        650              63
PMA Capital, Cl A*                      3,450              32
Safeco                                  2,150             112
Selective Insurance Group               1,100              64
WR Berkley                              2,600             129
                                                    ---------
                                                          583
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.3%
CB Richard Ellis Group, Cl A*           2,690             170
Jones Lang LaSalle                        850              50
Trammell Crow*                            915              26
                                                    ---------
                                                          246
--------------------------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 0.0%
Brookfield Properties                     837              25
St. Joe                                   205              13
                                                    ---------
                                                           38
--------------------------------------------------------------------------------
REINSURANCE -- 0.4%
Aspen Insurance Holdings                3,445              80
Axis Capital Holdings                     560              17
--------------------------------------------------------------------------------



                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
REINSURANCE -- CONTINUED
Endurance Specialty Holdings              800       $      26
Montpelier Re Holdings                  1,800              35
Odyssey Re Holdings                     1,015              25
PartnerRe                               1,750             108
PXRE Group                              3,150              39
                                                    ---------
                                                          330
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 0.1%
Archstone-Smith Trust                     521              24
AvalonBay Communities                     225              22
Camden Property Trust                     299              20
Equity Residential                        767              33
GMH Communities Trust                     693              11
United Dominion Realty Trust              677              17
                                                    ---------
                                                          127
--------------------------------------------------------------------------------
REITS-DIVERSIFIED -- 0.1%
CentraCore Properties Trust               500              14
Digital Realty Trust                      409              11
Liberty Property Trust                    428              19
PS Business Parks                         600              33
Spirit Finance                            763               9
Vornado Realty Trust                      356              31
Washington Real Estate Investment Trust   196               7
                                                    ---------
                                                          124
--------------------------------------------------------------------------------
REITS-HEALTH CARE -- 0.1%
Omega Healthcare Investors              2,700              36
Ventas                                    240               7
                                                    ---------
                                                           43
--------------------------------------------------------------------------------
REITS-HOTELS -- 0.4%
Ashford Hospitality Trust               5,160              63
DiamondRock Hospitality                 3,985              52
Highland Hospitality                      438               5
Host Marriott                           1,395              28
Innkeepers USA Trust                      344               6
LaSalle Hotel Properties                1,336              51
MeriStar Hospitality*                  11,110             114
                                                    ---------
                                                          319
--------------------------------------------------------------------------------
REITS-MANUFACTURED HOMES -- 0.0%
Equity Lifestyle Properties                65               3
                                                    ---------
                                                            3
--------------------------------------------------------------------------------
REITS-MORTGAGE -- 0.1%
HomeBanc                               11,010              92
                                                    ---------
                                                           92
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.4%
Alexandria Real Estate Equities           142              13
American Financial Realty Trust         5,570              69
BioMed Realty Trust                       522              14
Boston Properties                       2,072             162
Columbia Equity Trust                     164               3
Corporate Office Properties Trust         950              38
Mack-Cali Realty                          438              20
Parkway Properties                        950              40
Republic Property Trust*                  259               3
                                                    ---------
                                                          362
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.2%
CBL & Associates Properties             1,700       $      72
General Growth Properties                 522              27
Simon Property Group                      766              63
Taubman Centers                           264              10
                                                    ---------
                                                          172
--------------------------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.1%
Acadia Realty Trust                       403               9
Equity One                                317               8
Kimco Realty                              558              19
Pan Pacific Retail Properties             310              21
Regency Centers                           289              19
Tanger Factory Outlet Centers             275               9
                                                    ---------
                                                           85
--------------------------------------------------------------------------------
REITS-STORAGE -- 0.0%
Public Storage                            424              31
U-Store-It Trust                          267               6
                                                    ---------
                                                           37
--------------------------------------------------------------------------------
REITS-WAREHOUSE/INDUSTRIAL -- 0.0%
AMB Property                              198              11
EastGroup Properties                      218              10
                                                    ---------
                                                           21
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.1%
NewAlliance Bancshares                  3,715              54
WSFS Financial                            300              19
                                                    ---------
                                                           73
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.3%
Washington Federal                      4,540             110
Washington Mutual                       2,778             117
                                                    ---------
                                                          227
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 0.8%
Bank of America                         5,792             256
Wachovia                                3,232             177
Wells Fargo                             3,591             224
                                                    ---------
                                                          657
                                                    ---------
TOTAL FINANCIAL (COST $6,684)                           7,481
                                                    ---------
--------------------------------------------------------------------------------
HEALTH CARE -- 6.7%
DIAGNOSTIC EQUIPMENT -- 0.1%
Cytyc*                                  1,670              50
Gen-Probe*                                670              34
                                                    ---------
                                                           84
--------------------------------------------------------------------------------
DIALYSIS CENTERS -- 0.0%
DaVita*                                   150               8
                                                    ---------
                                                            8
--------------------------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.1%
C.R. Bard                               1,253              80
                                                    ---------
                                                           80
--------------------------------------------------------------------------------


                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 0.1%
Conor Medsystems*                       1,680       $      39
                                                    ---------
                                                           39
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.2%
McKesson                                3,309             175
                                                    ---------
                                                          175
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.5%
Guidant                                   140              10
St. Jude Medical*                       7,385             363
Symmetry Medical*                       2,790              60
                                                    ---------
                                                          433
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.3%
Covance*                                2,200             125
Laboratory Corp of America Holdings*    1,600              94
                                                    ---------
                                                          219
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.0%
Baxter International                    2,652              98
Becton Dickinson                          225              15
Biomet                                    405              15
Henry Schein*                             245              11
Johnson & Johnson                      10,175             585
Zimmer Holdings*                        2,200             152
                                                    ---------
                                                          876
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.7%
Affymetrix*                               680              26
Applera Corp - Celera Genomics Group*   4,665              55
Biogen Idec*                              480              22
Celgene*                                  320              23
Enzon Pharmaceuticals*                  3,200              23
Genentech*                              2,805             241
Genzyme*                                2,540             180
Invitrogen*                               260              18
PDL BioPharma*                            930              27
                                                    ---------
                                                          615
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 0.6%
Angiotech Pharmaceuticals*              5,540              70
Bristol-Myers Squibb                    3,719              85
Pfizer                                  6,779             174
Schering-Plough                         4,242              81
Wyeth                                   1,068              49
                                                    ---------
                                                          459
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.2%
Barr Pharmaceuticals*                     170              11
Perrigo                                 4,490              70
Teva Pharmaceutical ADR                 2,000              85
Watson Pharmaceuticals*                   315              11
Zentiva GDR                               500              25
                                                    ---------
                                                          202
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.3%
Coventry Health Care*                   1,300              78
Humana*                                   650              36
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.3%
Sierra Health Services*                 1,300       $      52
UnitedHealth Group                      9,816             583
WellPoint*                              4,339             333
                                                    ---------
                                                        1,082
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.1%
Community Health Systems*               2,600              95
                                                    ---------
                                                           95
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
Amedisys*                               1,300              59
Lincare Holdings*                         530              22
                                                    ---------
                                                           81
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.3%
AmerisourceBergen                       3,400             148
Cardinal Health                         1,153              83
                                                    ---------
                                                          231
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 0.3%
Alcon                                   2,140             274
                                                    ---------
                                                          274
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.0%
Caremark Rx*                              430              21
                                                    ---------
                                                           21
--------------------------------------------------------------------------------
PHYSICAL PRACTICE MANAGEMENT -- 0.1%
Pediatrix Medical Group*                1,100              96
                                                    ---------
                                                           96
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 0.1%
Resmed*                                 1,030              41
Respironics*                            1,800              65
                                                    ---------
                                                          106
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.4%
CV Therapeutics*                          570              14
Gilead Sciences*                        5,185             316
                                                    ---------
                                                          330
--------------------------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 0.1%
VCA Antech*                             2,740              76
                                                    ---------
                                                           76
--------------------------------------------------------------------------------
VITAMINS & NUTRITION PRODUCTS -- 0.1%
Herbalife Ltd.*                         1,080              37
                                                    ---------
                                                           37
                                                    ---------
TOTAL HEALTH CARE (COST $5,251)                         5,619
                                                    ---------
--------------------------------------------------------------------------------
INDUSTRIAL -- 3.5%
AEROSPACE/DEFENSE -- 0.3%
Armor Holdings*                         1,150              55
Empresa Brasileira de Aeronautica ADR     600              24
Rockwell Collins                        2,170             102
Teledyne Technologies*                  1,310              43
                                                    ---------
                                                          224
--------------------------------------------------------------------------------



                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.2%
Alliant Techsystems*                    1,400       $     108
BE Aerospace*                           1,140              24
Curtiss-Wright                            500              30
DRS Technologies                        1,000              50
                                                    ---------
                                                          212
--------------------------------------------------------------------------------
BATTERIES/BATTERY SYSTEMS -- 0.1%
Greatbatch*                             1,975              51
                                                    ---------
                                                           51
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.0%
Insituform Technologies, Cl A*          1,575              40
                                                    ---------
                                                           40
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.2%
Martin Marietta Materials               1,980             168
Texas Industries                          500              27
                                                    ---------
                                                          195
--------------------------------------------------------------------------------
BUILDING-HEAVY CONSTRUCTION -- 0.2%
Chicago Bridge & Iron                   2,450              76
Granite Construction                      950              38
Washington Group International*           650              39
                                                    ---------
                                                          153
--------------------------------------------------------------------------------
CONTAINERS-PAPER/PLASTIC -- 0.1%
Sealed Air*                             1,750              97
                                                    ---------
                                                           97
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.5%
Brink's                                   795              42
Dover                                     370              17
ESCO Technologies*                        700              35
Honeywell International                 1,269              49
Illinois Tool Works                       628              53
ITT Industries                          1,555             159
Trinity Industries                        280              14
Tyco International                      1,775              46
                                                    ---------
                                                          415
--------------------------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.1%
Emerson Electric                        1,472             114
                                                    ---------
                                                          114
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.1%
EDO                                     1,730              48
                                                    ---------
                                                           48
--------------------------------------------------------------------------------
ENGINEERING/R&D SERVICES -- 0.1%
Shaw Group*                             1,710              61
                                                    ---------
                                                           61
--------------------------------------------------------------------------------
FILTRATION/SEPARATION PRODUCTS -- 0.1%
Clarcor                                 1,300              44
                                                    ---------
                                                           44
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.0%
Stericycle*                               390              23
                                                    ---------
                                                           23
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.1%
Fargo Electronics*                      1,450       $      28
Symbol Technologies                     3,410              42
                                                    ---------
                                                           70
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
Rockwell Automation                       680              45
                                                    ---------
                                                           45
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.0%
Applera Corp - Applied Biosystems Group   220               6
                                                    ---------
                                                            6
--------------------------------------------------------------------------------
MACHINE TOOLS & RELATED PRODUCTS -- 0.1%
Kennametal                              1,700              99
                                                    ---------
                                                           99
--------------------------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.5%
Caterpillar                             3,386             230
Terex*                                  2,200             155
                                                    ---------
                                                          385
--------------------------------------------------------------------------------
MACHINERY-FARM -- 0.0%
AGCO*                                   1,650              30
                                                    ---------
                                                           30
--------------------------------------------------------------------------------
MACHINERY-GENERAL INDUSTRY -- 0.1%
Wabtec                                  2,330              73
                                                    ---------
                                                           73
--------------------------------------------------------------------------------
MACHINERY-PRINT TRADE -- 0.0%
Zebra Technologies, Cl A*                 600              27
                                                    ---------
                                                           27
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.0%
Precision Castparts                       760              38
                                                    ---------
                                                           38
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
WCA Waste*                              7,880              56
                                                    ---------
                                                           56
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
American Power Conversion               3,533              84
                                                    ---------
                                                           84
--------------------------------------------------------------------------------
TOOLS-HAND HELD -- 0.1%
Stanley Works                           1,830              90
                                                    ---------
                                                           90
--------------------------------------------------------------------------------
TRANSPORT-EQUIPMENT & LEASING -- 0.2%
GATX                                    3,880             154
Greenbrier                              1,200              43
                                                    ---------
                                                          197
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS -- 0.1%
General Cable*                          2,125              52
                                                    ---------
                                                           52
                                                    ---------
TOTAL INDUSTRIAL (COST $2,506)                          2,929
                                                    ---------
--------------------------------------------------------------------------------



                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
SERVICES -- 2.1%
ADVERTISING AGENCIES -- 0.0%
Interpublic Group*                      1,080       $      11
                                                    ---------
                                                           11
--------------------------------------------------------------------------------
ADVERTISING SERVICES -- 0.0%
Getty Images*                             360              29
                                                    ---------
                                                           29
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
Alliance Data Systems*                    930              39
ChoicePoint*                              580              24
Quanta Services*                          480               7
                                                    ---------
                                                           70
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.3%
H&R Block                               7,097             174
Paychex                                 1,380              50
Wright Express*                         2,395              61
                                                    ---------
                                                          285
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.7%
Cognizant Technology Solutions, Cl A*   8,005             419
DST Systems*                              310              18
Manhattan Associates*                   2,670              58
Perot Systems*                          5,900              89
                                                    ---------
                                                          584
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.1%
Medical Staffing Network Holdings*      7,015              38
Monster Worldwide*                      1,560              66
                                                    ---------
                                                          104
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 0.0%
DreamWorks Animation, Cl A*               520              14
                                                    ---------
                                                           14
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.1%
Aaron Rents                             2,450              59
Dollar Thrifty Automotive Group*        1,150              43
                                                    ---------
                                                          102
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.1%
Kendle International*                   1,600              40
                                                    ---------
                                                           40
--------------------------------------------------------------------------------
SCHOOLS -- 0.2%
Apollo Group, Cl A*                     2,325             129
                                                    ---------
                                                          129
--------------------------------------------------------------------------------
SHIPBUILDING -- 0.0%
Daewoo Shipbuilding, GDR 144A*            500              25
                                                    ---------
                                                           25
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.5%
Philippine Long Distance Telephone ADR* 2,500              90
Sprint-Nextel                           4,012              92
Tele Norte Leste Participacoes*         1,800              32
Telefonos de Mexico SA de CV*           1,100              26
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- CONTINUED
Valor Communications Group              5,080       $      60
Verizon Communications                  3,456             109
                                                    ---------
                                                          409
                                                    ---------
TOTAL SERVICES (COST $1,701)                            1,802
                                                    ---------
--------------------------------------------------------------------------------
TECHNOLOGY -- 7.8%
APPLICATIONS SOFTWARE -- 0.2%
Citrix Systems*                           710              22
Intuit*                                   205              11
Quest Software*                         1,120              18
Satyam Computer Services ADR            3,115             122
                                                    ---------
                                                          173
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.2%
Mobile Telesystems ADR*                 1,400              52
NII Holdings*                           1,770              88
                                                    ---------
                                                          140
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 0.1%
Multi-Fineline Electronix*                 10               1
Park Electrochemical                    1,800              50
                                                    ---------
                                                           51
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.1%
Ansys*                                  1,300              57
Parametric Technology*                  4,490              28
                                                    ---------
                                                           85
--------------------------------------------------------------------------------
COMPUTERS -- 1.0%
Apple Computer*                         4,110             310
Dell*                                   2,186              64
Hewlett-Packard                         6,338             198
International Business Machines         3,240             263
                                                    ---------
                                                          835
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
MTS Systems                             1,250              46
                                                    ---------
                                                           46
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.2%
Hutchinson Technology*                    130               4
Maxtor*                                 3,375              31
Network Appliance*                        980              30
Seagate Technology                      3,900             102
                                                    ---------
                                                          167
--------------------------------------------------------------------------------
COMPUTERS-VOICE RECOGNITION -- 0.1%
Talx                                    1,450              45
                                                    ---------
                                                           45
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.2%
CSG Systems International*              1,300              30
Dun & Bradstreet*                         225              16
MoneyGram International                 2,640              70
NAVTEQ*                                 1,140              51
SEI Investments                           415              17
                                                    ---------
                                                          184
--------------------------------------------------------------------------------




                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.1%
Cognos*                                 1,190       $      45
NetIQ*                                  2,250              30
SPSS*                                     900              29
                                                    ---------
                                                          104
--------------------------------------------------------------------------------
E-COMMERCE/PRODUCTS -- 0.2%
Amazon.com*                             3,000             134
Submarino GDR 144A*                     1,000              47
                                                    ---------
                                                          181
--------------------------------------------------------------------------------
E-SERVICES/CONSULTING -- 0.1%
Digital Insight*                        1,100              39
Keynote Systems*                        3,300              42
                                                    ---------
                                                           81
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.2%
Flextronics International*                785               8
Hon Hai Precision GDR 144A              9,013             121
International DisplayWorks*             8,000              52
NAM TAI Electronics GDR 144A            1,750              41
                                                    ---------
                                                          222
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.5%
Advanced Micro Devices*                 2,200              92
Broadcom, Cl A*                         4,395             300
DSP Group*                                280               8
Intel                                   6,064             129
International Rectifier*                  220               8
Intersil, Cl A                            290               8
MEMC Electronic Materials*              3,900             111
MIPS Technologies*                      4,900              45
Nvidia*                                 2,525             114
Omnivision Technologies*                1,190              30
QLogic*                                 2,360              94
Samsung Electronics GDR 144A*             520             199
Semtech*                                  370               7
Silicon Laboratories*                     440              22
Texas Instruments                       2,675              78
                                                    ---------
                                                        1,245
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.0%
Cadence Design Systems*                   745              13
                                                    ---------
                                                           13
--------------------------------------------------------------------------------
ELECTRONIC FORMS -- 0.3%
Adobe Systems                           6,188             246
                                                    ---------
                                                          246
--------------------------------------------------------------------------------
ELECTRONIC SECURITY DEVICES -- 0.1%
American Science & Engineering*           800              51
                                                    ---------
                                                           51
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.5%
Informatica*                            3,310              49
MicroStrategy, Cl A*                       35               3
SAP ADR                                 5,645             290
SSA Global Technologies*                1,930              34
Sybase*                                 3,500              75
                                                    ---------
                                                          451

--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 0.1%
WebEx Communications*                   2,200       $      53
                                                    ---------
                                                           53
--------------------------------------------------------------------------------
INTERNET CONNECTIVE SERVICES -- 0.1%
NDS ADR                                 2,100              91
                                                    ---------
                                                           91
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
Avocent*                                  735              25
                                                    ---------
                                                           25
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.1%
Radware*                                5,200             102
                                                    ---------
                                                          102
--------------------------------------------------------------------------------
INTERNET SECURITY -- 0.0%
RSA Security*                           1,700              26
Symantec*                                 736              14
                                                    ---------
                                                           40
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.1%
Adaptec*                                5,200              28
Cisco Systems*                            403               8
Foundry Networks*                       3,090              46
                                                    ---------
                                                           82
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 0.0%
Xerox*                                  1,010              15
                                                    ---------
                                                           15
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.4%
Emulex*                                   310               6
Marvell Technology Group*               2,110             144
Maxim Integrated Products                 345              14
Standard Microsystems*                    335              12
Taiwan Semiconductor Manufacturing ADR* 6,380              69
United Microelectronics ADR             6,617              22
                                                    ---------
                                                          267
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.0%
Cabot Microelectronics*                 1,400              46
                                                    ---------
                                                           46
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.1%
Borland Software*                       7,700              50
                                                    ---------
                                                           50
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.2%
Comtech Telecommunications*             1,600              51
Comverse Technology*                    1,960              54
Nice Systems ADR*                         600              32
Scientific-Atlanta                        590              25
Tellabs*                                  400               5
                                                    ---------
                                                          167
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.3%
AFK Sistema GDR 144A                    1,600              37
Amdocs*                                 5,950             192
Iowa Telecommunications Services*       2,835              48
                                                    ---------
                                                          277
--------------------------------------------------------------------------------


                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
TRANSACTIONAL SOFTWARE -- 0.1%
Transaction Systems Architects*         1,300       $      43
                                                    ---------
                                                           43
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 0.5%
Google, Cl A*                             595             258
Sina*                                   1,900              44
Yahoo!*                                 4,140             142
                                                    ---------
                                                          444
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.6%
American Tower, Cl A*                   6,200             192
Motorola                                1,075              24
Nokia ADR                               7,833             144
Qualcomm                                3,935             189
                                                    ---------
                                                          549
                                                    ---------
TOTAL TECHNOLOGY (COST $5,474)                          6,571
                                                    ---------
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.1%
AIRLINES -- 0.1%
Mesa Air Group*                           200               3
Southwest Airlines                      1,960              32
                                                    ---------
                                                           35
--------------------------------------------------------------------------------
TRANSPORT-MARINE -- 0.1%
General Maritime                        1,300              49
Kirby*                                    650              36
                                                    ---------
                                                           85
--------------------------------------------------------------------------------
TRANSPORT-RAIL -- 0.5%
Burlington Northern Santa Fe            1,428             114
Canadian Pacific Railway                2,600             126
CSX                                     1,925             103
Norfolk Southern                        1,031              51
                                                    ---------
                                                          394
--------------------------------------------------------------------------------
TRANSPORT-SERVICES -- 0.2%
FedEx                                     795              80
Offshore Logistics*                     1,300              47
Ryder System                              483              22
UTI Worldwide                             460              48
                                                    ---------
                                                          197
--------------------------------------------------------------------------------
TRANSPORT-TRUCK -- 0.2%
Celadon Group*                          1,150              36
JB Hunt Transport Services              6,100             145
                                                    ---------
                                                          181
                                                    ---------
TOTAL TRANSPORTATION (COST $739)                          892
                                                    ---------
--------------------------------------------------------------------------------
UTILITIES -- 1.0%
ELECTRIC-GENERATION -- 0.0%
AES*                                      366               6
                                                    ---------
                                                            6
--------------------------------------------------------------------------------
ELECTRIC-INTEGRATED -- 0.7%
Alliant Energy                            245               7
American Electric Power                 1,954              73
Duke Energy                             3,224              92
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
ELECTRIC-INTEGRATED -- CONTINUED
Edison International                      119       $       5
El Paso Electric*                       1,500              31
Entergy                                 1,693             118
OGE Energy                              4,200             114
Pike Electric*                            770              14
Public Service Enterprise Group           333              23
TXU                                     1,784              90
                                                    ---------
                                                          567
--------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES -- 0.0%
Headwaters*                               850              29
                                                    ---------
                                                           29
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.2%
Energen                                 3,700             144
                                                    ---------
                                                          144
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.0%
Reliant Energy*                         1,970              20
                                                    ---------
                                                           20
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
Delta Electronics GDR                   6,600              69
                                                    ---------
                                                           69
                                                    ---------
TOTAL UTILITIES (COST $766)                               835
                                                    ---------
TOTAL COMMON STOCK (COST $34,792)                      39,338
                                                    ---------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 11.8%
AUSTRALIA -- 1.0%
Aristocrat Leisure                        700               6
Babcock & Brown                        13,262             181
Commonwealth Bank of Australia          4,015             136
Insurance Australia Group              10,382              44
Macarthur Coal                            900               4
QBE Insurance Group                     9,636             141
Santos                                 22,327             222
Westpac Banking                         6,252             110
                                                    ---------
TOTAL AUSTRALIA                                           844
                                                    ---------
--------------------------------------------------------------------------------
AUSTRIA -- 0.1%
Andritz                                   200              23
OMV                                       359              25
Telekom Austria                           500              12
                                                    ---------
TOTAL AUSTRIA                                              60
                                                    ---------
--------------------------------------------------------------------------------
BELGIUM -- 0.2%
Belgacom                                  200               6
Dexia                                   2,500              62
InBev                                   2,020              95
                                                    ---------
TOTAL BELGIUM                                             163
                                                    ---------
--------------------------------------------------------------------------------
CANADA -- 0.4%
Canadian Natural Resources                500              31
EnCana                                  1,600              80
Gerdau Ameristeel                         500               4
IPSCO                                     669              62
Metro, Cl A                               700              18
Petro-Canada                              800              38
--------------------------------------------------------------------------------



                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
CANADA -- CONTINUED
Teck Cominco                              600       $      39
Telus                                   1,300              51
                                                    ---------
TOTAL CANADA                                              323
                                                    ---------
--------------------------------------------------------------------------------
CHINA -- 0.1%
China Life Insurance*                  13,000              13
Wumart Stores                          11,000              24
Zijin Mining Group                     26,000              15
                                                    ---------
TOTAL CHINA                                                52
                                                    ---------
--------------------------------------------------------------------------------
DENMARK -- 0.1%
DSV A/S                                    37               5
Jyske Bank*                             1,900              95
                                                    ---------
TOTAL DENMARK                                             100
                                                    ---------
--------------------------------------------------------------------------------
FINLAND -- 0.3%
Rautaruukki                               800              24
Sampo                                  12,800             250
                                                    ---------
TOTAL FINLAND                                             274
                                                    ---------
--------------------------------------------------------------------------------
FRANCE -- 0.6%
BNP Paribas                             2,465             220
France Telecom                            600              14
Lafarge                                    70               7
Societe Generale                          215              28
Total                                     231              64
Ubisoft Entertainment*                    700              30
Vivendi Universal                       5,750             180
                                                    ---------
TOTAL FRANCE                                              543
                                                    ---------
--------------------------------------------------------------------------------
GERMANY -- 1.0%
Adidas-Salomon                            165              35
Allianz                                   459              74
Balda                                     129               2
BASF                                      211              17
Continental                             1,655             161
DaimlerChrysler                           976              56
Deutsche Boerse                           397              50
E.ON                                      155              17
MAN                                     2,738             157
Mobilcom                                  937              24
Muenchener Rueckversicherungs             404              55
Salzgitter                              2,422             166
Techem                                    139               7
                                                    ---------
TOTAL GERMANY                                             821
                                                    ---------
--------------------------------------------------------------------------------
HONG KONG -- 0.1%
ASM Pacific Technology                  1,948              11
Orient Overseas International           2,200               7
Television Broadcasts                   6,000              33
Vtech Holdings                          4,000              14
                                                    ---------
TOTAL HONG KONG                                            65
                                                    ---------
--------------------------------------------------------------------------------
ITALY -- 0.4%
Banca Intesa                            5,400              31
ENI                                     7,950             241
Milano Assicurazioni                    8,780              65
                                                    ---------
TOTAL ITALY                                               337
                                                    ---------
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
JAPAN -- 2.7%
Bosch                                   3,034       $      15
Canon                                     700              42
Century Leasing System                    900              14
en-japan                                   10              61
Fujitsu Frontech                          400               4
Haseko*                                 1,500               6
Japan Tobacco                               4              62
JFE Holdings                            2,300              82
Juki                                    9,000              53
Kawasaki Kisen Kaisha                     700               5
KDDI                                        3              16
Matsushita Electric Industrial          6,000             130
Mitsubishi                             10,900             254
Mitsui OSK Lines                       35,500             321
Mizuho Financial Group                     33             270
Nippon Steel                           14,000              52
Nippon Yusen KK                        21,000             155
ORIX                                      690             178
Pacific Metals                          3,000              18
Suzuki Motor                           12,900             263
Toshiba TEC                             2,000              11
Yamaha Motor                            9,200             236
                                                    ---------
TOTAL JAPAN                                             2,248
                                                    ---------
--------------------------------------------------------------------------------
MEXICO -- 0.0%
Sare Holding Sa De Cv - Cl B*          22,000              27
                                                    ---------
TOTAL MEXICO                                               27
                                                    ---------
--------------------------------------------------------------------------------
NETHERLANDS -- 0.9%
ABN AMRO Holding                        4,188             116
Aegon                                   3,978              64
Boskalis Westminster                      205              14
ING Groep                               9,367             334
Royal KPN                                 300               3
TNT                                     6,196             204
                                                    ---------
TOTAL NETHERLANDS                                         735
                                                    ---------
--------------------------------------------------------------------------------
NORWAY -- 0.1%
Statoil ASA                             4,800             133
                                                    ---------
TOTAL NORWAY                                              133
                                                    ---------
--------------------------------------------------------------------------------
SOUTH AFRICA -- 0.2%
Lewis Group                             4,800              42
Network Healthcare Holdings*           41,000              55
Standard Bank Group                     3,800              52
                                                    ---------
TOTAL SOUTH AFRICA                                        149
                                                    ---------
--------------------------------------------------------------------------------
SPAIN -- 0.7%
Banco Bilbao Vizcaya Argentaria         5,854             118
Banco Santander Central Hispano        19,948             286
Repsol YPF                              6,600             180
                                                    ---------
TOTAL SPAIN                                               584
                                                    ---------
--------------------------------------------------------------------------------
SWEDEN -- 0.3%
ForeningsSparbanken                     3,000              85
JM AB, Cl B                               500              26
Nordea Bank                            13,500             145
                                                    ---------
TOTAL SWEDEN                                              256
--------------------------------------------------------------------------------


                                     Shares/Face      Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
SWITZERLAND -- 0.3%
Credit Suisse                           2,760       $     161
Syngenta                                  100              13
Xstrata                                 1,000              28
Zurich Financial Service                  510             112
                                                    ---------
TOTAL SWITZERLAND                                         314
                                                    ---------
--------------------------------------------------------------------------------
UNITED KINGDOM -- 2.3%
Antofagasta                             8,845             321
Ashtead                                 6,039              21
AstraZeneca                             4,935             239
Aviva                                     300               4
BHP Billiton                           12,040             224
British Energy*                        10,394             113
British Sky Broadcasting                2,900              25
Corus Group                             3,418               4
Hanson                                  3,095              36
HBOS                                    6,800             120
Hikma Pharmaceuticals*                  8,500              66
HSBC Holdings                             900              15
International Power                     7,500              36
Lloyds TSB Group                       10,500              96
Michael Page International              5,146              24
Next                                      527              16
Royal Dutch Shell, Cl B                 4,999             180
SABMiller                               3,000              61
Sage Group                                687               3
Scottish & Southern Energy              3,100              59
Scottish Power                            500               5
Shire Plc                                 400               6
Smiths Group                           11,770             208
Standard Chartered                      1,099              27
Tesco                                   1,784              10
Ultra Electronics Holdings                700              12
                                                    ---------
TOTAL UNITED KINGDOM                                    1,931
                                                    ---------
TOTAL FOREIGN COMMON STOCK (COST $8,283)                9,959
                                                    ---------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 10.4%
Federal Home Loan Mortgage Corporation
   6.500%, 04/01/35                    $   16              17
   6.000%, 08/01/29                        36              36
   6.000%, 08/01/34                        36              36
   6.000%, 10/01/34                       146             147
   5.875%, 03/21/11                       105             109
   5.500%, 09/01/17                        88              89
   5.500%, 09/01/19                        82              82
   5.500%, 08/01/20                       376             378
   5.500%, 10/01/34                       100              99
   5.500%, 01/01/35                        45              44
   5.500%, 02/01/35                       247             245
   5.500%, 03/01/35                        89              88
   5.500%, 06/01/35                       484             479
   5.000%, 02/01/19                        29              29
   5.000%, 07/01/19                        82              81
   5.000%, 05/01/20                       450             445
   5.000%, 07/01/20                       240             237
   4.400%, 07/28/08                       170             168
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                        Face          Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS -- CONTINUED
Federal National Mortgage Association
   6.500%, 03/01/35                   $   312       $     320
   6.500%, 12/01/35                       673             691
   6.000%, 09/01/34                       394             398
   6.000%, 12/01/34                       135             136
   6.000%, 08/01/35                       484             489
   6.000%, 12/01/35                       240             243
   5.500%, 03/01/20                       103             104
   5.500%, 07/01/33                       980             971
   5.500%, 09/01/34                       347             344
   5.500%, 03/01/35                       266             263
   5.500%, 06/01/35                       330             327
   5.500%, 09/01/35                        20              20
   5.125%, 01/02/14                       110             110
   5.000%, 10/01/19                       131             129
   5.000%, 09/01/20                       136             134
   4.500%, 08/04/08                     1,285           1,274
                                                    ---------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS (COST $8,860)                               8,762
                                                    ---------
--------------------------------------------------------------------------------
CORPORATE BONDS -- 9.6%
Advanta Capital Trust, Ser B
   8.990%, 12/17/26                        20              20
Ahern Rentals, 144A
   9.250%, 08/15/13                        60              63
Allegheny Energy Supply, 144A
   8.250%, 04/15/12                        50              55
Allied Waste North America, Ser B
   8.875%, 04/01/08                        70              74
Alrosa Finance, 144A
   8.875%, 11/17/14                        50              57
America Movil
   6.375%, 03/01/35                        70              67
American General Finance,
   Ser G MTN
   5.375%, 09/01/09                       130             130
Ameriprise Financial
   5.350%, 11/15/10                        65              65
AmerisourceBergen, 144A
   5.875%, 09/15/15                       100             101
Amgen
   4.000%, 11/18/09                        90              87
AT&T Wireless Services
   8.750%, 03/01/31                        75              98
Bank One
   5.900%, 11/15/11                       140             145
BCPLU Crystal US Holdings, 144A
   9.625%, 06/15/14                        50              56
Beazer Homes USA, Callable:
   04/15/07 @ 104.188,
   04/15/08 @ 102.791
   8.375%, 04/15/12                        60              63
BP Amoco
   8.500%, 04/01/12                        80              94
Capital One Financial
   4.800%, 02/21/12                        80              77
--------------------------------------------------------------------------------


                                        Face          Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
Carnival
   3.750%, 11/15/07                   $   120       $     117
Cascades, Callable:
   02/15/08 @ 103.625,
   02/15/09 @ 102.417
   7.250%, 02/15/13                        70              62
Caterpillar Financial Services
   5.050%, 12/01/10                        75              75
Chesapeake Energy
   6.875%, 01/15/16                        35              36
Chesapeake Energy 144A
   6.500%, 08/15/17                       100              99
Chubb
   4.934%, 11/16/07                       160             160
Citigroup
   2.400%, 10/31/25                     8,000              68
Clayton Williams Energy
   7.750%, 08/01/13                        60              59
Coleman Cable, Callable:
   10/01/08 @ 104.94
   9.875%, 10/01/12                        80              66
Columbus Southern Power, Ser C
   5.500%, 03/01/13                        35              35
Comcast
   7.625%, 02/15/08                        30              31
   5.300%, 01/15/14                        95              92
Consolidated Natural Gas
   6.875%, 10/15/26                       135             149
Copano Enrgy LLC, 144A
   8.125%, 03/01/16                       150             150
Countrywide Home Loan MTN
   4.125%, 09/15/09                       100              96
DaimlerChrysler
   4.750%, 01/15/08                        45              45
Deutsche Telekom
   8.500%, 06/15/10                        80              89
Dynegy Holdings 144A
   10.125%, 07/15/13                       50              56
E*trade Financial
   7.875%, 12/01/15                        90              94
Echostar DBS, 144A
   7.125%, 02/01/16                       125             123
ERP Operating
   5.125%, 03/15/16                        75              73
FedEx
   9.650%, 06/15/12                        60              74
Florida Power & Light
   5.650%, 02/01/37                        40              40
Ford Motor Credit
   7.375%, 10/28/09                       100              93
General Cable
   9.500%, 11/15/10                        50              53
General Electric Capital, Ser A MTN
   6.875%, 11/15/10                        80              86
   4.375%, 03/03/12                        90              87
General Motors Acceptance
   7.000%, 02/01/12                        65              62
Georgia Power, Ser J
   4.875%, 07/15/07                        85              85
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                        Face          Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
Gregg Appliances
   9.000%, 02/01/13                    $   60       $      55
HCA
   6.375%, 01/15/15                        55              55
Hewlett-Packard
   5.750%, 12/15/06                       115             116
Hines Nurseries, Callable:
   10/01/2011  105.12
   10.250%, 10/01/11                       60              59
HSBC Finance
   4.750%, 04/15/10                        95              93
Hudbay Mining
   9.625%, 01/15/12                        50              54
Intelsat Bermuda 144A(B)
   9.609%, 01/15/12                        30              31
J.B. Poindexter
   8.750%, 03/15/14                        60              50
J.C. Penney
   8.125%, 04/01/27                        50              52
John Deere Capital
   4.375%, 03/14/08                        80              79
John Deere Capital, Ser D MTN
   4.400%, 07/15/09                        50              49
K Hovnanian Enterprises
   6.250%, 01/15/16                        50              47
K. Hovnanian
   8.875%, 04/01/12                        50              53
Lockheed Martin
   7.200%, 05/01/36                        95             113
Marathon Oil
   5.375%, 06/01/07                        80              80
Merrill Lynch, Ser C MTN
   4.250%, 02/08/10                       120             116
Metlife
   5.000%, 06/15/15                        85              83
MGM Mirage
   6.625%, 07/15/15                        45              45
   5.875%, 02/27/14                        55              53
Midamerican Energy Holdings
   5.875%, 10/01/12                        85              87
   3.500%, 05/15/08                        65              63
Motorola
   8.000%, 11/01/11                       105             120
Navistar International
   6.250%, 03/01/12                        45              42
Neenah Paper
   7.375%, 11/15/14                        52              49
Nextel Communications, Ser C,
   Callable: 10/31/2011 @ 100
   6.875%, 10/31/13                       125             131
Norampac
   6.750%, 06/01/13                        75              70
Pemex Project
   8.500%, 02/15/08                        40              42
PNC Funding
   4.200%, 03/10/08                       140             138
Prologis Trust
   7.100%, 04/15/08                        90              94
--------------------------------------------------------------------------------


                                        Face          Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
Prudential Financial MTN
   3.750%, 05/01/08                    $   25      $       24
Prudential Financial, Ser B MTN
   5.100%, 09/20/14                        80              79
PSE&G Power
   6.950%, 06/01/12                       140             151
PXRE
   8.850%, 02/15/27                        35              45
Qwest
   8.875%, 03/15/12                       100             111
Restaurant 144A
   10.000%, 10/01/13                       50              47
Rogers Cable
   6.750%, 03/15/15                        30              30
Rogers Wireless
   8.000%, 12/15/12                        30              32
Royal Caribbean Cruises
   7.250%, 03/15/18                        94             102
Sanmina-sci Callable:
   01/15/07 @ 105.188,
   01/15/08 @ 102.594
   10.375%, 01/15/10                      100             110
SBC Communications
   5.100%, 09/15/14                        85              82
Schering-Plough
   6.750%, 12/01/33                        85              95
SLM
   4.000%, 01/15/10                       110             105
SLM, Ser A MTN
   4.500%, 07/26/10                       105             102
Southern Company Capital
   Funding, Ser A
   5.300%, 02/01/07                        80              80
Stater Brothers Holdings
   8.125%, 06/15/12                        50              50
STATS ChipPAC
   6.750%, 11/15/11                        25              24
Telecom Italia Capital
   4.000%, 11/15/08                       100              97
TFM Sa De Cv
   9.375%, 05/01/12                        50              55
Town Sports International
   9.625%, 04/15/11                        40              42
Toys R Us
   7.875%, 04/15/13                        50              41
Universal City Florida
   9.000%, 05/01/10                        30              30
Univision Communications
   3.875%, 10/15/08                        85              82
Uno Restaurant 144A
   10.000%, 02/15/11                       25              21
UnumProvident Finance 144A
   6.850%, 11/15/15                        60              63
Verizon Global
   4.000%, 01/15/08                        60              59
Verizon Wireless Capital
   5.375%, 12/15/06                       120             120
Washington Mutual Financial
   6.875%, 05/15/11                        85              92
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                        Face          Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
Wellpoint
   5.000%, 12/15/14                $       90       $      87
   3.750%, 12/14/07                        40              39
Weyerhaeuser
   5.950%, 11/01/08                        45              46
Wyeth
   5.500%, 02/01/14                        80              81
Xcel Energy
   7.000%, 12/01/10                       105             113
                                                    ---------
TOTAL CORPORATE BONDS (COST $8,131)                     8,063
                                                    ---------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 8.8%
United States Treasury Bonds
   7.500%, 11/15/16                       100             124
   5.375%, 02/15/31                       820             903
United States Treasury Notes
   4.500%, 11/15/15                        55              55
   4.250%, 10/15/10                       175             173
   4.125%, 05/15/15                     1,215           1,177
   3.875%, 07/31/07                        60              59
   3.875%, 07/15/10                     2,137           2,084
   3.875%, 09/15/10                     1,595           1,553
   3.375%, 02/15/08                       670             655
   3.375%, 09/15/09                       290             279
   2.875%, 11/30/06                       350             345
                                                    ---------
TOTAL U.S. TREASURY OBLIGATIONS (COST $7,481)           7,407
                                                    ---------
--------------------------------------------------------------------------------
FOREIGN BONDS -- 1.0%
Australian Government (AUD)
   5.750%, 06/15/11                       180             139
Canada (CAD)
   5.250%, 06/01/13                       139             131
Denmark (DKK)
   5.000%, 11/15/13                       659             119
Deutschland (EUR)
   3.750%, 07/04/13                        99             123
Netherlands Government (EUR)
   4.250%, 07/15/13                        95             122
Norwegian Government (NOK)
   6.500%, 05/15/13                       675             120
United Kingdom Gilt (GBP)
   4.250%, 03/07/36                        30              57
                                                    ---------
TOTAL FOREIGN BONDS (COST $818)                           811
                                                    ---------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.4%
HOME EQUITY LOANS -- 0.4%
Citigroup Commercial Mortgage,
   Ser 2004-C2, Cl A3                      80              77
JP Morgan Chase CMO,
   Ser 2005-lDP1, Cl A2                   150             147
JP Morgan Chase Commercial Mortgage,
   Ser 2004-CBX, Cl A4                     70              68
Residential Asset Mortgage Program,
   Ser 2004-RS12, Cl AI2                   35              35
                                                    ---------
                                                          327

--------------------------------------------------------------------------------

                                        Face          Market
Description                   Amount(000)/Shares   Value (000)
--------------------------------------------------------------------------------
INFRASTRUCTURE -- 0.0%
TXU, Ser 2004-1 Cl A2              $       35       $      34
                                                    ---------
                                                           34
                                                    ---------
TOTAL ASSET-BACKED SECURITIES (COST $369)                 361
                                                    ---------
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 1.6%
Banc of America CMO, Ser 2003-2, Cl A2
   4.342%, 03/11/41                        30              29
Banc of America Mortgage CMO,
   Ser 2004-8, Cl 3a1
   5.250%, 10/25/19                        32              31
Bear Stearns ARM CMO,
   Ser 2005-11, Cl 2a1
   4.758%, 12/25/35                       173             171
Bear Stearns Commercial Mortgage,
   Ser 2005-t20, Cl A2
   5.127%, 10/12/42                        85              85
Chase Mortgage Finance CMO,
   Ser 2004-s1, Cl A3
   5.500%, 02/25/19                        16              16
Countrywide Alternative Loan Trust,
   Ser 2005-53-t2, Cl 2a1
   6.000%, 11/25/35                       385             385
Countrywide Home Loans CMO,
   Ser 2004-18, Cl A1
   6.000%, 10/25/34                        74              74
Countrywide Home Loans CMO,
   Ser 2005-hyb8, Cl 2a1
   5.414%, 12/20/35                       179             178
FPL Group Capital
   5.551%, 02/16/08                       105             106
Prime Mortgage Trust CMO,
   Ser 2005-2, Cl 1a3
   5.250%, 07/25/20                       242             241
                                                    ---------
TOTAL MORTGAGE RELATED (COST $1,325)                    1,316
                                                    ---------
--------------------------------------------------------------------------------
WARRANTS -- 0.1%
Motech Industries 144A, 10/02/08            4              69
                                                    ---------
TOTAL WARRANTS (COST $54)                                  69
                                                    ---------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 8.9%
Deutsche Bank
   4.450%, dated 01/31/06, to be
   repurchased on 02/01/06,
   repurchase price $7,448,983
   (collateralized by a U.S.
   Government obligation, par value
   $7,732,000, 5.000%, 01/30/14;
   total market value $7,597,764)(A)   $7,448          $7,448
                                                    ---------
TOTAL REPURCHASE AGREEMENT (COST $7,448)                7,448
                                                    ---------
TOTAL INVESTMENTS -- 99.4% (COST $77,561)              83,534
                                                    ---------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.6%
Receivable for Capital Shares Redeemed                  1,433
Payable for Investment Advisory Fees                      (28)
Payable for Administration Fees                            (8)
Payable for Distribution Fees                             (41)
Payable for Investment Securities Purchased            (1,699)
Other Assets and Liabilities, Net                         850
                                                    ---------
TOTAL OTHER ASSETS AND LIABILITIES                        507
                                                    ---------
NET ASSETS -- 100.0%                                $  84,041
                                                    ---------
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)


Description                                         Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital ($0.001 par value)                  $  77,721
Undistributed net investment income                       107
Accumulated net realized gain on investments              215
Unrealized appreciation on investments                  5,973
Unrealized appreciation on forward foreign
   currency contracts and translation of
   other assets and liabilities denominated
   in foreign currency                                     25
                                                    ---------
NET ASSETS                                          $  84,041
                                                    ---------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($27,505,947 / 2,378,797 SHARES)                    $11.56
                                                    ---------
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($11.56/94.25%)                                     $12.27
                                                    ---------

NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($44,424,557 / 3,851,397 SHARES)                    $11.53
                                                    ---------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Z
   ($1,038 / 90 SHARES)                                $11.57
                                                    ---------

NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($12,109,265 / 1,045,745 SHARES)                    $11.58
                                                    ---------

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
144A  -- Security sold within the terms of a private placement memorandum, which is exempt from registration under Sections 3a-4 or 4(2) of the Securities Act of 1933, as amended or Rule 144A thereunder, and may be sold only to dealers in that program or other accredited investors. On January 31, 2006, the value of these securities amounted to $1,015(000), representing 1.2% of the net assets of the
         Fund.
(A)   -- Tri-party repurchase agreement
(B)   -- Zero coupon security. The rate reported on the Statement of Net
         Assets is the effective yield at time of purchase.
ADR   -- American Depositary Receipt
ARM   -- Adjustable Rate Mortgage
Cl    -- Class
CMO   -- Collateralized Mortgage Obligation
GDR   -- Global Depositary Receipt
HMO   -- Health Maintenance Organization
ISP   -- Internet Service Provider
LLC   -- Limited Liability Company
MTN   -- Medium-Term Note
REITs -- Real Estate Investment Trusts
S&L   -- Savings and Loan
Ser   -- Series
Cost figures are shown with "000's" omitted.




--------------------------------------------------------------------------------
As of January 31, 2006, the Fund had the following forward foreign currency contracts outstanding:

                                                            UNREALIZED
MATURITY       CURRENCY        CURRENCY       CONTRACT     APPRECIATION/
  DATE        TO DELIVER      TO RECEIVE        VALUE     (DEPRECIATION
--------   --------------  --------------      --------   --------------
04/12/06   USD    38,000   AUD     38,390    $   38,000    $     390
04/12/06   EUR    28,267   CAD     29,073        28,790          285
04/12/06   USD    45,000   CAD     45,331        45,000          331
04/12/06   USD    26,724   DKK     27,281        26,724          557
04/12/06   EUR    14,287   DKK     14,654        14,661           (7)
04/12/06   USD    57,000   DKK     57,324        57,000          324
04/12/06   AUD    45,661   ER      46,570        47,134         (564)
04/12/06   NOK   103,550   EUR    106,293       105,980          313
04/12/06   USD 2,247,117   EUR  2,293,032     2,247,117       45,914
04/12/06   USD    31,620   GBP     31,915        31,620          295
04/12/06   EUR     9,632   GBP      9,738         9,825          (87)
04/12/06   USD    89,000   GBP     89,654        89,000          654
04/12/06   EUR   682,869   JPY    676,900       697,228      (20,328)
04/12/06   USD   624,077   JPY    622,565       624,078       (1,513)
04/12/06   USD   108,127   NOK    109,213       108,127        1,086
04/12/06   EUR   126,342   SEK    132,308       129,398        2,910
04/12/06   SEK   114,991   USD    110,630       110,630       (4,362)
04/12/06   AUD    29,601   USD     21,816        22,400         (584)
04/12/06   EUR   123,604   USD    150,000       150,798         (798)
                                                           ---------
TOTAL                                                      $  24,816
                                                           =========

AUD   -- Australian Dollar
CAD   -- Canadian Dollar
EUR   -- Euro
DKK   -- Danish Krone
GBP   -- British Pound
JPY   -- Japanese Yen
NOK   -- Norwegian Krone
SEK   -- Swedish Krona
USD   -- U.S. Dollar

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Q.  HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

A. For the six-month period ended January 31, 2006, the Old Mutual Asset Allocation Moderate Growth Portfolio outperformed the Lehman Brothers U.S. Aggregate Bond Index and the S&P 1500 Index. The Fund's Class A shares gained 7.94% at net asset value for the six-month time frame, while the Lehman Brothers U.S. Aggregate Bond Index returned 0.84% and the S&P 1500 Index returned 5.18%. Performance for all share classes can be found on the following page.

Q.  WHAT INVESTMENT ENVIRONMENT DID THE FUND FACE DURING THE PAST SIX MONTHS?

A. In the United States, investor attention was diverted from equities and fixed on new macroeconomic concerns during the period. Energy prices and inflation were the biggest worries, as well as their potential impact on earnings and the consumer. Fortunately, these fears failed to materialize. Oil prices began to ease and, for the most part, corporate earnings and the consumer remained fairly strong. Consumer sentiment also lifted to near pre-hurricane levels. Unfortunately, new concerns over the flattening yield curve took precedence in December. The Federal Reserve continued to increase the federal funds rate during the period. Short-term interest rates have risen, but long-term rates have remained stubbornly low. The result has been a flattening yield curve, which some consider a harbinger for an economic recession.

    Against a backdrop of record-high energy prices, inflationary pressures and other concerns, global equity markets showed notable strength during the period. The dollar strengthened overall against other major currencies. Global equity markets began to gain momentum towards the end of October and continued this trend through the remainder of the six-month time frame.

Q.  WHICH MARKET FACTORS INFLUENCED THE FUND'S RELATIVE PERFORMANCE?

A. Fund performance was most notably impacted by strength in the global equity markets during the period. Additionally valuations among growth stocks became increasingly attractive in the second half of 2005, as earnings growth met with lower share prices. Growth began to outperform value investments during this time frame.

Q.  HOW DID THE FUND'S COMPOSITION AFFECT PERFORMANCE?

A. The Fund benefited significantly from its international equity allocation during the period. The international equity mandate sub-advised by Acadian Asset Management, Inc. ("Acadian") and the emerging markets equity mandate sub-advised by Clay Finlay Inc. ("Clay Finlay") produced strong returns during the six months ended January 31, 2006. The Acadian strategy gained 20.4% and Clay Finlay's strategy produced a 37.6% return for the period. Two of the Fund's largest individual contributors to performance were international equity holdings: Antofagasta, a Chilean copper mining company headquartered in London, gained 54.4% during the period and Mizuho Financial Group, a Japanese company engaged in the operation of banks and securities companies, returned 81.3%. Other notable contributors included: Kookmin Bank ADR, a commercial bank in Korea, gaining 51.3% and Samsung Electronics GDR, a Korean manufacturer of electronics and related products, returning 39.4%.

    Also boosting performance were solid contributions from domestic growth stocks, most noticeably those in the growth-style mandates sub-advised by Provident Investment Counsel ("PIC"). PIC's large-cap mandate returned 9.2% during the period, while the mid-cap mandate returned 14.5%. Top contributors included: Google, the giant information retrieval systems company, up 50.3%, Broadcom, a manufacturer of semiconductors for wired and wireless communications, up 59.5% and Apple Computer, a designer, manufacturer, and marketer of personal computers and related software, which gained 77.0% for the period.

    Holdings that detracted from the Fund's performance included in-home rental and retail movie and game entertainment provider, Blockbuster; computer, communications and electronic applications provider, American Power Conversion; and insurance company, PXRE Group.

    Overall, the financial, energy, and information technology sectors were the top contributing sectors to Fund performance during the period. However, the consumer discretionary sector, which includes Blockbuster, the Fund's worst performing stock holding, produced negative returns. It had a minimal impact on overall performance, however.

Q.  WHAT IS THE INVESTMENT OUTLOOK?

A. The Fund's diversified portfolio is positioned to participate in potential gains of each asset class. Despite obstacles, the domestic economy continued to exhibit steady growth, buoyed by extraordinarily resilient consumers, a long-awaited increase in spending on the part of businesses and an improved employment outlook which has historically benefited equities. Opportunities for growth in other areas of the world still exist and the Adviser believes that the Fund's international equity allocation will remain instrumental in its investment goals. The Fund continues to be guided by its adherence to the principles of asset allocation and risk management.

                             PERFORMANCE HIGHLIGHTS

o For the six-month period ended January 31, 2006, the Fund outperformed the Lehman Brothers U.S. Aggregate Bond Index and the S&P 1500 Index.

o The Fund benefited significantly from its international equity allocation during the period.

o  Securities within the consumer discretionary sector detracted from returns.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO (UNAUDITED)



                                                 TOTAL RETURN AS OF JANUARY 31, 2006

----------------------------------------------------------------------------------------------------------------------------
                                                            Six Months          1 Year      Annualized Since Inception
----------------------------------------------------------------------------------------------------------------------------
  Class A with front-end load*                                  1.72%            8.32%                11.10%
----------------------------------------------------------------------------------------------------------------------------
  Class A without load*                                         7.94%           14.96%                16.15%
----------------------------------------------------------------------------------------------------------------------------
  Class C with deferred sales load*                             6.60%           13.21%                15.36%
----------------------------------------------------------------------------------------------------------------------------
  Class C without deferred sales load*                          7.60%           14.21%                15.36%
----------------------------------------------------------------------------------------------------------------------------
  Class Z                                                       N/A               N/A                  4.71% 1
----------------------------------------------------------------------------------------------------------------------------
  Institutional Class*                                          8.04%           15.26%                16.48%
----------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index**                                               4.67%           10.38%                12.91%^
----------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers U.S. Aggregate Bond Index                     0.84%            1.80%                 2.55%^
----------------------------------------------------------------------------------------------------------------------------
  S&P 1500 Index**                                              5.18%           11.72%                14.24%^
----------------------------------------------------------------------------------------------------------------------------

   PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Information about these performance results and the comparative indexes can be found on pages 2 and 3.
 1 Not annualized, inception date 12/9/05.
 * Inception date 9/30/04.
** The Fund's performance will no longer be compared to the S&P 500 Index, as the S&P 1500 Index, which is invested in a broader range of securities, better reflects the Fund's investment strategy.
 ^Index performance shown is from 9/30/04.



                                                                FUND PERFORMANCE

                                               [LINE CHART OMITTED PLOT POINTS FOLLOWS]

                      OM Asset             OM Asset              OM Asset
                Allocation Moderate   Allocation Moderate   Allocation Moderate                       Lehman
                 Growth Portfolio -    Growth Portfolio -     Growth Portfolio -                     Brothers U.S.     S&P 1500
                       Class A              Class C         Institutional Class   S&P 500 Index     Aggregate Index      Index
9/30/2004                9425               10000                10000              10000              10000             10000
7/31/2005               10661               11144                11343              11237              10256             11359
1/31/2006               11508               12099                12254              11761              10342             11948

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The graph above compares an investment made in the Fund's Class A, C and Institutional shares on the inception date of 9/30/04 to an investment made in unmanaged securities indexes on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. Performance for the Fund's Class C shares assumes the payment of a contingent deferred sales load, which is charged on investments held less than one year. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

                 ASSET CLASS WEIGHTINGS AS OF JANUARY 31, 2006

                    [PIE CHART OMITTED PLOT POINTS FOLLOWS]

Common Stock                                            60%
Foreign Common Stock                                    17%
Repurchase Agreement                                     5%
U.S. Treasury Obligations                                6%
Corporate Bonds                                          4%
U.S. Government Agency Mortgage-Backed Obligations       6%
Mortgage Related                                         1%
Foreign Bonds                                            1%

                          % of Total Fund Investments



                    TOP TEN HOLDINGS AS OF JANUARY 31, 2006

U.S. Treasury Note, 3.875%, 07/15/10                         1.4%
U.S. Treasury Note, 3.875%, 09/15/10                         1.4%
U.S. Treasury Note, 4.125%, 05/15/15                         1.0%
Federal National Mortgage Association, 4.500%, 08/04/08      0.9%
Johnson & Johnson                                            0.9%
UnitedHealth Group                                           0.8%
ING Groep                                                    0.6%
Exxon Mobil                                                  0.6%
U.S. Treasury Bond, 5.375%, 02/15/31                         0.6%
Cognizant Technology Solutions, Cl A                         0.6%
--------------------------------------------------------------------------------
Combined Top Ten Holdings as a %
of Total Fund Investments                                    8.8%

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 59.9%
BASIC MATERIALS -- 3.1%
AGRICULTURAL CHEMICALS -- 0.5%
Agrium                                  8,200       $     196
Monsanto                                3,750             317
                                                    ---------
                                                          513
--------------------------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 0.5%
Dow Chemical                            2,507             106
Georgia Gulf                            1,450              50
Lyondell Chemical                       2,447              59
Nova Chemicals                          3,200             110
Olin                                    8,555             175
                                                    ---------
                                                          500
--------------------------------------------------------------------------------
CHEMICALS-PLASTICS -- 0.0%
Spartech                                  325               8
                                                    ---------
                                                            8
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.1%
Eastman Chemical                          225              11
Hercules*                               4,215              49
                                                    ---------
                                                           60
--------------------------------------------------------------------------------
DIVERSIFIED MINERALS -- 0.0%
Cia Vale do Rio Doce ADR                  900              46
                                                    ---------
                                                           46
--------------------------------------------------------------------------------
FORESTRY -- 0.1%
Plum Creek Timber                       3,800             141
                                                    ---------
                                                          141
--------------------------------------------------------------------------------
GOLD MINING -- 0.4%
AngloGold Ashanti ADR                   2,800             171
Goldcorp                                5,100             140
Newmont Mining                          1,066              66
Royal Gold                              1,850              72
                                                    ---------
                                                          449
--------------------------------------------------------------------------------
INDUSTRIAL GASES -- 0.3%
Air Products & Chemicals                  365              22
Airgas                                  3,200             124
Praxair                                 3,580             189
                                                    ---------
                                                          335
--------------------------------------------------------------------------------
METAL-COPPER -- 0.3%
Phelps Dodge                            1,829             294
                                                    ---------
                                                          294
--------------------------------------------------------------------------------
NON-FERROUS METALS -- 0.2%
Cameco                                  2,290             181
USEC                                    1,170              18
                                                    ---------
                                                          199
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.3%
Bowater                                 2,000              55
Caraustar Industries*                   5,600              61
Neenah Paper                            4,130             121
Schweitzer-Mauduit International        1,600              42
Smurfit-Stone Container*                2,260              29
                                                    ---------
                                                          308
--------------------------------------------------------------------------------





                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.4%
Evraz GDR 144A                          2,200       $      45
Evraz Group GDR 144A                    3,600              74
Nucor                                   2,550             215
Schnitzer Steel, Cl A                   2,500              83
                                                    ---------
                                                          417
                                                    ---------
TOTAL BASIC MATERIALS (COST $2,800)                     3,270
                                                    ---------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 7.5%
APPAREL MANUFACTURERS -- 0.4%
Carter's*                                 930              63
Polo Ralph Lauren                       5,530             313
                                                    ---------
                                                          376
--------------------------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING -- 0.1%
Nexstar Broadcasting, Cl A*            25,860             107
                                                    ---------
                                                          107
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.5%
DR Horton                               4,182             156
KB Home                                 1,919             146
Pulte Homes                             5,720             229
                                                    ---------
                                                          531
--------------------------------------------------------------------------------
CABLE TV -- 0.4%
Comcast, Cl A*                          2,865              80
Mediacom Communications, Cl A*         47,555             286
                                                    ---------
                                                          366
--------------------------------------------------------------------------------
CASINO HOTELS -- 0.1%
Harrah's Entertainment                  1,900             140
                                                    ---------
                                                          140
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.2%
Scientific Games, Cl A*                 6,650             213
                                                    ---------
                                                          213
--------------------------------------------------------------------------------
CRUISE LINES -- 0.4%
Carnival                                7,404             383
Royal Caribbean Cruises                 1,105              45
                                                    ---------
                                                          428
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.1%
CDW                                       365              21
Nuco2*                                  1,250              39
                                                    ---------
                                                           60
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 0.3%
Activision*                            14,859             213
THQ*                                    3,775              99
                                                    ---------
                                                          312
--------------------------------------------------------------------------------
GAMBLING (NON-HOTEL) -- 0.1%
Isle of Capri Casinos*                  4,550             129
                                                    ---------
                                                          129
--------------------------------------------------------------------------------
GOLF -- 0.0%
Callaway Golf                             800              12
                                                    ---------
                                                           12
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
HOME FURNISHINGS -- 0.1%
Tempur-Pedic International*             9,760       $     114
                                                    ---------
                                                          114
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.4%
Fairmont Hotels & Resorts                 515              23
Hilton Hotels                           1,996              50
Jameson Inns*                          54,760             136
Lodgian*                                5,335              69
Marriott International, Cl A              930              62
Orient Express Hotels, Cl A               664              21
Starwood Hotels & Resorts Worldwide     1,752             106
                                                    ---------
                                                          467
--------------------------------------------------------------------------------
LEISURE & RECREATIONAL PRODUCTS -- 0.1%
Brunswick                               1,911              72
                                                    ---------
                                                           72
--------------------------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 0.0%
Harley-Davidson                           180              10
                                                    ---------
                                                           10
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.2%
Entravision Communications, Cl A*      14,605             103
Gemstar-TV Guide International*        27,500              91
                                                    ---------
                                                          194
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 0.1%
Scholastic*                             3,580             108
                                                    ---------
                                                          108
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.2%
Gannett                                 1,532              94
Journal Register*                       4,975              71
Tribune                                   130               4
                                                    ---------
                                                          169
--------------------------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.1%
Reader's Digest                         8,110             129
                                                    ---------
                                                          129
--------------------------------------------------------------------------------
RADIO -- 0.3%
Citadel Broadcasting                    1,485              18
Emmis Communications, Cl A*             1,495              27
Radio One, Cl A*                        3,525              38
Radio One, Cl D*                       15,040             165
Spanish Broadcasting System, Cl A*     18,555             105
Westwood One                              680              10
                                                    ---------
                                                          363
--------------------------------------------------------------------------------
RESORTS/THEME PARKS -- 0.1%
Intrawest                               2,500              70
                                                    ---------
                                                           70
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.6%
Charming Shoppes*                       5,600              68
Chico's FAS*                            7,430             324
Childrens Place Retail Stores*          2,400             105
JOS A Bank Clothiers*                   2,300             118
Urban Outfitters*                         990              27
                                                    ---------
                                                          642
--------------------------------------------------------------------------------





                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 0.6%
Home Depot                              7,721       $     313
Lowe's                                  5,510             350
                                                    ---------
                                                          663
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.1%
GameStop, Cl A*                         1,430              58
                                                    ---------
                                                           58
--------------------------------------------------------------------------------
RETAIL-CONVENIENCE STORE -- 0.1%
Casey's General Stores                  2,600              66
                                                    ---------
                                                           66
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.3%
Costco Wholesale                          305              15
Dollar General                          3,847              65
Target                                  3,740             205
                                                    ---------
                                                          285
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 0.3%
CVS                                    11,920             331
                                                    ---------
                                                          331
--------------------------------------------------------------------------------
RETAIL-HYPERMARKETS -- 0.1%
Wal-Mart de Mexico ADR, Cl V            1,100              64
                                                    ---------
                                                           64
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.0%
Tiffany                                   415              16
                                                    ---------
                                                           16
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
Saks*                                   5,100              99
Sears Holdings*                            76               9
                                                    ---------
                                                          108
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 0.0%
OfficeMax                                 930              27
                                                    ---------
                                                           27
--------------------------------------------------------------------------------
RETAIL-PAWN SHOPS -- 0.1%
Cash America International              2,550              68
Ezcorp, Cl A*                           3,150              64
                                                    ---------
                                                          132
--------------------------------------------------------------------------------
RETAIL-PETROLEUM PRODUCTS -- 0.1%
World Fuel Services                     2,550              88
                                                    ---------
                                                           88
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.2%
Kohl's*                                 5,340             237
                                                    ---------
                                                          237
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.2%
CBRL Group                                280              12
Darden Restaurants                      2,332              95
Outback Steakhouse                        660              31
PF Chang's China Bistro*                  540              28
Yum! Brands                               165               8
                                                    ---------
                                                          174

--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
RETAIL-VIDEO RENTAL -- 0.2%
Blockbuster, Cl A                      35,840       $     148
Movie Gallery                           3,650              20
                                                    ---------
                                                          168
--------------------------------------------------------------------------------
TELEVISION -- 0.2%
Sinclair Broadcast Group, Cl A         25,280             201
                                                    ---------
                                                          201
--------------------------------------------------------------------------------
TOYS -- 0.1%
Hasbro                                  2,802              59
Mattel                                  5,816              96
                                                    ---------
                                                          155
                                                    ---------
TOTAL CONSUMER CYCLICAL (COST $7,721)                   7,785
                                                    ---------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 2.3%
AGRICULTURAL OPERATIONS -- 0.5%
Archer-Daniels-Midland                  9,913             312
Delta & Pine Land                       4,890             115
Tejon Ranch*                            3,130             133
                                                    ---------
                                                          560
--------------------------------------------------------------------------------
BREWERY -- 0.3%
Compania Cervecerias Unidas ADR*        1,900              48
Grupo Modelo ADR, Cl C                  2,500              92
Molson Coors Brewing, Cl B              1,900             119
Quilmes ADR*                            1,700              62
                                                    ---------
                                                          321
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.3%
Fortune Brands                          2,874             216
Helen of Troy*                          5,690             109
                                                    ---------
                                                          325
--------------------------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.2%
China Mengniu Dairy                    66,000              71
Dean Foods*                             4,550             172
                                                    ---------
                                                          243
--------------------------------------------------------------------------------
FOOD-MEAT PRODUCTS -- 0.2%
Smithfield Foods*                       6,200             167
                                                    ---------
                                                          167
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
ConAgra Foods                           4,264              88
                                                    ---------
                                                           88
--------------------------------------------------------------------------------
FOOD-RETAIL -- 0.0%
Albertson's                               320               8
                                                    ---------
                                                            8
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.1%
Nash Finch                              3,100              92
United Natural Foods*                     550              18
                                                    ---------
                                                          110
--------------------------------------------------------------------------------
OFFICE SUPPLIES & FORMS -- 0.0%
Avery Dennison                            235              14
                                                    ---------
                                                           14
--------------------------------------------------------------------------------

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
TOBACCO -- 0.6%
Altria Group                            3,424       $     248
Imperial Tobacco ADR                    3,523             209
UST                                     3,851             150
                                                    ---------
                                                          607
                                                    ---------
TOTAL CONSUMER NON-CYCLICAL (COST $2,352)               2,443
                                                    ---------
--------------------------------------------------------------------------------
ENERGY -- 6.8%
COAL -- 0.2%
Arch Coal                                 120              10
Consol Energy                           1,900             139
Peabody Energy                            670              67
                                                    ---------
                                                          216
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.0%
Mirant*                                   810              23
                                                    ---------
                                                           23
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 1.1%
Diamond Offshore Drilling                 640              55
ENSCO International                       690              35
GlobalSantaFe                             290              18
Nabors*                                 5,750             467
Pride International*                    5,700             201
Rowan                                     595              27
Todco, Cl A*                              275              12
Transocean*                             3,980             323
                                                    ---------
                                                        1,138
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.0%
Anadarko Petroleum                        662              71
Berry Petroleum, Cl A                   1,250              99
Burlington Resources                      243              22
Devon Energy                              523              36
Energy Partners*                          900              25
GMX Resources*                          1,700              82
Houston Exploration*                    1,100              68
Newfield Exploration*                   2,500             131
Penn Virginia                           1,600             105
Pogo Producing                            125               7
Southwestern Energy*                      640              28
Stone Energy*                           1,250              63
Unit*                                   1,500              90
XTO Energy                              3,750             184
                                                    ---------
                                                        1,011
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 2.5%
Amerada Hess                            1,300             201
BP ADR                                  2,674             193
Chevron                                 2,021             120
China Petroleum & Chemical ADR          1,900             117
ConocoPhillips                          4,695             304
Exxon Mobil                            10,069             632
LUKOIL ADR                              1,900             146
Marathon Oil                            3,563             274
Occidental Petroleum                    3,200             313
PetroChina ADR                            400              40
Petroleo Brasileiro ADR                 1,300             123
Surgutneftegaz ADR                      1,600             109
                                                    ---------
                                                        2,572
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.4%
Cooper Cameron*                         3,800       $     184
Grant Prideco*                            550              27
Gulf Island Fabrication                 1,700              48
Maverick Tube*                          1,950              93
National Oilwell Varco*                 1,010              77
                                                    ---------
                                                          429
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.3%
Frontier Oil                            4,400             209
Giant Industries*                       1,850             129
                                                    ---------
                                                          338
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 0.9%
BJ Services                             8,450             342
Cal Dive International*                 5,420             227
Core Laboratories*                      1,880              84
Tidewater                                 340              20
Universal Compression Holdings*         1,500              72
W-H Energy Services*                    2,465             119
Weatherford International*                250              11
                                                    ---------
                                                          875
--------------------------------------------------------------------------------
PIPELINES -- 0.4%
China Gas Holdings ADR*                   800              78
El Paso                                 2,635              36
National Fuel Gas                       4,450             146
Questar                                 1,900             155
Williams                                  815              19
                                                    ---------
                                                          434
                                                    ---------
TOTAL ENERGY (COST $5,594)                              7,036
                                                    ---------
--------------------------------------------------------------------------------
FINANCIAL -- 12.4%
COMMERCIAL BANKS NON-US -- 0.3%
Kookmin Bank ADR*                       4,300             343
                                                    ---------
                                                          343
--------------------------------------------------------------------------------
COMMERCIAL BANKS-CENTRAL US -- 0.1%
Texas Regional Bancshares, Cl A         1,450              45
Wintrust Financial                      1,350              72
                                                    ---------
                                                          117
--------------------------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 0.1%
Commerce Bancorp                          415              14
Signature Bank*                         1,550              47
                                                    ---------
                                                           61
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.2%
Colonial BancGroup                      7,650             190
                                                    ---------
                                                          190
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 0.2%
CVB Financial                           3,984              65
Hanmi Financial                         3,400              65
SVB Financial Group*                      800              40
UCBH Holdings                           4,100              71
                                                    ---------
                                                          241
--------------------------------------------------------------------------------



                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
FIDUCIARY BANKS -- 0.1%
Northern Trust                          2,500       $     131
                                                    ---------
                                                          131
--------------------------------------------------------------------------------
FINANCE-COMMERCIAL -- 0.1%
CIT Group                               2,044             109
                                                    ---------
                                                          109
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 1.3%
Asta Funding                            2,300              71
Collegiate Funding Services LLC*       12,300             245
First Marblehead                        5,220             169
Portfolio Recovery Associates*          1,585              78
SLM                                    10,549             590
World Acceptance*                       2,300              65
                                                    ---------
                                                        1,218
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 0.1%
Capital One Financial                     974              81
                                                    ---------
                                                           81
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.7%
Citigroup                               4,244             198
Goldman Sachs Group                     2,140             302
Greenhill                                 160               9
Merrill Lynch                           4,065             305
                                                    ---------
                                                          814
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
Countrywide Financial                   5,425             181
                                                    ---------
                                                          181
--------------------------------------------------------------------------------
FINANCE-OTHER SERVICES -- 0.2%
Asset Acceptance Capital*               4,430             108
Cbot Holdings, Cl A*                      440              47
MarketAxess Holdings*                   5,695              73
                                                    ---------
                                                          228
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.1%
AMBAC Financial Group                     530              41
MGIC Investment                         1,701             112
                                                    ---------
                                                          153
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 0.3%
Brown & Brown                           6,300             181
Hilb Rogal & Hobbs                      2,300              90
USI Holdings*                           5,975              84
                                                    ---------
                                                          355
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.2%
Affiliated Managers Group*              1,070              99
Federated Investors, Cl B                 585              23
Legg Mason                                390              50
                                                    ---------
                                                          172
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.5%
China Life Insurance ADR*               1,700              70
Cigna                                   2,670             325
KMG America*                           10,935              98
UnumProvident                           1,300              26
                                                    ---------
                                                          519
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.1%
Allstate                                3,396       $     177
American International Group            3,050             199
Assurant                                  195               9
Hanover Insurance Group                   220              11
Hartford Financial Services Group       1,620             133
HCC Insurance Holdings                  1,350              42
Loews                                     103              10
Metlife                                 6,975             350
XL Capital, Cl A                        2,664             180
                                                    ---------
                                                        1,111
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 0.9%
Arch Capital Group*                     2,500             136
EMC Insurance Group                     3,440              74
Fidelity National Financial               520              20
FPIC Insurance Group*                   1,850              69
Philadelphia Consolidated Holding*      1,250             121
PMA Capital, Cl A*                      6,550              61
Safeco                                  3,200             167
Selective Insurance Group               2,100             122
WR Berkley                              3,800             188
                                                    ---------
                                                          958
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.4%
CB Richard Ellis Group, Cl A*           3,705             234
Jones Lang LaSalle                      1,700             100
Trammell Crow*                          1,660              47
                                                    ---------
                                                          381
--------------------------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 0.1%
Brookfield Properties                   2,887              87
St. Joe                                   195              13
                                                    ---------
                                                          100
--------------------------------------------------------------------------------
REINSURANCE -- 0.5%
Aspen Insurance Holdings                5,515             128
Axis Capital Holdings                     740              22
Endurance Specialty Holdings            1,400              46
Montpelier Re Holdings                  4,000              77
Odyssey Re Holdings                     1,380              34
PartnerRe                               2,550             158
PXRE Group                              5,695              71
                                                    ---------
                                                          536
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 0.4%
Archstone-Smith Trust                   1,793              84
AvalonBay Communities                     762              76
Camden Property Trust                   1,029              67
Equity Residential                      2,934             124
GMH Communities Trust                   2,385              39
United Dominion Realty Trust            2,331              59
                                                    ---------
                                                          449
--------------------------------------------------------------------------------
REITS-DIVERSIFIED -- 0.3%
CentraCore Properties Trust             1,000              28
Digital Realty Trust                    1,407              36
Liberty Property Trust                  1,469              67
PS Business Parks                       1,200              66
--------------------------------------------------------------------------------




                                                       Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
REITS-DIVERSIFIED -- CONTINUED
Spirit Finance                          2,625       $      32
Vornado Realty Trust                    1,225             108
Washington Real Estate Investment Trust   660              22
                                                    ---------
                                                          359
--------------------------------------------------------------------------------
REITS-HEALTH CARE -- 0.1%
Omega Healthcare Investors              5,200              68
Ventas                                    827              25
                                                    ---------
                                                           93
--------------------------------------------------------------------------------
REITS-HOTELS -- 0.6%
Ashford Hospitality Trust               9,835             121
DiamondRock Hospitality                 6,990              91
Highland Hospitality                    1,503              18
Host Marriott                           1,750              35
Innkeepers USA Trust                    1,199              21
LaSalle Hotel Properties                3,106             119
MeriStar Hospitality*                  20,010             205
                                                    ---------
                                                          610
--------------------------------------------------------------------------------
REITS-MANUFACTURED HOMES -- 0.0%
Equity Lifestyle Properties               218              10
                                                    ---------
                                                           10
--------------------------------------------------------------------------------
REITS-MORTGAGE -- 0.2%
HomeBanc                               18,795             157
                                                    ---------
                                                          157
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 0.7%
Alexandria Real Estate Equities           489              43
American Financial Realty Trust         9,550             119
BioMed Realty Trust                     1,796              48
Boston Properties                       3,761             294
Columbia Equity Trust                     572              10
Corporate Office Properties Trust       1,850              75
Mack-Cali Realty                        1,507              68
Parkway Properties                      1,850              78
Republic Property Trust*                  892              10
                                                    ---------
                                                          745
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.4%
CBL & Associates Properties             2,500             106
General Growth Properties               1,796              93
Simon Property Group                    2,626             217
Taubman Centers                           908              34
                                                    ---------
                                                          450
--------------------------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.3%
Acadia Realty Trust                     1,385              30
Equity One                              1,076              26
Kimco Realty                            1,920              67
Pan Pacific Retail Properties           1,067              74
Regency Centers                           994              64
Tanger Factory Outlet Centers             957              30
                                                    ---------
                                                          291
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
REITS-STORAGE -- 0.1%
Public Storage                          1,606       $     116
U-Store-It Trust                          919              20
                                                    ---------
                                                          136
--------------------------------------------------------------------------------
REITS-WAREHOUSE/INDUSTRIAL -- 0.1%
AMB Property                              684              36
EastGroup Properties                      717              34
                                                    ---------
                                                           70
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.1%
NewAlliance Bancshares                  5,185              75
WSFS Financial                            500              32
                                                    ---------
                                                          107
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.3%
Washington Federal                      6,625             160
Washington Mutual                       4,090             173
                                                    ---------
                                                          333
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.1%
Bank of America                         7,375             326
Wachovia                                7,270             399
Wells Fargo                             6,185             386
                                                    ---------
                                                        1,111
                                                    ---------
TOTAL FINANCIAL (COST $11,705)                         12,920
                                                    ---------
--------------------------------------------------------------------------------
HEALTH CARE -- 8.1%
DIAGNOSTIC EQUIPMENT -- 0.1%
Cytyc*                                  2,095              63
Gen-Probe*                                810              41
                                                    ---------
                                                          104
--------------------------------------------------------------------------------
DIALYSIS CENTERS -- 0.0%
DaVita*                                   370              20
                                                    ---------
                                                           20
--------------------------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.1%
C.R. Bard                               1,906             121
                                                    ---------
                                                          121
--------------------------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 0.1%
Conor Medsystems*                       2,790              66
                                                    ---------
                                                           66
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.3%
McKesson                                5,124             272
                                                    ---------
                                                          272
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.6%
Guidant                                   210              15
St. Jude Medical*                      11,110             546
Symmetry Medical*                       5,080             108
                                                    ---------
                                                          669
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.3%
Covance*                                3,150             179
Laboratory Corp of America Holdings*    2,500             147
                                                    ---------
                                                          326
--------------------------------------------------------------------------------


                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.3%
Baxter International                    3,935       $     145
Becton Dickinson                          310              20
Biomet                                    550              21
Henry Schein*                             335              16
Johnson & Johnson                      15,506             892
Zimmer Holdings*                        3,280             226
                                                    ---------
                                                        1,320
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.9%
Affymetrix*                               830              32
Applera Corp - Celera Genomics Group*   7,610              89
Biogen Idec*                              580              26
Celgene*                                  390              28
Enzon Pharmaceuticals*                  5,530              40
Genentech*                              4,230             363
Genzyme*                                3,800             270
Invitrogen*                               320              22
PDL BioPharma*                          1,105              32
                                                    ---------
                                                          902
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 0.7%
Angiotech Pharmaceuticals*              9,955             125
Bristol-Myers Squibb                    5,512             126
Pfizer                                  9,543             245
Schering-Plough                         6,270             120
Wyeth                                   1,536              71
                                                    ---------
                                                          687
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.3%
Barr Pharmaceuticals*                     240              15
Perrigo                                 7,615             119
Teva Pharmaceutical ADR                 3,000             128
Watson Pharmaceuticals*                   420              14
Zentiva GDR                               800              40
                                                    ---------
                                                          316
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.5%
Coventry Health Care*                   2,139             127
Humana*                                   264              15
Sierra Health Services*                 2,500              99
UnitedHealth Group                     14,760             877
WellPoint*                              6,405             492
                                                    ---------
                                                        1,610
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.1%
Community Health Systems*               3,800             138
                                                    ---------
                                                          138
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.1%
Amedisys*                               2,600             118
Lincare Holdings*                         715              30
                                                    ---------
                                                          148
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.4%
AmerisourceBergen                       5,328             233
Cardinal Health                         2,152             155
                                                    ---------
                                                          388
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 0.4%
Alcon                                   3,200       $     409
                                                    ---------
                                                          409
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.0%
Caremark Rx*                              530              26
Medco Health Solutions*                   143               8
                                                    ---------
                                                           34
--------------------------------------------------------------------------------
PHYSICAL PRACTICE MANAGEMENT -- 0.1%
Pediatrix Medical Group*                1,400             123
                                                    ---------
                                                          123
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 0.2%
Resmed*                                 1,210              48
Respironics*                            3,500             126
                                                    ---------
                                                          174
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.5%
CV Therapeutics*                          760              19
Gilead Sciences*                        7,770             473
                                                    ---------
                                                          492
--------------------------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 0.1%
VCA Antech*                             4,420             122
                                                    ---------
                                                          122
--------------------------------------------------------------------------------
VITAMINS & NUTRITION PRODUCTS -- 0.0%
Herbalife*                              1,310              45
                                                    ---------
                                                           45
                                                    ---------
TOTAL HEALTH CARE (COST $8,063)                         8,486
                                                    ---------
--------------------------------------------------------------------------------
INDUSTRIAL -- 4.5%
AEROSPACE/DEFENSE -- 0.4%
Armor Holdings*                         2,000              95
Empresa Brasileira de Aeronautica ADR   1,200              49
Rockwell Collins                        3,280             154
Teledyne Technologies*                  2,240              73
                                                    ---------
                                                          371
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.3%
Alliant Techsystems*                    2,050             159
BE Aerospace*                           1,935              41
Curtiss-Wright                          1,000              59
DRS Technologies                        1,900              94
                                                    ---------
                                                          353
--------------------------------------------------------------------------------
BATTERIES/BATTERY SYSTEMS -- 0.1%
Greatbatch*                             3,700              96
                                                    ---------
                                                           96
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.1%
Insituform Technologies, Cl A*          2,800              71
                                                    ---------
                                                           71
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.3%
Martin Marietta Materials               2,720             230
Texas Industries                        1,000              54
                                                    ---------
                                                          284
--------------------------------------------------------------------------------



                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
BUILDING-HEAVY CONSTRUCTION -- 0.3%
Chicago Bridge & Iron                   4,850       $     149
Granite Construction                    1,900              77
Washington Group International*           990              59
                                                    ---------
                                                          285
--------------------------------------------------------------------------------
CONTAINERS-PAPER/PLASTIC -- 0.1%
Sealed Air*                             2,550             141
                                                    ---------
                                                          141
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.6%
Brink's                                 1,425              76
Dover                                     640              29
ESCO Technologies*                      1,300              64
Honeywell International                 1,837              71
Illinois Tool Works                       884              74
ITT Industries                          2,330             239
Trinity Industries                        370              19
Tyco International                      2,556              67
                                                    ---------
                                                          639
--------------------------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.2%
Emerson Electric                        2,151             167
                                                    ---------
                                                          167
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.1%
EDO                                     3,225              89
                                                    ---------
                                                           89
--------------------------------------------------------------------------------
ENGINEERING/R&D SERVICES -- 0.1%
Shaw Group*                             2,925             104
                                                    ---------
                                                          104
--------------------------------------------------------------------------------
FILTRATION/SEPARATION PRODUCTS -- 0.1%
Clarcor                                 2,450              84
                                                    ---------
                                                           84
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.0%
Stericycle*                               470              28
                                                    ---------
                                                           28
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.1%
Fargo Electronics*                      2,850              55
Symbol Technologies                     5,460              68
                                                    ---------
                                                          123
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
Rockwell Automation                       830              55
                                                    ---------
                                                           55
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.0%
Applera Corp - Applied Biosystems Group   285               8
                                                    ---------
                                                            8
--------------------------------------------------------------------------------
MACHINE TOOLS & RELATED PRODUCTS -- 0.1%
Kennametal                              2,500             146
                                                    ---------
                                                          146
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.5%
Caterpillar                             4,992       $     339
Terex*                                  3,150             222
                                                    ---------
                                                          561
--------------------------------------------------------------------------------
MACHINERY-FARM -- 0.1%
AGCO*                                   3,100              56
                                                    ---------
                                                           56
--------------------------------------------------------------------------------
MACHINERY-GENERAL INDUSTRY -- 0.1%
Wabtec                                  3,990             126
                                                    ---------
                                                          126
--------------------------------------------------------------------------------
MACHINERY-PRINT TRADE -- 0.0%
Zebra Technologies, Cl A*                 640              29
                                                    ---------
                                                           29
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.0%
Precision Castparts                       940              47
                                                    ---------
                                                           47
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
WCA Waste*                             13,320              95
                                                    ---------
                                                           95
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
American Power Conversion               5,162             122
                                                    ---------
                                                          122
--------------------------------------------------------------------------------
TOOLS-HAND HELD -- 0.1%
Stanley Works                           2,708             133
                                                    ---------
                                                          133
--------------------------------------------------------------------------------
TRANSPORT-EQUIPMENT & LEASING -- 0.4%
GATX                                    7,170             285
Greenbrier                              2,300              81
                                                    ---------
                                                          366
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS -- 0.1%
General Cable*                          3,895              96
                                                    ---------
                                                           96
                                                    ---------
TOTAL INDUSTRIAL (COST $4,067)                          4,675
                                                    ---------
--------------------------------------------------------------------------------
SERVICES -- 2.6%
ADVERTISING AGENCIES -- 0.0%
Interpublic Group*                      1,530              15
                                                    ---------
                                                           15
--------------------------------------------------------------------------------
ADVERTISING SERVICES -- 0.0%
Getty Images*                             420              34
                                                    ---------
                                                           34
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
Alliance Data Systems*                  1,140              48
ChoicePoint*                              845              35
Quanta Services*                          625               9
                                                    ---------
                                                           92
--------------------------------------------------------------------------------



                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.4%
H&R Block                               8,073       $     198
Paychex                                 1,650              60
Wright Express*                         4,255             108
                                                    ---------
                                                          366
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 0.9%
Cognizant Technology Solutions, Cl A*  11,705             613
DST Systems*                              425              24
Manhattan Associates*                   4,705             102
Perot Systems*                         12,000             181
                                                    ---------
                                                          920
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.1%
Medical Staffing Network Holdings*     11,790              64
Monster Worldwide*                      1,900              81
                                                    ---------
                                                          145
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 0.0%
DreamWorks Animation, Cl A*               750              20
                                                    ---------
                                                           20
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.2%
Aaron Rents                             4,650             112
Dollar Thrifty Automotive Group*        2,200              83
                                                    ---------
                                                          195
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.1%
Kendle International*                   3,200              80
                                                    ---------
                                                           80
--------------------------------------------------------------------------------
SCHOOLS -- 0.2%
Apollo Group, Cl A*                     3,500             195
                                                    ---------
                                                          195
--------------------------------------------------------------------------------
SHIPBUILDING -- 0.0%
Daewoo Shipbuilding, GDR 144A*            900              44
                                                    ---------
                                                           44
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.6%
Philippine Long Distance Telephone ADR* 3,500             125
Sprint-Nextel                           6,200             142
Tele Norte Leste Participacoes ADR*     3,200              57
Telefonos de Mexico SA de CV ADR, Cl A* 1,700              40
Valor Communications Group              8,785             104
Verizon Communications                  4,990             158
                                                    ---------
                                                          626
                                                    ---------
TOTAL SERVICES (COST $2,593)                            2,732
                                                    ---------
--------------------------------------------------------------------------------
TECHNOLOGY -- 9.9%
APPLICATIONS SOFTWARE -- 0.2%
Citrix Systems*                           990              31
Intuit*                                   275              14
Quest Software*                         1,825              29
Satyam Computer Services ADR            4,780             187
                                                    ---------
                                                          261
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.2%
Mobile Telesystems ADR                  2,000       $      75
NII Holdings*                           2,150             106
                                                    ---------
                                                          181
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 0.1%
Multi-Fineline Electronix*                170               9
Park Electrochemical                    3,500              99
                                                    ---------
                                                          108
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.1%
Ansys*                                  2,600             114
Parametric Technology*                  7,675              48
                                                    ---------
                                                          162
--------------------------------------------------------------------------------
COMPUTERS -- 1.3%
Apple Computer*                         6,497             491
Dell*                                   2,933              86
Hewlett-Packard                         9,813             306
International Business Machines         5,455             443
                                                    ---------
                                                        1,326
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
MTS Systems                             2,300              84
                                                    ---------
                                                           84
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.2%
Hutchinson Technology*                    180               5
Maxtor*                                 5,670              52
Network Appliance*                      1,190              37
Seagate Technology                      5,200             136
                                                    ---------
                                                          230
--------------------------------------------------------------------------------
COMPUTERS-VOICE RECOGNITION -- 0.1%
Talx                                    2,750              86
                                                    ---------
                                                           86
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.3%
CSG Systems International*              2,500              57
Dun & Bradstreet*                         315              23
MoneyGram International                 4,375             116
NAVTEQ*                                 1,415              63
SEI Investments                           505              21
                                                    ---------
                                                          280
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.2%
Cognos*                                 1,540              59
NetIQ*                                  3,750              49
SPSS*                                   1,700              55
                                                    ---------
                                                          163
--------------------------------------------------------------------------------
E-COMMERCE/PRODUCTS -- 0.3%
Amazon.com*                             4,645             208
Submarino GDR 144A*                     1,900              89
                                                    ---------
                                                          297
--------------------------------------------------------------------------------
E-SERVICES/CONSULTING -- 0.2%
Digital Insight*                        2,200              79
Keynote Systems*                        7,250              92
                                                    ---------
                                                          171
--------------------------------------------------------------------------------


                                                      Market
Description                           Shares        Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 0.2%
Flextronics International*              1,085       $      11
Hon Hai Precision GDR 144A             13,125             177
NAM TAI Electronics GDR 144A            3,350              78
                                                    ---------
                                                          266
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 1.9%
Advanced Micro Devices*                 3,800             159
Broadcom, Cl A*                         6,330             432
DSP Group*                                370              11
Intel                                  11,125             237
International DisplayWorks*            15,600             101
International Rectifier*                  310              11
Intersil, Cl A                            375              11
MEMC Electronic Materials*              5,700             163
MIPS Technologies*                     10,500              96
Nvidia*                                 5,413             243
Omnivision Technologies*                2,190              55
QLogic*                                 3,550             141
Samsung Electronics GDR 144A*             840             322
Semtech*                                  480               9
Silicon Laboratories*                     530              26
                                                    ---------
                                                        2,017
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.0%
Cadence Design Systems*                   950              17
                                                    ---------
                                                           17
--------------------------------------------------------------------------------
ELECTRONIC FORMS -- 0.3%
Adobe Systems                           8,773             348
                                                    ---------
                                                          348
--------------------------------------------------------------------------------
ELECTRONIC SECURITY DEVICES -- 0.1%
American Science & Engineering*         1,500              96
                                                    ---------
                                                           96
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.7%
Informatica*                            6,165              91
MicroStrategy, Cl A*                       45               4
SAP ADR                                 8,460             435
SSA Global Technologies*                3,470              60
Sybase*                                 5,100             110
                                                    ---------
                                                          700
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 0.1%
WebEx Communications*                   4,100             100
                                                    ---------
                                                          100
--------------------------------------------------------------------------------
INTERNET CONNECTIVE SERVICES -- 0.1%
NDS ADR                                 2,800             121
                                                    ---------
                                                          121
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.0%
Avocent*                                1,025              34
                                                    ---------
                                                           34
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.2%
Radware*                                8,300             162
                                                    ---------
                                                          162
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
INTERNET SECURITY -- 0.1%
RSA Security*                           3,000       $      46
Symantec*                               1,016              19
                                                    ---------
                                                           65
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.1%
Adaptec*                                8,900              49
Foundry Networks*                       4,995              75
                                                    ---------
                                                          124
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 0.0%
Xerox*                                  1,420              20
                                                    ---------
                                                           20
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.4%
Emulex*                                   600              11
Marvell Technology Group*               3,060             209
Maxim Integrated Products                 460              19
Standard Microsystems*                    630              22
Taiwan Semiconductor Manufacturing ADR  8,510              92
United Microelectronics ADR            23,823              78
                                                    ---------
                                                          431
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.1%
Cabot Microelectronics*                 2,850              95
                                                    ---------
                                                           95
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.1%
Borland Software*                      13,290              86
                                                    ---------
                                                           86
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.2%
Comtech Telecommunications*             3,050              97
Comverse Technology*                    2,340              64
Nice Systems ADR*                       1,000              53
Scientific-Atlanta                        750              32
Tellabs*                                  600               8
                                                    ---------
                                                          254
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.4%
AFK Sistema GDR 144A                    2,300              54
Amdocs*                                 8,550             275
Iowa Telecommunications Services*       5,640              95
                                                    ---------
                                                          424
--------------------------------------------------------------------------------
TRANSACTIONAL SOFTWARE -- 0.1%
Transaction Systems Architects*         2,600              86
                                                    ---------
                                                           86
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 0.7%
Google, Cl A*                             970             420
Sina*                                   3,000              70
Yahoo!*                                 6,180             212
                                                    ---------
                                                          702
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.8%
American Tower, Cl A*                   8,940             277
Motorola                                4,019              91
Nokia ADR                              11,488             211
Qualcomm                                5,910             284
                                                    ---------
                                                          863
                                                    ---------
TOTAL TECHNOLOGY (COST $8,778)                         10,360
--------------------------------------------------------------------------------





                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.4%
AIRLINES -- 0.0%
Mesa Air Group*                           400       $       5
Southwest Airlines                      2,385              39
                                                    ---------
                                                           44
--------------------------------------------------------------------------------
TRANSPORT-MARINE -- 0.2%
General Maritime                        2,600              98
Kirby*                                  1,250              70
                                                    ---------
                                                          168
--------------------------------------------------------------------------------
TRANSPORT-RAIL -- 0.6%
Burlington Northern Santa Fe            1,995             160
Canadian Pacific Railway                3,800             183
CSX                                     2,743             147
Norfolk Southern                        1,645              82
                                                    ---------
                                                          572
--------------------------------------------------------------------------------
TRANSPORT-SERVICES -- 0.3%
FedEx                                   1,444             146
Offshore Logistics*                     2,600              93
Ryder System                            1,420              64
UTI Worldwide                             560              59
                                                    ---------
                                                          362
--------------------------------------------------------------------------------
TRANSPORT-TRUCK -- 0.3%
Celadon Group*                          2,150              66
JB Hunt Transport Services              8,900             212
                                                    ---------
                                                          278
                                                    ---------
TOTAL TRANSPORTATION (COST $1,214)                      1,424
                                                    ---------
--------------------------------------------------------------------------------
UTILITIES -- 1.3%
ELECTRIC-GENERATION -- 0.1%
AES*                                    4,921              84
                                                    ---------
                                                           84
--------------------------------------------------------------------------------
ELECTRIC-INTEGRATED -- 0.8%
Alliant Energy                            335              10
American Electric Power                 2,875             107
Duke Energy                             4,759             135
El Paso Electric*                       3,000              61
Entergy                                 2,551             177
OGE Energy                              6,300             171
Pike Electric*                          2,430              44
Public Service Enterprise Group           467              33
TXU                                     1,482              75
                                                    ---------
                                                          813
--------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES -- 0.1%
Headwaters*                             1,600              55
                                                    ---------
                                                           55
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.2%
Energen                                 6,100             238
                                                    ---------
                                                          238
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.0%
Reliant Energy*                         2,640              27
                                                    ---------
                                                           27
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
Delta Electronics GDR                   9,700       $     101
                                                    ---------
                                                          101
                                                    ---------
TOTAL UTILITIES (COST $1,244)                           1,318
                                                    ---------
TOTAL COMMON STOCK (COST $56,131)                      62,449
                                                    ---------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 17.0%
AUSTRALIA -- 1.6%
Babcock & Brown                         2,679              37
BHP Billiton                            3,867              76
Caltex Australia                        3,658              54
Insurance Australia Group              24,169             102
Leighton Holdings                       8,754             134
Qantas Airways                         37,995             119
Rinker Group                           37,176             472
Santos                                 54,512             542
Westpac Banking                         9,315             164
                                                    ---------
TOTAL AUSTRALIA                                         1,700
                                                    ---------
--------------------------------------------------------------------------------
AUSTRIA -- 0.2%
Andritz                                   200              23
Voestalpine                             1,127             133
                                                    ---------
TOTAL AUSTRIA                                             156
                                                    ---------
--------------------------------------------------------------------------------
BELGIUM -- 0.7%
Belgacom                                  200               6
Colruyt                                   113              16
Dexia                                  17,479             430
Fortis                                  6,700             234
KBC Groep                                 700              70
                                                    ---------
TOTAL BELGIUM                                             756
                                                    ---------
--------------------------------------------------------------------------------
CANADA -- 0.5%
Canadian Natural Resources                800              50
EnCana                                  1,800              90
Husky Energy                              500              31
Imperial Oil                            1,400             147
Penn West Energy Trust                    900              33
Teck Cominco, Cl B                        100               6
Telus                                   5,200             205
                                                    ---------
TOTAL CANADA                                              562
                                                    ---------
--------------------------------------------------------------------------------
CHINA -- 0.1%
China Life Insurance*                  21,000              21
Wumart Stores                          17,000              37
Zijin Mining Group                     40,000              23
                                                    ---------
TOTAL CHINA                                                81
                                                    ---------
--------------------------------------------------------------------------------
DENMARK -- 0.1%
Dampskibsselskabet Torm                   250              13
Jyske Bank*                             1,500              75
                                                    ---------
TOTAL DENMARK                                              88
                                                    ---------
--------------------------------------------------------------------------------
FINLAND -- 0.3%
Rautaruukki*                              600              18
Sampo, Cl A*                           15,800             308
                                                    ---------
TOTAL FINLAND                                             326
--------------------------------------------------------------------------------



                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
FRANCE -- 1.0%
Assurances Generales de France*           200       $      21
AXA                                     1,000              34
BNP Paribas                             6,296             561
Credit Agricole                         3,048             107
France Telecom*                           650              15
PagesJaunes Groupe*                       350               9
Societe Generale*                       1,630             215
Total                                     265              73
Ubisoft Entertainment*                    300              13
                                                    ---------
TOTAL FRANCE                                            1,048
                                                    ---------
--------------------------------------------------------------------------------
GERMANY -- 1.5%
Adidas-Salomon                             65              14
Allianz                                 2,771             447
BASF                                      110               9
Beiersdorf                                635              81
Commerzbank                               545              18
Deutsche Boerse                         1,854             234
Deutsche Lufthansa                     31,327             496
Freenet.de                                194               6
MAN                                     3,270             188
Mobilcom                                2,472              64
Schering                                  418              29
Solarworld Ag                              55              12
                                                    ---------
TOTAL GERMANY                                           1,598
                                                    ---------
--------------------------------------------------------------------------------
GREECE -- 0.0%
Intracom                                  990               8
                                                    ---------
TOTAL GREECE                                                8
                                                    ---------
--------------------------------------------------------------------------------
HONG KONG -- 0.2%
ASM Pacific Technology                  7,000              40
Orient Overseas International           9,000              30
Solomon Systech                        98,000              46
Television Broadcasts                   6,000              32
Vtech Holdings                          5,000              18
                                                    ---------
TOTAL HONG KONG                                           166
                                                    ---------
--------------------------------------------------------------------------------
ITALY -- 0.5%
Banca Intesa                            2,671              15
Capitalia                                 716               5
ENI                                    15,087             457
                                                    ---------
TOTAL ITALY                                               477
                                                    ---------
--------------------------------------------------------------------------------
JAPAN -- 3.8%
Abilit Corp                               600               9
Advantest                               1,100             135
Aisin Seiki                            12,400             458
Bosch                                   4,000              20
Denso                                     900              32
Fujitsu Frontech                        5,600              60
Haseko*                                 5,500              21
Japan Tobacco                               1              16
JFE Shoji Holdings*                     3,000              17
Kawasaki Kisen Kaisha                      75               1
KDDI                                       65             343
Keihin                                    700              18
Marubeni                               57,000             304
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
JAPAN -- CONTINUED
Mitsubishi                             11,800       $     275
Mitsui OSK Lines                          600               5
Mizuho Financial Group                     50             408
Nippon Steel                           22,400              83
Nippon Telegraph & Telephone               10              46
Nippon Yusen KK                        50,000             369
Santen Pharmaceutical                   1,535              40
Sony                                    9,000             437
Square Enix                               200               5
Suzuki Motor                           12,800             261
Teijin                                 27,000             184
Yamaha Motor                           17,400             446
                                                    ---------
TOTAL JAPAN                                             3,993
                                                    ---------
--------------------------------------------------------------------------------
MEXICO -- 0.0%
Sare Holding Sa De Cv - Cl B*          35,000              44
                                                    ---------
TOTAL MEXICO                                               44
                                                    ---------
--------------------------------------------------------------------------------
NETHERLANDS -- 1.4%
ABN AMRO Holding                       12,844             356
Aegon                                  17,682             285
ING Groep                              17,735             633
Nutreco Holding                           117               6
Royal Dutch Shell, Cl A                 3,672             126
Unilever*                                 228              16
                                                    ---------
TOTAL NETHERLANDS                                       1,422
                                                    ---------
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.2%
Fletcher Building                      43,888             227
                                                    ---------
TOTAL NEW ZEALAND                                         227
                                                    ---------
--------------------------------------------------------------------------------
NORWAY -- 0.2%
Statoil ASA                             7,500             207
                                                    ---------
TOTAL NORWAY                                              207
                                                    ---------
--------------------------------------------------------------------------------
PORTUGAL -- 0.0%
Banco Comercial Portugues               9,600              28
                                                    ---------
TOTAL PORTUGAL                                             28
                                                    ---------
--------------------------------------------------------------------------------
SINGAPORE -- 0.1%
Singapore Telecommunications           68,000             107
                                                    ---------
TOTAL SINGAPORE                                           107
                                                    ---------
--------------------------------------------------------------------------------
SOUTH AFRICA -- 0.3%
Lewis Group                             7,800              69
Network Healthcare Holdings*           78,000             105
Standard Bank Group                     6,000              81
                                                    ---------
TOTAL SOUTH AFRICA                                        255
                                                    ---------
--------------------------------------------------------------------------------
SPAIN -- 0.5%
Banco Santander Central Hispano        31,107             446
Gestevision Telecinco                     800              20
Obrascon Huarte Lain*                     900              16
                                                    ---------
TOTAL SPAIN                                               482
                                                    ---------
--------------------------------------------------------------------------------
SWEDEN -- 0.4%
JM AB, Cl B                               700              36
Nordea Bank                            32,500             350
                                                    ---------
TOTAL SWEDEN                                              386
                                                    ---------
--------------------------------------------------------------------------------


                                    Shares/Face       Market
Description                        Amount (000)     Value (000)
--------------------------------------------------------------------------------
SWITZERLAND -- 0.4%
Compagnie Financiere Richemont*           277       $      13
Credit Suisse                             440              26
Geberit*                                   10               9
Swiss Life Holding*                        80              14
Xstrata                                 2,500              70
Zurich Financial Service                1,391             305
                                                    ---------
TOTAL SWITZERLAND                                         437
                                                    ---------
--------------------------------------------------------------------------------
UNITED KINGDOM -- 3.0%
Alliance Unichem                        4,800              72
Antofagasta                            13,982             506
Ashtead                                22,619              78
AstraZeneca                             4,916             238
Aviva                                   1,000              13
Barclays                                3,200              34
BHP Billiton                           14,037             261
BP 500                                      6
British Airways*                        5,100              30
British American Tobacco                2,448              55
Diageo                                    664              10
Gallaher Group                          8,875             137
Group 4 Securicor*                      6,498              19
Halfords Group*                         1,900              11
HBOS                                    8,670             152
Hikma Pharmaceuticals*                 12,500              98
HSBC Holdings                             300               5
International Power                    17,000              82
Kelda Group                             1,400              19
Marks & Spencer Group                  22,764             197
National Express Group                  5,800              90
Neteller*                              10,959             153
Next                                      466              14
Photo-me International*                 6,000              10
Reckitt Benckiser                         582              19
Rio Tinto                                 500              26
Royal Dutch Shell, Cl B                 3,447             124
SABMiller                                 380               8
Scottish & Southern Energy              3,100              59
Sheffield Insulation*                   1,600              23
Shire Plc                                 188               3
Smiths Group                           14,777             261
Standard Chartered                     12,714             316
Unilever                                  766               8
Vodafone Group                          2,741               6
                                                    ---------
TOTAL UNITED KINGDOM                                    3,143
                                                    ---------
TOTAL FOREIGN COMMON STOCK (COST $15,251)              17,697
                                                    ---------
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 0.3%
GERMANY -- 0.3%
Porsche                                   408             315
                                                    ---------
                                                          315
                                                    ---------
TOTAL FOREIGN PREFERRED STOCK (COST $309)                 315
                                                    ---------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 6.1%
United States Treasury Bond
   7.500%, 11/15/16                     $  65              81
   5.375%, 02/15/31                       565             622
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                        Face          Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- CONTINUED
United States Treasury Notes
   4.500%, 11/15/15                   $   325       $     324
   4.250%, 10/15/10                       100              99
   4.125%, 05/15/15                     1,115           1,080
   3.875%, 07/31/07                       155             153
   3.875%, 07/15/10                     1,505           1,467
   3.875%, 09/15/10                     1,500           1,461
   3.375%, 02/15/08                       590             577
   3.375%, 09/15/09                       200             193
   2.875%, 11/30/06                       350             345
                                                    ---------
TOTAL U.S. TREASURY OBLIGATIONS (COST $6,460)           6,402
                                                    ---------
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS -- 6.4%
Federal Home Loan Mortgage Corporation
   6.500%, 04/01/35                         8               8
   6.000%, 08/01/29                        12              12
   6.000%, 08/01/34                        52              53
   6.000%, 10/01/34                        33              33
   5.875%, 03/21/11                        55              57
   5.500%, 09/01/17                        16              16
   5.500%, 09/01/19                        58              58
   5.500%, 08/01/20                       330             332
   5.500%, 10/01/34                        25              25
   5.500%, 01/01/35                        45              45
   5.500%, 02/01/35                        79              78
   5.500%, 03/01/35                        89              88
   5.500%, 06/01/35                       292             289
   5.000%, 05/01/20                       577             570
   5.000%, 07/01/20                       308             304
   4.400%, 07/28/08                       150             148
Federal National Mortgage Association
   6.500%, 03/01/35                       174             179
   6.500%, 12/01/35                       493             504
   6.000%, 09/01/34                       377             380
   6.000%, 12/01/34                        56              57
   6.000%, 08/01/35                       330             334
   6.000%, 12/01/35                       351             355
   5.500%, 03/01/20                        41              41
   5.500%, 07/01/33                       801             792
   5.500%, 12/01/33                       128             127
   5.500%, 09/01/34                       255             252
   5.500%, 03/01/35                       111             110
   5.500%, 06/01/35                       210             208
   5.500%, 09/01/35                       189             187
   5.125%, 01/02/14                        55              55
   5.000%, 10/01/19                        52              52
   5.000%, 09/01/20                         5               5
   4.500%, 08/04/08                       935             927
                                                    ---------
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
OBLIGATIONS (COST $6,749)                               6,681
                                                    ---------
--------------------------------------------------------------------------------
CORPORATE BONDS -- 3.5%
America Movil
   6.375%, 03/01/35                        45              43
American General Finance, Ser G MTN
   5.375%, 09/01/09                        95              95
Ameriprise Financial
   5.350%, 11/15/10                        55              55
Amgen
   4.000%, 11/18/09                        55              53
--------------------------------------------------------------------------------
                                        Face          Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
AT&T Wireless Services
   8.750%, 03/01/31                   $    40      $       52
Bank One
   5.900%, 11/15/11                        95              98
BP Amoco
   8.500%, 04/01/12                        50              59
Capital One Financial
   4.800%, 02/21/12                        60              58
Carnival
   3.750%, 11/15/07                       110             108
Caterpillar Financial Services
   5.050%, 12/01/10                        50              50
Chubb
   4.934%, 11/16/07                       140             140
Citigroup
   2.400%, 10/31/25                     5,000              43
Columbus Southern Power, Ser C
   5.500%, 03/01/13                        30              30
Comcast
   7.625%, 02/15/08                        20              21
   5.300%, 01/15/14                        65              63
Consolidated Natural Gas
   6.875%, 10/15/26                        85              94
Countrywide Home Loan MTN
   4.125%, 09/15/09                        60              58
DaimlerChrysler
   4.750%, 01/15/08                        25              25
Deutsche Telekom
   8.500%, 06/15/10                        60              67
ERP Operating
   5.125%, 03/15/16                        50              49
FedEx
   9.650%, 06/15/12                        40              49
Florida Power & Light
   5.650%, 02/01/37                        35              35
General Electric Capital, Ser A MTN
   6.875%, 11/15/10                        45              48
   4.375%, 03/03/12                        75              72
Georgia Power, Ser J
   4.875%, 07/15/07                        50              50
Hewlett-Packard
   5.750%, 12/15/06                        75              76
HSBC Finance
   4.750%, 04/15/10                        75              74
John Deere Capital
   4.375%, 03/14/08                        55              54
John Deere Capital, Ser D MTN
   4.400%, 07/15/09                        35              34
Lockheed Martin
   7.200%, 05/01/36                        70              84
Marathon Oil
   5.375%, 06/01/07                        50              50
Merrill Lynch, Ser C MTN
   4.250%, 02/08/10                        95              92
Metlife
   5.000%, 06/15/15                        65              64
Midamerican Energy Holdings
   5.875%, 10/01/12                        70              72
   3.500%, 05/15/08                        45              43
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                         Face         Market
Description                          Amount (000)   Value (000)
--------------------------------------------------------------------------------
CORPORATE BONDS -- CONTINUED
Motorola
   8.000%, 11/01/11                    $   80       $      91
Nextel Communications, Ser C,
   Callable: 10/31/11 @ 100
   6.875%, 10/31/13                        85              89
Pemex Project
   8.500%, 02/15/08                        35              37
PNC Funding
   4.200%, 03/10/08                       105             103
Prologis Trust
   7.100%, 04/15/08                        60              63
Prudential Financial MTN
   3.750%, 05/01/08                        25              24
Prudential Financial, Ser B MTN
   5.100%, 09/20/14                        55              54
PSE&G Power
   6.950%, 06/01/12                       105             113
SBC Communications
   5.100%, 09/15/14                        60              58
Schering-Plough
   6.750%, 12/01/33                        55              61
SLM
   4.000%, 01/15/10                        80              77
SLM, Ser A MTN
   4.500%, 07/26/10                        65              63
Southern Company Capital
   Funding, Ser A
   5.300%, 02/01/07                        50              50
Telecom Italia Capital
   4.000%, 11/15/08                        65              63
Univision Communications
   3.875%, 10/15/08                        60              58
Verizon Global
   4.000%, 01/15/08                        50              49
Verizon Wireless Capital
   5.375%, 12/15/06                        85              85
Washington Mutual Financial
   6.875%, 05/15/11                        80              86
Wellpoint
   5.000%, 12/15/14                        70              68
   3.750%, 12/14/07                        30              29
Weyerhaeuser
   5.950%, 11/01/08                        35              36
Wyeth
   5.500%, 02/01/14                        60              60
Xcel Energy
   7.000%, 12/01/10                        85              91
                                                    ---------
TOTAL CORPORATE BONDS (COST $3,729)                     3,666
                                                    ---------
--------------------------------------------------------------------------------
FOREIGN BONDS -- 0.5%
Australian Government (AUD)
   5.750%, 06/15/11                       110              85
Canada (CAD)
   5.250%, 06/01/13                        86              81
Denmark (DKK)
   5.000%, 11/15/13                       404              73
Deutschland (EUR)
   3.750%, 07/04/13                        61              76
Netherlands Government (EUR)
   4.250%, 07/15/13                        60              77
--------------------------------------------------------------------------------

                                         Face         Market
Description                          Amount (000)   Value (000)
--------------------------------------------------------------------------------
FOREIGN BONDS -- CONTINUED
Norwegian Government (NOK)
   6.500%, 05/15/13                      $414       $      73
United Kingdom Gilt (GBP)
   4.250%, 03/07/36                        15              29
                                                    ---------
TOTAL FOREIGN BONDS (COST $498)                           494
                                                    ---------
--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES -- 0.2%
HOME EQUITY LOANS -- 0.2%
Citigroup Commercial Mortgage,
   Ser 2004-C2, Cl A3
   4.380%, 10/15/41                        60              58
JP Morgan Chase CMO,
   Ser 2005-lDP1, Cl A2
   4.625%, 03/15/46                       108             106
JP Morgan Chase Commercial Mortgage,
   Ser 2004-CBX, Cl A4
   4.529%, 01/12/37                        25              24
Residential Asset Mortgage Program,
   Ser 2004-RS12, Cl AI2
   3.767%, 02/25/27                        10              10
                                                    ---------
                                                          198
--------------------------------------------------------------------------------
INFRASTRUCTURE -- 0.0%
TXU, Ser 2004-1  Cl A2
   4.810%, 11/17/14                        50              49
                                                    ---------
TOTAL ASSET-BACKED SECURITIES (COST $252)                 247
                                                    ---------
--------------------------------------------------------------------------------
MORTGAGE RELATED -- 0.8%
Banc of America CMO,
   Ser 2003-2, Cl A2
   4.342%, 03/11/41                        20              20
Banc Of America Mortgage CMO,
   Ser 2004-8, Cl 3a1
   5.250%, 10/25/19                        18              17
Bear Stearns ARM CMO,
   Ser 2005-11, Cl 2a1
   4.758%, 12/25/35                       119             117
Bear Stearns Commercial Mortgage,
   Ser 2005-t20, Cl A2
   5.127%, 10/12/42                        50              50
Chase Mortgage Finance CMO,
   Ser 2004-s1, Cl A3
   5.500%, 02/25/19                        16              16
Countrywide Alternative Loan Trust,
   Ser 2005-53-t2, Cl 2a1
   6.000%, 11/25/35                       192             192
Countrywide Home Loans CMO,
   Ser 2004-18, Cl A1
   6.000%, 10/25/34                        74              74
Countrywide Home Loans CMO,
   Ser 2005-hyb8, Cl 2a1
   5.414%, 12/20/35                       122             122
FPL Group Capital
   5.551%, 02/16/08                        75              76
Prime Mortgage Trust CMO,
   Ser 2005-2, Cl 1a3
   5.250%, 07/25/20                       147             146
                                                    ---------
TOTAL MORTGAGE RELATED (COST $836)                        830
                                                    ---------
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                     Shares/Face      Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
WARRANTS -- 0.1%
Motech Industries 144A, 10/02/08            6       $     105
                                                    ---------
TOTAL WARRANTS (COST $82)                                 105
                                                    ---------
--------------------------------------------------------------------------------

REPURCHASE AGREEMENT -- 5.2%
Deutsche Bank
   4.450%, dated 01/31/06, to be repurchased
   on 02/01/06, repurchase price $5,428,951
   (collateralized by a U.S. Government
   obligation, par value $5,485,000,
   4.250%, 03/15/07; total market
   value $5,540,477) (A)               $5,428           5,428
                                                    ---------
TOTAL REPURCHASE AGREEMENT (COST $5,428)                5,428
                                                    ---------
TOTAL INVESTMENTS -- 100.0% (COST $95,725)            104,314
                                                    ---------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.0%
Receivable for Capital Shares Redeemed                  1,658
Payable for Investment Advisory Fees                      (32)
Payable for Administration Fees                           (10)
Payable for Distribution Fees                             (57)
Payable for Investment Securities Purchased            (2,268)
Other Assets and Liabilities, Net                         672
                                                    ---------
TOTAL OTHER ASSETS AND LIABILITIES                        (37)
                                                    ---------
NET ASSETS -- 100.0%                                $ 104,277
                                                    ---------
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital ($0.001 par value)                  $  95,180
Distributions in Excess of Net Investment Income          (47)
Accumulated net realized gain on investments              531
Unrealized appreciation on investments                  8,589
Unrealized appreciation on forward
   foreign currency contracts and translation of
   other assets and liabilities denominated in
   foreign currency                                        24
                                                    ---------
NET ASSETS                                          $ 104,277
                                                    =========
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($33,497,404 / 2,765,677 SHARES)                    $12.11
                                                       ======
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($12.11/94.25%)                                     $12.85
                                                       ======
 NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($63,709,445 / 5,292,323 SHARES)                    $12.04
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Z
   ($1,047 / 86 SHARES)                                $12.15
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($7,069,517 / 582,109 SHARES)                       $12.14
                                                       ======


Description
--------------------------------------------------------------------------------

*  Non-income producing security.

+ Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's prospectus.

144A -- Security sold within the terms of a private placement memorandum, which is exempt from registration under Section 3a-4 or 4(2) of the Securities Act of 1933, as amended or Rule 144A thereunder and may be sold only to dealers in that program or other accredited investors. On January 31, 2006, the value of these securities amounted to $176(000), representing 0.2% of the net assets of the Fund.

(A)  -- Tri-party repurchase agreement
ADR  -- American Depositary Receipt
ARM  -- Adjustable Rate Mortgage
Cl   -- Class
CMO  -- Collateralized Mortgage Obligation
GDR  -- Global Depositary Receipt
HMO  -- Health Maintenance Organization
ISP  -- Internet Service Provider
LLC  -- Limited Liability Company
MTN  -- Medium-Term Note
PLC  -- Public Limited Liability Company
REITs -- Real Estate Investment Trusts
S&L  -- Savings and Loan
Ser  -- Series
Cost figures are shown with "000's" omitted.

As of January 31, 2006, the Fund had the following forward foreign currency contracts outstanding:
                                                          UNREALIZED
MATURITY     CURRENCY         CURRENCY     CONTRACT     APPRECIATION/
  DATE      TO DELIVER       TO RECEIVE     VALUE       (DEPRECIATION)
 --------  -------------   -------------- -----------   ------------
04/12/06   USD    43,000   AUD     43,441  $  43,000     $     441
04/12/06   EUR    17,748   CAD     18,254     18,075           179
04/12/06   USD    58,000   CAD     58,426     58,000           426
04/12/06   USD    96,826   DKK     97,798     96,826           972
04/12/06   AUD    43,926   EUR     44,800     45,343          (543)
04/12/06   NOK    67,136   EUR     68,914     68,711           203
04/12/06   DKK     1,563   EUR      1,604      1,603             1
04/12/06   USD 1,738,479   EUR  1,774,736  1,738,479        36,257
04/12/06   USD    95,916   GBP     96,656     95,916           740
04/12/06   EUR    18,653   GBP     18,857     19,026          (169)
04/12/06   EUR   407,653   JPY    404,090    416,225       (12,135)
04/12/06   USD   598,609   JPY    597,549    598,609        (1,060)
04/12/06   NOK    61,202   USD     61,822     61,202           620
04/12/06   EUR    54,315   SEK     56,880     55,629         1,251
04/12/06   SEK   352,814   USD     44,945     46,716        (1,772)
04/12/06   AUD       410   USD        303        311            (8)
04/12/06   EUR   189,527   USD    230,000    231,223        (1,223)
                                                         ---------
TOTAL                                                    $  24,180
                                                         =========

AUD   -- Australian Dollar
CAD   -- Canadian Dollar
DKK   -- Danish Krone
EUR   -- Euro
GBP   -- British Pound
JPY   -- Japanese Yen
NOK   -- Norwegian Krone
SEK   -- Swedish Krona
USD   -- U.S. Dollar

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Q.  HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

A. For the six-month period ended January 31, 2006, the Old Mutual Asset Allocation Growth Portfolio significantly outperformed the S&P 1500 Index. The Fund's Class A shares gained 10.27% at net asset value for the six-month period, while the S&P 1500 Index returned 5.18%. Performance for all share classes can be found on the following page.

Q.  WHAT INVESTMENT ENVIRONMENT DID THE FUND FACE DURING THE PAST SIX MONTHS?

A. Skyrocketing oil prices, rising interest rates, worrisome federal deficits, two major hurricanes, a yield curve nearing inversion and economic uncertainty were all tough headwinds for stocks to overcome during the six-month period ended January 31, 2006. Tempered oil prices and an improved outlook regarding the economic toll of Hurricane Katrina toward the end of the period were able to lift investors' spirits and contributed to generally positive results in the equity markets.

Q.  WHICH MARKET FACTORS INFLUENCED THE FUND'S RELATIVE PERFORMANCE?

A. Rising energy prices, increasing inflationary pressures and devastating hurricanes that hit the Gulf Coast all threatened to decelerate the U.S. economy. U.S. economic conditions generally remained positive, however, despite this series of events. U.S. equity markets began to gain momentum toward the end of October and continued this trend through January. Evidence of falling bond yields between mid-November and mid-January would have encouraged investors, but towards the end of January, bond yields started to rise again. After three months of underperformance, energy stocks outperformed once more in January, responding to a new upward move in the price of oil. Materials and industrials were relatively strong, but with high oil prices, consumer stocks were weak.

    Against a backdrop of record-high energy prices, inflationary pressures and other concerns, global equity markets showed notable strength during the period and positively impacted the Fund's performance. The dollar strengthened overall against other major currencies.

Q.  HOW DID THE FUND'S COMPOSITION AFFECT PERFORMANCE?

A. The Fund's returns were aided by its targeted 100% allocation to equities. Strategic allocations among investment styles by Old Mutual Capital, Inc., the Fund's adviser, enabled the Fund to capture most of the advances in the stock market. The Fund's largest equity allocation--international stocks--was also its best performing mandate. The international equity sleeve, sub-advised by Acadian Asset Management, Inc., averaged a 20.4% weighting during the period and gained 21.4% for the six months ended January 31, 2006. This positive performance coupled with an outsized weighting accounted for more than a quarter of the Fund's overall return. Top contributing stocks included: Mizuho Financial Group, a Japanese company engaged in the operation of banks and securities companies, gained 81.3%; Mitsubishi, a Japan-based company that operates in the information technology, media, communication, finance, consumer, logistics and health care sectors, gained 64.3%; and Antofagasta, a Chilean copper mining company headquartered in London, returned 54.4%.

    Also boosting performance were solid contributions from domestic equity managers, most notably the Provident Investment Counsel ("PIC") growth-style mandates, and the Thompson, Siegel & Walmsley value-style mandates. PIC's mid-cap growth mandate gained 14.4% for the period and its large-cap growth mandate returned 9.2%. Notable performers included Google, the giant information retrieval systems company, gaining 50.3%; Broadcom, a manufacturer of semiconductors for wired and wireless communications, returning 59.5%; and Apple Computer, a designer, manufacturer, and marketer of personal computers and related software, which gained 77.0% for the period.

    Holdings that detracted from the Fund's performance included in-home rental and retail movie and game entertainment provider, Blockbuster; computer, communications and electronic applications provider, American Power Conversion; and insurance company, PXRE Group.

    Overall, the financial, energy, and information technology sectors contributed more than half of the Fund's performance during the period. The consumer discretionary sector was a drag on returns. Stocks that detracted from performance included: Blockbuster, a provider of in-home rental and retail movie and game entertainment, and American Power Conversion, which designs, develops, manufactures and markets solutions for computer, communications and electronic applications worldwide. These stocks are still held by the Fund as the sub-advisors anticipate that they are still positioned for growth.

Q.  WHAT IS THE INVESTMENT OUTLOOK?

A. The Fund's diversified portfolio is positioned to participate in the potential gains of each asset class. The U.S. economy continued to exhibit steady growth despite the challenges it faced, buoyed by extraordinarily resilient consumers, a long-awaited increase in spending on the part of businesses and an improved employment outlook, which historically has benefited equities. There remain opportunities for growth in other areas of the world and the Adviser anticipates that the Fund's international equity allocation will remain instrumental in its investment goals. The Fund continues to be guided by its adherence to the principles of asset allocation and risk management.

                             PERFORMANCE HIGHLIGHTS

o For the six-month period ended January 31, 2006, the Fund significantly outperformed the S&P 1500 Index.

o The Fund's strategic allocation to international securities was the largest contributor to performance.

o Holdings in the consumer discretionary sector produced negative overall returns.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO (UNAUDITED)

                                      TOTAL RETURN AS OF JANUARY 31, 2006

---------------------------------------------------------------------------------------------------------------------------
                                                            Six Months          1 Year      Annualized Since Inception
---------------------------------------------------------------------------------------------------------------------------
  Class A with front-end load*                                  3.95%           12.49%                15.73%
---------------------------------------------------------------------------------------------------------------------------
  Class A without load*                                        10.27%           19.37%                20.99%
---------------------------------------------------------------------------------------------------------------------------
  Class C with deferred sales load*                             8.93%           17.61%                20.11%
---------------------------------------------------------------------------------------------------------------------------
  Class C without deferred sales load*                          9.93%           18.61%                20.11%
---------------------------------------------------------------------------------------------------------------------------
  Class Z                                                       N/A              N/A                   5.64% 1
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class*                                         10.43%           19.63%                21.29%
---------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index**                                               4.67%           10.38%                12.91%^
---------------------------------------------------------------------------------------------------------------------------
  S&P 1500 Index**                                              5.18%           11.72%                14.24%^
---------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Information about these performance results and the comparative indexes can be found on pages 2 and 3.

1  Not annualized, inception date 12/9/05.

*  Inception date 9/30/04.

** The Fund's performance will no longer be compared to the S&P 500 Index, as the S&P 1500 Index, which is invested in a broader range of securities, better reflects the Fund's investment strategy.

^  Index performance shown is from 9/30/04.

                                                      FUND PERFORMANCE

                                         [LINE CHART OMITTED PLOT POINTS FOLLOWS]

                    OM Asset Allocation   OM Asset Allocation    OM Asset Allocation
                    Growth Portfolio -      Growth Portfolio -     Growth Portfolio -
                          Class A                Class C          Institutional Class     S&P 500 Index           S&P 1500 Index
9/30/2004                    9425                  10000                 10000                10000                   10000
7/31/2005                   11019                  11515                 11711                11237                   11359
1/31/2006                   12150                  12768                 12933                11761                   11948

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The graph above compares an investment made in the Fund's Class A, C and Institutional shares on the inception date of 9/30/04 to an investment made in unmanaged securities indexes on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. Performance for the Fund's Class C shares assumes payment of a contingent deferred sales load, which is charged on investment held less than one year. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

ASSET CLASS WEIGHTINGS AS OF JANUARY 31, 2006

[PIE CHART OMITTED PLOT POINTS FOLLOWS]

Common Stock                 75%
Foreign Common Stock         20%
Repurchase Agreement          5%

% of Total Fund Investments


TOP TEN HOLDINGS AS OF JANUARY 31, 2006

UnitedHealth Group                                       1.1%
Johnson & Johnson                                        1.0%
Cognizant Technology Solutions, Cl A                     0.8%
SLM                                                      0.8%
Apple Computer                                           0.7%
St. Jude Medical                                         0.7%
Mitsubishi                                               0.7%
BNP Paribas                                              0.7%
WellPoint                                                0.6%
Advantest                                                0.6%
--------------------------------------------------------------------------------
Combined Top Ten Holdings as a %
of Total Fund Investments                                7.7%

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
OMMON STOCK -- 75.0%
BASIC MATERIALS -- 3.7%
AGRICULTURAL CHEMICALS -- 0.6%
Agrium                                  4,700  $          112
Monsanto                                2,770             235
                                               --------------
                                                          347
                                               --------------
--------------------------------------------------------------------------------
CHEMICALS-DIVERSIFIED -- 0.5%
Dow Chemical                            1,410              60
Georgia Gulf                            1,100              37
Lyondell Chemical                       1,818              44
Nova Chemicals                          1,850              64
Olin                                    4,795              98
                                               --------------
                                                          303
--------------------------------------------------------------------------------
CHEMICALS-PLASTICS -- 0.0%
Spartech                                  260               6
                                               --------------
                                                            6
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.1%
Eastman Chemical                          125               6
Hercules*                               2,340              27
                                               --------------
                                                           33
--------------------------------------------------------------------------------
DIVERSIFIED MINERALS -- 0.1%
Cia Vale do Rio Doce ADR                  700              36
                                               --------------
                                                           36
--------------------------------------------------------------------------------
FORESTRY -- 0.1%
Plum Creek Timber                       2,200              81
                                               --------------
                                                           81
--------------------------------------------------------------------------------
GOLD MINING -- 0.4%
AngloGold Ashanti ADR                   1,800             110
Goldcorp                                2,900              79
Royal Gold                              1,400              55
                                               --------------
                                                          244
--------------------------------------------------------------------------------
INDUSTRIAL GASES -- 0.4%
Air Products & Chemicals                  280              18
Airgas                                  2,350              91
Praxair                                 2,640             139
                                               --------------
                                                          248
--------------------------------------------------------------------------------
METAL-COPPER -- 0.4%
Phelps Dodge                            1,224             196
                                               --------------
                                                          196
NON-FERROUS METALS -- 0.3%
Cameco                                  1,690             134
USEC                                      880              13
                                               --------------
                                                          147
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 0.3%
Bowater                                 1,100              30
Caraustar Industries*                   3,000              33
Neenah Paper                            2,145              63
Schweitzer-Mauduit International        1,250              33
Smurfit-Stone Container*                1,790              23
                                               --------------
                                                          182
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 0.5%
Evraz GDR 144A                          1,600  $           33
Evraz Group GDR 144A                    2,400              49
Nucor                                   1,450             122
Schnitzer Steel, Cl A                   1,850              62
                                               --------------
                                                          266
                                               --------------
TOTAL BASIC MATERIALS (COST $1,785)                     2,089
                                               --------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 9.2%
APPAREL MANUFACTURERS -- 0.5%
Carter's*                                 475              32
Polo Ralph Lauren                       3,920             222
                                               --------------
                                                          254
--------------------------------------------------------------------------------
BROADCAST SERVICES/PROGRAMMING -- 0.1%
Nexstar Broadcasting, Cl A*            13,540              56
                                               --------------
                                                           56
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 0.6%
DR Horton                               2,400              90
KB Home                                   999              76
Pulte Homes                             4,220             168
                                               --------------
                                                          334
--------------------------------------------------------------------------------
CABLE TV -- 0.3%
Comcast, Cl A*                          1,378              39
Mediacom Communications, Cl A*         25,675             154
                                               --------------
                                                          193
--------------------------------------------------------------------------------
CASINO HOTELS -- 0.1%
Harrah's Entertainment                  1,100              81
                                               --------------
                                                           81
--------------------------------------------------------------------------------
CASINO SERVICES -- 0.3%
Scientific Games, Cl A*                 4,650             149
                                               --------------
                                                          149
--------------------------------------------------------------------------------
CRUISE LINES -- 0.5%
Carnival                                5,483             284
Royal Caribbean Cruises                   621              25
                                               --------------
                                                          309
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 0.1%
CDW                                       285              16
Nuco2*                                    900              28
                                               --------------
                                                           44
--------------------------------------------------------------------------------
ENTERTAINMENT SOFTWARE -- 0.4%
Activision*                             8,592             123
THQ*                                    2,850              75
                                               --------------
                                                          198
--------------------------------------------------------------------------------
GAMBLING (NON-HOTEL) -- 0.1%
Isle of Capri Casinos*                  2,900              82
                                               --------------
                                                           82
--------------------------------------------------------------------------------
GOLF -- 0.0%
Callaway Golf                             930              14
                                               --------------
                                                           14
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
HOME FURNISHINGS -- 0.1%
Tempur-Pedic International*             5,880  $           69
                                               --------------
                                                           69
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 0.7%
Fairmont Hotels & Resorts                 410              18
Hilton Hotels                           2,612              65
Jameson Inns*                          30,325              75
Lodgian*                                3,420              44
Marriott International, Cl A              530              36
Orient Express Hotels, Cl A               869              28
Starwood Hotels & Resorts Worldwide     2,314             141
                                               --------------
                                                          407
--------------------------------------------------------------------------------
LEISURE & RECREATIONAL PRODUCTS -- 0.1%
Brunswick                                 861              32
                                               --------------
                                                           32
--------------------------------------------------------------------------------
MOTORCYCLE/MOTOR SCOOTER -- 0.0%
Harley-Davidson                           150               8
                                               --------------
                                                            8
--------------------------------------------------------------------------------
MULTIMEDIA -- 0.2%
Entravision Communications, Cl A*       7,350              52
Gemstar-TV Guide International*        15,100              50
                                               --------------
                                                          102
--------------------------------------------------------------------------------
PUBLISHING-BOOKS -- 0.1%
Scholastic*                             1,945              58
                                               --------------
                                                           58
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- 0.2%
Gannett                                 1,131              70
Journal Register*                       2,735              39
Tribune                                    90               2
                                               --------------
                                                          111
--------------------------------------------------------------------------------
PUBLISHING-PERIODICALS -- 0.1%
Reader's Digest                         4,440              71
                                               --------------
                                                           71
--------------------------------------------------------------------------------
RADIO -- 0.4%
Citadel Broadcasting                    1,560              19
Emmis Communications, Cl A*               790              14
Radio One, Cl A*                        1,965              22
Radio One, Cl D*                        8,260              91
Spanish Broadcasting System, Cl A*     10,275              58
Westwood One                              550               8
                                               --------------
                                                          212
--------------------------------------------------------------------------------
RESORTS/THEME PARKS -- 0.1%
Intrawest                               1,900              53
                                               --------------
                                                           53
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.8%
Charming Shoppes*                       4,300              52
Chico's FAS*                            5,230             228
Childrens Place Retail Stores*          1,800              79
JOS A Bank Clothiers*                   1,750              90
Urban Outfitters*                         560              15
                                               --------------
                                                          464
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 0.8%
Home Depot                              4,937  $          200
Lowe's                                  4,060             258
                                               --------------
                                                          458
--------------------------------------------------------------------------------
RETAIL-COMPUTER EQUIPMENT -- 0.1%
GameStop, Cl A*                           810              33
                                               --------------
                                                           33
--------------------------------------------------------------------------------
RETAIL-CONVENIENCE STORE -- 0.1%
Casey's General Stores                  2,000              51
                                               --------------
                                                           51
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.4%
Costco Wholesale                          185               9
Dollar General                          2,795              48
Target                                  2,760             151
                                               --------------
                                                          208
--------------------------------------------------------------------------------
RETAIL-DRUG STORE -- 0.4%
CVS                                     8,790             244
                                               --------------
                                                          244
--------------------------------------------------------------------------------
RETAIL-HYPERMARKETS -- 0.1%
Wal-Mart de Mexico ADR, Cl V              700              41
                                               --------------
                                                           41
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- 0.0%
Tiffany                                   335              13
                                               --------------
                                                           13
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 0.1%
Saks*                                   2,900              56
Sears Holdings*                            45               5
                                               --------------
                                                           61
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- 0.0%
OfficeMax                                 550              16
                                               --------------
                                                           16
--------------------------------------------------------------------------------
RETAIL-PAWN SHOPS -- 0.2%
Cash America International              1,950              52
Ezcorp, Cl A*                           2,350              48
                                               --------------
                                                          100
--------------------------------------------------------------------------------
RETAIL-PETROLEUM PRODUCTS -- 0.1%
World Fuel Services                     2,000              69
                                               --------------
                                                           69
--------------------------------------------------------------------------------
RETAIL-REGIONAL DEPARTMENT STORE -- 0.3%
Kohl's*                                 3,950             175
                                               --------------
                                                          175
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 0.2%
CBRL Group                                220              10
Darden Restaurants                      1,774              72
Outback Steakhouse                        520              24
PF Chang's China Bistro*                  280              14
Yum! Brands                               106               5
                                               --------------
                                                          125
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
RETAIL-VIDEO RENTAL -- 0.2%
Blockbuster, Cl A                      19,255  $           79
Movie Gallery                           2,700              15
                                               --------------
                                                           94
--------------------------------------------------------------------------------
TELEVISION -- 0.2%
Sinclair Broadcast Group, Cl A         13,305             106
                                               --------------
                                                          106
--------------------------------------------------------------------------------
TOYS -- 0.2%
Hasbro                                  1,645              35
Mattel                                  4,285              71
                                               --------------
                                                          106
                                               --------------
TOTAL CONSUMER CYCLICAL (COST $5,124)                   5,201
                                               --------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 2.7%
AGRICULTURAL OPERATIONS -- 0.6%
Archer-Daniels-Midland                  5,842             184
Delta & Pine Land                       2,660              63
Tejon Ranch*                            1,800              76
                                               --------------
                                                          323
--------------------------------------------------------------------------------
BREWERY -- 0.4%
Compania Cervecerias Unidas ADR*        1,200              30
Grupo Modelo ADR, Cl C                  1,900              70
Molson Coors Brewing, Cl B              1,100              69
Quilmes ADR*                            1,200              44
                                               --------------
                                                          213
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 0.3%
Fortune Brands                          1,616             121
Helen of Troy*                          3,200              62
                                               --------------
                                                          183
--------------------------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 0.2%
China Mengniu Dairy                    45,000              48
Dean Foods*                             2,600              99
                                               --------------
                                                          147
--------------------------------------------------------------------------------
FOOD-MEAT PRODUCTS -- 0.2%
Smithfield Foods*                       3,550              95
                                               --------------
                                                           95
--------------------------------------------------------------------------------
FOOD-MISCELLANEOUS/DIVERSIFIED -- 0.1%
ConAgra Foods                           3,205              66
                                               --------------
                                                           66
--------------------------------------------------------------------------------
FOOD-RETAIL -- 0.0%
Albertson's                               250               6
                                               --------------
                                                            6
--------------------------------------------------------------------------------
FOOD-WHOLESALE/DISTRIBUTION -- 0.1%
Nash Finch                              1,800              53
United Natural Foods*                     430              14
                                               --------------
                                                           67
--------------------------------------------------------------------------------
OFFICE SUPPLIES & FORMS -- 0.0%
Avery Dennison                            180              11
                                               --------------
                                                           11
--------------------------------------------------------------------------------

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
TOBACCO -- 0.8%
Altria Group                            2,544  $          184
Imperial Tobacco ADR                    2,611             155
UST                                     2,766             108
                                               --------------
                                                          447
                                               --------------
TOTAL CONSUMER NON-CYCLICAL (COST $1,491)               1,558
                                               --------------
--------------------------------------------------------------------------------
ENERGY -- 8.3%
COAL -- 0.2%
Arch Coal                                 100               9
Consol Energy                           1,050              76
Peabody Energy                            380              38
                                               --------------
                                                          123
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.0%
Mirant*                                   620              17
                                               --------------
                                                           17
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 1.3%
Diamond Offshore Drilling                 360              30
ENSCO International                       390              20
GlobalSantaFe                             220              13
Nabors*                                 3,740             304
Pride International*                    3,365             119
Rowan                                     460              21
Todco, Cl A*                              210               9
Transocean*                             2,940             239
                                               --------------
                                                          755
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.4%
Anadarko Petroleum                        481              52
Berry Petroleum, Cl A                   1,000              79
Burlington Resources                      143              13
Devon Energy                              589              40
Energy Partners*                          500              14
GMX Resources*                          1,300              63
Houston Exploration*                      800              50
Newfield Exploration*                   1,400              73
Pengrowth Energy, Cl A                  2,500              62
Penn Virginia                           1,250              82
Pogo Producing                             30               2
Southwestern Energy*                      360              15
Stone Energy*                             880              44
Unit*                                   1,100              66
XTO Energy                              2,770             136
                                               --------------
                                                          791
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 3.0%
Amerada Hess                              700             108
BP ADR                                  1,940             140
Chevron                                 1,501              89
China Petroleum & Chemical ADR          1,200              74
ConocoPhillips                          3,279             212
Exxon Mobil                             5,540             348
LUKOIL ADR                              1,300             100
Marathon Oil                            2,092             161
Occidental Petroleum                    2,267             222
PetroChina ADR                            300              30
Petroleo Brasileiro ADR                 1,100             104
Surgutneftegaz ADR                      1,100              75
                                               --------------
                                                        1,663
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.5%
Cooper Cameron*                         2,200  $          107
Grant Prideco*                            310              16
Gulf Island Fabrication                 1,300              36
Maverick Tube*                          1,500              72
National Oilwell Varco*                   570              43
                                               --------------
                                                          274
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.4%
Frontier Oil                            2,800             133
Giant Industries*                       1,400              98
                                               --------------
                                                          231
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 1.0%
BJ Services                             6,230             252
Cal Dive International*                 3,080             129
Core Laboratories*                      1,005              45
Tidewater                                 280              16
Universal Compression Holdings*         1,100              53
W-H Energy Services*                    1,405              68
Weatherford International*                 60               3
                                               --------------
                                                          566
--------------------------------------------------------------------------------
PIPELINES -- 0.5%
China Gas Holdings ADR*                   600              59
El Paso                                 2,025              27
National Fuel Gas                       2,550              84
Questar                                 1,050              86
Williams                                  640              15
                                               --------------
                                                          271
                                               --------------
TOTAL ENERGY (COST $3,733)                              4,691
                                               --------------
--------------------------------------------------------------------------------
FINANCIAL -- 17.1%
COMMERCIAL BANKS NON-US -- 0.4%
Kookmin Bank ADR*                       2,800             223
                                               --------------
                                                          223
--------------------------------------------------------------------------------
COMMERCIAL BANKS-CENTRAL US -- 0.2%
Texas Regional Bancshares, Cl A         1,100              34
Wintrust Financial                      1,050              56
                                               --------------
                                                           90
--------------------------------------------------------------------------------
COMMERCIAL BANKS-EASTERN US -- 0.1%
Commerce Bancorp                          335              11
Signature Bank*                           865              26
                                               --------------
                                                           37
--------------------------------------------------------------------------------
COMMERCIAL BANKS-SOUTHERN US -- 0.2%
Colonial BancGroup                      4,300             107
                                               --------------
                                                          107
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 0.3%
CVB Financial                           3,021              50
Hanmi Financial                         2,500              47
SVB Financial Group*                      500              25
UCBH Holdings                           3,100              54
                                               --------------
                                                          176
--------------------------------------------------------------------------------

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
FIDUCIARY BANKS -- 0.1%
Northern Trust                          1,400  $           73
                                               --------------
                                                           73
                                               --------------
FINANCE-COMMERCIAL -- 0.1%
CIT Group                                 584              31
                                               --------------
                                                           31
--------------------------------------------------------------------------------
FINANCE-CONSUMER LOANS -- 1.4%
Asta Funding                            1,700              52
Collegiate Funding Services LLC*        6,695             133
First Marblehead                        3,110             101
Portfolio Recovery Associates*            865              43
SLM                                     7,700             431
World Acceptance*                       1,700              48
                                               --------------
                                                          808
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 0.1%
Capital One Financial                     724              60
                                               --------------
                                                           60
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 1.0%
Citigroup                               3,164             147
Goldman Sachs Group                     1,580             223
Greenhill                                 130               8
Merrill Lynch                           2,319             174
                                               --------------
                                                          552
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.2%
Countrywide Financial                   3,008             101
                                               --------------
                                                          101
--------------------------------------------------------------------------------
FINANCE-OTHER SERVICES -- 0.2%
Asset Acceptance Capital*               2,385              58
Cbot Holdings, Cl A*                      250              27
MarketAxess Holdings*                   3,115              40
                                               --------------
                                                          125
--------------------------------------------------------------------------------
FINANCIAL GUARANTEE INSURANCE -- 0.2%
AMBAC Financial Group                     300              23
MGIC Investment                         1,249              82
                                               --------------
                                                          105
--------------------------------------------------------------------------------
INSURANCE BROKERS -- 0.4%
Brown & Brown                           3,600             104
Hilb Rogal & Hobbs                      1,750              68
USI Holdings*                           3,285              46
                                               --------------
                                                          218
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 0.2%
Affiliated Managers Group*                480              45
Federated Investors, Cl B                 455              18
Legg Mason                                220              28
                                               --------------
                                                           91
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 0.6%
China Life Insurance ADR*               1,300              53
Cigna                                   1,605             195
KMG America*                            6,015              54
UnumProvident                             970              20
                                               --------------
                                                          322
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.4%
Allstate                                2,465  $          128
American International Group            2,250             147
Assurant                                  125               6
Hanover Insurance Group                   175               8
Hartford Financial Services Group       1,190              98
HCC Insurance Holdings                    760              24
Loews                                     544              54
Metlife                                 4,129             207
XL Capital, Cl A                        2,033             138
                                               --------------
                                                          810
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.2%
Arch Capital Group*                     1,400              76
EMC Insurance Group                     1,845              40
Fidelity National Financial               415              16
Fpic Insurance Group*                   1,400              52
Philadelphia Consolidated Holding*        950              92
PMA Capital, Cl A*                      5,000              46
Safeco                                  1,850              97
Selective Insurance Group               1,550              90
St. Paul Travelers                      1,123              51
WR Berkley                              2,200             109
                                               --------------
                                                          669
--------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT/SERVICES -- 0.4%
CB Richard Ellis Group, Cl A*           2,080             131
Jones Lang LaSalle                      1,250              74
Trammell Crow*                            925              26
                                               --------------
                                                          231
--------------------------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 0.2%
Brookfield Properties                   3,789             115
St. Joe                                   145               9
                                               --------------
                                                          124
--------------------------------------------------------------------------------
REINSURANCE -- 0.6%
Aspen Insurance Holdings                3,495              81
Axis Capital Holdings                     605              18
Endurance Specialty Holdings              800              26
Montpelier Re Holdings                  1,900              37
Odyssey Re Holdings                     1,100              27
PartnerRe                               1,450              90
PXRE Group                              3,140              39
                                               --------------
                                                          318
--------------------------------------------------------------------------------
REITS-APARTMENTS -- 1.0%
Archstone-Smith Trust                   2,358             110
AvalonBay Communities                   1,000              99
Camden Property Trust                   1,353              88
Equity Residential                      3,738             159
GMH Communities Trust                   3,137              51
United Dominion Realty Trust            3,097              79
                                               --------------
                                                          586
--------------------------------------------------------------------------------
REITS-DIVERSIFIED -- 0.7%
CentraCore Properties Trust               800              23
Digital Realty Trust                    1,851              48
Liberty Property Trust                  1,937              88
PS Business Parks                         900              49
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
REITS-DIVERSIFIED -- CONTINUED
Spirit Finance                          3,454  $           41
Vornado Realty Trust                    1,604             142
Washington Real Estate Investment Trust   820              27
                                               --------------
                                                          418
--------------------------------------------------------------------------------
REITS-HEALTH CARE -- 0.1%
Omega Healthcare Investors              3,900              51
Ventas                                  1,098              34
                                               --------------
                                                           85
--------------------------------------------------------------------------------
REITS-HOTELS -- 0.7%
Ashford Hospitality Trust               5,340              65
DiamondRock Hospitality                 3,690              48
Highland Hospitality                    1,986              24
Host Marriott                           1,405              28
Innkeepers USA Trust                    1,572              28
LaSalle Hotel Properties                3,021             116
MeriStar Hospitality*                  11,010             113
                                               --------------
                                                          422
--------------------------------------------------------------------------------
REITS-MANUFACTURED HOMES -- 0.0%
Equity Lifestyle Properties               296              14
                                               --------------
                                                           14
--------------------------------------------------------------------------------
REITS-MORTGAGE -- 0.1%
HomeBanc                               10,350              86
                                               --------------
                                                           86
--------------------------------------------------------------------------------
REITS-OFFICE PROPERTY -- 1.2%
Alexandria Real Estate Equities           643              57
American Financial Realty Trust         6,010              75
BioMed Realty Trust                     2,387              64
Boston Properties                       3,073             240
Columbia Equity Trust                     754              12
Corporate Office Properties Trust       1,400              57
Mack-Cali Realty                        1,959              88
Parkway Properties                      1,400              59
Republic Property Trust*                1,172              14
                                               --------------
                                                          666
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 0.9%
CBL & Associates Properties             1,400              59
General Growth Properties               2,363             122
Simon Property Group                    3,395             281
Taubman Centers                         1,210              46
                                               --------------
                                                          508
--------------------------------------------------------------------------------
REITS-SHOPPING CENTERS -- 0.7%
Acadia Realty Trust                     1,824              39
Equity One                              1,435              35
Kimco Realty                            2,526              89
Pan Pacific Retail Properties           1,403              97
Regency Centers                         1,308              84
Tanger Factory Outlet Centers           1,245              39
                                               --------------
                                                          383
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
REITS-STORAGE -- 0.3%
Public Storage                          2,046   $         148
U-Store-It Trust*                       1,209              26
                                               --------------
                                                          174
--------------------------------------------------------------------------------
REITS-WAREHOUSE/INDUSTRIAL -- 0.2%
AMB Property                              896              47
EastGroup Properties                      987              46
                                               --------------
                                                           93
--------------------------------------------------------------------------------
S&L/THRIFTS-EASTERN US -- 0.1%
NewAlliance Bancshares                  4,205              61
WSFS Financial                            400              25
                                               --------------
                                                           86
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.4%
Washington Federal                      3,825              92
Washington Mutual                       3,026             128
                                              ---------------
                                                          220
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 1.2%
Bank of America                         5,007             222
Wachovia                                3,369             185
Wells Fargo                             4,897             305
                                               --------------
                                                          712
                                               --------------
TOTAL FINANCIAL (COST $8,774)                           9,724
                                               --------------
--------------------------------------------------------------------------------
HEALTH CARE -- 10.2%
DIAGNOSTIC EQUIPMENT -- 0.1%
Cytyc*                                  1,290              39
Gen-Probe*                                460              23
                                               --------------
                                                           62
--------------------------------------------------------------------------------
DIALYSIS CENTERS -- 0.0%
DaVita*                                   290              16
                                               --------------
                                                           16
--------------------------------------------------------------------------------
DISPOSABLE MEDICAL PRODUCTS -- 0.1%
C.R. Bard                               1,002              64
                                               --------------
                                                           64
--------------------------------------------------------------------------------
DRUG DELIVERY SYSTEMS -- 0.1%
Conor Medsystems*                       1,720              40
                                               --------------
                                                           40
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 0.3%
McKesson                                3,019             160
                                               --------------
                                                          160
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.8%
Guidant                                   122               9
St. Jude Medical*                       8,200             403
Symmetry Medical*                       2,915              62
                                               --------------
                                                          474
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 0.3%
Covance*                                1,800             102
Laboratory Corp of America Holdings*    1,400              82
                                               --------------
                                                          184
--------------------------------------------------------------------------------

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 1.6%
Baxter International                    2,922   $         108
Becton Dickinson                          250              16
Biomet                                    440              16
Henry Schein*                             125               6
Johnson & Johnson                      10,252             590
Zimmer Holdings*                        2,420             167
                                               --------------
                                                          903
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.1%
Affymetrix*                               470              18
Applera Corp - Celera Genomics Group*   4,195              49
Biogen Idec*                              330              15
Celgene*                                  220              16
Enzon Pharmaceuticals*                  3,100              23
Genentech*                              3,120             268
Genzyme*                                2,800             199
Invitrogen*                               180              12
PDL BioPharma*                            626              18
                                               --------------
                                                          618
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 0.8%
Abbott Laboratories                       117               5
Angiotech Pharmaceuticals*              5,690              72
Bristol-Myers Squibb                    4,049              92
Pfizer                                  6,298             162
Schering-Plough                         4,633              89
Wyeth                                   1,136              52
                                               --------------
                                                          472
--------------------------------------------------------------------------------
MEDICAL-GENERIC DRUGS -- 0.4%
Barr Pharmaceuticals*                     195              13
Perrigo                                 4,220              66
Teva Pharmaceutical ADR                 2,300              98
Watson Pharmaceuticals*                   330              11
Zentiva GDR                               600              30
                                               --------------
                                                          218
--------------------------------------------------------------------------------
MEDICAL-HMO -- 2.1%
Coventry Health Care*                   1,050              63
Humana*                                   647              36
Sierra Health Services*                 1,900              75
UnitedHealth Group                     10,884             647
WellPoint*                              4,742             364
                                               --------------
                                                        1,185
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.1%
Community Health Systems*               2,200              80
                                               --------------
                                                           80
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.2%
Amedisys*                               1,950              88
Lincare Holdings*                         560              24
                                               --------------
                                                          112
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 0.4%
AmerisourceBergen                       3,294             144
Cardinal Health                         1,393             100
                                               --------------
                                                          244
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 0.5%
Alcon                                   2,360  $          302
                                               --------------
                                                          302
--------------------------------------------------------------------------------
PHARMACY SERVICES -- 0.0%
Caremark Rx*                              294              14
                                               --------------
                                                           14
--------------------------------------------------------------------------------
PHYSICAL PRACTICE MANAGEMENT -- 0.1%
Pediatrix Medical Group*                  800              70
                                               --------------
                                                           70
--------------------------------------------------------------------------------
RESPIRATORY PRODUCTS -- 0.2%
Resmed*                                   665              26
Respironics*                            2,600              94
                                               --------------
                                                          120
--------------------------------------------------------------------------------
THERAPEUTICS -- 0.7%
CV Therapeutics*                          610              15
Gilead Sciences*                        5,730             349
                                               --------------
                                                          364
--------------------------------------------------------------------------------
VETERINARY DIAGNOSTICS -- 0.2%
VCA Antech*                             2,980              82
                                               --------------
                                                           82
--------------------------------------------------------------------------------
VITAMINS & NUTRITION PRODUCTS -- 0.1%
Herbalife*                                740              26
                                               --------------
                                                           26
                                               --------------
TOTAL HEALTH CARE (COST $5,517)                         5,810
                                               --------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 5.3%
AEROSPACE/DEFENSE -- 0.4%
Armor Holdings*                         1,105              53
Empresa Brasileira de Aeronautica ADR     800              32
Rockwell Collins                        2,420             114
Teledyne Technologies*                  1,250              41
                                               --------------
                                                          240
--------------------------------------------------------------------------------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.4%
Alliant Techsystems*                    1,150              89
BE Aerospace*                           1,060              22
Curtiss-Wright                            800              47
DRS Technologies                        1,400              70
                                               --------------
                                                          228
--------------------------------------------------------------------------------
BATTERIES/BATTERY SYSTEMS -- 0.1%
Greatbatch*                             2,055              54
                                               --------------
                                                           54
--------------------------------------------------------------------------------
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- 0.1%
Insituform Technologies, Cl A*          1,565              40
                                               --------------
                                                           40
--------------------------------------------------------------------------------
BUILDING PRODUCTS-CEMENT/AGGREGATE -- 0.3%
Martin Marietta Materials               1,560             132
Texas Industries                          800              43
                                               --------------
                                                          175
--------------------------------------------------------------------------------

                                                       Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
BUILDING-HEAVY CONSTRUCTION -- 0.4%
Chicago Bridge & Iron                   3,500  $          108
Granite Construction                    1,400              57
Washington Group International*           610              36
                                               --------------
                                                          201
--------------------------------------------------------------------------------
CONTAINERS-PAPER/PLASTIC -- 0.1%
Sealed Air*                             1,450              80
                                               --------------
                                                           80
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.8%
Brink's                                   855              45
Dover                                     470              22
ESCO Technologies*                      1,000              49
Honeywell International                 1,341              52
Illinois Tool Works                       663              56
ITT Industries                          1,720             176
Trinity Industries                        290              15
Tyco International                      1,892              49
                                               --------------
                                                          464
--------------------------------------------------------------------------------
ELECTRIC PRODUCTS-MISCELLANEOUS -- 0.2%
Emerson Electric                        1,584             123
                                               --------------
                                                          123
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.1%
EDO                                     1,780              49
                                               --------------
                                                           49
--------------------------------------------------------------------------------
ENGINEERING/R&D SERVICES -- 0.1%
Shaw Group*                             1,595              57
                                               --------------
                                                           57
--------------------------------------------------------------------------------
FILTRATION/SEPARATION PRODUCTS -- 0.1%
Clarcor                                 1,900              65
                                               --------------
                                                           65
--------------------------------------------------------------------------------
HAZARDOUS WASTE DISPOSAL -- 0.0%
Stericycle*                               270              16
                                               --------------
                                                           16
--------------------------------------------------------------------------------
IDENTIFICATION SYSTEMS/DEVELOPMENT -- 0.1%
Fargo Electronics*                      2,150              42
Symbol Technologies                     3,270              40
                                               --------------
                                                           82
--------------------------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOT -- 0.1%
Rockwell Automation                       470              31
                                               --------------
                                                           31
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.0%
Applera Corp - Applied Biosystems Group   220               6
                                               --------------
                                                            6
--------------------------------------------------------------------------------
MACHINE TOOLS & RELATED PRODUCTS -- 0.1%
Kennametal                              1,400              82
                                               --------------
                                                           82
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.6%
Caterpillar                             2,877   $         195
Terex*                                  1,800             127
                                               --------------
                                                          322
--------------------------------------------------------------------------------
MACHINERY-FARM -- 0.1%
AGCO*                                   2,350              42
                                               --------------
                                                           42
--------------------------------------------------------------------------------
MACHINERY-GENERAL INDUSTRY -- 0.1%
Wabtec                                  2,245              71
                                               --------------
                                                           71
--------------------------------------------------------------------------------
MACHINERY-PRINT TRADE -- 0.0%
Zebra Technologies, Cl A*                 530              24
                                               --------------
                                                           24
--------------------------------------------------------------------------------
METAL PROCESSORS & FABRICATORS -- 0.1%
Precision Castparts                       530              26
                                               --------------
                                                           26
--------------------------------------------------------------------------------
NON-HAZARDOUS WASTE DISPOSAL -- 0.1%
WCA Waste*                              7,100              51
                                               --------------
                                                           51
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.2%
American Power Conversion               3,818              91
                                               --------------
                                                           91
--------------------------------------------------------------------------------
TOOLS-HAND HELD -- 0.2%
Stanley Works                           2,056             101
                                               --------------
                                                          101
--------------------------------------------------------------------------------
TRANSPORT-EQUIPMENT & LEASING -- 0.4%
GATX                                    4,900             195
Greenbrier                              1,200              42
                                               --------------
                                                          237
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS -- 0.1%
General Cable*                          2,130              52
                                               --------------
                                                           52
                                               --------------
TOTAL INDUSTRIAL (COST $2,628)                          3,010
                                               --------------
--------------------------------------------------------------------------------
SERVICES -- 3.2%
ADVERTISING AGENCIES -- 0.0%
Interpublic Group*                      1,415              14
                                               --------------
                                                           14
--------------------------------------------------------------------------------
ADVERTISING SERVICES -- 0.0%
Getty Images*                             230              19
                                               --------------
                                                           19
--------------------------------------------------------------------------------
COMMERCIAL SERVICES -- 0.1%
Alliance Data Systems*                    640              27
ChoicePoint*                              645              27
Quanta Services*                          510               7
                                               --------------
                                                           61
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 0.3%
H&R Block                               3,900  $           95
Paychex                                   930              34
Wright Express*                         2,360              60
                                               --------------
                                                          189
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.1%
Affiliated Computer Services, Cl A*       208              13
Cognizant Technology Solutions, Cl A*   8,420             441
DST Systems*                              335              19
Manhattan Associates*                   2,715              59
Perot Systems*                          7,450             112
                                               --------------
                                                          644
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 0.2%
Medical Staffing Network Holdings*      6,040              33
Monster Worldwide*                      1,080              46
                                               --------------
                                                           79
--------------------------------------------------------------------------------
MOTION PICTURES & SERVICES -- 0.0%
DreamWorks Animation, Cl A*               610              16
                                               --------------
                                                           16
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 0.3%
Aaron Rents                             3,500              84
Dollar Thrifty Automotive Group*        1,650              63
                                               --------------
                                                          147
--------------------------------------------------------------------------------
RESEARCH & DEVELOPMENT -- 0.1%
Kendle International*                   2,400              60
                                               --------------
                                                           60
--------------------------------------------------------------------------------
SCHOOLS -- 0.3%
Apollo Group, Cl A*                     2,580             144
                                               --------------
                                                          144
--------------------------------------------------------------------------------
SHIPBUILDING -- 0.1%
Daewoo Shipbuilding, GDR 144A*            600              29
                                               --------------
                                                           29
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 0.7%
Philippine Long Distance Telephone ADR* 2,600              93
Sprint-Nextel                           3,654              84
Tele Norte Leste Participacoes ADR*     2,000              36
Telefonos de Mexico SA de CV ADR, Cl A* 1,200              28
Valor Communications Group              4,740              56
Verizon Communications                  3,727             118
                                               --------------
                                                          415
                                               --------------
TOTAL SERVICES (COST $1,725)                            1,817
                                               --------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 12.1%
APPLICATIONS SOFTWARE -- 0.3%
Citrix Systems*                           795              25
Intuit*                                   210              11
Quest Software*                         1,020              16
Satyam Computer Services ADR            3,370             132
                                               --------------
                                                          184
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 0.2%
Mobile Telesystems ADR                  1,500  $           56
NII Holdings*                           1,218              60
                                               --------------
                                                          116
--------------------------------------------------------------------------------
CIRCUIT BOARDS -- 0.1%
Multi-Fineline Electronix*                130               7
Park Electrochemical                    1,900              54
                                               --------------
                                                           61
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.2%
Ansys*                                  1,950              85
Parametric Technology*                  4,240              27
                                               --------------
                                                          112
--------------------------------------------------------------------------------
COMPUTERS -- 1.5%
Apple Computer*                         5,561             420
Hewlett-Packard                         5,783             180
International Business Machines         3,215             262
                                               --------------
                                                          862
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.1%
MTS Systems                             1,750              64
                                               --------------
                                                           64
--------------------------------------------------------------------------------
COMPUTERS-MEMORY DEVICES -- 0.2%
Hutchinson Technology*                    150               4
Maxtor*                                 3,210              30
Network Appliance*                        673              21
Seagate Technology                      3,000              78
                                               --------------
                                                          133
--------------------------------------------------------------------------------
COMPUTERS-VOICE RECOGNITION -- 0.1%
Talx                                    2,075              65
                                               --------------
                                                           65
--------------------------------------------------------------------------------
DATA PROCESSING/MANAGEMENT -- 0.3%
CSG Systems International*              1,900              43
Dun & Bradstreet*                         260              19
MoneyGram International                 2,500              67
NAVTEQ*                                   870              39
SEI Investments                           440              18
                                               --------------
                                                          186
--------------------------------------------------------------------------------
DECISION SUPPORT SOFTWARE -- 0.2%
Cognos*                                 1,080              41
NetIQ*                                  1,970              26
SPSS*                                   1,300              42
                                               --------------
                                                          109
--------------------------------------------------------------------------------
E-COMMERCE/PRODUCTS -- 0.4%
Amazon.com*                             2,737             123
Submarino GDR 144A*                     1,500              70
                                               --------------
                                                          193
--------------------------------------------------------------------------------
E-SERVICES/CONSULTING -- 0.2%
Digital Insight*                        1,700              61
Keynote Systems*                        3,950              50
                                               --------------
                                                          111
--------------------------------------------------------------------------------

                                                      Market
Description                           Shares        Value (000)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANESOUS -- 0.4%
Flextronics International*                840  $            9
Hon Hai Precision GDR                   1,400              19
Hon Hai Precision GDR 144A              8,096             109
NAM TAI Electronics GDR 144A            2,600              60
                                               --------------
                                                          197
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 2.2%
Advanced Micro Devices*                 2,200              92
Broadcom, Cl A*                         4,480             306
DSP Group*                                290               8
Freescale Semiconductor, Cl B*            190               5
Intel                                   5,842             124
International DisplayWorks*             8,300              54
International Rectifier*                  240               9
Intersil, Cl A                            305               9
MEMC Electronic Materials*              3,300              94
MIPS Technologies*                      5,700              52
Nvidia*                                 2,576             116
Omnivision Technologies*                1,220              31
QLogic*                                 2,120              84
Samsung Electronics GDR 144A*             570             218
Semtech*                                  390               7
Silicon Laboratories*                     300              15
Texas Instruments                       1,245              36
                                               --------------
                                                        1,260
--------------------------------------------------------------------------------
ELECTRONIC DESIGN AUTOMATION -- 0.0%
Cadence Design Systems*                   780              14
                                               --------------
                                                           14
--------------------------------------------------------------------------------
ELECTRONIC FORMS -- 0.4%
Adobe Systems                           5,948             236
                                               --------------
                                                          236
--------------------------------------------------------------------------------
ELECTRONIC SECURITY DEVICES -- 0.1%
American Science & Engineering*         1,100              71
                                               --------------
                                                           71
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.8%
Informatica*                            3,380              50
MicroStrategy, Cl A*                       40               4
SAP ADR                                 6,240             320
SSA Global Technologies*                1,910              33
Sybase*                                 2,900              63
                                               --------------
                                                          470
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 0.1%
WebEx Communications*                   2,500              61
                                               --------------
                                                           61
--------------------------------------------------------------------------------
INTERNET CONNECTIVE SERVICES -- 0.1%
NDS ADR                                 1,600              69
                                               --------------
                                                           69
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE EQUIPMENT -- 0.1%
Avocent*                                  805              27
                                               --------------
                                                           27
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
NTERNET INFRASTRUCTURE SOFTWARE -- 0.2%
Radware*                                5,900  $          115
                                               --------------
                                                          115
--------------------------------------------------------------------------------
INTERNET SECURITY -- 0.1%
RSA Security*                           1,700              26
Symantec*                                 791              15
                                               --------------
                                                           41
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.1%
Adaptec*                                4,900              27
Foundry Networks*                       2,900              43
                                               --------------
                                                           70
--------------------------------------------------------------------------------
OFFICE AUTOMATION & EQUIPMENT -- 0.0%
Xerox*                                  1,120              16
                                               --------------
                                                           16
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.6%
Emulex*                                   480               9
Marvell Technology Group*               2,170             148
Maxim Integrated Products                 380              16
Standard Microsystems*                    405              14
Taiwan Semiconductor
   Manufacturing ADR                    6,760              73
United Microelectronics ADR            16,617              55
                                               --------------
                                                          315
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 0.1%
Cabot Microelectronics*                 1,550              51
                                               --------------
                                                           51
--------------------------------------------------------------------------------
SOFTWARE TOOLS -- 0.1%
Borland Software*                       7,310              47
                                               --------------
                                                           47
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 0.3%
Comtech Telecommunications*             2,325              74
Comverse Technology*                    1,327              36
Nice Systems ADR*                         600              32
Scientific-Atlanta                        380              16
Tellabs*                                  500               7
                                               --------------
                                                          165
--------------------------------------------------------------------------------
TELECOMMUNICATIONS SERVICES -- 0.5%
AFK Sistema GDR 144A                    1,500              35
Amdocs*                                 5,025             162
Iowa Telecommunications Services*       2,995              50
                                               --------------
                                                          247
--------------------------------------------------------------------------------
TRANSACTIONAL SOFTWARE -- 0.1%
Transaction Systems Architects*         1,950              64
                                               --------------
                                                           64
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 0.9%
Google, Cl A*                             659             285
Sina*                                   2,400              56
Yahoo!*                                 4,560             157
                                               --------------
                                                          498
--------------------------------------------------------------------------------

                                                      Market
Description                             Shares      Value (000)
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 1.1%
American Tower, Cl A*                   6,350   $         197
Motorola                                1,932              44
Nokia ADR                               8,456             155
Qualcomm                                4,360             209
                                               --------------
                                                          605
--------------------------------------------------------------------------------
TOTAL TECHNOLOGY (COST $5,799)                          6,835
                                               --------------
--------------------------------------------------------------------------------
TRANSPORTATION -- 1.6%
AIRLINES -- 0.1%
Mesa Air Group*                           300               4
Southwest Airlines                      1,350              22
                                               --------------
                                                           26
--------------------------------------------------------------------------------
TRANSPORT-AIR FREIGHT -- 0.0%
EGL*                                       10              --
                                               --------------
                                                           --
--------------------------------------------------------------------------------
TRANSPORT-MARINE -- 0.2%
General Maritime                        1,950              73
Kirby*                                  1,000              56
                                               --------------
                                                          129
--------------------------------------------------------------------------------
TRANSPORT-RAIL -- 0.7%
Burlington Northern Santa Fe            1,541             124
Canadian Pacific Railway                2,200             106
CSX                                     2,386             128
Norfolk Southern                          992              49
                                               --------------
                                                          407
--------------------------------------------------------------------------------
TRANSPORT-SERVICES -- 0.3%
FedEx                                     565              57
Offshore Logistics*                     1,950              70
UTI Worldwide                             320              34
                                               --------------
                                                          161
--------------------------------------------------------------------------------
TRANSPORT-TRUCK -- 0.3%
Celadon Group*                          1,700              53
JB Hunt Transport Services              5,100             121
                                               --------------
                                                          174
                                               --------------
TOTAL TRANSPORTATION (COST $768)                          897
                                               --------------
--------------------------------------------------------------------------------
UTILITIES -- 1.6%
ELECTRIC-GENERATION -- 0.1%
AES*                                    3,078              52
                                               --------------
                                                           52
--------------------------------------------------------------------------------
ELECTRIC-INTEGRATED -- 1.0%
Alliant Energy                            280               8
American Electric Power                 2,140              80
Duke Energy                             3,494              99
Edison International                      173               8
El Paso Electric*                       2,200              45
Entergy                                 1,856             129
OGE Energy                              3,600              98
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                     Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
ELECTRIC-INTEGRATED -- CONTINUED
Pike Electric*                          1,180  $           21
Public Service Enterprise Group           364              25
TXU                                       668              34
                                               --------------
                                                          547
--------------------------------------------------------------------------------
ENERGY-ALTERNATE SOURCES -- 0.1%
Headwaters*                             1,250              43
                                               --------------
                                                           43
--------------------------------------------------------------------------------
GAS-DISTRIBUTION -- 0.3%
Energen                                 4,100             160
                                               --------------
                                                          160
--------------------------------------------------------------------------------
INDEPENDENT POWER PRODUCER -- 0.0%
Reliant Energy*                         2,090              21
                                               --------------
                                                           21
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 0.1%
Delta Electronics GDR                   6,200              65
                                               --------------
                                                           65
--------------------------------------------------------------------------------
TOTAL UTILITIES (COST $838)                               888
                                               --------------
TOTAL COMMON STOCK (COST $38,182)                      42,520
                                               --------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 20.5%
AUSTRALIA -- 1.6%
Babcock & Brown                         9,515             130
BHP Billiton                            2,364              47
BlueScope Steel                           340               2
Commander Communications                3,400               5
Insurance Australia Group              31,596             133
Leighton Holdings                       8,980             138
QBE Insurance Group                    10,192             149
Rinker Group                            1,606              20
Santos                                 23,975             238
Telstra Corp                              900               3
Westpac Banking                         2,390              42
                                               --------------
TOTAL AUSTRALIA                                           907
                                               --------------
--------------------------------------------------------------------------------
AUSTRIA -- 0.3%
Andritz                                   300              34
OMV                                     1,198              85
Voestalpine                               200              24
                                               --------------
TOTAL AUSTRIA                                             143
                                               --------------
--------------------------------------------------------------------------------
BELGIUM -- 0.4%
Belgacom                                  170               5
Dexia                                   1,832              45
Euronav                                    40               1
Fortis                                  2,685              94
KBC Groep                                 735              74
                                               --------------
TOTAL BELGIUM                                             219
                                               --------------
--------------------------------------------------------------------------------
CANADA -- 0.6%
EnCana                                  3,800             189
Petro-Canada                              200              10
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
CANADA -- CONTINUED
Talisman Energy                           300  $           18
Teck Cominco, Cl B                      1,200              78
TELUS                                   1,400              55
                                               --------------
TOTAL CANADA                                              350
                                               --------------
--------------------------------------------------------------------------------
CHINA -- 0.1%
China Life Insurance*                  15,000              15
Wumart Stores                          11,000              24
Zijin Mining Group                     28,000              16
                                               --------------
TOTAL CHINA                                                55
                                               --------------
--------------------------------------------------------------------------------
DENMARK -- 0.1%
Jyske Bank*                             1,400              70
                                               --------------
TOTAL DENMARK                                              70
                                               --------------
--------------------------------------------------------------------------------
FINLAND -- 0.0%
Metso                                     300              10
Rautaruukki*                              600              18
                                               --------------
TOTAL FINLAND                                              28
                                               --------------
--------------------------------------------------------------------------------
FRANCE -- 1.1%
Assurances Generales de France*            50               5
BNP Paribas                             4,160             371
Business Objects*                          50               2
France Telecom*                           580              13
Neopost                                   235              23
Societe Generale*                         400              53
Total                                     443             123
Ubisoft Entertainment*                    350              15
Vivendi Universal                       1,147              36
                                               --------------
TOTAL FRANCE                                              641
                                               --------------
--------------------------------------------------------------------------------
GERMANY -- 2.2%
Adidas-Salomon                            180              38
Allianz                                 1,790             288
AMB Generali Holding                      312              34
BASF                                    1,114              88
Continental                             2,312             225
Deutsche Boerse                         2,253             285
Freenet.de                                408              12
MAN                                     3,118             179
Mobilcom                                  709              19
Puma                                       54              17
Schering                                  604              41
                                               --------------
TOTAL GERMANY                                           1,226
                                               --------------
--------------------------------------------------------------------------------
HONG KONG -- 0.4%
ASM Pacific Technology                 13,000              74
Orient Overseas International           5,000              17
Solomon Systech                       156,000              73
Television Broadcasts                   7,000              38
Vtech Holdings                          8,000              29
                                               --------------
TOTAL HONG KONG                                           231
                                               --------------
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
ITALY -- 0.5%
Banca Intesa                            9,600  $           55
Banche Popolari Unite Scrl              1,557              36
ENI                                     6,965             211
                                               --------------
TOTAL ITALY                                               302
                                               --------------
--------------------------------------------------------------------------------
JAPAN -- 4.6%
Abilit Corp                             2,500              39
Advantest                               2,900             355
Bosch                                   3,000              15
Canon                                   2,300             138
Chugai Pharmaceutical                   2,700              55
Daito Trust Construction                3,400             159
Fujitsu General*                        4,000              15
JFE Holdings                              600              22
KDDI                                       41             216
Komatsu                                 1,000              18
Mitsubishi                             16,400             383
Mitsui OSK Lines                        9,000              81
Mizuho Financial Group                     30             245
Nippon Steel                           34,600             128
Nippon Yusen KK                        17,000             125
Point                                     100               8
Santen Pharmaceutical                     425              11
Suzuki Motor                            3,300              67
Teijin                                 26,000             177
Tokyo Electron                            100               8
Tokyo Steel Manufacturing               6,500             107
Yamaha Motor                            9,300             239
                                               --------------
TOTAL JAPAN                                             2,611
                                               --------------
--------------------------------------------------------------------------------
LUXEMBOURG -- 0.1%
Arcelor                                 1,622              57
                                               --------------
TOTAL LUXEMBOURG                                           57
                                               --------------
--------------------------------------------------------------------------------
MEXICO -- 0.1%
Sare Holding Sa De Cv - Cl B*          24,000              30
                                               --------------
TOTAL MEXICO                                               30
                                               --------------
--------------------------------------------------------------------------------
NETHERLANDS -- 1.2%
ABN AMRO Holding                        6,297             175
Aegon                                  12,769             206
ING Groep                               5,967             213
Randstad Holdings*                        398              20
Royal Dutch Shell, Cl A                 1,509              51
                                               --------------
TOTAL NETHERLANDS                                         665
                                               --------------
--------------------------------------------------------------------------------
NEW ZEALAND -- 0.3%
Fletcher Building                      29,566             152
Telecom Corp of New Zealand             3,306              13
                                               --------------
TOTAL NEW ZEALAND                                         165
                                               --------------
--------------------------------------------------------------------------------
NORWAY -- 0.5%
Norsk Hydro ASA                           820             101
Statoil ASA                             5,660             157
                                               --------------
TOTAL NORWAY                                              258
                                               --------------
--------------------------------------------------------------------------------
PORTUGAL -- 0.0%
Energias de Portugal*                   3,700              12
                                               --------------
TOTAL PORTUGAL                                             12
                                               --------------
--------------------------------------------------------------------------------

                                                      Market
Description                           Shares        Value (000)
--------------------------------------------------------------------------------
SINGAPORE -- 0.4%
Singapore Airlines                     19,000  $          167
Starhub                                45,000              60
                                               --------------
TOTAL SINGAPORE                                           227
                                               --------------
--------------------------------------------------------------------------------
SOUTH AFRICA -- 0.3%
Lewis Group                             5,200              46
Network Healthcare Holdings*           54,000              73
Standard Bank Group                     4,200              57
                                               --------------
TOTAL SOUTH AFRICA                                        176
                                               --------------
--------------------------------------------------------------------------------
SPAIN -- 0.8%
Banco Santander Central Hispano        18,193             261
Repsol YPF                              6,433             175
Telefonica                              1,508              23
                                               --------------
TOTAL SPAIN                                               459
                                               --------------
--------------------------------------------------------------------------------
SWEDEN -- 0.4%
ForeningsSparbanken                     7,900             225
                                               --------------
TOTAL SWEDEN                                              225
                                               --------------
--------------------------------------------------------------------------------
SWITZERLAND -- 0.8%
Credit Suisse                           1,720             101
Xstrata                                 1,400              39
Zurich Financial Service                1,505             330
                                               --------------
TOTAL SWITZERLAND                                         470
                                               --------------
--------------------------------------------------------------------------------
UNITED KINGDOM -- 3.7%
Alliance Unichem                        2,000              30
Amlin                                   2,603              11
Antofagasta                             8,912             323
Ashtead                                15,545              54
AstraZeneca                             1,632              79
Aviva                                   1,242              16
Barclays                                  800               9
BHP Billiton                            3,770              70
British Airways*                       12,029              70
British American Tobacco                4,649             105
Corus Group                            43,488              54
HBOS                                    3,600              63
Hikma Pharmaceuticals*                  8,000              62
HSBC Holdings                          12,110             201
IMI                                     7,206              66
International Power                    14,600              70
Kelda Group                             1,200              17
Lloyds TSB Group                        7,400              67
Marks & Spencer Group                  20,780             180
Michael Page International             11,114              53
National Express Group                    800              12
Neteller*                               4,431              62
Premier Foods                           2,100              12
Royal Bank of Scotland Group            2,345              73
Royal Dutch Shell, Cl B                 2,384              86
SABMiller                               3,000              61
Scottish & Southern Energy              2,400              46
Scottish Power                            500               5
Shire                                     900              14
Standard Chartered                      2,189              54
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                     Shares/Face      Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- CONTINUED
Tesco                                     258  $            1
Vodafone Group                         32,328              68
                                               --------------
TOTAL UNITED KINGDOM                                    2,094
                                               --------------
TOTAL FOREIGN COMMON STOCK (COST $9,799)               11,621
                                               --------------
--------------------------------------------------------------------------------
WARRANTS -- 0.1%
Motech Industries 144A, 10/02/08            4              66
                                               --------------
TOTAL WARRANTS (COST $51)                                  66
                                               --------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 4.7%
Deutsche Bank
   4.450%, dated 01/31/06, to be repurchased
   on 02/01/06, repurchase price $2,640,780
   (collateralized by a U.S. Government
   obligation, par value $2,695,000,
   0.000%, 02/03/06; total market value
   $2,693,922)(A)                      $2,640           2,640
                                               --------------
TOTAL REPURCHASE AGREEMENT (COST $2,640)                2,640
                                               --------------
TOTAL INVESTMENTS -- 100.3% (COST $50,672)             56,847
                                               --------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.3%)
Receivable for Capital Shares Redeemed                    857
Receivable for Investment Securities Sold                 735
Payable for Investment Advisory Fees                      (13)
Payable for Administration Fees                            (5)
Payable for Distribution Fees                             (27)
Payable for Investment Securities Purchased            (1,589)
Other Assets and Liabilities, Net                        (127)
                                               --------------
TOTAL OTHER ASSETS AND LIABILITIES                       (169)
                                               --------------
NET ASSETS -- 100.0%                           $       56,678
                                               ==============
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)             $       50,306
Accumulated net investment loss                           (96)
Accumulated net realized gain on investments              293
Unrealized appreciation on investments                  6,175
                                               --------------
NET ASSETS                                     $       56,678
                                               ==============
--------------------------------------------------------------------------------

Description                                             Value
--------------------------------------------------------------------------------
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($19,660,666 / 1,540,302 SHARES)                    $12.76
                                                       ======
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($12.76/94.25%)                                     $13.54
                                                       ======
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($29,888,181 / 2,361,390 SHARES)                    $12.66
                                                       ======
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS Z
   ($1,056 / 83 SHARES)                                $12.79
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($7,127,996 / 557,233 SHARES)                       $12.79
                                                       ======

* Non-income producing security.

+ Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's prospectus.

144A -- Security sold within the terms of a private placement memorandum, which is exempt from registration under Section 3a-4 or 4(2) or 144A of the Securities Act of 1933, as amended or Rule 144A thereunder and may be sold only to dealers in that program or other accredited investors. On January 31, 2006, the value of these securities amounted to $558(000), representing 1.0% of the net assets of the Fund.
(A) -- Tri-party repurchase agreement
ADR -- American Depositary Receipt
Cl  -- Class
GDR -- Global Depositary Receipt
HMO -- Health Maintenance Organization
ISP -- Internet Service Provider
LLC -- Limited Liability Company
REITs -- Real Estate Investment Trusts
S&L -- Savings and Loan
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

MANAGEMENT DISCUSSION AND ANALYSIS

Q.  HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

A. For the one-month period ended January 31, 2006, the Old Mutual Analytic Defensive Equity Fund underperformed its benchmark, the S&P 500 Index. The Fund's Class A shares gained 0.55% at net asset value for the one-month period, while the S&P 500 Index returned 2.65%. Performance for all share classes can be found on the following page. Fund commentary and financial information for other periods is available in the Fund's December 31, 2005 annual report.

Q.  WHAT INVESTMENT ENVIRONMENT DID THE FUND FACE DURING THE PAST MONTH?

A. The past month has been challenging for domestic U.S. equities, which remained under pressure from rising energy costs, inflation, and interest rates. During the period, stocks proved to be susceptible to gyrations in oil prices and supply. The Federal Reserve's ongoing campaign to raise the federal funds rate to a more neutral level in an effort to keep inflation in check also impacted the market, particularly as the yield curve continued to flatten.

Q.  WHICH MARKET FACTORS INFLUENCED THE FUND'S RELATIVE PERFORMANCE?

A. The Fund's investment process is based on the belief that investor preferences change, but change slowly over time. The process used by Analytic Investors, Inc. ("Analytic"), the Fund's sub-adviser, is based on the fundamental belief that there is persistency in the types of stock characteristics investors prefer, and it believes that portfolios that reflect these biases will add value in the long term. In general, investor behavior observed during January was quite consistent with that seen over recent years.

    For example, an emphasis of relatively well-rewarded value characteristics such as predicted earnings-to-price helped performance as investors continued to reward this characteristic. In addition, an underweight position to stocks with above average dividend yields also helped performance as these companies underperformed in January. In addition, the Fund benefited because companies with strong predicted earnings growth continued to perform well.

    The Fund's underperformance for the period can be explained primarily by the relatively high dispersion/volatility in January. Volatility within the stock market (as measured by dispersion) increased by more than two percentage points, meaning that many stocks experienced large moves (either positive or negative) during the month. This is not an uncommon development during earnings season when investors, historically, tend to overreact to unexpected news in regards to earnings.

    Options were a drag on Fund performance as equities moved higher for the period. Additionally the Fund's global asset allocation strategy subtracted value during the period as losses within equity and fixed income markets exceeded gains in the currency and tactical asset allocation components of the strategy.

Q.  HOW DID THE FUND'S COMPOSITION AFFECT PERFORMANCE?

A. The Fund's performance was negatively impacted by overweight positions in semiconductor chip maker, Intel; health care product manufacturer and marketer, Johnson & Johnson; Internet service provider, Yahoo!; and boat manufacturer and maker, Brunswick.

    Holdings that contributed to performance during the period included overweight positions in agricultural commodity processing, storing, merchandising and transportation company, Archer-Daniels-Midland; oil and gas exploration, development and production company, Devon Energy; and diversified entertainment company, Walt Disney.

Q.  WHAT IS THE INVESTMENT OUTLOOK FOR U.S. LARGE-CAP STOCKS?

A. Analytic continues to emphasize stocks with above average earnings per share growth as these companies continue to outperform. In addition, it continues to emphasize certain companies with attractive forecasted earnings and cash flow to price ratios, while deemphasizing companies with higher than average dividend yields. Finally, it continues to favor companies with strong price momentum and avoids companies with higher than average trading volumes.

                             PERFORMANCE HIGHLIGHTS

o For the one-month period ended January 31, 2006, the Fund underperformed its benchmark, the S&P 500 Index.

o Options decreased risk in the Fund's portfolio, but had a negative impact on relative performance as equities posted strong results during the period.

o  Global asset allocation also detracted from performance during the period.

OLD MUTUAL ADVISOR FUND

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND (UNAUDITED)

                                             TOTAL RETURN AS OF JANUARY 31, 2006

---------------------------------------------------------------------------------------------------------------------------
                                        1 Month Return    1 Year Return    5 Year Return  10 Year Return  Since Inception
---------------------------------------------------------------------------------------------------------------------------
  Class A with load 1                        (5.21)%           N/A               N/A             N/A            3.55%
---------------------------------------------------------------------------------------------------------------------------
  Class A without load 1                      0.55%            N/A               N/A             N/A            9.86%
---------------------------------------------------------------------------------------------------------------------------
  Class C with load 1                        (0.61)%           N/A               N/A             N/A            8.20%
---------------------------------------------------------------------------------------------------------------------------
  Class C without load 1                      0.39%            N/A               N/A             N/A            9.20%
---------------------------------------------------------------------------------------------------------------------------
  Class Z 2,3                                 0.62%          14.61%             5.59%          10.26%          10.85%
---------------------------------------------------------------------------------------------------------------------------
  Institutional Class 1                       0.55%            N/A               N/A             N/A            0.01%
---------------------------------------------------------------------------------------------------------------------------
  S&P 500 Index 2                             2.65%          10.38%             0.37%           8.99%          11.41%
---------------------------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Information about these performance results and the comparative index can be found on pages 2 and 3.

1 Class A and Class C Shares commenced operations on March 31, 2005 and Institutional Class Shares commenced operations on December 9, 2005. On December 9, 2005, the Old Mutual Analytic Fund acquired substantially all of the assets and liabilities of the Analytic Defensive Equity Fund (the "Predecessor Fund"), a series of the Advisors' Inner Circle Fund. The Fund's Class Z is the successor class of the Predecessor Fund's Institutional Class; the Fund's Institutional Class is new. Since inception returns are cumulative and have not been annualized.

2 Based on Predecessor Fund's inception date of July 1, 1978. Total returns are annualized.

3 On June 24, 2002, the Predecessor Fund acquired the assets of the UAM Analytic Defensive Equity Fund, a series of the UAM Funds, Inc. II. The operations of the Predecessor Fund prior to acquisition were those of the UAM Analytic Defensive Equity Fund.

                                FUND PERFORMANCE

                    [LINE CHART OMITTED PLOT POINTS FOLLOWS]

                         OM Analytic Defensive
                              Equity Fund -
                                 Class Z         S&P 500 Index

12/31/96                       11571                12296
12/31/97                       13779                16398
12/31/98                       17759                21084
12/31/99                       21551                25521
12/31/2000                     20159                23198
12/31/2001                     19760                20440
12/31/2002                     17345                15923
12/31/2003                     21357                20491
12/31/2004                     23465                22720
12/31/2005                     27069                23836
1/31/2006                      27237                24468

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The graph above compares an investment made in the Fund's Class Z shares on December 31, 1995 to an investment made in an unmanaged securities index on that date. Performance for the Fund's other shares will vary due to differences in sales charges and expenses. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

ASSET CLASS WEIGHTINGS AS OF JANUARY 31, 2006

[PIE CHART OMITTED PLOT POINTS FOLLOWS]

Basic Materials                       3%
Consumer Cyclical                    13%
Consumer Non-Cyclical                 6%
Energy                               10%
Financial                            21%
Health Care                          11%
Industrial                            4%
Services                              5%
Technology                           12%
Transportation                        2%
Utilities                             3%
U.S. Treasury Obligations             5%
Cash Equivelants                      5%

% of Total Fund Investments


TOP TEN HOLDINGS AS OF JANUARY 31, 2006

U.S. Treasury Bill, 3.708%, 02/23/06                5.1%
Exxon Mobil                                         3.5%
Johnson & Johnson                                   3.1%
Metlife                                             2.4%
Wells Fargo                                         2.1%
Archer-Daniels-Midland                              2.0%
Walt Disney                                         1.9%
Marathon Oil                                        1.9%
Wachovia                                            1.9%
Home Depot                                          1.9%
--------------------------------------------------------------------------------
Combined Top Ten Holdings as a %
of Total Fund Investments                          25.8%

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)


Description                           Shares        Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 105.1%
BASIC MATERIALS -- 3.8%
CHEMICALS-DIVERSIFIED -- 1.7%
Dow Chemical(C)                       199,033   $       8,419
                                                -------------
                                                        8,419
--------------------------------------------------------------------------------
CHEMICALS-SPECIALTY -- 0.1%
Hercules(C)*                           47,406             555
                                                -------------
                                                          555
--------------------------------------------------------------------------------
CONTAINERS-METAL/GLASS -- 0.3%
Ball(C)                                40,109           1,625
                                                -------------
                                                        1,625
--------------------------------------------------------------------------------
GOLD MINING -- 0.8%
Newmont Mining(B)                      62,477           3,861
                                                -------------
                                                        3,861
--------------------------------------------------------------------------------
METAL-COPPER -- 0.3%
Phelps Dodge                            9,530           1,530
                                                -------------
                                                        1,530
--------------------------------------------------------------------------------
RUBBER-TIRES -- 0.6%
Goodyear Tire & Rubber(C)*            175,905           2,751
                                                -------------
                                                        2,751
                                                -------------
TOTAL BASIC MATERIALS (COST $18,261)                   18,741
                                                -------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 15.0%
APPAREL MANUFACTURERS -- 1.3%
VF                                   111,403            6,181
                                                -------------
                                                        6,181
--------------------------------------------------------------------------------
BUILDING-RESIDENTIAL/COMMERCIAL -- 2.0%
DR Horton(C)                           70,352           2,626
KB Home(B)                             62,000           4,724
Lennar, Cl A(B)                         7,130             446
Pulte Homes(B)                         45,447           1,813
                                                -------------
                                                        9,609
--------------------------------------------------------------------------------
CABLE TV -- 0.4%
Comcast, Cl A(C)*                      69,443           1,932
                                                -------------
                                                        1,932
--------------------------------------------------------------------------------
LEISURE & RECREATIONAL PRODUCTS -- 1.1%
Brunswick(C)                          149,609           5,624
                                                -------------
                                                        5,624
--------------------------------------------------------------------------------
MULTIMEDIA -- 2.3%
Walt Disney(C)*                       438,128          11,089
                                                -------------
                                                       11,089
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 0.3%
Nordstrom(B)                           32,038           1,337
                                                -------------
                                                        1,337
--------------------------------------------------------------------------------
RETAIL-AUTOMOBILE -- 0.2%
Autonation(C)*                         49,937           1,113
                                                -------------
                                                        1,113
--------------------------------------------------------------------------------

Description                           Shares        Value (000)
--------------------------------------------------------------------------------
RETAIL-BUILDING PRODUCTS -- 2.4%
Home Depot(C)                         268,917    $     10,905
Lowe's                                 12,147             772
                                                -------------
                                                       11,677
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.3%
Wal-Mart Stores                        37,724           1,739
                                                -------------
                                                        1,739
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 1.6%
JC Penney(B)                           78,826           4,398
Sears Holdings*                        29,496           3,562
                                                -------------
                                                        7,960
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 2.3%
Darden Restaurants(C)                 248,151          10,090
Yum! Brands                            26,816           1,326
                                                -------------
                                                       11,416
--------------------------------------------------------------------------------
TOYS -- 0.8%
Hasbro                                176,466           3,741
                                                -------------
                                                        3,741
                                               --------------
TOTAL CONSUMER CYCLICAL (COST $70,303)                 73,418
                                                -------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 7.5%
AGRICULTURAL OPERATIONS -- 2.3%
Archer-Daniels-Midland(C)             355,913          11,211
                                                -------------
                                                       11,211
--------------------------------------------------------------------------------
BEVERAGES-NON-ALCOHOLIC -- 0.5%
Coca-Cola Enterprises(C)              101,729           2,008
Pepsi Bottling Group(B)                23,461             681
                                                -------------
                                                        2,689
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 2.8%
Clorox(C)                              68,257           4,085
Fortune Brands(C)                     125,797           9,430
                                                -------------
                                                       13,515
--------------------------------------------------------------------------------
FOOD-MEAT PRODUCTS -- 0.6%
Tyson Foods(B)                        213,785           3,064
                                                -------------
                                                        3,064
--------------------------------------------------------------------------------
TOBACCO -- 1.3%
Altria Group(B)                        88,283           6,386
                                                -------------
                                                        6,386
--------------------------------------------------------------------------------
TOTAL CONSUMER NON-CYCLICAL (COST $34,514)             36,865
                                                -------------
--------------------------------------------------------------------------------
ENERGY -- 11.5%
OIL & GAS DRILLING -- 0.6%
Nabors*                                34,552           2,808
                                                -------------
                                                        2,808
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 2.0%
Burlington Resources                   13,798           1,259
Devon Energy(C)                       126,075           8,600
                                                -------------
                                                        9,859
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)


Description                           Shares        Value (000)
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 8.6%
Chevron(C)                            114,717   $       6,812
ConocoPhillips(C)                      52,178           3,376
Exxon Mobil                           313,863          19,695
Marathon Oil                          144,210          11,085
Occidental Petroleum(B)                14,893           1,455
                                                -------------
                                                       42,423
--------------------------------------------------------------------------------
OIL REFINING & MARKETING -- 0.3%
Sunoco(B)                              14,013           1,334
                                                -------------
                                                        1,334
                                               --------------
TOTAL ENERGY (COST $50,823)                            56,424
                                                -------------
--------------------------------------------------------------------------------
FINANCIAL -- 24.1%
FINANCE-CONSUMER LOANS -- 1.5%
CIT Group(C)                          140,532           7,496
                                                -------------
                                                        7,496
--------------------------------------------------------------------------------
FINANCE-CREDIT CARD -- 0.1%
Capital One Financial(C)                5,385             448
                                                -------------
                                                          448
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 4.3%
Citigroup(C)                          119,001           5,543
JPMorgan Chase(B)                      68,110           2,707
Lehman Brothers Holdings(B)            29,519           4,146
Merrill Lynch                         115,903           8,701
                                                -------------
                                                       21,097
--------------------------------------------------------------------------------
FINANCE-MORTGAGE LOAN/BANKER -- 0.9%
Countrywide Financial(C)              135,884           4,544
                                                -------------
                                                        4,544
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 1.3%
Cigna(C)                               53,274           6,478
                                                -------------
                                                        6,478
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 7.0%
Allstate(C)                           112,669           5,865
American International Group(C)        98,581           6,453
Loews(B)                               82,758           8,167
Metlife(B)                            273,978          13,743
                                                -------------
                                                       34,228
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE -- 1.3%
St. Paul Travelers(B)                 137,893           6,258
                                                -------------
                                                        6,258
--------------------------------------------------------------------------------
REITS-REGIONAL MALLS -- 1.2%
Simon Property Group(B)                70,157           5,812
                                                -------------
                                                        5,812
--------------------------------------------------------------------------------
S&L/THRIFTS-WESTERN US -- 0.4%
Washington Mutual                      46,973           1,988
                                                -------------
                                                        1,988
--------------------------------------------------------------------------------

Description                           Shares        Value (000)
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- 6.1%
Bank of America(C)                    161,647   $       7,150
Wachovia                              201,470          11,046
Wells Fargo                           189,019          11,787
                                                -------------
                                                       29,983
                                               --------------
TOTAL FINANCIAL (COST $111,535)                       118,332
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- 12.9%
DISPOSABLE MEDICAL PRODUCTS -- 1.8%
C.R. Bard(C)                          136,124           8,633
                                                -------------
                                                        8,633
--------------------------------------------------------------------------------
HEALTH CARE COST CONTAINMENT -- 2.0%
McKesson(B)                           187,747           9,951
                                                -------------
                                                        9,951
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 0.2%
Guidant(C)                             11,487             845
                                                -------------
                                                          845
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 3.9%
Becton Dickinson(C)                    19,059           1,235
Johnson & Johnson(B)                  307,060          17,668
                                                -------------
                                                       18,903
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 0.3%
Amgen(C)*                              22,865           1,667
                                                -------------
                                                        1,667
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 1.6%
Abbott Laboratories(C)                 17,124             739
Forest Laboratories(C)*                19,909             921
Pfizer(B)                             238,210           6,117
                                                -------------
                                                        7,777
--------------------------------------------------------------------------------
MEDICAL-HMO -- 0.2%
Humana(C)*                             20,345           1,135
                                                -------------
                                                        1,135
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- 0.2%
HCA(C)                                 21,998           1,080
                                                -------------
                                                        1,080
--------------------------------------------------------------------------------
MEDICAL-WHOLESALE DRUG DISTRIBUTORS -- 2.6%
AmerisourceBergen(C)                   47,508           2,073
Cardinal Health(C)                    149,889          10,798
                                                -------------
                                                       12,871
--------------------------------------------------------------------------------
OPTICAL SUPPLIES -- 0.1%
Bausch & Lomb(C)                        6,061             409
                                                -------------
                                                          409
                                                -------------
TOTAL HEALTH CARE (COST $61,279)                       63,271
                                                -------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 4.7%
AEROSPACE/DEFENSE -- 1.7%
Lockheed Martin(B)                    116,731           7,897
Raytheon(B)                            10,748             440
                                                -------------
                                                        8,337
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

Description                            Shares       Value (000)
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.9%
Danaher                                22,636   $       1,282
Eaton(C)                               32,056           2,122
General Electric(C)                    30,637           1,004
                                                -------------
                                                        4,408
--------------------------------------------------------------------------------
ELECTRONICS-MILITARY -- 0.2%
L-3 Communications Holdings(B)         14,228           1,153
                                                -------------
                                                        1,153
--------------------------------------------------------------------------------
ENGINES-INTERNAL COMBUSTION -- 0.5%
Cummins(C)                             25,523           2,483
                                                -------------
                                                        2,483
--------------------------------------------------------------------------------
INSTRUMENTS-SCIENTIFIC -- 0.2%
Fisher Scientific International(C)*    17,496           1,170
                                                -------------
                                                        1,170
--------------------------------------------------------------------------------
MACHINERY-CONSTRUCTION & MINING -- 0.4%
Caterpillar                            24,674           1,675
                                                -------------
                                                        1,675
--------------------------------------------------------------------------------
TOOLS-HAND HELD -- 0.8%
Black & Decker(C)                      43,915           3,790
                                                -------------
                                                        3,790
                                                -------------
TOTAL INDUSTRIAL (COST $21,072)                        23,016
                                                -------------
--------------------------------------------------------------------------------
SERVICES -- 6.0%
COMMERCIAL SERVICES -- 0.2%
Convergys*                             51,722             890
                                                -------------
                                                          890
--------------------------------------------------------------------------------
COMMERCIAL SERVICES-FINANCE -- 1.9%
H&R Block(C)                          380,350           9,303
                                                -------------
                                                        9,303
--------------------------------------------------------------------------------
COMPUTER SERVICES -- 1.6%
Affiliated Computer Services, Cl A(C)*125,960           7,885
                                                -------------
                                                        7,885
--------------------------------------------------------------------------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 0.3%
Cendant(C)                            103,972           1,740
                                                -------------
                                                        1,740
--------------------------------------------------------------------------------
PRINTING-COMMERCIAL -- 0.1%
RR Donnelley & Sons                    15,636             510
                                                -------------
                                                          510
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 1.9%
Qwest Communications International(B)*504,155           3,035
Sprint Nextel(B)                      255,746           5,854
Verizon Communications                 15,187             481
                                                -------------
                                                        9,370
                                                -------------
TOTAL SERVICES (COST $28,897)                          29,698
                                                -------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 13.6%
APPLICATIONS SOFTWARE -- 0.8%
Microsoft(B)                          132,656           3,734
                                                -------------
                                                        3,734
--------------------------------------------------------------------------------

Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMPUTER AIDED DESIGN -- 0.1%
Autodesk(C)                            18,223   $         740
                                                -------------
                                                          740
--------------------------------------------------------------------------------
COMPUTERS -- 4.5%
Apple Computer*                         8,881             671
Dell*                                 116,995           3,429
Hewlett-Packard(C)                    320,282           9,986
International Business Machines(C)     99,515           8,091
                                                -------------
                                                       22,177
--------------------------------------------------------------------------------
COMPUTERS-INTEGRATED SYSTEMS -- 0.6%
NCR(C)*                                76,195           2,831
                                                -------------
                                                        2,831
--------------------------------------------------------------------------------
E-COMMERCE/PRODUCTS -- 0.8%
Amazon.com(C)*                         85,093           3,814
                                                -------------
                                                        3,814
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.9%
Freescale Semiconductor, Cl B(C)*     145,991           3,686
Intel(B)                              477,209          10,150
Nvidia(B)*                             80,423           3,616
Texas Instruments(B)                  227,820           6,659
                                                -------------
                                                       24,111
--------------------------------------------------------------------------------
NETWORKING PRODUCTS -- 0.6%
Cisco Systems(C)*                     164,039           3,046
                                                -------------
                                                        3,046
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 0.1%
Lucent Technologies(B)*               179,417             474
                                                -------------
                                                          474
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 0.4%
Yahoo!*                                55,267           1,898
                                                -------------
                                                        1,898
--------------------------------------------------------------------------------
WIRELESS EQUIPMENT -- 0.8%
Motorola(B)                           172,747           3,923
                                                -------------
                                                        3,923
                                                -------------
TOTAL TECHNOLOGY (COST $63,504)                        66,748
                                                -------------
--------------------------------------------------------------------------------
TRANSPORTATION -- 2.3%
TRANSPORT-RAIL -- 1.6%
CSX(D)                                 63,699           3,410
Norfolk Southern(B)                    62,528           3,116
Union Pacific                          18,928           1,674
                                                -------------
                                                        8,200
--------------------------------------------------------------------------------
TRANSPORT-SERVICES -- 0.7%
FedEx(C)                               11,139           1,127
Ryder System(B)                        49,913           2,231
                                                -------------
                                                        3,358
                                                -------------
TOTAL TRANSPORTATION (COST $9,049)                     11,558
                                                -------------
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                   Shares/Face
Description                        Amount (000)     Value (000)
--------------------------------------------------------------------------------
UTILITIES -- 3.7%
ELECTRIC-GENERATION -- 0.7%
AES(C)*                               196,648   $       3,351
                                                -------------
                                                        3,351
--------------------------------------------------------------------------------
ELECTRIC-INTEGRATED -- 3.0%
Centerpoint Energy(C)                 321,653           4,111
CMS Energy(C)*                        123,738           1,790
Edison International(C)                76,280           3,343
Public Service Enterprise Group(B)      8,349             581
TXU                                    96,790           4,901
                                                -------------
                                                       14,726
                                                -------------
TOTAL UTILITIES (COST $16,671)                         18,077
                                                -------------
TOTAL COMMON STOCK (COST $485,908)                    516,148
                                                -------------
--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATION -- 5.9%
   U.S. Treasury Bill (A)
   3.708%, 02/23/06            $       29,040          28,968
                                                -------------
TOTAL U.S. TREASURY OBLIGATION (COST $28,974)          28,968
                                                -------------
--------------------------------------------------------------------------------
CASH EQUIVALENTS -- 5.3%
HighMark Diversified
   Money Market Fund                8,167,566           8,168
Union Bank of California
   Money Market Fund               17,651,309          17,651
                                                -------------
TOTAL CASH EQUIVALENTS (COST $25,819)                  25,819
                                                -------------
TOTAL INVESTMENTS -- 116.3% (COST $540,701)           570,935
                                                -------------
--------------------------------------------------------------------------------
SECURITIES SOLD SHORT -- (17.4)%
BASIC MATERIALS -- (1.9)%
BUILDING & CONSTRUCTION PRODUCTS-MISCELLANEOUS -- (0.6)%
Vulcan Materials                      (38,802)         (2,789)
                                                -------------
                                                       (2,789)
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- (0.8)%
MeadWestvaco                         (147,412)         (3,935)
                                                -------------
                                                       (3,935)
--------------------------------------------------------------------------------
RUBBER-TIRES -- (0.5)%
Cooper Tire & Rubber                 (157,039)         (2,354)
                                                -------------
                                                       (2,354)
                                                -------------
TOTAL BASIC MATERIALS (PROCEEDS $(9,277))              (9,078)
                                                -------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- (5.3)%
AUTO/TRUCK PARTS & EQUIPMENT-ORIGINAL -- (0.2)%
Dana                                 (196,495)           (957)
                                                -------------
                                                         (957)
--------------------------------------------------------------------------------
CASINO SERVICES -- (0.4)%
International Game Technology         (47,977)         (1,717)
                                                -------------
                                                       (1,717)
--------------------------------------------------------------------------------
PUBLISHING-NEWSPAPERS -- (1.0)%
New York Times, Cl A                 (177,413)         (5,021)
                                                -------------
                                                       (5,021)
--------------------------------------------------------------------------------


Description                           Shares        Value (000)
--------------------------------------------------------------------------------
RETAIL-JEWELRY -- (1.6)%
Tiffany                              (204,588)  $      (7,713)
                                                -------------
                                                       (7,713)
--------------------------------------------------------------------------------
RETAIL-OFFICE SUPPLIES -- (0.5)%
OfficeMax                             (85,229)         (2,435)
                                                -------------
                                                       (2,435)
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- (1.2)%
Wendy's International                (101,109)         (5,960)
                                                -------------
                                                       (5,960)
--------------------------------------------------------------------------------
TELEVISION -- (0.4)%
Univision Communications, Cl A*       (66,444)         (2,115)
                                                -------------
                                                       (2,115)
                                                -------------
TOTAL CONSUMER CYCLICAL (PROCEEDS $(24,120))          (25,918)
                                                -------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- (0.7)%
FOOD-RETAIL -- (0.1)%
Whole Foods Market                     (9,157)           (677)
                                                -------------
                                                         (677)
--------------------------------------------------------------------------------
OFFICE SUPPLIES & FORMS -- (0.6)%
Avery Dennison                        (45,419)         (2,713)
                                                -------------
                                                       (2,713)
                                                -------------
TOTAL CONSUMER NON-CYCLICAL (PROCEEDS $(3,201))        (3,390)
                                                -------------
--------------------------------------------------------------------------------
ENERGY -- (2.7)%
INDEPENDENT POWER PRODUCER -- (0.4)%
Dynegy, Cl A*                        (334,659)         (1,841)
                                                -------------
                                                       (1,841)
--------------------------------------------------------------------------------
PIPELINES -- (2.3)%
Kinder Morgan                        (121,011)        (11,647)
                                                -------------
                                                      (11,647)
                                                -------------
TOTAL ENERGY (PROCEEDS $(12,681))                     (13,488)
                                                -------------
--------------------------------------------------------------------------------
FINANCIAL -- (3.6)%
FINANCIAL GUARANTEE INSURANCE -- (0.9)%
MBIA                                  (44,964)         (2,768)
MGIC Investment                       (26,990)         (1,782)
                                                -------------
                                                       (4,550)
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- (0.6)%
Janus Capital Group                  (140,026)         (2,925)
                                                -------------
                                                       (2,925)
--------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- (1.1)%
XL Capital, Cl A                      (81,958)         (5,545)
                                                -------------
                                                       (5,545)
--------------------------------------------------------------------------------
SUPER-REGIONAL BANKS-US -- (1.0)%
Fifth Third Bancorp                  (122,161)         (4,590)
                                                -------------
                                                       (4,590)
                                                -------------
TOTAL FINANCIAL (PROCEEDS $(16,153))                  (17,610)
                                                -------------
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                     Shares/
Description                         Contracts       Value (000)
--------------------------------------------------------------------------------
HEALTH CARE -- (0.6)%
MEDICAL-DRUGS -- (0.3)%
Bristol-Myers Squibb                  (61,518)  $      (1,402)
                                                -------------
                                                       (1,402)
--------------------------------------------------------------------------------
MEDICAL-HOSPITALS -- (0.3)%
Tenet Healthcare*                    (197,043)         (1,433)
                                                -------------
                                                       (1,433)
                                                -------------
TOTAL HEALTH CARE (PROCEEDS $(3,523))                  (2,835)
                                                -------------
--------------------------------------------------------------------------------
INDUSTRIAL -- (0.1)%
FILTRATION/SEPARATION PRODUCTS -- (0.1)%
Pall                                  (17,548)           (505)
                                                -------------
TOTAL INDUSTRIAL (PROCEEDS $(541))                       (505)
                                                -------------
--------------------------------------------------------------------------------
SERVICES -- (0.2)%
COMMERCIAL SERVICES-FINANCE -- (0.2)%
Paychex                               (28,910)         (1,051)
                                                -------------
TOTAL SERVICES (PROCEEDS $(1,002))                     (1,051)
                                                -------------
--------------------------------------------------------------------------------
TECHNOLOGY -- (1.6)%
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- (0.5)%
Applied Micro Circuits*              (144,987)           (477)
PMC - Sierra*                         (79,390)           (751)
QLogic*                               (34,298)         (1,360)
                                                -------------
                                                       (2,588)
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- (0.2)%
Applied Materials                     (24,434)           (466)
Maxim Integrated Products             (11,561)           (474)
                                                -------------
                                                         (940)
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- (0.6)%
Tellabs*                             (232,267)         (2,971)
                                                -------------
                                                       (2,971)
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT-FIBER OPTICS -- (0.3)%
Ciena*                               (169,681)           (679)
JDS Uniphase*                        (220,549)           (690)
                                                -------------
                                                       (1,369)
                                                -------------
TOTAL TECHNOLOGY (PROCEEDS $(6,822))                   (7,868)
                                                -------------
--------------------------------------------------------------------------------
UTILITIES -- (0.7)%
ELECTRIC-INTEGRATED -- (0.7)%
Pinnacle West Capital                 (74,972)         (3,194)
TECO Energy                           (24,871)           (425)
                                                -------------
                                                       (3,619)
                                                -------------
TOTAL UTILITIES (PROCEEDS $(3,534))                    (3,619)
--------------------------------------------------------------------------------
TOTAL SECURITIES SOLD SHORT
  (PROCEEDS $(80,854))                                (85,362)
                                                -------------
--------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- (1.4)%
CBOE Dow Jones Utility
   February 2006 420 Call                (400)           (120)
PHLX Bank Index
   February 2006 100 Call              (1,700)           (680)
--------------------------------------------------------------------------------

Description                           Contracts     Value (000)
--------------------------------------------------------------------------------
WRITTEN INDEX OPTION CONTRACTS -- CONTINUED
PHLX Utility Index
   February 2006 440 Call                (400)  $        (136)
S&P 500 Index
   February 2006 1250 Call             (1,250)         (3,975)
S&P 500 Index
   February 2006 1265 Call               (975)         (2,018)
                                                -------------
                                                       (6,929)
--------------------------------------------------------------------------------
TOTAL WRITTEN INDEX OPTION CONTRACTS
  (PREMIUMS RECEIVED $(5,800))                         (6,929)
                                                -------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 2.5%
Receivable for Capital Shares Redeemed                 11,082
Payable for Investment Advisory Fees                     (305)
Payable for Administration Fees                           (49)
Payable for Distribution Fees                            (116)
Payable for Trustees' Fees                                 (6)
Other Assets and Liabilities, Net                       1,569
                                                -------------
TOTAL OTHER ASSETS AND LIABILITIES                     12,175
                                                -------------
NET ASSETS -- 100.0%                            $     490,819
                                                =============
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-capital ($0.001 par value)               $    480,906
Accumulated net investment loss                        (4,898)
Accumulated net realized loss on investments           (9,304)
Unrealized appreciation on investments, securities
   sold short and written index option contracts       24,597
Unrealized depreciation on future contracts              (784)
Unrealized appreciation on forward foreign currency
   contracts and translation of other assets and
   liabilities denominated in foreign currency            302
                                                -------------
NET ASSETS                                      $     490,819
                                                =============
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($168,119,624 / 13,021,742 SHARES)                  $12.91
                                                       ======
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($12.91/94.25%)                                     $13.70
                                                       ======
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($117,416,740 / 9,127,591 SHARES)                   $12.86
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Z
   ($204,030,054 / 15,819,812 SHARES)                  $12.90
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($1,252,357 / 97,131 SHARES)                        $12.89
                                                       ======

* Non-income producing security.

+ Class C shares have a contingent deferred sales charge. For a description of all possible sales charges, please see the Fund's prospectus.

(A)   -- The rate reported is the effective yield at time of purchase.
(B)   -- All or a portion of this security is held as collateral for short sales.
(C) -- All or a portion of this security has been pledged as collateral on open written option contracts.
Cl    -- Class
HMO   -- Health Maintenance Organization
ISP   -- Internet Service Provider
S&L   -- Savings and Loan
REITs -- Real Estate Investment Trusts

Cost figures are shown with "000's" omitted.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)


Description
--------------------------------------------------------------------------------

The Fund had the following futures contracts open as of January 31, 2006:

                                                    UNREALIZED
                         NUMBER                    APPRECIATION
                           OF       SETTLEMENT    (DEPRECIATION)
CONTRACT DESCRIPTION   CONTRACTS       MONTH           (000)
--------------------   ---------    ----------    --------------
Amsterdam Index           552       February - 06    $ 2,346
Australian 10-year Bond  (268)       March - 06         (137)
CAC40 Index             1,015       February - 06      2,536
Canadian 10-year          754        March - 06         (802)
DAX Index                (357)       March - 06       (4,033)
DJ Euro Stoxx 50 Index    179        March - 06          383
Euro Bond                 328        March - 06         (165)
FTSE 100 Index            538        March - 06        1,901
Hang Seng Index          (302)      February - 06       (608)
IBEX 35 Plus Index        299       February - 06      1,460
Japan 10-year Bond         73        March - 06          126
Long Gilt 10-year        (453)       March - 06         (553)
S&P 500 Index             (93)       March - 06         (230)
S&P/MIB Index            (109)       March - 06       (1,149)
S&P/TSE 60 Index         (244)       March - 06       (1,776)
SPI 200 Index            (538)       March - 06       (3,406)
TOPIX Index               301        March - 06        3,080
US 10-year Note        (1,111)       March - 06          243
                                                    --------
TOTAL                                                $  (784)
                                                    ========


As of January 31, 2006, the Fund had the following Forward Foreign Currency Contracts outstanding:

                                                                       UNREALIZED
MATURITY         CURRENCY             CURRENCY         CONTRACT      APPRECIATION/
  DATE          TO DELIVER           TO RECEIVE          VALUE       (DEPRECIATION)
--------   --------------------   -----------------   -----------   ---------------
03/15/06   USD       91,901,357   AUD   124,000,000   $93,901,350    $ 1,999,993
03/15/06   USD        4,329,829   CAD     5,000,000     4,396,352         66,523
03/15/06   USD        7,010,600   GBP     4,000,000     7,114,003        103,403
03/15/06   USD       93,126,144   NOK   260,000,000    93,461,718        335,574
03/15/06   USD       25,360,468   NZD    37,000,000    25,300,052        (60,416)
03/15/06   USD       93,349,211   SEK   740,000,000    97,782,486      4,433,275
03/15/06   EUR       11,000,000   USD    12,949,332    13,397,909       (448,577)
03/15/06   GBP       17,000,000   USD    29,464,205    30,234,513       (770,308)
03/15/06   CAD      107,000,000   USD    92,302,143    94,081,942     (1,779,799)
03/15/06   CHF      120,000,000   USD    91,775,723    94,267,408     (2,491,685)
03/15/06   JPY   10,700,000,000   USD    91,570,069    91,695,897       (125,828)
03/15/06   EUR       67,000,000   USD    80,743,641    81,605,442       (861,801)
03/15/06   SEK       50,000,000   USD     6,508,298     6,606,924        (98,626)
                                                                     -----------
TOTAL                                                                $   301,728
                                                                     ===========

AUD  -- Australian Dollar
CAD  -- Canadian Dollar
CHF  -- Swiss Franc
EUR  -- Euro
GBP  -- British Pound
JPY  -- Japanese Yen
NOK  -- Norwegian Krone
NZD  -- New Zealand Dollar
SEK  -- Swedish Krona
USD  -- U.S. Dollar

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL CLAY FINLAY CHINA FUND

OLD MUTUAL CLAY FINLAY CHINA FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Q.  HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

A. The Old Mutual Clay Finlay China Fund's inception date was December 30, 2005. During the period since inception through the end of the semi-annual period on January 31, 2006, the Fund's Class A shares gained 12.50% at net asset value. While the Fund posted solid absolute performance, it underperformed its benchmark, the MSCI China Index, which returned 14.07% for the same time period. Performance for all share classes can be found on the following page.

Q.  WHAT INVESTMENT ENVIRONMENT DID THE FUND FACE DURING THE PERIOD?

A. The investment community's interest in a broad spectrum of China-related companies seems to have increased. This is a change after a year dominated by a concentrated focus on Chinese companies in the energy and telecommunication services sectors. So far this year, consumer names have outperformed the broader index, as have securities in the materials and energy sectors. High oil prices helped the energy sector's performance. And China's strong gross domestic product (GDP) growth, which recorded a 9.9% gain in 2005, sent commodity prices to new heights aiding the materials sector.

Q.  WHICH MARKET FACTORS INFLUENCED THE FUND'S RELATIVE PERFORMANCE?

A. China reported GDP growth in 2005 of 9.9%, versus growth of 10.1% in 2004. These latest GDP figures make China the fourth largest economy in the world, with a GDP of $2.26 trillion. Liquidity conditions in China remained very supportive, as indicated by three-month interbank rates, which declined from 2.49% at the end of December to 1.89% at the end of January. Both of these factors attracted investors to the market, and resulted in the Fund's solid absolute return, and in China's outperformance within the context of broader Asia during the month.

Q.  HOW DID THE FUND'S COMPOSITION AFFECT PERFORMANCE?

A. Towards the end of 2005, the Chinese government confirmed what had been suspected for quite some time: the economy is larger than official statistics indicated. The size of the Chinese economy was revised upward by 17%, as a comprehensive census noted previously unaccounted for private sector service companies, such as village restaurants and barbers. The Fund is significantly overweight in these more domestically-focused areas, as Clay Finlay Inc. ("Clay Finlay"), the Fund's sub-adviser believes that the China consumer is only just beginning to spend on discretionary items. Indeed, retail sales in China have grown by 12-13% over the past year. Clay Finlay believes that the Fund is well-positioned in this regard, investing in retailers such as Ports Design, China Ting Group Holding and Prime Success International Group. The Fund also owns department store chain, Parkson Retail Group. In consumer staples, holdings include: China Mengniu Dairy, a dairy beverage company, as well as Hengan International Group, which makes paper-based personal care products.

    The Fund's underperformance relative to the benchmark stemmed largely from its underweight to the energy sector, which was among the top three performing sectors in January. Clay Finlay continues to believe that the current spot price of oil has more to do with fears of rising tensions with Iran than with supply and demand fundamentals. While the Fund does own the three major oil companies in China, it remains underweight relative to the benchmark in those stocks.

    Among the Fund's best performing holdings in January was CNOOC, China's offshore oil and gas company. The stock benefited from a rise in oil prices and investors were encouraged by the company's announcement of plans to increase production by 9% this year. China Petroleum & Chemical, also in the energy sector, was a strong contributor. The company is principally focused on downstream energy, with assets in refining and marketing. The stock, which had underperformed its more upstream peers in the last few years, is benefiting from the government's plan to deregulate the pricing of downstream oil products. Finally, in the materials sector, the Fund's holding in Angang New Steel, one of China's largest steel producers, fared well for a variety of reasons: (i) steel prices in China appear to have reached a low point, (ii) news of steel consolidation in Europe has improved sentiment towards the sector, and (iii) the government approved Angang New Steel's plans to acquire some assets from its parent.

    Detractors to performance during the period included Techtronic Industries, Vision Grande Group Holdings and Sina. Techtronic Industries is a manufacturer of hand-held power tools, and sells its Ryobi branded products in an exclusive arrangement with Home Depot. The company issued a profits downgrade after Home Depot adjusted its inventory policy, and also adjusted for some foreign exchange issues. Vision Grande, a manufacturer of cigarette cartons, saw profit taking after strong performance in 2005. Finally, Sina, a Chinese Internet company, declined after its earnings missed expectations on the back of softer mobile services revenues. Despite the fact that these companies detracted from performance during the period, they are still held by the Fund because Clay Finlay believes that they are positioned for growth. For example, Sina continues to gain new advertising customers.

Q.  WHAT IS THE INVESTMENT OUTLOOK FOR CHINESE STOCKS?

A. The run-up to Chinese New Year in January helped bolster stock returns. As such, Clay Finlay expects to see some consolidation over the next few months as profit taking ensues. The firm remains constructive on the Chinese consumer, especially on the back of rural reforms and wage increases. On the other hand, Clay Finlay is less enthusiastic about the industrials sector, where profits have and will continue to be squeezed by higher costs and lower selling prices. The firm also likes consumer names in Hong Kong, which benefit from rising Chinese wealth and notes that the property market may pick up later in the year, once headwinds from U.S. Federal Reserve interest rate hikes die down.

                             PERFORMANCE HIGHLIGHTS

o During the period since inception through the end of the semiannual period on January 31, 2006, the Fund's Class A shares gained 12.50% at net asset value. While the Fund posted solid absolute performance, it underperformed its benchmark, the MSCI China Index, which returned 14.07% for the same time period.

o The Fund's relative underperformance stemmed largely from its underweight to the energy sector, which was among the top three performing sectors in January.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL CLAY FINLAY CHINA FUND

OLD MUTUAL CLAY FINLAY CHINA FUND (UNAUDITED)


                       TOTAL RETURN AS OF JANUARY 31, 2006

--------------------------------------------------------------------------------
                                                          Since Inception*
--------------------------------------------------------------------------------
  Class A with front-end load                                   6.84%
--------------------------------------------------------------------------------
  Class A without load                                         12.50%
--------------------------------------------------------------------------------
  Class C with deferred sales load                             11.50%
--------------------------------------------------------------------------------
  Class C without deferred sales load                          12.50%
--------------------------------------------------------------------------------
  Class Z                                                      12.60%
--------------------------------------------------------------------------------
  Institutional Class                                          12.60%
--------------------------------------------------------------------------------
  MSCI China Index                                             14.07%
--------------------------------------------------------------------------------
  Lipper China Region Funds Average                            11.29%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Information about these performance results and the comparative indexes can be found on pages 2 and 3.
* Not annualized, inception date 12/30/05.

                                                               FUND PERFORMANCE

                                         [LINE CHART OMITTED PLOT POINTS FOLLOWS]

                      OM Clay Finlay       OM Clay Finlay      OM Clay Finlay     OM Clay Finlay                       Lipper China
                       China Fund -         China Fund -        China Fund -       China Fund -                          Region
                          Class A              Class C             Class Z      Institutional Class     MSCI China     Funds Average
12/31/2005                  9500                 10000                10000             10000              10000          10000
1/31/2006                  10688                 11150                11260             11260              11407          11129

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The graph above compares an investment made in the Fund's Class A, C, Z and Institutional shares on the inception date of 12/30/05 to an investment made in unmanaged securities indexes on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. Performance for the Fund's Class C shares assumes the payment of a contingent deferred sales load, which is charged on investments held less than one year. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

ASSET CLASS WEIGHTINGS AS OF JANUARY 31, 2006

[PIE CHART OMITTED PLOT POINTS FOLLOWS]

Basic Materials                12%
Consumer Cyclical              14%
Consumer Non-Cyclical           4%
Energy                         22%
Financial                      13%
Health Care                     4%
Industrial                      3%
Services                       10%
Technology                     15%
Transportation                  3%

% of Total Fund Investments


        TOP TEN HOLDINGS AS OF JANUARY 31, 2006

CNOOC                                                5.6%
China Petroleum & Chemical                           5.5%
PetroChina ADR                                       4.0%
Hengan International Group                           3.7%
China Resources Enterprises                          3.7%
China Mobile                                         3.6%
Hon Hai Precision GDR                                3.6%
China Life Insurance                                 3.0%
China Mengniu Dairy                                  2.6%
Shun Tak                                             2.6%
--------------------------------------------------------------------------------
Combined Top Ten Holdings as a %
of Total Fund Investments                           37.9%

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL CLAY FINLAY CHINA FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 99.3%
BASIC MATERIALS -- 10.2%
CHEMICALS-DIVERSIFIED -- 2.1%
Kingboard Chemical Holdings            37,000   $         119
                                                -------------
                                                          119
--------------------------------------------------------------------------------
GOLD MINING -- 2.2%
Sino Gold Limited*                     33,000              93
Zijin Mining Group                     52,000              30
                                                -------------
                                                          123
--------------------------------------------------------------------------------
METAL-ALUMINUM -- 1.6%
Aluminum Corp of China                 98,000              91
                                                -------------
                                                           91
--------------------------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 1.9%
Lee & Man Paper Manufacturing          90,000             104
                                                -------------
                                                          104
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 2.4%
Angang New Steel                      186,000             136
                                                -------------
                                                          136
                                                -------------
TOTAL BASIC MATERIALS (COST $483)                         573
                                                -------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 15.4%
APPAREL MANUFACTURERS -- 3.9%
China Ting Group Holdings*            382,000             111
Ports Design                           86,000             111
                                                -------------
                                                          222
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE -- 2.1%
Esprit Holdings                        13,500             118
                                                -------------
                                                          118
--------------------------------------------------------------------------------
FOOTWEAR & RELATED APPAREL -- 2.1%
Prime Success International Group     198,000             121
                                                -------------
                                                          121
--------------------------------------------------------------------------------
HOTELS & MOTELS -- 2.0%
Regal Hotels International Holdings 1,410,000             111
                                                -------------
                                                          111
--------------------------------------------------------------------------------
INTIMATE APPAREL -- 1.4%
Top Form International                316,000              78
                                                -------------
                                                           78
--------------------------------------------------------------------------------
RETAIL-HYPERMARKETS -- 1.2%
Wumart Stores                          30,000              66
                                                -------------
                                                           66
--------------------------------------------------------------------------------
RETAIL-MAJOR DEPARTMENT STORE -- 1.3%
Parkson Retail Group*                  28,000              72
                                                -------------
                                                           72
--------------------------------------------------------------------------------
TEXTILE-PRODUCTS -- 1.4%
Texwinca Holdings                     104,000              78
                                                -------------
                                                           78
                                                -------------
TOTAL CONSUMER CYCLICAL (COST $763)                       866
                                                -------------
--------------------------------------------------------------------------------

                                                    Market
Description                           Shares        Value (000)
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 4.1%
BREWERY -- 1.4%
Kingway Brewery Holdings              200,000  $           81
                                                -------------
                                                           81
--------------------------------------------------------------------------------
FOOD-DAIRY PRODUCTS -- 2.7%
China Mengniu Dairy                   140,000             150
                                                -------------
                                                          150
                                                -------------
TOTAL CONSUMER NON-CYCLICAL (COST $199)                   231
                                                -------------
--------------------------------------------------------------------------------
ENERGY -- 21.8%
GAS-DISTRIBUTION -- 2.2%
Xinao Gas Holdings                    158,000             122
                                                -------------
                                                          122
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 5.6%
CNOOC                                 369,000             317
                                                -------------
                                                          317
--------------------------------------------------------------------------------
OIL COMPANIES-INTEGRATED -- 9.6%
China Petroleum & Chemical            504,000             312
PetroChina ADR                          2,300             230
                                                -------------
                                                          542
--------------------------------------------------------------------------------
PIPELINES -- 2.3%
China Gas Holdings*                   660,000             129
                                                -------------
                                                          129
--------------------------------------------------------------------------------
POWER CONVERSION/SUPPLY EQUIPMENT -- 2.1%
Harbin Power Equipment Company        150,000             119
                                                -------------
                                                          119
                                                -------------
TOTAL ENERGY (COST $1,047)                              1,229
                                                -------------
--------------------------------------------------------------------------------
FINANCIAL -- 13.0%
COMMERCIAL BANKS NON-US -- 1.2%
China Construction Bank*              174,000              68
                                                -------------
                                                           68
--------------------------------------------------------------------------------
LIFE/HEALTH INSURANCE -- 3.0%
China Life Insurance*                 170,000             170
                                                -------------
                                                          170
--------------------------------------------------------------------------------
REAL ESTATE OPERATION/DEVELOPMENT -- 8.8%
China Overseas Land & Investment       54,000              28
Far East Consortium International     206,000              76
Shanghai Real Estate                  524,000              93
Shenzhen Investment                   358,000              61
Shun Tak                              136,000             149
Sino Land                              62,000              87
                                                -------------
                                                          494
                                                -------------
TOTAL FINANCIAL (COST $644)                               732
                                                -------------
--------------------------------------------------------------------------------
HEALTH CARE -- 3.7%
FEMININE HEALTH CARE PRODUCTS -- 3.7%
Hengan International Group            176,000             210
                                                -------------
                                                          210
                                                -------------
TOTAL HEALTH CARE (COST $198)                             210
                                                -------------
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL CLAY FINLAY CHINA FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
INDUSTRIAL -- 2.9%
MACHINE TOOLS & RELATED PRODUCTS -- 1.4%
Techtronic Industries                  42,000   $          81
                                                -------------
                                                           81
--------------------------------------------------------------------------------
MACHINERY-MATERIAL HANDLING -- 1.5%
Shanghai Zhenhua Port Machinery        70,000              82
                                                -------------
                                                           82
                                                -------------
TOTAL INDUSTRIAL (COST $178)                              163
                                                -------------
--------------------------------------------------------------------------------
SERVICES -- 9.8%
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 4.7%
Beijing Enterprises Holdings           30,000              55
China Resources Enterprises            98,000             209
                                                -------------
                                                          264
--------------------------------------------------------------------------------
PRINTING-COMMERCIAL -- 2.6%
Vision Grande Group Holdings          234,000             146
                                                -------------
                                                          146
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 2.5%
Cosco Pacific                          68,000             139
                                                -------------
                                                          139
                                                -------------
TOTAL SERVICES (COST $512)                                549
                                                -------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 15.1%
APPLICATIONS SOFTWARE -- 2.2%
Kingdee International Software        400,000             122
                                                -------------
                                                          122
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 3.6%
China Mobile                           42,000             206
                                                -------------
                                                          206
--------------------------------------------------------------------------------
COMPUTERS-PERIPHERAL EQUIPMENT -- 2.6%
TPV Technology                        128,000             146
                                                -------------
                                                          146
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 3.6%
Hon Hai Precision GDR                  15,200             204
                                                -------------
                                                          204
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 1.4%
China Telecom                         204,000              78
                                                -------------
                                                           78
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 1.7%
Sina*                                   4,100              95
                                                -------------
                                                           95
                                                -------------
TOTAL TECHNOLOGY (COST $781)                              851
                                                -------------
--------------------------------------------------------------------------------
TRANSPORTATION -- 3.3%
AIRPORT DEVELOPMENT/MAINTENANCE -- 1.1%
Beijing Capital International Airport 110,000              62
                                                -------------
                                                           62
--------------------------------------------------------------------------------

                                                      Market
Description                           Shares        Value (000)
--------------------------------------------------------------------------------
PUBLIC THROUGH FARES -- 2.2%
Anhui Expressway                      206,000   $         122
                                                -------------
                                                          122
                                                -------------
TOTAL TRANSPORTATION (COST $153)                          184
                                                -------------
TOTAL COMMON STOCK (COST $4,958)                        5,588
                                                -------------
TOTAL INVESTMENTS -- 99.3% (COST $4,958)                5,588
                                                -------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 0.7%
Receivable from Investment Adviser                         20
Payable for Administration Fees                            (1)
Payable for Trustees' Fees                                 (1)
Payable for Investment Securities Purchased              (127)
Other Assets and Liabilities, Net                         150
                                                -------------
TOTAL OTHER ASSETS AND LIABILITIES                         41
                                                -------------
NET ASSETS -- 100.0%                            $       5,629
                                                =============
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital ($0.001 par value)              $       5,000
Accumulated net investment loss                            (5)
Accumulated net realized gain on investments                4
Unrealized appreciation on investments                    630
                                                -------------
NET ASSETS                                      $       5,629
                                                =============
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($1,125 / 100 SHARES)                               $11.25
                                                       ======
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($11.25/94.25%)                                     $11.94
                                                       ======
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($1,125 / 100 SHARES)                               $11.25
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Z
   ($1,126 / 100 SHARES)                               $11.26
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($5,625,609 / 499,700 SHARES)                       $11.26
                                                       ======

* Non-income producing security.

+ Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
ISP -- Internet Service Provider
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL CLAY FINLAY EMERGING MARKETS FUND

OLD MUTUAL CLAY FINLAY EMERGING MARKETS FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Q.  HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

A. The Old Mutual Clay Finlay Emerging Markets Fund's inception date was December 30, 2005. During the period since inception through the semiannual period ended January 31, 2006, the Fund's Class A shares gained 9.70% at net asset value. While the Fund demonstrated strong performance since its inception, the Fund underperformed its benchmark, the MSCI Emerging Markets Index, which returned 11.17% for the same time period. Performance for all share classes can be found on the following page.

Q.  WHAT INVESTMENT ENVIRONMENT DID THE FUND FACE DURING THE PERIOD?

A. The Fund faced many of the same issues that were prevalent throughout 2005 in January 2006: high risk appetites and global liquidity, combined with strong commodity prices. These factors resulted in expectations for continued solid earnings growth, and the willingness of investors to pay the same or higher multiples for those earnings.

Q.  WHICH MARKET FACTORS INFLUENCED THE FUND'S RELATIVE PERFORMANCE?

A. Although the global economy remains robust for the time being, Clay Finlay Inc. ("Clay Finlay"), the Fund's sub-adviser, anticipates a global economic slowdown and has positioned the Fund in anticipation of this deceleration. The Fund's underweight position to Brazil, for example, is based on an expectation of a moderation in the commodity cycle. Another manifestation of this muted global outlook can be seen in the Fund's preponderance of defensive beverage stocks in Mexico. These stocks underperformed in January, as the market continued to favor more economically sensitive stocks.

Q.  HOW DID THE FUND'S COMPOSITION AFFECT PERFORMANCE?

A. The Fund was bolstered by its exposure to Petroleo Brasileiro ADR (Brazil) and Surgutneftegaz ADR (Russia), oil companies that benefited from strong oil prices during the period. AngloGold Ashanti ADR, a gold company based in South Africa, was also helped by solid prices of its commodity.

    The Fund's performance was negatively impacted by its position in Daewoo Shipbuilding, as a strong Korean Won raised fears that the company might lose its competitiveness. Clay Finlay believes that the company's management has the expertise to continue winning contracts. Reduced expectations for production yields at LG Philip's (no longer a Fund holding) new plant, meanwhile, resulted in lower earnings guidance for that German company, detracting further from results. Finally, Hungary's OTP Bank Rt. was a victim of generalized concerns over Hungary's deteriorating fiscal accounts.

Q.  WHAT IS THE INVESTMENT OUTLOOK FOR EMERGING MARKET STOCKS?

A. The investment outlook for the emerging market stock market is cautiously optimistic. While healthy returns are expected in 2006, results are not likely to be as stellar as they were in 2005, when the MSCI Emerging Markets Index rose by nearly 35%. Some of the headwinds that emerging markets will face in 2006 include: major elections in Mexico, Brazil and Peru, a possible moderation in the commodity cycle, and a potential slowdown in global growth as a result of weaker U.S. consumer spending.

    Still, many emerging market countries are supported by factors that support further earnings growth, including interest rate cuts in Brazil and Turkey, stronger company balance sheets and improving economics in South Korea, Israel and Taiwan, sound fiscal accounts in Russia and Chile, and infrastructure spending in South Africa and Russia. Furthermore, lower commodity prices, while hurting commodity exporters such as Latin America, would help commodity importers like Asia. Finally, valuation multiples in emerging market stocks are not as high as they have been in previous rallies, and remain at an attractive discount to their counterparts in the developed markets.

                             PERFORMANCE HIGHLIGHTS

o The Fund demonstrated strong absolute performance since its inception, but underperformed its benchmark.

o The Fund's underperformance can be largely attributed to an underweight position to Brazil, which was established in anticipation of moderations in both global growth and the commodity cycle.

o Strong stock selection in Russia was a positive contributor to Fund performance.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL CLAY FINLAY EMERGING MARKETS FUND

OLD MUTUAL CLAY FINLAY EMERGING MARKETS FUND (UNAUDITED)

                       TOTAL RETURN AS OF JANUARY 31, 2006
--------------------------------------------------------------------------------
                                                           Since Inception*
--------------------------------------------------------------------------------
  Class A with front-end load                                    4.18%
--------------------------------------------------------------------------------
  Class A without load                                           9.70%
--------------------------------------------------------------------------------
  Class C with deferred sales load                               8.60%
--------------------------------------------------------------------------------
  Class C without deferred sales load                            9.60%
--------------------------------------------------------------------------------
  Class Z                                                        9.70%
--------------------------------------------------------------------------------
  Institutional Class                                            9.70%
--------------------------------------------------------------------------------
  MSCI Emerging Markets Index                                   11.17%
--------------------------------------------------------------------------------
  Lipper Emerging Markets Funds Average                         11.47%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Information about these performance results and the comparative indexes can be found on pages 2 and 3.
* Not annualized, inception date 12/30/05.

                                                                FUND PERFORMANCE

                                         [LINE CHART OMITTED PLOT POINTS FOLLOWS]
                                                                                                                             Lipper
                           OM                   OM Clay            OM Clay            OM Clay                               Emerging
                 Clay Finley Emerging      Finlay Emerging    Finlay Emerging    Finlay Emerging                             Markets
                     Markets Fund -         Markets Fund -     Markets Fund -      Markets Fund                              Funds
                         Class A                Class C            Class Z      Institutional Class   MSCI Emerging Mkts     Average
12/31/2005                 9500                 10000               10000             10000                 10000            10000
1/31/2006                 10422                 10860               10970             10970                 11117            11147

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The graph above compares an investment made in the Fund's Class A, C, Z and Institutional shares on the inception date of 12/30/05 to an investment made in unmanaged securities indexes on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. Performance for the Fund's Class C shares assumes the payment of a contingent deferred sales load, which is charged on investments held less than one year. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

ASSET CLASS WEIGHTINGS AS OF JANUARY 31, 2006

[PIE CHART OMITTED PLOT POINTS FOLLOWS]

Basic Materials                    7%
Consumer Cyclical                  1%
Consumer Non-Cyclical              4%
Energy                            10%
Financial                          4%
Health Care                        3%
Industrial                         1%
Services                           5%
Technology                        29%
Utilities                          3%
Foreign Common Stock              33%

% of Total Fund Investments


TOP TEN HOLDINGS AS OF JANUARY 31, 2006

Samsung Electronics GDR 144A                             6.2%
Hon Hai Precision GDR                                    4.3%
Satyam Computer Services ADR                             3.9%
Petroleo Brasileiro ADR                                  3.1%
Taiwan Semiconductor Manufacturing ADR                   3.0%
Kookmin Bank ADR                                         2.9%
AngloGold Ashanti ADR                                    2.9%
United Microelectronics ADR                              2.9%
Radware                                                  2.8%
Delta Electronics GDR                                    2.8%
--------------------------------------------------------------------------------
Combined Top Ten Holdings as a %
of Total Fund Investments                               34.8%

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL CLAY FINLAY EMERGING MARKETS FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 65.7%
BASIC MATERIALS -- 7.1%
DIVERSIFIED MINERALS -- 1.7%
Cia Vale do Rio Doce ADR                  900  $           46
                                               --------------
                                                           46
--------------------------------------------------------------------------------
GOLD MINING -- 2.9%
AngloGold Ashanti ADR                   1,300              79
                                               --------------
                                                           79
--------------------------------------------------------------------------------
STEEL-PRODUCERS -- 2.5%
Evraz GDR 144A                            600              12
Evraz Group GDR 144A                    2,800              58
                                               --------------
                                                           70
                                               --------------
TOTAL BASIC MATERIALS (COST $163)                         195
                                               --------------
--------------------------------------------------------------------------------
CONSUMER CYCLICAL -- 1.5%
RETAIL-HYPERMARKETS -- 1.5%
Wal-Mart de Mexico ADR, Cl V              700              41
                                               --------------
TOTAL CONSUMER CYCLICAL (COST $38)                         41
                                               --------------
--------------------------------------------------------------------------------
CONSUMER NON-CYCLICAL -- 3.7%
BREWERY -- 3.7%
Compania Cervecerias Unidas ADR*        1,000              25
Grupo Modelo ADR, Cl C                  1,000              37
Quilmes ADR*                            1,100              40
                                               --------------
                                                          102
                                               --------------
TOTAL CONSUMER NON-CYCLICAL (COST $100)                   102
                                               --------------
--------------------------------------------------------------------------------
ENERGY -- 10.1%
OIL COMPANIES-INTEGRATED -- 10.1%
China Petroleum & Chemical ADR            500              31
LUKOIL ADR                                800              61
PetroChina ADR                            300              30
Petroleo Brasileiro ADR                   900              85
Surgutneftegaz ADR                      1,000              69
                                               --------------
                                                          276
                                               --------------
TOTAL ENERGY (COST $220)                                  276
                                               --------------
--------------------------------------------------------------------------------
FINANCIAL -- 3.6%
COMMERCIAL BANKS NON-US -- 3.6%
China Construction Bank*               52,000              20
Kookmin Bank ADR*                       1,000              80
                                               --------------
                                                          100
                                               --------------
TOTAL FINANCIAL (COST $93)                                100
                                               --------------
--------------------------------------------------------------------------------
HEALTH CARE -- 2.7%
MEDICAL-GENERIC DRUGS -- 2.7%
Teva Pharmaceutical ADR                 1,700              73
                                               --------------
TOTAL HEALTH CARE (COST $74)                               73
                                               --------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 0.9%
AEROSPACE/DEFENSE -- 0.9%
Empresa Brasileira de Aeronautica ADR     600              24
                                               --------------
TOTAL INDUSTRIAL (COST $23)                                24
                                               --------------
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
SERVICES -- 4.5%
SHIPBUILDING -- 1.8%
Daewoo Shipbuilding, GDR 144A*          1,000  $           49
                                               --------------
                                                           49
--------------------------------------------------------------------------------
TELEPHONE-INTEGRATED -- 2.7%
Philippine Long Distance Telephone ADR* 1,100              39
Tele Norte Leste Participacoes ADR*     2,000              36
                                               --------------
                                                           75
                                               --------------
TOTAL SERVICES (COST $129)                                124
                                               --------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 28.8%
APPLICATIONS SOFTWARE -- 3.9%
Satyam Computer Services ADR            2,700             106
                                               --------------
                                                          106
--------------------------------------------------------------------------------
CELLULAR TELECOMMUNICATIONS -- 1.0%
Mobile Telesystems ADR                    700              26
                                               --------------
                                                           26
--------------------------------------------------------------------------------
E-COMMERCE/PRODUCTS -- 2.4%
Submarino GDR 144A*                     1,400              66
                                               --------------
                                                           66
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISCELLANEOUS -- 4.3%
Hon Hai Precision GDR                   8,800             118
                                               --------------
                                                          118
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 6.2%
Samsung Electronics GDR 144A*             440             169
                                               --------------
                                                          169
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 2.8%
Radware*                                4,000              78
                                               --------------
                                                           78
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 5.9%
Taiwan Semiconductor
   Manufacturing ADR                    7,600              82
United Microelectronics ADR            24,000              79
                                               --------------
                                                          161
--------------------------------------------------------------------------------
TELECOMMUNICATION EQUIPMENT -- 1.5%
Nice Systems ADR*                         800              42
                                               --------------
                                                           42
--------------------------------------------------------------------------------
WEB PORTALS/ISP -- 0.8%
Sina*                                   1,000              23
                                               --------------
                                                           23
                                               --------------
TOTAL TECHNOLOGY (COST $707)                              789
                                               --------------
--------------------------------------------------------------------------------
UTILITIES -- 2.8%
POWER CONVERSION/SUPPLY EQUIPMENT -- 2.8%
Delta Electronics GDR                   7,400              77
                                               --------------
TOTAL UTILITIES (COST $78)                                 77
                                               --------------
TOTAL COMMON STOCK (COST $1,625)                        1,801
                                               --------------
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL CLAY FINLAY EMERGING MARKETS FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 33.0%
CHINA -- 3.1%
China Life Insurance*                  28,000  $           28
Hengan International Group             16,000              19
Wumart Stores                          10,000              22
Zijin Mining Group                     26,000              15
                                               --------------
TOTAL CHINA                                                84
                                               --------------
--------------------------------------------------------------------------------
HONG KONG -- 4.0%
China Gas Holdings*                   132,000              26
China Mengniu Dairy                    56,000              60
Parkson Retail Group*                  10,000              25
                                               --------------
TOTAL HONG KONG                                           111
                                               --------------
--------------------------------------------------------------------------------
HUNGARY -- 0.9%
OTP Bank Rt*                              700              24
                                               --------------
TOTAL HUNGARY                                              24
                                               --------------
--------------------------------------------------------------------------------
MALAYSIA -- 0.8%
Transmile Group BHD                     7,000              22
                                               --------------
TOTAL MALAYSIA                                             22
                                               --------------
--------------------------------------------------------------------------------
MEXICO -- 2.0%
Embotelladoras Arca SA                 11,000              27
Sare Holding Sa De Cv - Cl B*          22,000              28
                                               --------------
TOTAL MEXICO                                               55
                                               --------------
--------------------------------------------------------------------------------
PHILIPPINES -- 2.4%
Ayala Land                            134,000              28
Manila Water Company                  321,000              39
                                               --------------
TOTAL PHILIPPINES                                          67
                                               --------------
--------------------------------------------------------------------------------
SOUTH AFRICA -- 9.5%
Aveng                                  18,000              61
Impala Platinum Holdings                  200              35
Lewis Group                             4,800              42
Network Healthcare Holdings*           53,000              72
Standard Bank Group                     3,800              51
                                               --------------
TOTAL SOUTH AFRICA                                        261
                                               --------------
--------------------------------------------------------------------------------
SOUTH KOREA -- 6.1%
Daegu Bank                              2,600              41
Korea Investment Holdings                 600              25
NHN                                        90              27
Shinsegae                                  80              42
SK Corp                                   500              31
                                               --------------
TOTAL SOUTH KOREA                                         166
                                               --------------
--------------------------------------------------------------------------------
TAIWAN -- 1.3%
Motech Industries                       2,000              36
                                               --------------
TOTAL TAIWAN                                               36
                                               --------------
--------------------------------------------------------------------------------
THAILAND -- 2.9%
Amata Corp Public                      71,000              30
Kasikornbank                           29,000              50
                                               --------------
TOTAL THAILAND                                             80
                                               --------------
TOTAL FOREIGN COMMON STOCK (COST $842)                    906
--------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 98.7% (COST $2,467)                 2,707
                                               --------------
--------------------------------------------------------------------------------

                                                      Market
Description                                         Value (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.3%
Foreign Currency                               $           47
Receivable from Investment Adviser                         40
Payable for Trustees' Fees                                 (3)
Payable for Investment Securities Purchased               (66)
Other Assets and Liabilities, Net                          19
                                               --------------
TOTAL OTHER ASSETS AND LIABILITIES                         37
                                               --------------
NET ASSETS -- 100.0%                           $        2,744
                                               ==============
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital ($0.001 par value)             $        2,500
Accumulated net investment loss                            (1)
Accumulated net realized gain on investments                5
Unrealized appreciation on investments                    240
                                               --------------
NET ASSETS                                     $        2,744
                                               ==============
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($1,097 / 100 SHARES)                               $10.97
                                                       ======
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($10.97/94.25%)                                     $11.64
                                                       ======
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($1,096 / 100 SHARES)                               $10.96
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Z
   ($1,097 / 100 SHARES)                               $10.97
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($2,740,292 / 249,700 SHARES)                       $10.97
                                                       ======

* Non-income producing security.

+ Class C shares have a contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's prospectus.
144A -- Security sold within the terms of a private placement memorandum, which is exempt from registration under Section 3a-4 or 4(2), of the Securities Act of 1933 as amended or Rule 144A thereunder and may be sold only to dealers in that program or other accredited investors. On January 31, 2006, the value of these securities amounted to $354,000, representing 12.9% of the net assets of the Fund.
ADR -- American Depositary Receipt
Cl  -- Class
GDR -- Global Depositary Receipt
ISP -- Internet Service Provider
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND

Q.  HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

A. For the six-month period ended January 31, 2006, the Old Mutual Copper Rock Emerging Growth Fund outperformed its benchmark, the Russell 2000(R) Growth Index. The Fund's Class A shares gained 16.10% at net asset value for the six-month period while the Russell 2000(R) Growth Index returned 10.71%. The Fund also outperformed the Lipper Small Cap Growth Funds Average return of 10.01% for the period. Performance for all share classes can be found on the following page.

Q.  WHAT INVESTMENT ENVIRONMENT DID THE FUND FACE DURING THE PAST SIX MONTHS?

A. The small-cap growth stock universe exhibited steady growth for the second half of 2005 against a nervous backdrop caused by the Federal Reserve's tightening campaign, ballooning federal deficits and energy prices that remained elevated even as petroleum inventories returned to satisfactory levels. The month of January brought news from the Federal Reserve that led many experts to believe that the end of the tightening cycle is near and the small-cap growth stock universe experienced a major surge during this month as measured by the Russell 2000(R) Growth Index which gained 9.65% during the month of January 2006.

    One of the most significant events during the period came in the form of the destructive and fiscally expensive Hurricane Katrina, even though Hurricane Rita also wreaked her share of havoc. These natural disasters exposed the vulnerability of domestic oil production, causing a short-term supply disruption and sending energy prices skyrocketing. Hence, energy-related stocks led the way for the six-month period as oil prices surged past $65 per barrel at the end of January. Technology and autos & transportation also performed well during the time frame. Utilities was the only sector that was slightly negative during the period.

Q.  WHICH MARKET FACTORS INFLUENCED THE FUND'S RELATIVE PERFORMANCE?

A. Domestic equities continued to struggle against an environment that has been very familiar over the past year. Soaring oil prices, inflation, rising interest rates, a flattening yield curve and an anticipated slowdown in consumer spending all conspired against stocks during the six-month period. Despite these headwinds, valuations among small-cap growth stocks became increasingly attractive in the second half of 2005, as earnings growth met with lower share prices. Growth began to outperform value investments during this time frame. The technology sector was one of the driving forces behind this comeback in growth stocks.

Q.  HOW DID THE FUND'S COMPOSITION AFFECT PERFORMANCE?

A. Technology was a leading sector for the Fund. Within the technology sector, Copper Rock Capital Partners, LLC ("Copper Rock"), the Fund's sub-adviser, continued to pay close attention to companies with a clearly defined niche or unique product offering and strong business model. Returns were largely driven by three holdings in this sector: Rackable Systems, a firm that engages in the development, marketing, and sale of computer servers and storage systems for large-scale data center deployments in the United States, Europe, and Asia; Redback Networks, a telecommunications networking equipment provider; and software provider, Neoware Systems. In addition to delivering positive gains, all three companies comprised significant positions in the Fund.

    Within the materials sector and processing and producer durables industries, stock selection detracted from Fund performance. Fund holdings in these areas underperformed the benchmark and produced negative returns. Negative performers included manufacturing firm, ESCO Technologies; biotech company, Senomyx (no longer a Fund holding); and photolithography and laser thermal processing equipment manufacturer and marketer, Ultratech (no longer a Fund holding).

Q.  WHAT IS THE INVESTMENT OUTLOOK FOR SMALL-CAP GROWTH STOCKS?

A. Copper Rock expects much of the volatility and uncertainty that characterized 2005 to continue during the first half of 2006. However, after 13 Fed Funds rate increases since June 2004, Copper Rock believes the Fed is near the end of its interest rate tightening campaign. An end to rising short-term interest rates, in their view, could take some pressure off equity valuations and set the stage for a comeback in growth investing. Relative to value style investments, Copper Rock believes valuations among growth companies look particularly attractive. As the economy slows, they anticipate that investors will seek out relative growth, which in turn could benefit the faster-growing companies in the Fund's portfolio. While past performance does not guarantee future results, Copper Rock believes that growth stocks may be poised to outperform much like they did in 1995 following the 1994 rate increases.

                             PERFORMANCE HIGHLIGHTS

o For the six-month period ended January 31, 2006, the Fund outperformed its benchmark, the Russell 2000(R) Growth Index. The Fund also outperformed the Lipper Small Cap Growth Funds Average for the period.

o  Technology was the leading sector for the Fund during the period.

o Within the materials sector and processing and producer durables industries, stock selection detracted from Fund performance.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND (UNAUDITED)

                                   TOTAL RETURN AS OF JANUARY 31, 2006
------------------------------------------------------------------------------------------------------
                                                       Six Months            Since Inception
------------------------------------------------------------------------------------------------------
  Class A with front-end load 1                             9.43%                   9.43%
------------------------------------------------------------------------------------------------------
  Class A without load 1                                   16.10%                  16.10%
------------------------------------------------------------------------------------------------------
  Class C with deferred sales load 1                       14.50%                  14.50%
------------------------------------------------------------------------------------------------------
  Class C without deferred sales load 1                    15.50%                  15.50%
------------------------------------------------------------------------------------------------------
  Class Z 2                                                 N/A                    11.19%
------------------------------------------------------------------------------------------------------
  InstitutionalClass 1                                     16.30%                  16.30%
------------------------------------------------------------------------------------------------------
  Russell 2000(R) Growth Index 1                           10.71%                  10.71%
------------------------------------------------------------------------------------------------------
  Lipper Small Cap Growth Funds Average 1                  10.01%                  10.01%
------------------------------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Information about these performance results and the comparative indexes can be found on pages 2 and 3. 1 Not annualized, inception date 7/29/05.
2 Not annualized, inception date 12/09/05.

                                                                FUND PERFORMANCE

                                         [LINE CHART OMITTED PLOT POINTS FOLLOWS]

                      OM Copper Rock -         OM Copper Rock -       OM Copper Rock -
                    Emerging Growth Fund,    Emerging Growth Fund,  Emerging Growth Fund,       Russell 2000(R)  Lipper Small Cap
                           Class A                  Class C          Institutional Class         Growth Index   Growth Funds Average
7/31/2005                    9425                    10000                   10000                   10000            10000
1/31/2006                   10943                    11451                   11629                   11070            11007

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The graph above compares an investment made in the Fund's Class A, C and Institutional shares on the inception date of 7/29/05 to an investment made in unmanaged securities indexes on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. Performance for the Fund's Class C shares assumes the payment of a contingent deferred sales load, which is charged on investments held less than one year. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

ASSET CLASS WEIGHTINGS AS OF JANUARY 31, 2006

[PIE CHART OMITTED PLOT POINTS FOLLOWS

Consumer Cyclical                12%
Energy                            8%
Financial                        10%
Health Care                      21%
Industrial                        2%
Services                         14%
Technology                       28%
Index Fund                        2%
Repurchase Agreement              3%

% of Total Fund Investments


           TOP TEN HOLDINGS AS OF JANUARY 31, 2006

Advisory Board                                           3.4%
Affiliated Managers Group                                2.4%
New River Pharmaceuticals                                2.3%
Hibbett Sporting Goods                                   2.2%
Covance                                                  2.1%
Psychiatric Solutions                                    2.0%
Trico Marine Services                                    2.0%
NMT Medical                                              1.9%
Witness Systems                                          1.9%
Pioneer Drilling                                         1.8%
--------------------------------------------------------------------------------
Combined Top Ten Holdings as a %
of Total Fund Investments                               22.0%

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
COMMON STOCK -- 96.2%
CONSUMER CYCLICAL -- 12.1%
CASINO HOTELS -- 2.5%
Boyd Gaming                             2,025  $           92
Station Casinos                         1,125              75
                                               --------------
                                                          167
--------------------------------------------------------------------------------
CONSUMER PRODUCTS-MISCELLANEOUS -- 1.5%
Central Garden and Pet*                 2,000              99
                                               --------------
                                                           99
--------------------------------------------------------------------------------
RETAIL-APPAREL/SHOE -- 1.4%
Aeropostale*                            1,300              39
JOS A Bank Clothiers*                   1,100              56
                                               --------------
                                                           95
--------------------------------------------------------------------------------
RETAIL-DISCOUNT -- 0.5%
Citi Trends*                              800              37
                                               --------------
                                                           37
--------------------------------------------------------------------------------
RETAIL-RESTAURANTS -- 2.3%
Cheesecake Factory*                     1,850              68
Texas Roadhouse, Cl A*                  5,450              85
                                               --------------
                                                          153
--------------------------------------------------------------------------------
RETAIL-SPORTING GOODS -- 3.0%
Golf Galaxy*                            3,150              56
Hibbett Sporting Goods*                 4,809             148
                                               --------------
                                                          204
--------------------------------------------------------------------------------
STORAGE/WAREHOUSING -- 0.9%
Mobile Mini*                            1,190              59
                                               --------------
                                                           59
                                               --------------
TOTAL CONSUMER CYCLICAL (COST $758)                       814
                                               --------------
--------------------------------------------------------------------------------
ENERGY -- 7.8%
COAL -- 0.8%
Arch Coal                                 579              50
                                               --------------
                                                           50
--------------------------------------------------------------------------------
OIL & GAS DRILLING -- 1.8%
Pioneer Drilling*                       5,390             123
                                               --------------
                                                          123
--------------------------------------------------------------------------------
OIL COMPANIES-EXPLORATION & PRODUCTION -- 1.6%
Cabot Oil & Gas                           795              41
Encore Acquisition*                     1,862              68
                                               --------------
                                                          109
--------------------------------------------------------------------------------
OIL-FIELD SERVICES -- 3.6%
Tidewater                                 650              38
Trico Marine Services*                  4,000             134
W-H Energy Services*                    1,500              72
                                               --------------
                                                          244
                                               --------------
TOTAL ENERGY (COST $403)                                  526
                                               --------------
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
FINANCIAL -- 9.8%

COMMERCIAL BANKS-EASTERN US -- 1.7%
Signature Bank*                         3,850  $          117
                                               --------------
                                                          117
--------------------------------------------------------------------------------
COMMERCIAL BANKS-WESTERN US -- 1.9%
Community Bancorp*                      1,794              56
Preferred Bank                          1,503              71
                                               --------------
                                                          127
--------------------------------------------------------------------------------
FINANCE-INVESTMENT BANKER/BROKER -- 0.7%
GFI Group*                                800              43
                                               --------------
                                                           43
--------------------------------------------------------------------------------
FINANCE-OTHER SERVICES -- 1.2%
IntercontinentalExchange*               1,600              81
                                               --------------
                                                           81
--------------------------------------------------------------------------------
INTERNET FINANCIAL SERVICES -- 1.4%
Online Resources*                       7,050              94
                                               --------------
                                                           94
--------------------------------------------------------------------------------
INVESTMENT MANAGEMENT/ADVISORY SERVICES -- 2.9%
Affiliated Managers Group*              1,725             160
National Financial Partners               650              35
                                               --------------
                                                          195
                                               --------------
TOTAL FINANCIAL (COST $577)                               657
                                               --------------
--------------------------------------------------------------------------------
HEALTH CARE -- 21.6%
DRUG DELIVERY SYSTEMS -- 1.7%
Alkermes*                               4,809             117
                                               --------------
                                                          117
--------------------------------------------------------------------------------
MEDICAL INSTRUMENTS -- 1.7%
Conceptus*                              7,250             118
                                               --------------
                                                          118
--------------------------------------------------------------------------------
MEDICAL LABS & TESTING SERVICES -- 2.1%
Covance*                                2,450             139
                                               --------------
                                                          139
--------------------------------------------------------------------------------
MEDICAL PRODUCTS -- 3.3%
American Medical Systems Holdings*      3,100              70
Nations Health*                         3,700              27
NMT Medical*                            5,800             127
                                               --------------
                                                          224
--------------------------------------------------------------------------------
MEDICAL-BIOMEDICAL/GENETIC -- 1.8%
Keryx Biopharmaceuticals*               4,300              69
Telik*                                  2,650              51
                                               --------------
                                                          120
--------------------------------------------------------------------------------
MEDICAL-DRUGS -- 4.5%
Adams Respiratory Therapeutics*         2,250              97
New River Pharmaceuticals*              4,600             153
Santarus*                               8,100              51
                                               --------------
                                                          301
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
MEDICAL-HMO -- 1.6%
Sierra Health Services*                 2,700  $          107
                                               --------------
                                                          107
--------------------------------------------------------------------------------
MEDICAL-OUTPATIENT/HOME MEDICAL -- 0.6%
Radiation Therapy Services*             1,300              39
                                               --------------
                                                           39
--------------------------------------------------------------------------------
PHYSICAL PRACTICE MANAGEMENT -- 1.3%
Healthways*                             1,900              85
                                               --------------
                                                           85
--------------------------------------------------------------------------------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 2.0%
Psychiatric Solutions*                  4,100             135
                                               --------------
                                                          135
--------------------------------------------------------------------------------
THERAPEUTICS -- 1.0%
NitroMed*                               1,850              21
Theravance*                             1,600              44
                                               --------------
                                                           65
                                               --------------
TOTAL HEALTH CARE (COST $1,221)                         1,450
                                               --------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 2.4%
AEROSPACE/DEFENSE-EQUIPMENT -- 1.5%
BE Aerospace*                           4,900             103
                                               --------------
                                                          103
--------------------------------------------------------------------------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.9%
ESCO Technologies*                      1,175              58
                                               --------------
                                                           58
                                               --------------
TOTAL INDUSTRIAL (COST $152)                              161
                                               --------------
--------------------------------------------------------------------------------
SERVICES -- 14.1%
COMMERCIAL SERVICES -- 2.1%
CoStar Group*                             800              40
Providence Service*                     3,450              99
                                               --------------
                                                          139
--------------------------------------------------------------------------------
CONSULTING SERVICES -- 5.2%
Advisory Board*                         4,650             232
Corporate Executive Board                 750              63
Huron Consulting Group*                 1,943              55
                                               --------------
                                                          350
--------------------------------------------------------------------------------
E-MARKETING/INFORMATION -- 0.6%
24/7 Real Media*                        4,600              42
                                               --------------
                                                           42
--------------------------------------------------------------------------------
HUMAN RESOURCES -- 2.5%
Kenexa*                                 3,100              74
Labor Ready*                            3,950              92
                                               --------------
                                                          166
--------------------------------------------------------------------------------
RENTAL AUTO/EQUIPMENT -- 2.0%
Aaron Rents                             1,850              44
Mcgrath Rentcorp                        2,825              92
                                               --------------
                                                          136
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
SCHOOLS -- 1.7%
ITT Educational Services*               1,900  $          111
                                               --------------
                                                          111
                                               --------------
TOTAL SERVICES (COST $887)                                944
                                               --------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 28.4%
APPLICATIONS SOFTWARE -- 0.6%
Unica*                                  3,100              44
                                               --------------
                                                           44
--------------------------------------------------------------------------------
COMMUNICATIONS SOFTWARE -- 1.9%
Witness Systems*                        6,300             126
                                               --------------
                                                          126
--------------------------------------------------------------------------------
COMPUTERS -- 1.7%
Rackable Systems*                       3,850             116
                                               --------------
                                                          116
--------------------------------------------------------------------------------
E-MARKETING/INFORMATION -- 1.8%
Valueclick*                             6,250             118
                                               --------------
                                                          118
--------------------------------------------------------------------------------
E-SERVICES/CONSULTING -- 1.7%
Websense*                               1,750             115
                                               --------------
                                                          115
--------------------------------------------------------------------------------
EDUCATIONAL SOFTWARE -- 0.6%
Blackboard*                             1,525              39
                                               --------------
                                                           39
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-SEMICONDUCTORS -- 4.8%
Advanced Analogic Technologies*         3,400              51
Diodes*                                 1,213              45
International DisplayWorks*             2,999              19
Microsemi*                              3,100              94
Netlogic Microsystems*                  3,050             111
                                               --------------
                                                          320
--------------------------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 3.0%
Concur Technologies*                    1,700              28
Neoware Systems*                        3,755             102
Taleo, Cl A*                            4,900              68
                                               --------------
                                                          198
--------------------------------------------------------------------------------
INTERNET APPLICATION SOFTWARE -- 1.3%
Stellent*                               4,300              47
Vocus*                                  2,754              38
                                               --------------
                                                           85
--------------------------------------------------------------------------------
INTERNET CONNECTIVE SERVICES -- 1.7%
Redback Networks*                       6,750             114
                                               --------------
                                                          114
--------------------------------------------------------------------------------
INTERNET INFRASTRUCTURE SOFTWARE -- 0.9%
Akamai Technologies*                    2,800              61
                                               --------------
                                                           61
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                     Shares/Face      Market
Description                         Amount (000)    Value (000)
--------------------------------------------------------------------------------
INTERNET SECURITY -- 0.6%
Blue Coat Systems*                      1,000  $           41
                                               --------------
                                                           41
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.5%
Genesis Microchip*                      1,800              33
                                               --------------
                                                           33
--------------------------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT -- 3.9%
ATMI*                                   3,350             113
Teradyne*                               2,950              51
Varian Semiconductor Equipment
 Associates*                            2,000              99
                                               --------------
                                                          263
--------------------------------------------------------------------------------
WEB HOSTING/DESIGN -- 3.4%
eCollege.com*                           4,900              98
NIC*                                    9,150              55
Website Pros*                           7,790              78
                                               --------------
                                                          231
                                               --------------
TOTAL TECHNOLOGY (COST $1,581)                          1,904
                                               --------------
TOTAL COMMON STOCK (COST $5,579)                        6,456
                                               --------------
--------------------------------------------------------------------------------
INDEX FUND-MIDCAP -- 1.6%
iShares Russell 2000 Growth Index Fund  1,400             106
                                               --------------
                                                          106
                                               --------------
TOTAL INDEX FUND-MIDCAP (COST $107)                       106
                                               --------------
--------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 2.8%
Morgan Stanley
   4.340%, dated 01/31/06, to be
   repurchased on 02/01/06, repurchase
   price $184,519 (collateralized by
   a U.S. Government obligation, par
   value $190,000, 0.000%, 09/03/15,
   total market value $191,883)(A)      $185              185
                                               --------------
TOTAL REPURCHASE AGREEMENT (COST $185)                    185
                                               --------------
TOTAL INVESTMENTS -- 100.6% (COST $5,871)               6,747
                                               --------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- (0.6)%
Receivable for Investment Securities Sold                 209
Receivable from Investment Adviser                          9
Payable for Administration Fees                            (1)
Payable for Trustees' Fees                                 (7)
Payable for Investment Securities Purchased              (220)
Other Assets and Liabilities, Net                         (30)
                                               --------------
TOTAL OTHER ASSETS AND LIABILITIES                        (40)
                                               --------------
NET ASSETS -- 100.0%                           $        6,707
                                               ==============
--------------------------------------------------------------------------------

                                                      Market
Description                                        Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital ($0.001 par value)             $        5,856
Accumulated net investment loss                           (22)
Accumulated net realized loss on investments               (3)
Unrealized appreciation on investments                    876
                                               --------------
NET ASSETS                                     $        6,707
                                               ==============
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($1,495,513 / 128,839 SHARES)                       $11.61
                                                       ======
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($11.61/94.25%)                                     $12.32
                                                       ======
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($44,046 / 3,813 SHARES)                            $11.55
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Z
   ($1,112 / 96 SHARES)                                $11.63
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($5,165,844 / 444,299 SHARES)                       $11.63
                                                       ======

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge. For a description of all possible sales charges, please see the Fund's prospectus.
(A) -- Tri-party repurchase agreement
Cl -- Class
HMO -- Health Maintenance Organization
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL INTERNATIONAL EQUITY FUND

OLD MUTUAL INTERNATIONAL EQUITY FUND

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

Q.  HOW DID THE FUND PERFORM RELATIVE TO ITS BENCHMARK?

A. The Old Mutual International Equity Fund's inception date was December 30, 2005. During the period since inception through the end of the semiannual period on January 31, 2006, the Fund's Class A shares gained 4.80% at net asset value. While the Fund demonstrated strong performance since its inception, the Fund underperformed its benchmark, the MSCI EAFE Index, which returned 6.14% for the same time period. Performance for all share classes can be found on the following page.

Q.  WHAT INVESTMENT ENVIRONMENT DID THE FUND FACE DURING THE PERIOD?

A. Against a backdrop of record-high energy prices, inflationary pressures and other concerns, global equity markets showed notable strength during 2005. The dollar strengthened overall against other major currencies. In January, equity markets continued gaining momentum to continue a trend that had begun towards the end of October as demonstrated by the MSCI EAFE Index return of 6.14% for the month of January 2006. Markets had been encouraged by evidence of falling bond yields between mid-November and mid-January, but towards the end of January bond yields started to rise again. After three months of underperformance, energy stocks outperformed once more in January responding to a new upward move in the price of oil. Prices moved back to August 2005 highs. Materials and industrials were relatively strong, but with high oil prices, consumer stocks were understandably weak.

    The growth outlook for Europe was largely positive during the period, despite political friction caused by the French and Dutch rejection of the European Union constitution and the mixed results of the German chancellor election. This positive outlook, coupled with continuing pressures on core inflation, prompted the European Central Bank to raise interest rates by 0.25% on December 1, 2005--the first such increase in five years.

    Asia was the strongest region in the developed world. This region's growth was fueled by Japan, which powered ahead as its economic recovery appeared to continue steadily. The jobless rate fell, wage and labor conditions improved, corporate profits recovered and industrial production and export growth picked up. Domestic demand began to show signs of improvement.

Q.  WHICH MARKET FACTORS INFLUENCED THE FUND'S RELATIVE PERFORMANCE?

A. The Fund did not participate fully in the market strength over the first week of January due to the Fund's cash position. A positive market factor that impacted the portfolio's relative performance in January was the increase in oil prices, which bolstered a number of Fund holdings in the energy sector. The Fund also saw its opportunistic exposure to emerging markets outperform on the back of continued strength of the global economy.

Q.  HOW DID THE FUND'S COMPOSITION AFFECT PERFORMANCE?

A. On a regional level, the Fund's underperformance stemmed primarily from its exposure to Europe. Results in Europe were held back by an underweight position to European oil and natural resources companies.

    On a sector level, materials, durables and staples contributed positively to the Fund's performance for the period. In the materials sector, the steel industry drove performance as prices and demand remained firm and raw materials prices were stable. The durables sector was helped by strong sales of construction-related materials, particularly in Japan, and more robust automotive sales. The Fund's underexposure to the finance and technology sectors detracted from performance and the Fund missed opportunities to add value in these strong performing sectors.

    Top performing stocks held by the Fund during the month included: Cameco, a Canadian uranium producer; Surgutneftegaz ADR and LUKOIL ADR, both Russian oil and gas companies that are believed to be under-priced relative to proven reserves; Satyam Computer Services ADR, an Indian IT services outsourcer; and United Microelectronics ADR, a Taiwanese semiconductor foundry. French steelmaker, Arcelor; Austrian steel producer, Voestalpine, and Japanese appliance manufacturer; Juki, also contributed positively to the Fund's returns.

    The fact that the Fund did not hold Swiss financial company, UBS (not a Fund holding), British energy company, Royal Dutch Shell (not a Fund holding), and Australian mining company, BHP Billiton (not a Fund holding) detracted from Fund performance. These stocks were benchmark drivers during the period and, therefore, the Fund's lack of exposure resulted in lost value.

Q.  WHAT IS THE INVESTMENT OUTLOOK FOR INTERNATIONAL STOCKS?

A. Given the willingness of the U.S. consumer to save progressively less as the current economic cycle has unfolded, rising oil prices since the start of 2002 appear to have had a relatively modest effect on global economic activity. With oil prices back up to near their cyclical highs, and with bond yields moving ahead again, however, it would be surprising if this was not reflected by some weakness in equity prices. A more serious reaction would require evidence that higher interest rates are finally starting to slow the global economy, but Clay Finlay Inc. ("Clay Finlay"), the Fund's growth-oriented sub-advisor, does not believe this scenario to be imminent. It believes that higher interest rates are beginning to have an effect on U.S. housing prices and U.S. consumer spending, but that elsewhere, monetary policy remains relatively benign. The President of the European Central Bank has indicated that rates are likely to move up again next month, but at 2.25%, they remain historically low. Moreover, Clay Finlay does not see any obvious signs that the Japanese monetary authorities plan on moving away from their current expansionary stance.

    Relative valuations in the energy sector are still attractive as stock prices have not yet fully responded to the sharp energy price increases seen this year. Acadian Asset Management, Inc. ("Acadian"), the Fund's value-oriented sub-advisor, believes energy companies will continue to produce solid earnings. It also believes that the materials sector is attractive, given the current global demand, which is not expected to taper off in the foreseeable future. Acadian believes that banking and finance stocks should do well in the short-to-near term given the current interest rate environment.

                             PERFORMANCE HIGHLIGHTS

o The Fund demonstrated strong absolute performance, but trailed its benchmark, the MSCI EAFE Index.

o The Fund's cash position early in the period detracted from results, as markets rose sharply at the start of the year.

o The Fund's energy holdings performed notably well, bolstered by rising oil prices.

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL INTERNATIONAL EQUITY FUND

OLD MUTUAL INTERNATIONAL EQUITY FUND (UNAUDITED)


                       TOTAL RETURN AS OF JANUARY 31, 2006

--------------------------------------------------------------------------------
                                                             Since Inception*
--------------------------------------------------------------------------------
  Class A with front-end load                                    (0.47)%
--------------------------------------------------------------------------------
  Class A without load                                            4.80%
--------------------------------------------------------------------------------
  Class C with deferred sales load                                3.70%
--------------------------------------------------------------------------------
  Class C without deferred sales load                             4.70%
--------------------------------------------------------------------------------
  Class Z                                                         4.80%
--------------------------------------------------------------------------------
  InstitutionalClass                                              4.90%
--------------------------------------------------------------------------------
  MSCI EAFE Index                                                 6.14%
--------------------------------------------------------------------------------
  Lipper International Large-Cap Core Funds Average               6.49%
--------------------------------------------------------------------------------

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. Information about these performance results and the comparative indexes can be found on pages 2 and 3.
* Not annualized, inception date 12/30/05.

                                                                FUND PERFORMANCE

                                         [LINE CHART OMITTED PLOT POINTS FOLLOWS]

                  OM International    OM International    OM International  OM International                 Lipper International
                   Equity  Fund -      Equity Fund -       Equity Fund -     Equity Fund -        MSCI EAFE    Large-Cap Average
                       Class A             Class C             Class Z     Institutional Class     Index         Core Funds
12/31/2005              9500               10000                10000              10000           10000            10000
1/31/2006               9956               10370                10480              10490           10614            10649

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. The graph above compares an investment made in the Fund's Class A, C, Z and Institutional shares on the inception date of 12/30/05 to an investment made in unmanaged securities indexes on that date. The performance of the Fund's Class A shares shown in the line graph takes into account the maximum initial sales charge. Performance for the Fund's Class C shares assumes the payment of a contingent deferred sales load, which is charged on investments held less than one year. The Fund's performance in this chart and the performance table assumes reinvestment of dividends and capital gain distributions but does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

ASSET CLASS WEIGHTINGS AS OF JANUARY 31, 2006

[PIE CHART OMITTED PLOT POINTS FOLLOWS]

Common Stock                      7%
Foreign Common Stock             92%
Foreign Preferred Stock           1%

% of Total Fund Investments


            TOP TEN HOLDINGS AS OF JANUARY 31, 2006

HSBC Holdings                                            2.4%
Arcelor                                                  1.9%
BNP Paribas                                              1.9%
AstraZeneca                                              1.8%
ING Groep                                                1.8%
Nidec                                                    1.7%
Matsushita Electric Industrial                           1.7%
Santos                                                   1.7%
ORIX                                                     1.6%
National Grid Plc                                        1.6%
--------------------------------------------------------------------------------
Combined Top Ten Holdings as a %
of Total Fund Investments                               18.1%

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL INTERNATIONAL EQUITY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------

BASIC MATERIALS -- 1.1%
NON-FERROUS METALS -- 1.1%
   Cameco                                 700  $           55
                                               --------------
TOTAL BASIC MATERIALS (COST $44)                           55
                                               --------------
--------------------------------------------------------------------------------
ENERGY -- 2.0%
OIL COMPANIES-INTEGRATED -- 2.0%
China Petroleum & Chemical ADR            600              37
LUKOIL ADR                                400              31
Surgutneftegaz ADR                        500              34
                                               --------------
                                                          102
                                               --------------
TOTAL ENERGY (COST $81)                                   102
                                               --------------
--------------------------------------------------------------------------------
HEALTH CARE -- 0.7%
MEDICAL-GENERIC DRUGS -- 0.7%
Teva Pharmaceutical ADR                   900              38
                                               --------------
TOTAL HEALTH CARE (COST $39)                               38
                                               --------------
--------------------------------------------------------------------------------
INDUSTRIAL -- 0.6%
AEROSPACE/DEFENSE -- 0.6%
Empresa Brasileira de Aeronautica ADR     800              33
                                               --------------
TOTAL INDUSTRIAL (COST $31)                                33
                                               --------------
--------------------------------------------------------------------------------
TECHNOLOGY -- 2.0%
APPLICATIONS SOFTWARE -- 0.6%
Satyam Computer Services ADR              800              31
                                               --------------
                                                           31
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS-MISC. -- 0.8%
Hon Hai Precision GDR                   3,000              42
                                               --------------
                                                           42
--------------------------------------------------------------------------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS -- 0.6%
United Microelectronics ADR            10,000              33
                                               --------------
                                                           33
                                               --------------
TOTAL TECHNOLOGY (COST $96)                               106
                                               --------------
TOTAL COMMON STOCK (COST $291)                            334
                                               --------------
--------------------------------------------------------------------------------
FOREIGN COMMON STOCK -- 90.7%
AUSTRALIA -- 4.2%
Qantas Airways                         23,659              74
Rinker Group                            4,724              60
Santos                                  8,605              86
                                               --------------
TOTAL AUSTRALIA                                           220
                                               --------------
--------------------------------------------------------------------------------
AUSTRIA -- 4.8%
Erste Bank der Oesterreichischen Sparkassen700             39
Telekom Austria                         1,486              36
Voestalpine                               638              75
Wiener Staedtischeversicher               900              57
Wienerberger                            1,000              44
                                               --------------
TOTAL AUSTRIA                                             251
                                               --------------
--------------------------------------------------------------------------------

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
BELGIUM -- 2.3%
InBev                                     744  $           35
KBC Groep                                 836              84
                                               --------------
TOTAL BELGIUM                                             119
                                               --------------
--------------------------------------------------------------------------------
CANADA -- 1.8%
Bank Of Montreal                        1,100              66
Goldcorp                                1,000              27
                                               --------------
TOTAL CANADA                                               93
                                               --------------
--------------------------------------------------------------------------------
FINLAND -- 1.4%
Nokia                                     200               4
Sampo, Cl A*                            3,500              68
                                               --------------
TOTAL FINLAND                                              72
                                               --------------
--------------------------------------------------------------------------------
FRANCE -- 5.7%
AXA                                     1,500              51
BNP Paribas                             1,108              99
Pernod-Ricard                             250              46
Sanofi-Aventis                            600              55
Total                                     167              46
                                               --------------
TOTAL FRANCE                                              297
                                               --------------
--------------------------------------------------------------------------------
GERMANY -- 7.2%
Adidas-Salomon                            260              54
Beiersdorf                                396              51
Commerzbank                             2,000              68
Hypo Real Estate Holding                  700              46
MAN                                     1,435              82
Siemens                                   700              64
Solarworld Ag                              48              10
                                               --------------
TOTAL GERMANY                                             375
                                               --------------
--------------------------------------------------------------------------------
GREECE -- 0.9%
National Bank of Greece                 1,100              50
                                               --------------
TOTAL GREECE                                               50
                                               --------------
--------------------------------------------------------------------------------
HONG KONG -- 4.2%
ASM Pacific Technology                 13,500              77
Shun TAK                               50,000              55
Techtronic Industries                  25,000              48
Television Broadcasts                   6,000              32
Vtech Holdings                          3,000              11
                                               --------------
TOTAL HONG KONG                                           223
                                               --------------
--------------------------------------------------------------------------------
IRELAND -- 0.4%
Anglo Irish Bank                        1,400              22
                                               --------------
TOTAL IRELAND                                              22
                                               --------------
--------------------------------------------------------------------------------
ITALY -- 1.5%
ENI                                       278               9
UniCredito Italiano                    10,000              71
                                               --------------
TOTAL ITALY                                                80
                                               --------------
--------------------------------------------------------------------------------
JAPAN -- 24.4%
Advantest                                 500              61
Bank of Fukuoka                         7,000              60
Canon                                   1,200              72
Fujitsu General*                        3,000              11
Haseko*                                 2,000               8
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL INTERNATIONAL EQUITY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

                                                      Market
Description                            Shares       Value (000)
--------------------------------------------------------------------------------
JAPAN -- CONTINUED
Juki*                                   9,000 $            53
KDDI                                        4              21
Matsushita Electric Industrial          4,000              86
Mitsubishi                              3,600              84
Mitsubishi UFJ Financial Group              5              72
Mitsui OSK Lines                        5,000              45
Mizuho Financial Group                      8              65
Nidec                                   1,000              91
Nintendo                                  600              82
Nippon Steel                           11,000              41
Nippon Telegraph & Telephone                4              19
Nippon Yusen KK                         8,000              59
Nissan Motor                            4,800              54
ORIX                                      330              85
SBI Holdings                               60              38
Sumitomo Corporation's Leasing          1,300              67
Tokyo Electron                            100               8
Tokyo Steel Manufacturing                 500               8
Towa Real Estate Development*           1,500               8
Toyota Motor                            1,600              83
                                               --------------
TOTAL JAPAN                                             1,281
                                               --------------
--------------------------------------------------------------------------------
LUXEMBOURG -- 1.9%
Arcelor                                 2,860             101
                                               --------------
TOTAL LUXEMBOURG                                          101
                                               --------------
--------------------------------------------------------------------------------
NETHERLANDS -- 4.4%
Aegon                                   4,868              78
ASML Holding*                           2,600              59
ING Groep                               2,586              92
TNT                                        52               2
                                               --------------
TOTAL NETHERLANDS                                         231
                                               --------------
--------------------------------------------------------------------------------
SINGAPORE -- 1.4%
Keppel                                  7,000              57
Singapore Telecommunications           11,000              17
                                               --------------
TOTAL SINGAPORE                                            74
                                               --------------
--------------------------------------------------------------------------------
SOUTH KOREA -- 1.4%
Daegu Bank                              1,600              25
NHN                                        70              21
Shinsegae                                  50              27
                                               --------------
TOTAL SOUTH KOREA                                          73
                                               --------------
--------------------------------------------------------------------------------
SPAIN -- 2.3%
Banco Bilbao Vizcaya Argentaria         3,800              77
Telefonica                              2,946              45
                                               --------------
TOTAL SPAIN                                               122
                                               --------------
--------------------------------------------------------------------------------
SWITZERLAND -- 4.7%
ABB*                                    3,600              39
Julius Baer Holding*                      500              40
Novartis                                  600              33
Roche Holding                             405              64
Zurich Financial Service                  312              69
                                               --------------
TOTAL SWITZERLAND                                         245
--------------------------------------------------------------------------------

                                                    Market
Description                            Shares     Value (000)
--------------------------------------------------------------------------------
UNITED KINGDOM -- 15.8%
Amlin Plc                               3,962  $           17
AstraZeneca                             1,922              93
BP 3,701                                   45
British Energy*                         3,012              33
Collins Stewart Tullett Plc             2,400              28
Corus Group                            18,863              23
Gallaher Group                            497               8
GlaxoSmithKline                         3,000              77
HBOS                                    4,368              77
HSBC Holdings                           7,402             123
Marks & Spencer Group                   1,546              13
National Grid Plc                       8,276              85
Persimmon                                 904              20
Prudential                              6,400              65
Smiths Group                            2,800              49
Vodafone Group                         34,000              71
                                               --------------
TOTAL UNITED KINGDOM                                      827
                                               --------------
TOTAL FOREIGN COMMON STOCK (COST $4,524)                4,756
                                               --------------
--------------------------------------------------------------------------------
FOREIGN PREFERRED STOCK -- 1.6%
GERMANY -- 1.6%
Porsche                                   105              81
                                               --------------
TOTAL FOREIGN PREFERRED STOCK (COST $76)                   81
                                               --------------
TOTAL INVESTMENTS -- 98.7% (COST $4,891)                5,171
                                               --------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES -- 1.3%
Receivable for Investment Securities Sold                  66
Receivable from Investment Adviser                         22
Payable for Administration Fees                            (1)
Payable for Trustees' Fees                                 (1)
Payable for Investment Securities Purchased               (77)
Other Assets and Liabilities, Net                          63
                                               --------------
TOTAL OTHER ASSETS AND LIABILITIES                         72
                                               --------------
NET ASSETS -- 100.0%                           $        5,243
                                               ==============
--------------------------------------------------------------------------------

OLD MUTUAL ADVISOR FUNDS

OLD MUTUAL INTERNATIONAL EQUITY FUND

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)


Description                                         Value (000)
--------------------------------------------------------------------------------
NET ASSETS:
Paid-in-Capital ($0.001 par value)             $        5,000
Accumulated net investment loss                            (3)
Accumulated net realized loss on investments              (34)
Unrealized appreciation on investments                    280
                                               --------------
NET ASSETS                                     $        5,243
                                               ==============
NET ASSET VALUE AND REDEMPTION
   PRICE PER SHARE -- CLASS A
   ($1,048 / 100 SHARES)                               $10.48
                                                       ======
MAXIMUM OFFERING
   PRICE PER SHARE -- CLASS A
   ($10.48/94.25%)                                     $11.12
                                                       ======
NET ASSET VALUE AND OFFERING
   PRICE PER SHARE -- CLASS C+
   ($1,047 / 100 SHARES)                               $10.47
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- CLASS Z
   ($1,048 / 100 SHARES)                               $10.48
                                                       ======
NET ASSET VALUE, OFFERING AND REDEMPTION
   PRICE PER SHARE -- INSTITUTIONAL CLASS
   ($5,239,845 / 499,700 SHARES)                       $10.49
                                                       ======

* Non-income producing security.
+ Class C shares have a contingent deferred sales charge. For a description of all possible sales charges, please see the Fund's prospectus.
ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
Cl  -- Class
PLC -- Public Limited Liability Company
Cost figures are shown with "000's" omitted.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

STATEMENTS OF OPERATIONS (000) (UNAUDITED)
--------------------------------------------------------------------------------
For the Period Ended January 31, 2006

                                                                          ----------------   ----------------   ----------------
                                                                             OLD MUTUAL         OLD MUTUAL         OLD MUTUAL
                                                                          ASSET ALLOCATION   ASSET ALLOCATION   ASSET ALLOCATION
                                                                            CONSERVATIVE         BALANCED        MODERATE GROWTH
                                                                              PORTFOLIO          PORTFOLIO          PORTFOLIO
                                                                          ----------------   ----------------   ----------------
                                                                               8/01/05            8/01/05            8/01/05
                                                                                 to                 to                 to
                                                                               1/31/06            1/31/06            1/31/06
                                                                          ----------------   ----------------   ----------------
INVESTMENT INCOME:
     Interest                                                             $        419       $       679         $      410
     Dividends                                                                      55               287                408
     Less: Foreign Taxes Withheld                                                   (2)               (9)               (14)
                                                                          ------------       -----------         ----------
       TOTAL INVESTMENT INCOME                                                     472               957                804
                                                                          ------------       -----------         ----------
EXPENSES:
     Investment Advisory fees                                                      105               308                343
     Distribution and service fees
       Class A                                                                       9                28                 30
       Class C                                                                      61               171                229
     Administration fees                                                            15                42                 47
     Custodian fees                                                                 31                53                 66
     Professional fees                                                              39               107                135
     Registration and SEC fees                                                      28                33                 31
     Printing fees                                                                   6                18                 19
     Dividends on securities sold short                                             --                --                 --
     Trustees' fees                                                                 11                29                 30
     Transfer Agent fees                                                            54               141                171
     Offering costs                                                                  5                12                  7
     Shareholder Servicing Fees                                                     --                --                 --
     Insurance and other expenses                                                   17                28                 33
                                                                          ------------       -----------         ----------
       TOTAL EXPENSES                                                              381               970              1,141
                                                                          ------------       -----------         ----------
     Waiver of Investment Advisory Fees                                           (105)             (308)              (343)
     Reimbursement of other expenses by Adviser                                    (51)              (18)               (43)
     Fees Paid Indirectly                                                           --                --                 --
                                                                          ------------       -----------         ----------
       NET EXPENSES                                                                225               644                755
                                                                          ------------       -----------         ----------
     NET INVESTMENT INCOME (LOSS)                                                  247               313                 49
                                                                          ------------       -----------         ----------
     Net Realized Gain (Loss) from Security Transactions
       (including securities sold short)                                            59               727              1,002
     Net Realized Gain (Loss) on Written Options Contracts                          --                --                 --
     Net Realized Gain on Futures Contracts                                         --                --                 --
     Net Realized Gain (Loss) on Foreign Currency Transactions                    (104)             (156)               (84)
     Net Change in Unrealized Appreciation (Depreciation) on Investments
       (including securities sold short)                                           557             3,451              5,692
     Net Change in Unrealized Appreciation on Written Options Contracts             --                --                 --
     Net Change in Unrealized Appreciation on Futures Contracts                     --                --                 --
     Net Change in Unrealized Appreciation on Forward Foreign
       Currency Contracts and
       Translation of other Assets and Liabilities Denominated in Foreign
       Currency                                                                     25                39                 32
                                                                          ------------       -----------         ----------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                               537             4,061              6,642
                                                                          ------------       -----------         ----------
     INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $        784       $     4,374         $    6,691
                                                                          ============       ===========         ==========

1 Inception date of the Fund

2 On December 9, 2005 the Old Mutual Analytic Defensive Equity Fund (the "Fund") acquired substantially all of the assets and liabilities of the Analytic Defensive Equity Fund (the "Predecessor Fund"), a series of The Advisors' Inner Circle Fund. The operations of the Fund prior to the acquisition were those of the Predeccessor Fund.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

                                                                          ----------------      ------------------------------------
                                                                             OLD MUTUAL                   OLD MUTUAL
                                                                          ASSET ALLOCATION                 ANALYTIC
                                                                               GROWTH                      DEFENSIVE
                                                                              PORTFOLIO                   EQUITY FUND
                                                                          ----------------      ------------------------------------
                                                                               8/01/05            1/01/06            1/01/05
                                                                                 to                 to                 to
                                                                               1/31/06            1/31/06           12/31/05 2
                                                                          ----------------      -----------       ------------------
INVESTMENT INCOME:
     Interest                                                               $       39          $    149          $   4,814
     Dividends                                                                     287               178                414
     Less: Foreign Taxes Withheld                                                  (10)               --                 --
                                                                            ----------          --------          ---------
       TOTAL INVESTMENT INCOME                                                     316               327              5,228
                                                                            ----------          --------          ---------
EXPENSES:
     Investment Advisory fees                                                      190               378              1,556
     Distribution and service fees
       Class A                                                                      18                31                 73
       Class C                                                                      97                85                178
     Administration fees                                                            25                49                355
     Custodian fees                                                                 44                 3                 26
     Professional fees                                                              69                14                114
     Registration and SEC fees                                                      28                 7                 75
     Printing fees                                                                  10                 7                 65
     Dividends on securities sold short                                             --               198                650
     Trustees' fees                                                                 16                 3                 22
     Transfer Agent fees                                                            99                88                136
     Offering costs                                                                  5                --                 --
     Shareholder Servicing Fees                                                     --                --                446
     Insurance and other expenses                                                   22                 2                 19
                                                                            ----------          --------          ---------
       TOTAL EXPENSES                                                              623               865              3,715
                                                                            ----------          --------          ---------
     Waiver of Investment Advisory Fees                                           (190)              (73)              (123)
     Reimbursement of other expenses by Adviser                                    (49)               --                 --
     Fees Paid Indirectly                                                           --                --                (68)
                                                                            ----------          --------          ---------
       NET EXPENSES                                                                384               792              3,524
                                                                            ----------          --------          ---------
     NET INVESTMENT INCOME (LOSS)                                                  (68)             (465)             1,704
                                                                            ----------          --------          ---------
     Net Realized Gain (Loss) from Security Transactions
       (including securities sold short)                                           668             3,413              1,165
     Net Realized Gain (Loss) on Written Options Contracts                          --               268             (6,232)
     Net Realized Gain on Futures Contracts                                         --               826              5,233
     Net Realized Gain (Loss) on Foreign Currency Transactions                     (15)              (70)             1,928
     Net Change in Unrealized Appreciation (Depreciation) on Investments
       (including securities sold short)                                         3,944             4,645             14,279
     Net Change in Unrealized Appreciation on Written Options Contracts             --            (5,659)             4,635
     Net Change in Unrealized Appreciation on Futures Contracts                     --            (1,220)              (138)
     Net Change in Unrealized Appreciation on Forward Foreign
       Currency Contracts and
       Translation of other Assets and Liabilities Denominated in Foreign
       Currency                                                                     --               592               (338)
                                                                            ----------          --------          ---------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                             4,597             2,795             20,532
                                                                            ----------          --------          ---------
     INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $    4,529          $  2,330          $  22,236
                                                                            ==========          ========          =========

                                                                           -------------      -------------       ------------
                                                                             OLD MUTUAL         OLD MUTUAL         OLD MUTUAL
                                                                             CLAY FINLAY        CLAY FINLAY        COPPER ROCK
                                                                                CHINA            EMERGING           EMERGING
                                                                                FUND           MARKETS FUND        GROWTH FUND
                                                                           -------------      -------------       ------------
                                                                              12/30/05 1         12/30/05 1          8/01/05
                                                                                 to                 to                 to
                                                                               1/31/06            1/31/06            1/31/06
                                                                           -------------      -------------       ------------
INVESTMENT INCOME:
     Interest                                                              $         2        $          1        $        --
     Dividends                                                                      --                  --                  3
     Less: Foreign Taxes Withheld                                                   --                  --                 --
                                                                           -----------        ------------        -----------
       TOTAL INVESTMENT INCOME                                                       2                   1                  3
                                                                           -----------        ------------        -----------
EXPENSES:
     Investment Advisory fees                                                        6                   3                 19
     Distribution and service fees
       Class A                                                                      --                  --                  1
       Class C                                                                      --                  --                 --
     Administration fees                                                             1                  --                  3
     Custodian fees                                                                  5                  10                  8
     Professional fees                                                               5                   7                 49
     Registration and SEC fees                                                      --                  --                 20
     Printing fees                                                                   2                   3                 11
     Dividends on securities sold short                                             --                  --                 --
     Trustees' fees                                                                  2                   3                  9
     Transfer Agent fees                                                            10                  16                 21
     Offering costs                                                                  1                   2                 22
     Shareholder Servicing Fees                                                     --                  --                 --
     Insurance and other expenses                                                    1                   1                 24
                                                                           -----------        ------------        -----------
       TOTAL EXPENSES                                                               33                  45                187
                                                                           -----------        ------------        -----------
     Waiver of Investment Advisory Fees                                             (6)                 (3)               (19)
     Reimbursement of other expenses by Adviser                                    (20)                (40)              (143)
     Fees Paid Indirectly                                                           --                  --                  --
                                                                           -----------        ------------        -----------
       NET EXPENSES                                                                  7                   2                 25
                                                                           -----------        ------------        -----------
     NET INVESTMENT INCOME (LOSS)                                                   (5)                 (1)               (22)
                                                                           -----------        ------------        -----------
     Net Realized Gain (Loss) from Security Transactions
       (including securities sold short)                                             4                  13                 (3)
     Net Realized Gain (Loss) on Written Options Contracts                          --                  --                 --
     Net Realized Gain on Futures Contracts                                         --                  --                 --
     Net Realized Gain (Loss) on Foreign Currency Transactions                      --                  (8)                --
     Net Change in Unrealized Appreciation (Depreciation) on Investments
       (including securities sold short)                                           630                 240                876
     Net Change in Unrealized Appreciation on Written Options Contracts             --                  --                 --
     Net Change in Unrealized Appreciation on Futures Contracts                     --                  --                 --
     Net Change in Unrealized Appreciation on Forward Foreign
       Currency Contracts and
       Translation of other Assets and Liabilities Denominated in Foreign
       Currency                                                                     --                  --                 --
                                                                           -----------        ------------        -----------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                               634                 245                873
                                                                           -----------        ------------        -----------
     INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $       629        $        244        $       851
                                                                           ===========        ============        ===========

                                                                            -------------
                                                                             OLD MUTUAL
                                                                            INTERNATIONAL
                                                                               EQUITY
                                                                                FUND
                                                                            -------------
                                                                              12/30/05 1
                                                                                 to
                                                                               1/31/06
                                                                            -------------
INVESTMENT INCOME:
     Interest                                                               $        1
     Dividends                                                                       1
     Less: Foreign Taxes Withheld                                                   --
                                                                            ----------
       TOTAL INVESTMENT INCOME                                                       2
                                                                            ----------
EXPENSES:
     Investment Advisory fees                                                        4
     Distribution and service fees
       Class A                                                                      --
       Class C                                                                      --
     Administration fees                                                             1
     Custodian fees                                                                  5
     Professional fees                                                               5
     Registration and SEC fees                                                      --
     Printing fees                                                                   2
     Dividends on securities sold short                                             --
     Trustees' fees                                                                  1
     Transfer Agent fees                                                            11
     Offering costs                                                                  3
     Shareholder Servicing Fees                                                     --
     Insurance and other expenses                                                   --
                                                                            ----------
       TOTAL EXPENSES                                                               32
                                                                            ----------
     Waiver of Investment Advisory Fees                                             (4)
     Reimbursement of other expenses by Adviser                                    (23)
     Fees Paid Indirectly                                                           --
                                                                            ----------
       NET EXPENSES                                                                  5
                                                                            ----------
     NET INVESTMENT INCOME (LOSS)                                                   (3)
                                                                            ----------
     Net Realized Gain (Loss) from Security Transactions
       (including securities sold short)                                             2
     Net Realized Gain (Loss) on Written Options Contracts                          --
     Net Realized Gain on Futures Contracts                                         --
     Net Realized Gain (Loss) on Foreign Currency Transactions                     (36)
     Net Change in Unrealized Appreciation (Depreciation) on Investments
       (including securities sold short)                                           280
     Net Change in Unrealized Appreciation on Written Options Contracts             --
     Net Change in Unrealized Appreciation on Futures Contracts                     --
     Net Change in Unrealized Appreciation on Forward Foreign
       Currency Contracts and
       Translation of other Assets and Liabilities Denominated in Foreign
       Currency                                                                     --
                                                                            ----------
     NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                               246
                                                                            ----------
     INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                       $      243
                                                                            ==========

OLD MUTUAL ADVISOR FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
For the Periods Ending July 31, 2005 and January 31, 2006, respectively (UNAUDITED)

                                                      OLD MUTUAL                 OLD MUTUAL                  OLD MUTUAL
                                                   ASSET ALLOCATION           ASSET ALLOCATION            ASSET ALLOCATION
                                                CONSERVATIVE PORTFOLIO       BALANCED PORTFOLIO       MODERATE GROWTH PORTFOLIO
                                               ------------------------    ---------------------     ---------------------------
                                                 8/1/05                      8/1/05                     8/1/05
                                                to 1/31/06   9/30/04*      to 1/31/06    9/30/04*     to 1/31/06    9/30/04*
                                               (Unaudited)  to 7/31/05    (Unaudited)   to 7/31/05   (Unaudited)   to 7/31/05
                                             ------------- ------------  ------------- ------------ ------------- ------------
INVESTMENT ACTIVITIES:
   Net Investment Income                          $   247      $   147        $   313      $   204       $     49     $    72
   Net Realized Gain (Loss) from Investments
     (including Securities Sold Short),
     Written Options Contracts, Futures
     Contracts and Foreign Currency Transactions      (45)          45            571          133            918         (46)
   Net Change in Unrealized Appreciation
     on Investments (including Securities
     Sold Short), Written Options Contracts,
     Futures Contracts and Forward Foreign
     Currency Contracts and Translation of
     other Assets and Liabilities
     Denominated in Foreign Currency                  582          439          3,490        2,508          5,724       2,889
                                                  -------      -------        -------      -------       --------     -------
   Net Increase in Net Assets Resulting
     from Operations                                  784          631          4,374        2,845          6,691       2,915
                                                  -------      -------        -------      -------       --------     -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
    Class A                                           (53)         (32)           (95)         (61)           (73)         (3)
    Class C                                           (53)         (24)           (34)         (29)            (1)         --
    Class Z                                            --            --            --           --             --          --
    Institutional Class                               (45)         (57)           (61)         (73)           (25)         (6)
   Net Realized Gains from Security Transactions
    Class A                                           (31)          --           (178)          --           (124)         --
    Class C                                           (57)          --           (284)          --           (248)         --
    Class Z                                            --           --             --           --             --          --
    Institutional Class                               (22)          --            (84)          --            (29)         --
                                                  -------      -------        -------      -------       --------     -------
   Total Distributions                               (261)        (113)          (736)        (163)          (500)         (9)
                                                  -------      -------        -------      -------       --------     -------
CAPITAL SHARE TRANSACTIONS:
   Class A
    Shares Issued                                   2,872        6,851          8,658       19,334         14,983      17,651
    Shares Issued upon Reinvestment of
      Distributions                                    64           24            192           44            135           2
    Shares Redeemed                                (1,684)        (331)        (2,032)        (658)        (1,298)       (811)
                                                  -------      -------        -------      -------       --------     -------
   Total Class A Transactions                       1,252        6,544          6,818       18,720         13,820      16,842
                                                  -------      -------        -------      -------       --------     -------
   Class C
    Shares Issued                                   7,740        7,931         19,630       24,281         30,740      29,814
    Shares Issued upon Reinvestment of
      Distributions                                    41            7            158           13            106          --
    Shares Redeemed                                (1,477)        (160)        (1,573)        (856)        (1,828)       (252)
                                                  -------      -------        -------      -------       --------     -------
   Total Class C Transactions                       6,304        7,778         18,215       23,438         29,018      29,562
                                                  -------      -------        -------      -------       --------     -------
   Class Z
    Shares Issued                                       1           --              1           --              1          --
    Shares Issued upon Reinvestment of
      Distributions                                    --           --             --           --             --          --
    Shares Redeemed                                    --           --             --           --             --          --
                                                  -------      -------        -------      -------       --------     -------
   Total Class Z Transactions                           1           --              1           --              1          --
                                                  -------      -------        -------      -------       --------     -------
   Institutional Class
    Shares Issued                                      38        4,868            195       10,189            274       5,579
    Shares Issued upon Reinvestment of
      Distributions                                    67           58            145           73             53           6
    Shares Redeemed                                   (24)          --            (97)          (1)            --          --
                                                  -------      -------        -------      -------       --------     -------
   Total Institutional Class Transactions              81        4,926            243       10,261            327       5,585
                                                  -------      -------        -------      -------       --------     -------
   Increase in Net Assets Derived from
     Capital Share Transactions                     7,638       19,248         25,277       52,419         43,166      51,989
                                                  -------      -------        -------      -------       --------     -------
   Total Increase in Net Assets                     8,161       19,766         28,915       55,101         49,357      54,895
                                                  -------      -------        -------      -------       --------     -------
NET ASSETS:
   Beginning of Period                             19,791           25         55,126           25         54,920          25
                                                  -------      -------        -------      -------       --------     -------
   End of Period                                  $27,952      $19,791        $84,041      $55,126       $104,277     $54,920
                                                  =======      =======        =======      =======       ========     =======
   Undistributed Income/Accumulated
     Net Investment Loss                          $   104      $     8        $   107      $   (16)      $    (47)    $     3
                                                  =======      =======        =======      =======       ========     =======


 * Inception date of the Fund

** Prior to December 9, 2005, the Fund was known as the Analytic Defensive
   Equity Fund, a series of the Advisors' Inner Circle Fund. The Fund changed its fiscal year end from December 31 to July 31. See Note 1 in Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                               -----------------------     --------------------------------------
                                                      OLD MUTUAL                       OLD MUTUAL
                                                   ASSET ALLOCATION                 ANALYTIC DEFENSIVE
                                                   GROWTH PORTFOLIO                     EQUITY FUND
                                               -----------------------     --------------------------------------
                                                 8/1/05                     1/1/06**
                                               to 1/31/06    9/30/04*      to 1/31/06    1/1/05**       1/1/04
                                               (Unaudited) to 7/31/05      (Unaudited)  to 12/31/05  to 12/31/04
                                               ----------- -----------     -----------  -----------  ------------
INVESTMENT ACTIVITIES:
   Net Investment Income                          $   (68)     $    16       $   (465)    $  1,704        $   375
   Net Realized Gain (Loss) from Investments
     (including Securities Sold Short),
     Written Options Contracts, Futures
     Contracts and Foreign Currency Transactions      653           25          4,437        2,094          2,681
   Net Change in Unrealized Appreciation
     on Investments (including Securities
     Sold Short), Written Options Contracts,
     Futures Contracts and Forward Foreign
     Currency Contracts and Translation of
     other Assets and Liabilities
     Denominated in Foreign Currency                3,944        2,231         (1,642)      18,438          1,840
                                                  -------      -------       --------     --------        -------
   Net Increase in Net Assets Resulting
     from Operations                                4,529        2,272          2,330       22,236          4,896
                                                  -------      -------       --------     --------        -------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
    Class A                                           (23)          (1)            --       (2,191)            --
    Class C                                            --           --             --       (1,331)            --
    Class Z                                            --           --             --       (5,290)          (780)
    Institutional Class                               (14)          (6)            --           --             --
   Net Realized Gains from Security
     Transactions
    Class A                                          (133)          --             --       (2,788)            --
    Class C                                          (199)          --             --       (1,852)            --
    Class Z                                            --           --             --       (6,458)        (1,583)
    Institutional Class                               (53)          --             --           --             --
                                                  -------      -------       --------     --------        -------
   Total Distributions                               (422)          (7)            --      (19,910)        (2,363)
                                                  -------      -------       --------     --------        -------
CAPITAL SHARE TRANSACTIONS:
   Class A
    Shares Issued                                   8,766        9,915         40,661      134,980             --
    Shares Issued upon Reinvestment of
      Distributions                                    95            1             --        2,925             --
    Shares Redeemed                                (1,082)        (197)        (3,330)      (4,611)            --
                                                  -------      -------       --------     --------        -------
   Total Class A Transactions                       7,779        9,719         37,331      133,294             --
                                                  -------      -------       --------     --------        -------
   Class C
    Shares Issued                                  15,068       12,967         30,981       90,979             --
    Shares Issued upon Reinvestment of
      Distributions                                   107           --             --          779             --
    Shares Redeemed                                  (614)        (406)          (763)      (2,623)            --
                                                  -------      -------       --------     --------        -------
   Total Class C Transactions                      14,561       12,561         30,218       89,135             --
                                                  -------      -------       --------     --------        -------
   Class Z
    Shares Issued                                       1           --          1,752      312,540         15,241
    Shares Issued upon Reinvestment of
      Distributions                                    --           --             --       11,591          2,289
    Shares Redeemed                                    --           --        (26,606)    (162,080)        (7,585)
                                                  -------      -------       --------     --------        -------
   Total Class Z Transactions                           1           --        (24,854)     162,051          9,945
                                                  -------      -------       --------     --------        -------
   Institutional Class
    Shares Issued                                     228        5,378          1,815            2             --
    Shares Issued upon Reinvestment of
      Distributions                                    67            6             --           --             --
    Shares Redeemed                                   (19)          --             --           --             --
                                                  -------      -------       --------     --------        -------
   Total Institutional Class Transactions             276        5,384          1,815            2             --
                                                  -------      -------       --------     --------        -------
   Increase in Net Assets Derived from
     Capital Share Transactions                    22,617       27,664         44,510      384,482          9,945
                                                  -------      -------       --------     --------        -------
   Total Increase in Net Assets                    26,724       29,929         46,840      386,808         12,478
                                                  -------      -------       --------     --------        -------
NET ASSETS:
   Beginning of Period                             29,954           25        443,979       57,171         44,693
                                                  -------      -------       --------     --------        -------
   End of Period                                  $56,678      $29,954       $490,819     $443,979        $57,171
                                                  =======      =======       ========     ========        =======
   Undistributed Income/Accumulated
     Net Investment Loss                          $   (96)     $     9       $ (4,898)    $ (4,433)       $   747
                                                  =======      =======       ========     ========        =======

                                                      ------------          ------------           -----------         -------------
                                                                             OLD MUTUAL            OLD MUTUAL
                                                       OLD MUTUAL            CLAY FINLAY           COPPER ROCK          OLD MUTUAL
                                                      CLAY FINLAY             EMERGING              EMERGING           INTERNATIONAL
                                                       CHINA FUND           MARKETS FUND           GROWTH FUND          EQUITY FUND
                                                      ------------          ------------           -----------         -------------
                                                        12/30/05*             12/30/05*              8/1/05              12/30/05*
                                                       to 1/31/06            to 1/31/06            to 1/31/06           to 1/31/06
                                                       (Unaudited)           (Unaudited)           (Unaudited)          (Unaudited)
                                                      ------------          ------------           -----------         -------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                $   (5)                $   (1)              $  (22)               $   (3)
   Net Realized Gain (Loss) from Investments
     (including Securities Sold Short),
     Written Options Contracts, Futures
     Contracts and Foreign Currency Transactions             4                      5                   (3)                  (34)
   Net Change in Unrealized Appreciation
     on Investments (including Securities
     Sold Short), Written Options Contracts,
     Futures Contracts and Forward Foreign
     Currency Contracts and Translation of
     other Assets and Liabilities
     Denominated in Foreign Currency                       630                    240                  876                   280
                                                        ------                 ------               ------                ------
   Net Increase in Net Assets Resulting
     from Operations                                       629                    244                  851                   243
                                                        ------                 ------               ------                ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net Investment Income
    Class A                                                 --                     --                   --                    --
    Class C                                                 --                     --                   --                    --
    Class Z                                                 --                     --                   --                    --
    Institutional Class                                     --                     --                   --                    --
   Net Realized Gains from Security Transactions
    Class A                                                 --                     --                   --                    --
    Class C                                                 --                     --                   --                    --
    Class Z                                                  -                     --                   --                    --
    Institutional Class                                     --                     --                   --                    --
                                                        ------                 ------               ------                ------
   Total Distributions                                      --                     --                   --                    --
                                                        ------                 ------               ------                ------
CAPITAL SHARE TRANSACTIONS:
   Class A
    Shares Issued                                        4,997                  2,497                1,282                 4,997
    Shares Issued upon Reinvestment of
      Distributions                                         --                     --                   --                    --
    Shares Redeemed                                         --                     --                   --                    --
                                                        ------                 ------               ------                ------
   Total Class A Transactions                               --                     --                1,282                    --
                                                        ------                 ------               ------                ------
   Class C
    Shares Issued                                            1                      1                   36                     1
    Shares Issued upon Reinvestment of
      Distributions                                         --                     --                   --                    --
    Shares Redeemed                                         --                     --                   --                    --
                                                        ------                 ------               ------                ------
   Total Class C Transactions                               --                     --                   36                    --
                                                        ------                 ------               ------                ------
   Class Z
    Shares Issued                                            1                      1                    1                     1
    Shares Issued upon Reinvestment of
      Distributions                                         --                     --                   --                    --
    Shares Redeemed                                         --                     --                   --                    --
                                                        ------                 ------               ------                ------
   Total Class Z Transactions                               --                     --                    1                    --
                                                        ------                 ------               ------                ------
   Institutional Class
    Shares Issued                                            1                      1                2,037                     1
    Shares Issued upon Reinvestment of
      Distributions                                         --                     --                   --                    --
    Shares Redeemed                                         --                     --                   --                    --
                                                        ------                 ------               ------                ------
   Total Institutional Class Transactions                   --                     --                2,037                    --
                                                        ------                 ------               ------                ------
   Increase in Net Assets Derived from
     Capital Share Transactions                          5,000                  2,500                3,356                 5,000
                                                        ------                 ------               ------                ------
   Total Increase in Net Assets                            629                    244                4,207                   243
                                                        ------                 ------               ------                ------
NET ASSETS:
   Beginning of Period                                      --                     --                2,500                    --
                                                        ------                 ------               ------                ------
   End of Period                                        $5,629                 $2,744               $6,707                $5,243
                                                        ======                 ======               ======                ======
   Undistributed Income/Accumulated
     Net Investment Loss                                $   (5)                $   (1)              $  (22)               $   (3)
                                                        ======                 ======               ======                ======

OLD MUTUAL ADVISOR FUNDS

--------------------------------------------------------------------------------
For the Periods Ending July 31, 2005 and January 31, 2006, respectively (UNAUDITED)

                                               -----------------------     ------------------------   -------------------------
                                                     OLD MUTUAL                  OLD MUTUAL                  OLD MUTUAL
                                                  ASSET ALLOCATION            ASSET ALLOCATION            ASSET ALLOCATION
                                               CONSERVATIVE PORTFOLIO        BALANCED PORTFOLIO       MODERATE GROWTH PORTFOLIO
                                               -----------------------     ------------------------   -------------------------
                                                 8/1/05                      8/1/05                     8/1/05
                                                to 1/31/06    9/30/04*      to 1/31/06    9/30/04*     to 1/31/06    9/30/04*
                                               (Unaudited)  to 7/31/05     (Unaudited)   to 7/31/05    (Unaudited)  to 7/31/05
                                               -----------  ----------     -----------   ----------    ----------   ----------
 SHARES ISSUED AND REDEEMED:
   Class A
    Shares Issued                                     271          664          1,766        1,825          1,270       1,645
    Redemption Fees                                    --           --             --           --             --          --
    Shares Issued upon Reinvestment
      of Distributions                                  6            3             14            4             12          --
    Shares Redeemed                                  (159)         (32)          (142)         (62)          (113)        (76)
                                                    -----        -----          -----        -----          -----       -----
   Total Class A Share Transactions                   118          635          1,638        1,767          1,169       1,569
                                                    -----        -----          -----        -----          -----       -----
   Class C
    Shares Issued                                     733          768             17        2,292          2,693       2,772
    Shares Issued upon Reinvestment
      of Distributions                                  4            1             13            1              9           --
    Shares Redeemed                                  (140)         (16)            (9)         (81)          (159)        (23)
                                                    -----        -----          -----        -----          -----       -----
   Total Class C Share Transactions                   597          753             21        2,212          2,543       2,749
                                                    -----        -----          -----        -----          -----       -----
   Class Z
    Shares Issued                                      --           --             --           --             --          --
    Shares Issued upon Reinvestment
      of Distributions                                 --           --             --           --             --          --
    Shares Redeemed                                    --           --             --           --             --          --
                                                    -----        -----          -----        -----          -----       -----
   Total Class Z Share Transactions                    --           --             --           --             --          --
                                                    -----        -----          -----        -----          -----       -----
   Institutional Class
    Shares Issued                                       4          487            776        1,017             23         553
    Shares Issued upon Reinvestment
      of Distributions                                  6            6             17            7              5           1
    Shares Redeemed                                    (2)          --           (182)          --             --          --
                                                    -----        -----          -----        -----          -----       -----
   Total Institutional Class Share Transactions         8          493            611        1,024             28         554
                                                    -----        -----          -----        -----          -----       -----
   Net Increase in Shares Outstanding                 723        1,881          2,270        5,003          3,740       4,872
                                                    =====        =====          =====        =====          =====       =====

 * Inception date of the Fund

** Prior to December 9, 2005, the Fund was known as the Analytic Defensive
   Equity Fund, a series of The Advisors' Inner Circle Fund. The Fund changed its fiscal year end from December 31 to July 31. See Note 1 in Notes to Financial Statements.

Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

                                               -----------------------         ---------------------------------------------
                                                     OLD MUTUAL                                OLD MUTUAL
                                                  ASSET ALLOCATION                         ANALYTIC DEFENSIVE
                                                  GROWTH PORTFOLIO                             EQUITY FUND
                                               -----------------------         ---------------------------------------------
                                                 8/1/05                         1/1/06**
                                               to 1/31/06    9/30/04*          to 1/31/06       1/1/05**           1/1/04
                                               (Unaudited)  to 7/31/05         (Unaudited)     to 12/31/05       to 12/31/04
                                               ----------   ----------         ----------      -----------       -----------
 SHARES ISSUED AND REDEEMED:
   Class A
    Shares Issued                                 728          915               3,180           10,244                --
    Redemption Fees                                --           --                   1               --                --
    Shares Issued upon Reinvestment
      of Distributions                              8           --                  --              227                --
    Shares Redeemed                               (90)         (22)               (259)            (349)               --
                                               ------        -----              ------          -------             -----
   Total Class A Share Transactions               646          893               2,922           10,122                --
                                               ------        -----              ------          -------             -----
   Class C
    Shares Issued                               1,262        1,179               2,408            6,911                --
    Shares Issued upon Reinvestment
      of Distributions                              9           --                  --               61                --
    Shares Redeemed                               (52)         (38)                (60)            (197)               --
                                               ------        -----              ------          -------             -----
   Total Class C Share Transactions             1,219        1,141               2,348            6,775                --
                                               ------        -----              ------          -------             -----
   Class Z
    Shares Issued                                  --           --                 136           24,270             1,349
    Shares Issued upon Reinvestment
      of Distributions                             --           --                  --              895               198
    Shares Redeemed                                --           --             (2,081)         (12,346)             (670)
                                               ------        -----              ------          -------             -----
   Total Class Z Share Transactions                --           --              (1,945)          12,819               877
                                               ------        -----              ------          -------             -----
   Institutional Class
    Shares Issued                                  19          533                 141               --                --
    Shares Issued upon Reinvestment
      of Distributions                              5            1                  --               --                --
    Shares Redeemed                                (1)          --                  --               --                --
                                               ------        -----              ------          -------             -----
   Total Institutional Class Share
     Transactions                                  23          534                 141               --                --
                                               ------        -----              ------          -------             -----
   Net Increase in Shares Outstanding           1,888        2,568               3,466           29,716               877
                                               ======        =====              ======          =======             =====

                                                    ------------        ------------          -----------          -------------
                                                                         OLD MUTUAL           OLD MUTUAL
                                                     OLD MUTUAL          CLAY FINLAY          COPPER ROCK           OLD MUTUAL
                                                    CLAY FINLAY           EMERGING             EMERGING            INTERNATIONAL
                                                     CHINA FUND         MARKETS FUND          GROWTH FUND           EQUITY FUND
                                                    ------------        ------------          -----------          -------------
                                                      12/30/05*           12/30/05*             8/1/05               12/30/05*
                                                     to 1/31/06          to 1/31/06           to 1/31/06            to 1/31/06
                                                     (Unaudited)         (Unaudited)          (Unaudited)           (Unaudited)
                                                    ------------        ------------          -----------          -------------
 SHARES ISSUED AND REDEEMED:
   Class A
    Shares Issued                                          --                 --                  194                     --
    Redemption Fees                                        --                 --                   --                     --
    Shares Issued upon Reinvestment
      of Distributions                                     --                 --                   --                     --
    Shares Redeemed                                        --                 --                   --                     --
                                                        -----              -----                -----                  -----
   Total Class A Share Transactions                        --                 --                  194                     --
                                                        -----              -----                -----                  -----
   Class C
    Shares Issued                                         500                250                  129                    500
    Shares Issued upon Reinvestment
      of Distributions                                     --                 --                   --                     --
    Shares Redeemed                                        --                 --                   --                     --
                                                        -----              -----                -----                  -----
   Total Class C Share Transactions                       500                250                  129                    500
                                                        -----              -----                -----                  -----
   Class Z
    Shares Issued                                          --                 --                    4                     --
    Shares Issued upon Reinvestment
      of Distributions                                     --                 --                   --                     --
    Shares Redeemed                                        --                 --                   --                     --
                                                        -----              -----                -----                  -----
   Total Class Z Share Transactions                        --                 --                    4                     --
                                                        -----              -----                -----                  -----
   Institutional Class
    Shares Issued                                          --                 --                   --                     --
    Shares Issued upon Reinvestment
      of Distributions                                     --                 --                   --                     --
    Shares Redeemed                                        --                 --                   --                     --
                                                        -----              -----                -----                  -----
   Total Institutional Class Share Transactions            --                 --                   --                     --
                                                        -----              -----                -----                  -----
   Net Increase in Shares Outstanding                     500                250                  327                    500
                                                        =====              =====                =====                  =====

OLD MUTUAL ADVISOR FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period Ended January 31, 2006

                                      ------------------------------------------------------------------------------------------
                                                         OLD MUTUAL ASSET ALLOCATION CONSERVATIVE PORTFOLIO
                                      ------------------------------------------------------------------------------------------
                                               CLASS A                  CLASS C            CLASS Z      INSTITUTIONAL CLASS
                                      ------------------------- ------------------------ ------------ ------------------------
                                       8/1/05 TO   (9/30/04 TO   8/1/05 TO   (9/30/04 TO 12/09/05 TO   8/1/05 TO   (9/30/04 TO
                                        1/31/06     7/31/05)*     1/31/06     7/31/05)*   1/31/06**     1/31/06     7/31/05)*
                                      ------------ ------------ ------------ ----------- ------------ ------------ ------------
Net Asset Value, Beginning of Period       $10.53       $10.00      $ 10.50      $10.00       $10.60       $10.54      $10.00
                                           ------       ------      -------      ------       ------       ------      ------
Net Investment Income***                     0.12         0.16         0.08        0.10         0.04         0.14        0.16
Realized and Unrealized Gains on
   Securities***                             0.23         0.47         0.23        0.47         0.22         0.22        0.50
                                           ------       ------      -------      ------       ------       ------      ------
   Total from Operations                     0.35         0.63         0.31        0.57         0.26         0.36        0.66
                                           ------       ------      -------      ------       ------       ------      ------
Dividends from Net Investment Income        (0.08)       (0.10)       (0.04)      (0.07)       (0.05)       (0.09)      (0.12)
Distributions from Capital Gains            (0.05)        --          (0.05)        --         (0.05)       (0.05)       --
                                           ------       ------      -------      ------       ------       ------      ------
   Total Dividends and Distributions        (0.13)       (0.10)       (0.09)      (0.07)       (0.10)       (0.14)      (0.12)
                                           ------       ------      -------      ------       ------       ------      ------
Net Asset Value, End of Period             $10.75       $10.53      $ 10.72      $10.50       $10.76       $10.76      $10.54
                                           ======       ======      =======      ======       ======       ======      ======
   Total Return+                             3.27%        6.36%        2.96%       5.75%        2.39%        3.39%       6.60%
                                           ======       ======      =======      ======       ======       ======      ======
Net Assets End of Period (000)             $8,090       $6,684      $14,475      $7,914       $    1       $5,386      $5,193
                                           ======       ======      =======      ======       ======       ======      ======
Ratio of Expenses to Average Net Assets++    1.50%        1.50%        2.25%       2.25%        1.25%        1.25%       1.25%
Ratio of Net Investment Income
   to Average Net Assets++                   2.30%        1.87%        1.55%       1.15%        2.41%        2.55%       1.82%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers)++                     2.77%        4.68%        3.48%       4.92%        2.33%        2.52%       6.95%
Portfolio Turnover Rate++                   73.88%      170.31%       73.88%     170.31%       73.88%       73.88%     170.31%

*  Fund commenced operations September 30, 2004.
** Class commenced operations December 9, 2005.
*** Per Share data was calculated using the Average Shares method.
+ Total return has not been annualized, returns do not reflect loads. ++ Ratios for the period have been annualized.
++ Fund turnover rate has not been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period Ended January 31, 2006


                                                           OLD MUTUAL ASSET ALLOCATION BALANCED PORTFOLIO
                                       ----------------------------------------------------------------------------------------
                                               CLASS A                  CLASS C             CLASS Z      INSTITUTIONAL CLASS
                                       ------------------------  ------------------------ -----------   -----------------------
                                        8/1/05 TO   (9/30/04 TO   8/1/05 TO   (9/30/04 TO 12/09/05 TO   8/1/05 TO   (9/30/04 TO
                                         1/31/06     7/31/05)*     1/31/06     7/31/05)*   1/31/06**     1/31/06     7/31/05)*
                                       ----------   -----------  ----------   ----------- -----------   ---------   -----------
Net Asset Value, Beginning of Period      $ 11.02      $ 10.00     $  11.00     $  10.00      $11.26     $  11.04     $  10.00
                                          -------      -------     --------     --------      ------     --------     --------
Net Investment Income***                     0.07         0.10         0.03         0.03        0.02         0.08         0.10
Realized and Unrealized Gains on
   Securities***                             0.60         0.98         0.59         1.00        0.40         0.60         1.01
                                          -------      -------     --------     --------      ------     --------     --------
   Total from Operations                     0.67         1.08         0.62         1.03        0.42         0.68         1.11
                                          -------      -------     --------     --------      ------     --------     --------
Dividends from Net Investment Income        (0.05)       (0.06)       (0.01)       (0.03)      (0.03)       (0.06)       (0.07)
Distributions from Capital Gains            (0.08)          --        (0.08)          --       (0.08)       (0.08)          --
                                          -------      -------     --------     --------      ------     --------     --------
   Total Dividends and Distributions        (0.13)       (0.06)       (0.09)       (0.03)      (0.11)       (0.14)       (0.07)
                                          -------      -------     --------     --------      ------     --------     --------
Net Asset Value, End of Period            $ 11.56      $ 11.02     $  11.53     $  11.00      $11.57     $  11.58       $11.04
                                          =======      =======     ========     ========      ======     ========       ======
   Total Return+                             6.10%       10.83%        5.68%       10.31%       3.78%        6.21%       11.15%
                                          =======      =======     ========     ========      ======     ========       ======
Net Assets End of Period (000)            $27,506      $19,481      $44,425      $24,342      $    1      $12,109      $11,303
                                          =======      =======     ========     ========      ======     ========       ======
Ratio of Expenses to Average Net Assets++    1.55%        1.55%        2.30%        2.30%       1.30%        1.30%        1.30%
Ratio of Net Investment Income
   to Average Net Assets++                   1.25%        1.13%        0.49%        0.38%       1.51%        1.51%        1.27%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers)++                     2.50%        4.42%        3.24%        4.92%       2.27%        2.25%        1.92%
Portfolio Turnover Rate++                   60.68%      125.19%       60.68%      125.19%      60.68%       60.68%      125.19%

*  Fund commenced operations September 30, 2004.
** Class commenced operations December 9, 2005.
***Per Share data was calculated using the Average Shares method.
+ Total return has not been annualized, returns do not reflect loads. ++ Ratios for the period have been annualized.
++ Fund turnover rate has not been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period Ended January 31, 2006

                                       ---------------------------------------------------------------------------------------
                                                        OLD MUTUAL ASSET ALLOCATION MODERATE GROWTH PORTFOLIO
                                       ---------------------------------------------------------------------------------------
                                               CLASS A                  CLASS C            CLASS Z      INSTITUTIONAL CLASS
                                       -----------------------   ----------------------- -----------   -----------------------
                                       8/1/05 TO   (9/30/04 TO   8/1/05 TO   (9/30/04 TO 12/09/05 TO   8/1/05 TO   (9/30/04 TO
                                        1/31/06     7/31/05)*     1/31/06     7/31/05)*   1/31/06**     1/31/06     7/31/05)*
                                       ---------   -----------   ---------   ----------- -----------   ---------   -----------
Net Asset Value, Beginning of Period      $ 11.30     $  10.00     $  11.24     $  10.00     $11.70        $11.33      $10.00
                                          -------     --------     --------     --------     ------        ------      ------
Net Investment Income (Loss)***              0.03         0.06        (0.01)        0.00       0.01          0.05        0.07
Realized and Unrealized Gains on
  Securities***                              0.86         1.25         0.86         1.24       0.53          0.85        1.27
                                          -------     --------     --------     --------     ------        ------      ------
   Total from Operations                     0.89         1.31         0.85         1.24       0.54          0.90        1.34
                                          -------     --------     --------     --------     ------        ------      ------
Dividends from Net Investment Income        (0.03)       (0.01)          --           --      (0.04)        (0.04)      (0.01)
Distributions from Capital Gains            (0.05)          --        (0.05)          --      (0.05)        (0.05)         --
                                          -------     --------     --------     --------     ------        ------      ------
   Total Dividends and Distributions        (0.08)       (0.01)       (0.05)          --      (0.09)        (0.09)      (0.01)
                                          -------     --------     --------     --------     ------        ------      ------
Net Asset Value, End of Period            $ 12.11     $  11.30     $  12.04     $  11.24     $12.15        $12.14      $11.33
                                          =======     ========     ========     ========     ======        ======      ======
   Total Return+                             7.94%       13.11%        7.60%       12.44%      4.71%         8.04%      13.43%
                                          =======     ========     ========     ========     ======        ======      ======
Net Assets End of Period (000)            $33,497      $17,736      $63,709      $30,905     $    1        $7,070      $6,279
                                          =======     ========     ========     ========     ======        ======      ======
Ratio of Expenses to Average Net Assets++    1.55%        1.55%        2.30%        2.30%      1.30%         1.30%       1.30%
Ratio of Net Investment Income (Loss)
   to Average Net Assets++                   0.56%        0.70%       (0.20)%      (0.03)%     0.50%         0.84%       0.79%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers)++                     2.56%        4.92%        3.31%        5.44%      4.82%         2.31%       6.81%
Portfolio Turnover Rate++                   54.73%       98.50%       54.73%       98.50%     54.73%        54.73%      98.50%

*  Fund commenced operations September 30, 2004.
** Class commenced operations December 9, 2005.
***Per Share data was calculated using the Average Shares method.
+  Total return has not been annualized, returns do not reflect loads.
++ Ratios for the period have been annualized. ++ Fund turnover rate has not been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

For a Share Outstanding Throughout the Period Ended January 31, 2006

                                       ---------------------------------------------------------------------------------------------
                                                            OLD MUTUAL ASSET ALLOCATION GROWTH PORTFOLIO
                                       ---------------------------------------------------------------------------------------------
                                               CLASS A                  CLASS C            CLASS Z      INSTITUTIONAL CLASS
                                       -----------------------   ----------------------- -----------   -----------------------
                                       8/1/05 TO   (9/30/04 TO   8/1/05 TO   (9/30/04 TO 12/09/05 TO   8/1/05 TO   (9/30/04 TO
                                        1/31/06     7/31/05)*     1/31/06     7/31/05)*   1/31/06**     1/31/06     7/31/05)*
                                       ---------   -----------   ---------   ----------- -----------   ---------   -----------
Net Asset Value, Beginning of Period      $ 11.68     $  10.00     $  11.61     $  10.00      $12.23       $11.70      $10.00
                                          -------     --------     --------     --------      ------       ------      ------
Net Investment Income (Loss)***                --         0.03        (0.05)       (0.04)         --         0.02        0.04
Realized and Unrealized Gains on
  Securities***                              1.20         1.66         1.20         1.65        0.69         1.20        1.67
Redemption Fees                                --           --           --           --          --           --          --
                                          -------     --------     --------     --------      ------       ------      ------
   Total from Operations                     1.20         1.69         1.15         1.61        0.69         1.22        1.71
                                          -------     --------     --------     --------      ------       ------      ------
Dividends from Net Investment Income        (0.02)       (0.01)          --           --       (0.03)       (0.03)      (0.01)
Distributions from Capital Gains            (0.10)          --        (0.10)          --       (0.10)       (0.10)         --
                                          -------     --------     --------     --------      ------       ------      ------
   Total Dividends and Distributions        (0.12)       (0.01)       (0.10)          --       (0.13)       (0.13)      (0.01)
                                          -------     --------     --------     --------      ------       ------      ------
Net Asset Value, End of Period            $ 12.76     $  11.68     $  12.66     $  11.61      $12.79       $12.79      $11.70
                                          =======     ========     ========     ========      ======       ======      ======
   Total Return+                            10.27%       16.91%        9.93%       16.15%       5.64%       10.43%      17.13%
                                          =======     ========     ========     ========      ======       ======      ======
Net Assets End of Period (000)            $19,661      $10,443      $29,888      $13,256      $    1       $7,128      $6,225
                                          =======     ========     ========     ========      ======       ======      ======
Ratio of Expenses to Average Net Assets++    1.60%        1.60%        2.35%        2.35%       1.35%        1.35%       1.35%
Ratio of Net Investment Income (Loss)
   to Average Net Assets++                  (0.01)%       0.33%       (0.78)%      (0.44)%     (0.04)%       0.29%       0.43%
Ratio of Expenses to Average Net Assets
   (Excluding Waivers)++                     2.79%        5.02%        3.53%        5.63%       2.23%        2.54%       7.19%
Portfolio Turnover Rate++                   48.57%       59.93%       48.57%       59.93%      48.57%       48.57%      59.93%

*  Fund commenced operations September 30, 2004.
** Class commenced operations December 9, 2005.
***Per Share data was calculated using the Average Shares method.
+ Total return has not been annualized, returns do not reflect loads. ++ Ratios for the period have been annualized.
++ Fund turnover rate has not been annualized.
Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period Ended January 31, 2006

                                                    ------------------------------------------------------------
                                                          OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND1
                                                    ------------------------------------------------------------
                                                           CLASS A                          CLASS C
                                                    --------------------------       ---------------------------
                                                                  PERIOD ENDED                      PERIOD ENDED
                                                    1/1/06 TO     DECEMBER 31,       1/1/06 TO      DECEMBER 31,
                                                    1/31/06 7        2005 2          1/31/06 7         2005 2
                                                    ---------    -------------       ---------     -------------
Net Asset Value, Beginning of Period                $   12.84      $   12.30         $   12.81       $  12.30
                                                    ---------      ---------         ---------       --------
Net Investment Income (Loss)                            (0.01)*         0.05*            (0.02)*        (0.01)*
Realized and Unrealized Gain (Loss)                      0.08*          1.09*             0.07*          1.09*
                                                    ---------      ---------         ---------       --------
   Total from Operations                                 0.07           1.14              0.05           1.08
                                                    ---------      ---------         ---------       --------
Dividends from Net Investment Income                       --          (0.27)               --          (0.24)
Distributions from Capital Gains                           --          (0.33)               --          (0.33)
                                                    ---------      ---------         ---------       --------
   Total Dividends and Distributions                       --          (0.60)               --          (0.57)
                                                    ---------      ---------         ---------       --------
Net Asset Value, End of Period                       $  12.91      $   12.84          $  12.86       $  12.81
                                                    =========      =========          ========       ========
   Total Return+                                         0.55%          9.27%             0.39%          8.78%
                                                    =========      =========          ========       ========
Net Assets End of Period (000)                       $168,120       $129,960          $117,417       $ 86,752
                                                    =========      =========          ========       ========
Ratio of Expenses to Average Net Assets**
  (including Dividend Expense)                           1.95%          1.85%             2.70%          2.50%
Ratio of Expenses to Average Net Assets**
  (excluding Dividend Expense)                           1.45%          1.44%             2.20%          2.15%
Ratio of Expenses to Average Net Assets
  (excluding Waivers and Fees
  Paid Indirectly; including Dividend Expense)           1.93%          1.91%             2.90%          2.57%
Ratio of Expenses to Average Net Assets
  (excluding Fees Paid Indirectly,
   including Dividend Expense)                           1.95%          1.86%             2.70%          2.51%
Ratio of Net Investment Income (Loss)
   to Average Net Assets                                (1.14)%         0.64%            (1.89)%        (0.09)%
Portfolio Turnover Rate+                                11.76%         81.00%            11.76%         81.00%

* Per share amounts for the year are calculated based on average outstanding shares.

**  Includes expense offset for fees paid indirectly.

+ Returns and portfolio turnover rates are for the period indicated and have not been annualized. Total return would have been lower had certain expenses not been waived by the Adviser during the year. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

(1) On December 9, 2005, the Old Mutual Analytic Defensive Equity Fund (the "Fund") acquired substantially all of the assets and liabilities of the Analytic Defensive Equity Fund (the "Predecessor Fund"), a series of The Advisors' Inner Circle Fund. The operations of the Fund prior to the acquisition were those of the Predecessor Fund.

(2) Commenced operations on March 31, 2005. All Ratios for the period have been annualized.

(3) The Fund's Class Z is the successor class of the Predecessor Fund's Institutional Class; the Fund's Institutional Class is new.

(4) Commenced operations on December 9, 2005. All Ratios for the period have been annualized.

(5) Includes a return of capital of $(0.003).

(6) On June 24, 2002, the Predecessor Fund acquired the assets of the UAM Analytic Defensive Equity Fund, a series of the UAM Funds, Inc. II. The operations of the Predecessor Fund prior to acquisition were those of the UAM Analytic Defensive Equity Fund.

(7) The Old Mutual Analytic Fund changed the fiscal year end from December 31 to July 31.

Amounts designated as "--" are either $0 or have been rounded to $0.


The accompanying notes are an integral part of the financial statements.

                                                 --------------------------------------------------------------------------------
                                                                  OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND1 (CONTINUED)
                                                 --------------------------------------------------------------------------------
                                                                                       CLASS Z 3
                                                 --------------------------------------------------------------------------------
                                                              YEAR ENDED    YEAR ENDED     YEAR ENDED    YEAR ENDED   YEAR ENDED
                                                 1/1/06 TO    DECEMBER 31,  DECEMBER 31,   DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                                                 1/31/06 7        2005          2004           2003         2002 6       2001 6
                                                 ---------    ------------  ------------   -----------   -----------  -----------
Net Asset Value, Beginning of Period             $  12.82       $  11.66       $ 11.10        $  9.09      $ 10.46       $ 10.80
                                                 --------       --------       -------        -------      -------       -------
Net Investment Income (Loss)                        (0.01)*         0.10*         0.09*          0.08*        0.09          0.08
Realized and Unrealized Gain (Loss)                  0.09*          1.69*         0.99*          2.01*       (1.36)        (0.30)
                                                 --------       --------       -------        -------      -------       -------
   Total from Operations                             0.08           1.79          1.08           2.09        (1.27)        (0.22)
                                                 --------       --------       -------        -------      -------       -------
Dividends from Net Investment Income                   --          (0.30)        (0.19)         (0.08)       (0.10)5       (0.07)
Distributions from Capital Gains                       --          (0.33)        (0.33)            --           --         (0.05)
                                                 --------       --------       -------        -------      -------       -------
   Total Dividends and Distributions                   --          (0.63)        (0.52)         (0.08)       (0.10)5       (0.12)
                                                 --------       --------       -------        -------      -------       -------
Net Asset Value, End of Period                   $  12.90       $  12.82       $  11.66       $ 11.10      $   9.09      $  10.46
                                                 ========       ========       ========       =======      =======       ========
   Total Return+                                     0.62%         15.36%         9.87%         23.13%      (12.22)%       (1.98)%
                                                 ========       ========       ========       =======      =======       ========
Net Assets End of Period (000)                   $204,030       $227,265       $57,171        $44,693      $35,131       $40,806
                                                 ========       ========       ========       =======      =======       ========
Ratio of Expenses to Average Net Assets**
  (including Dividend Expense)                       1.70%          1.29%         1.17%          1.30%        1.09%         0.99%
Ratio of Expenses to Average Net Assets**
  (excluding Dividend Expense)                       1.20%          1.05%         0.99%          0.99%        0.99%         0.99%
Ratio of Expenses to Average Net Assets
  (excluding Waivers and Fees
  Paid Indirectly; including Dividend Expense)       1.87%          1.37%         1.70%          2.27%        1.94%         1.69%
Ratio of Expenses to Average Net Assets
  (excluding Fees Paid Indirectly,
   including Dividend Expense)                       1.70%          1.32%         1.41%          1.71%        1.46%         0.99%
Ratio of Net Investment Income (Loss)
   to Average Net Assets                            (0.86)%         0.78%         0.75%          0.79%        0.91%         0.71%
Portfolio Turnover Rate+                            11.76%         81.00%       152.00%        241.00%      233.00%       216.00%

--------------------------------------------------------------------------------
             OLD MUTUAL ANALYTIC DEFENSIVE EQUITY FUND 1 (CONTINUED)
--------------------------------------------------------------------------------
                                                    INSTITUTIONAL CLASS
                                                   --------------------------
                                                                PERIOD ENDED
                                                   1/1/06 TO     DECEMBER 31,
                                                   1/31/06 7        2005 4
                                                   ---------    -------------
Net Asset Value, Beginning of Period                 $12.82         $13.45
                                                     ------         ------
Net Investment Income (Loss)                          (0.01)*           --*
Realized and Unrealized Gain (Loss)                    0.08*         (0.09)*
                                                     ------         ------
   Total from Operations                               0.07          (0.09)
                                                     ------         ------
Dividends from Net Investment Income                     --          (0.21)
Distributions from Capital Gains                         --          (0.33)
                                                     ------         ------
   Total Dividends and Distributions                     --          (0.54)
                                                     ------         ------
Net Asset Value, End of Period                       $12.89        $ 12.82
                                                     ======        =======
   Total Return+                                       0.55%         (0.63)%
                                                     ======        =======
Net Assets End of Period (000)                       $1,252        $     2
                                                     ======        =======
Ratio of Expenses to Average Net Assets**
  (including Dividend Expense)                         1.65%          1.15%
Ratio of Expenses to Average Net Assets**
  (excluding Dividend Expense)                         1.15%          1.15%
Ratio of Expenses to Average Net Assets
  (excluding Waivers and Fees
  Paid Indirectly; including Dividend Expense)         1.93%          1.39%
Ratio of Expenses to Average Net Assets
  (excluding Fees Paid Indirectly,
   including Dividend Expense)                         1.65%          1.15%
Ratio of Net Investment Income (Loss)
   to Average Net Assets                              (0.82)%         0.33%
Portfolio Turnover Rate+                              11.76%         81.00%

OLD MUTUAL ADVISOR FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period Ended January 31, 2006

                         ----------------------------------------------------  --------------------------------------------------
                                   OLD MUTUAL CLAY FINLAY CHINA FUND              OLD MUTUAL CLAY FINLAY EMERGING MARKETS FUND
                         ----------------------------------------------------  --------------------------------------------------
                                                                 INSTITUTIONAL                                       INSTITUTIONAL
                           CLASS A       CLASS C      CLASS Z        CLASS       CLASS A      CLASS C      CLASS Z       CLASS
                         -----------   -----------  -----------   -----------  -----------  -----------  -----------  -----------
                         12/30/05 TO   12/30/05 TO  12/30/05 TO   12/30/05 TO  12/30/05 TO  12/30/05 TO  12/30/05 TO  12/30/05 TO
                           1/31/06*      1/31/06*     1/31/06*      1/31/06*     1/31/06*     1/31/06*     1/31/06*     1/31/06*
                         -----------   -----------  -----------   -----------  -----------  -----------  -----------  -----------
Net Asset Value,
   Beginning of Period       $10.00       $10.00       $10.00       $10.00       $10.00       $10.00       $10.00       $10.00
                             ------       ------       ------       ------       ------       ------       ------       ------
Net Investment Loss           (0.02)       (0.02)       (0.01)       (0.01)       (0.04)       (0.05)       (0.04)       (0.04)
Realized and Unrealized
   Gains on Securities         1.27         1.27         1.27         1.27         1.01         1.01         1.01         1.01
                             ------       ------       ------       ------       ------       ------       ------       ------
   Total from Operations       1.25         1.25         1.26         1.26         0.97         0.96         0.97         0.97
                             ------       ------       ------       ------       ------       ------       ------       ------
Dividends from Net
   Investment Income             --           --           --           --           --           --           --           --
Distributions from
   Capital Gains                 --           --           --           --           --           --           --           --
                             ------       ------       ------       ------       ------       ------       ------       ------
   Total Dividends and
       Distributions             --           --           --           --           --           --           --          --
                             ------       ------       ------       ------       ------       ------       ------       ------
Net Asset Value,
   End of Period             $11.25       $11.25       $11.26       $11.26       $10.97       $10.96       $10.97       $10.97
                             ======       ======       ======       ======       ======       ======       ======       ======
   Total Return+              12.50%       12.50%       12.60%       12.60%        9.70%        9.60%        9.70%        9.70%
                             ======       ======       ======       ======       ======       ======       ======       ======
Net Assets End
   of Period (000)           $    1       $    1       $    1       $5,626       $    1       $    1       $    1       $2,741
                             ======       ======       ======       ======       ======       ======       ======       ======
Ratio of Expenses to
   Average Net Assets++        2.10%        2.85%        1.85%        1.55%        2.10%        2.85%        1.85%        1.35%
Ratio of Net Investment
   Loss to Average
   Net Assets++               (1.69)%      (2.42)%      (1.42)%      (1.42)%      (4.99)%      (5.74)%      (4.73)%      (4.22)%
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers)++       7.96%        8.70%        7.70%        7.39%       21.64%       22.38%       21.38%       20.88%
Portfolio Turnover Rate++      1.72%        1.72%        1.72%        1.72%       13.28%       13.28%       13.28%       13.28%

*  Fund commenced operations December 30, 2005.
+  Not annualized.
++ Ratios for the period have been annualized.
++ Fund turnover rate has not been annualized.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout the Period Ended January 31, 2006

                           --------------------------------------------------- --------------------------------------------------
                              OLD MUTUAL COPPER ROCK EMERGING GROWTH FUND            OLD MUTUAL INTERNATIONAL EQUITY FUND
                           --------------------------------------------------- --------------------------------------------------
                                                                 INSTITUTIONAL                                      INSTITUTIONAL
                            CLASS A       CLASS C      CLASS Z       CLASS       CLASS A      CLASS C      CLASS Z       CLASS
                           ---------     ---------   -----------   ---------   -----------  -----------  -----------  -----------
                           8/1/05 TO     8/1/05 TO   12/09/05 TO   8/1/05 TO   12/30/05 TO  12/30/05 TO  12/30/05 TO  12/30/05 TO
                            1/31/06       1/31/06     1/31/06**     1/31/06     1/31/06*     1/31/06*     1/31/06*     1/31/06*
                           ---------     ---------   -----------   ---------   -----------  -----------  -----------  -----------
Net Asset Value,
   Beginning of Period       $10.00       $10.00       $10.46       $10.00       $10.00       $10.00       $10.00       $10.00
                             ------       ------       ------       ------       ------       ------       ------       ------
Net Investment Income (Loss)  (0.07)       (0.09)       (0.02)       (0.05)        0.00        (0.02)       (0.01)       (0.01)
Realized and Unrealized
   Gains on Securities         1.68         1.64         1.19         1.68         0.48         0.49         0.49         0.50
                             ------       ------       ------       ------       ------       ------       ------       ------
   Total from Operations       1.61         1.55         1.17         1.63         0.48         0.47         0.48         0.49
                             ------       ------       ------       ------       ------       ------       ------       ------
Dividends from Net
   Investment Income             --           --           --           --           --           --           --          --
Distributions from
   Capital Gains                 --           --           --           --           --           --           --          --
                             ------       ------       ------       ------       ------       ------       ------       ------
   Total Dividends and
     Distributions               --           --           --           --           --           --           --          --
                             ------       ------       ------       ------       ------       ------       ------       ------
Net Asset Value,
   End of Period             $11.61       $11.55       $11.63       $11.63       $10.48       $10.47       $10.48       $10.49
                             ======       ======       ======       ======       ======       ======       ======       ======
   Total Return+              16.10%       15.50%       11.19%       16.30%        4.80%        4.70%        4.80%        4.90%
                             ======       ======       ======       ======       ======       ======       ======       ======
Net Assets End
   of Period (000)           $1,496       $   44       $    1       $5,166       $    1       $    1    $       1       $5,240
                             ======       ======       ======       ======       ======       ======       ======       ======
Ratio of Expenses to
   Average Net Assets++        1.55%        2.30%        1.30%        1.10%        1.70%        2.45%        1.45%        1.20%
Ratio of Net Investment
   Loss to Average
   Net Assets++               (1.40)%      (1.86)%      (1.20)%      (0.96)%      (1.25)%      (1.99)%      (1.01)%      (0.75)%
Ratio of Expenses to
   Average Net Assets
   (Excluding Waivers)++       9.31%       10.06%       28.25%        8.86%        7.85%        8.59%        7.61%        7.35%
Portfolio Turnover Rate++     82.66%       82.66%       82.66%       82.66%        4.50%        4.50%        4.50%        4.50%

*   Fund commenced operations December 30, 2005.
**  Class commenced operations December 9, 2005.
+   Not annualized.
++  Ratios for the period have been annualized.
++  Fund turnover rate has not been annualized.

The accompanying notes are an integral part of the financial statements.

OLD MUTUAL ADVISOR FUNDS

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)

1.  ORGANIZATION
Old Mutual Advisor Funds (the "Trust"), a Delaware statutory trust effective May 26, 2004, is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end management investment company. The Trust currently offers nine series portfolios, the Old Mutual Asset Allocation Conservative Portfolio, the Old Mutual Asset Allocation Balanced Portfolio, the Old Mutual Asset Allocation Moderate Growth Portfolio, the Old Mutual Asset Allocation Growth Portfolio (the "Asset Allocation Funds"), the Old Mutual Analytic Defensive Equity Fund ("Old Mutual Analytic Fund"), the Old Mutual Clay Finlay China Fund, the Old Mutual Clay Finlay Emerging Markets Fund, the Old Mutual International Equity Fund (collectively "the International Funds") and the Old Mutual Copper Rock Emerging Growth Fund ("Copper Rock Fund") (each a "Fund" and collectively the "Funds"). The Asset Allocation Funds commenced operations on September 30, 2004; the Old Mutual Analytic Fund commenced operations on July 1, 1978; the International Funds commenced operations on December 30, 2005 and the Copper Rock Fund commenced operations on July 29, 2005.

Shareholders may purchase shares of the Funds through four separate classes, Class A, Class C, Class Z and Institutional Class shares. All classes have equal right as to earnings, assets and voting privileges, except that each class may have different distribution costs, dividends, registration costs and shareholder services costs and each class has exclusive voting rights with respect to its distribution plan. Except for these differences, each class share of each Fund represents an equal proportionate interest in that Fund. Each Fund is classified as a diversified management investment company. The Fund's prospectuses provide a description of each Fund's investment objective, policies and investment strategies.

The Old Mutual Analytic Fund is a successor to the Analytic Defensive Equity Fund (the "AIC Analytic Fund"), a series of The Advisors' Inner Circle Fund. The AIC Analytic Fund and the Old Mutual Analytic Fund entered into an agreement and plan of reorganization dated as of October 13, 2005. Under the plan of reorganization, the AIC Analytic Fund transferred substantially all of its assets and liabilities to the Old Mutual Analytic Fund on December 9, 2005. Each shareholder received a number of shares of the Old Mutual Analytic Fund equal in dollar value and in the number of shares to the AIC Analytic Fund as of December 9, 2005. The Old Mutual Analytic Fund has the same investment objectives and policies and substantially the same risks, policies, restrictions and limitations as the AIC Analytic Fund. The Old Mutual Analytic Fund has changed its fiscal year end from December 31 to July 31 effective December 9, 2005.

In the normal course of business the Funds may enter into various agreements that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against each Fund. However, based on experience, the Funds expect the risk of loss to be remote.


2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS -- The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION -- Investment securities of a Fund, including securities sold short, that are listed on a securities exchange, and for which market quotations are readily available, are valued at the last quoted sales price at the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern
Time) each day that the NYSE is open. Investment securities of a Fund that are quoted on a national market system are valued at the official closing price provided by NASDAQ, or if there is none, at the last sales price. The Funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, securities are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The Trust's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. The valuation is assigned to Fair Valued Securities for purposes of calculating a Fund's net asset value ("NAV"). Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the primary market in which they are traded and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by another method that the Board believes accurately reflects fair value.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless Old Mutual Capital, Inc. (the "Adviser") determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs.

OPTIONS AND FUTURES -- Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recognized on the ex-dividend date; interest income is recognized on the accrual basis and includes amortization of premiums and accretion of discounts on investments. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Costs used in determining realized capital gains and losses on the sale of investment securities are those of the specific securities sold adjusted for the accretion and amortization of acquisition discounts and premiums during the respective holding periods, if applicable.

DIVIDENDS AND DISTRIBUTIONS -- Dividends from net investment income for the Funds are declared at least annually, if available, except Old Mutual Asset Allocation Conservative Portfolio and Old Mutual Asset Allocation Balanced Portfolio which are declared at least quarterly, if available. Distributions of net realized capital gains, for each Fund, are generally made to shareholders annually, if available.

FOREIGN WITHHOLDING TAXES -- The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

OLD MUTUAL ADVISOR FUNDS


FORWARD FOREIGN CURRENCY CONTRACTS -- The Funds may enter into forward foreign currency contracts as hedges against specific transactions, fund positions or anticipated fund positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded accordingly. The Funds realize gains and losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Net Assets.

TRI-PARTY REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by a third party custodian bank until the respective agreements mature. Provisions of the repurchase agreements and procedures adopted by the Board requires that the market value of the collateral including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into insolvency proceedings, realization of the collateral by a Fund may be delayed or limited.

TBA PURCHASE COMMITMENTS -- The Funds may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date, which risk is in addition to the risk of decline in the value of each Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

MORTGAGE DOLLAR ROLLS -- The Funds may enter into mortgage dollar rolls (principally using TBA's) in which each Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase substantially similar securities at an agreed-upon price on a fixed date. Each Fund accounts for such dollar rolls under the purchases and sales method and receives compensation as consideration for entering into the commitment to repurchase. Each Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. The market value of the securities that each Fund is required to purchase may decline below the agreed upon repurchase price of those securities.

The counterparty receives all principal and interest payments, including prepayments, made in respect of a security subject to such a contract while it is the holder. Mortgage dollar rolls may be renewed with a new purchase and repurchase price and a cash settlement made on settlement date without physical delivery of the securities subject to the contract. Each Fund engages in dollar rolls for the purpose of enhancing its yield, principally by earning a negotiated fee.

FOREIGN CURRENCY CONVERSION -- The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are converted into U.S. dollars on the following basis:

   (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and

  (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities.

The Funds report gains and losses on foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

FUTURES CONTRACTS -- The Funds may utilize futures contracts primarily to hedge against changes in security prices. Upon entering into a futures contract, the Funds will deposit securities for the initial margin with its custodian in a segregated account. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Funds each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund's basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction.

OPTIONS -- The Funds may write or purchase financial options contracts primarily to hedge against changes in security prices, or securities that the Funds intend to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or a loss on investment transactions. The Funds as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are hybrids between mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, CMOs usually pay interest monthly and have a more focused range of principal payment dates than pass-through securities. While CMOs may be collateralized by whole mortgage loans, CMOs are more typically collateralized by mortgage-backed securities guaranteed by Government National Mortgage Association, Federal Home Loan Mortgage Corporation or Federal National Mortgage Association and their income streams.

A Real Estate Mortgage Investment Conduit (REMIC) is a CMO that qualifies for special tax treatment under the Internal Revenue Code of 1986, as amended, and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

CMOs are structured into multiple classes, each bearing a different stated maturity. Each class of CMO or REMIC certificate, often referred to as a "tranche," is issued at a specific interest rate and must be fully retired by its final distribution date. Generally, all classes of CMOs or REMIC certificates pay or accrue interest monthly. Investing in the lowest tranche of CMOs and REMIC certificates involves risks similar to those associated with investing in equity securities.

SHORT SALES -- As consistent with the Old Mutual Analytic Fund's investment objectives, the Old Mutual Analytic Fund may engage in short sales that are "uncovered." Uncovered short sales are transactions under which a fund sells a security it does not own. To complete such a transaction, the fund must borrow the security to make delivery to the buyer. The fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the fund. Until the security is replaced the fund is required to pay the lender amounts equal to any dividends or interest that accrue during the period of the loan. To borrow the security, the fund also may be

OLD MUTUAL ADVISOR FUNDS

--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)


required to pay a premium, which would decrease proceeds of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the fund sells the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a fund closes its short position or replaces the borrowed security, it will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the fund's short positions.

OFFERING COSTS -- All offering costs incurred with the start up of the Funds are being amortized on a straight line basis over a period of twelve months from commencement of operations. As of January 31, 2006, the Old Mutual Clay Finlay China Fund, the Old Mutual Clay Finlay Emerging Markets Fund, the Old Mutual International Equity Fund, since their inception on December 30, 2005, and the Old Mutual Copper Rock Emerging Growth Fund, since its inception on July 29, 2005, had offering costs remaining to be amortized of $32,023, $32,023, $32,023 and $54,099, respectively. As of January 31, 2006, the Asset Allocation Funds have fully amortized their offering costs.

OTHER -- Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses are prorated to the Funds on the basis of relative net assets. Class specific expenses, such as 12b-1, distribution and service fees, are borne by that class. Income, other expenses and realized and unrealized gains and losses of a Fund are allocated to the respective class on the basis of the relative net assets each day.

The Funds have an arrangement with the transfer agent, DST Systems, Inc., whereby interest earned on uninvested cash balances is used to offset a portion of the transfer agent expense. The transfer agent expenses shown in the Statements of Operations are in total and do not reflect the expense reductions, if any, which are shown separately.

The Funds impose a 2% redemption/exchange fee on total redemption proceeds (after applicable deferred sales charges) of any shareholder redeeming shares (including redemption by exchange) of the Funds within 10 calendar days of their purchase. The Funds charge the redemption/exchange fee to discourage market timing by those shareholders initiating redemptions or exchanges to take advantage of short-term market movements. The redemption fee will be imposed to the extent that the number of Fund shares redeemed exceeds the number of Fund shares that have been held for more than 10 calendar days. In determining how long shares of the Fund have been held, shares held by the investor for the longest period of time will be sold first. The Funds will retain the fee by crediting them the capital. As of January 31, 2006, the following redemption fees were collected by the Funds.

                                                         INSTITUTIONAL
                             CLASS A  CLASS C  CLASS Z      CLASS
                            --------- -------- -------   --------------
Old Mutual Asset Allocation
  Conservative Portfolio    $  120     $ --     $ --        $ --
Old Mutual Asset Allocation
  Balanced Portfolio            41       6       --           --
Old Mutual Asset Allocation
  Moderate Growth Portfolio    212       9       --           --
Old Mutual Asset Allocation
  Growth Portfolio               8      59       --            1
Old Mutual Analytic
  Defensive Equity Fund      1,497       1       --           --
Old Mutual Clay Finlay
  China Fund                    --      --       --           --

                                                         INSTITUTIONAL
                             CLASS A  CLASS C  CLASS Z      CLASS
                            --------- -------- -------   --------------
Old Mutual Clay Finlay
  Emerging Markets Fund      $ --     $ --     $ --         $ --
Old Mutual Copper Rock
  Emerging Growth Fund          7       --       --           --
Old Mutual International
  Equity Fund                  --       --       --           --

Amounts designated as "--" are either $0 or have been rounded to $0.

3.  INVESTMENT ADVISORY FEES, ADMINISTRATIVE FEES AND
    OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER

Old Mutual Capital, Inc. is an indirect, wholly owned subsidiary of Old Mutual
(US) Holdings Inc. ("OMUSH"), which is a wholly owned subsidiary of Old Mutual plc., a London-Exchange listed international financial services firm. The Funds and the Adviser are parties to an Investment Advisory Agreement (the "Advisory Agreement"), under which, the Adviser is paid a monthly fee that is calculated daily and paid monthly, at an annual rate based on the average daily net assets of each Fund, as follows:

                          MANAGEMENT
                              FEE               ASSET LEVEL
                           ---------  ----------------------------------
Old Mutual Asset Allocation  0.850%     Less than $1 billion
  Conservative Portfolio     0.825%     From $1 billion to $2 billion
                             0.800%     From $2 billion to $3 billion
                             0.750%     Greater than $3 billion

Old Mutual Asset Allocation  0.900%     Less than $1 billion
  Balanced Portfolio         0.875%     From $1 billion to $2 billion
                             0.850%     From $2 billion to $3 billion
                             0.825%     Greater than $3 billion

Old Mutual Asset Allocation  0.900%     Less than $1 billion
  Moderate Growth Portfolio  0.825%     From $1 billion to $2 billion
                             0.800%     From $2 billion to $3 billion
                             0.775%     Greater than $3 billion

Old Mutual Asset Allocation  0.950%     Less than $1 billion
  Growth Portfolio           0.825%     From $1 billion to $2 billion
                             0.800%     From $2 billion to $3 billion
                             0.775%     Greater than $3 billion

Old Mutual Analytic          0.950%     N/A
  Defensive Equity Fund

Old Mutual Clay Finlay       1.350%     Less than $1 billion
  China Fund                 1.325%     From $1 billion to $2 billion
                             1.300%     From $2 billion to $3 billion
                             1.275%     Greater than $3 billion


Old Mutual Clay Finlay       1.150%     Less than $1 billion
  Emerging Markets Fund      1.125%     From $1 billion to $2 billion
                             1.100%     From $2 billion to $3 billion
                             1.075%     Greater than $3 billion


Old Mutual Copper Rock       0.900%     N/A
  Emerging Growth Fund

Old Mutual International     1.000%     Less than $1 billion
  Equity Fund                0.975%     From $1 billion to $2 billion
                             0.950%     From $2 billion to $3 billion
                             0.925%     Greater than $3 billion

OLD MUTUAL ADVISOR FUNDS


EXPENSE LIMITATION AGREEMENTS
In the interest of limiting expenses of the Funds, the Adviser has entered into separate expense limitation agreements ("Expense Limitation Agreements") pursuant to which the Adviser has agreed, in writing, to waive or limit its fees and to assume other expenses of the Funds to the extent necessary to limit the total annual expenses to a specified percentage of the Funds' average daily net assets through the dates specified below.

The expense limitations are as follows:

                                                                                         INSTITUTIONAL     EXPIRATION DATE
                                                       CLASS A    CLASS C     CLASS Z        CLASS      OF EXPENSE LIMITATION
                                                       -------    ------      ------      ------------  ---------------------
Old Mutual Asset Allocation Conservative Portfolio      1.50%      2.25%       1.25%        1.25%       December 31, 2008
Old Mutual Asset Allocation Balanced Portfolio          1.55%      2.30%       1.30%        1.30%       December 31, 2008
Old Mutual Asset Allocation Moderate Growth Portfolio   1.55%      2.30%       1.30%        1.30%       December 31, 2008
Old Mutual Asset Allocation Growth Portfolio            1.60%      2.35%       1.35%        1.35%       December 31, 2008
Old Mutual Analytic Defensive Equity Fund               1.45%      2.20%       1.20%        1.15%       July 31, 2007
Old Mutual Clay Finlay China Fund                       2.10%      2.85%       1.85%        1.55%       December 31, 2006
Old Mutual Clay Finlay Emerging Markets Fund            2.10%      2.85%       1.85%        1.35%       December 31, 2006
Old Mutual Copper Rock Emerging Growth Fund             1.55%      2.30%       1.30%        1.10%       July 31, 2007
Old Mutual International Equity Fund                    1.70%      2.45%       1.45%        1.20%       December 31, 2006

Reimbursement by the Asset Allocation Funds, Old Mutual Analytic Fund and Copper Rock Fund of the advisory fees waived and other expenses paid by the Adviser pursuant to the applicable Expense Limitation Agreements may be made at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual expense rate of the Fund to exceed the expense limitation. Consequently, no reimbursement by these Funds will be made unless: (i) the Fund's assets exceed $75 million; (ii) the Fund's total annual expense ratio is less than the expense limitation (excluding certain other expenses such as brokerage commissions and extraordinary expenses); and (iii) the payment of such reimbursement was approved by the Board on a quarterly basis. Moreover, in accordance with the terms of agreements with the Adviser, whereby, to the extent that the Adviser reimburses advisory fees or absorbs operating expenses of a Fund, the Adviser may seek payment of such amounts within two fiscal years after the fiscal year in which fees were reimbursed or absorbed, the actual expenses charged to the Funds may exceed these limits. Reimbursement by the International Funds of the advisory fees waived and other expenses paid by the Adviser pursuant to an Expense Limitation Agreement with the International Funds may be made up to three years after the expenses were reimbursed or absorbed. The International Funds will make no such payment, however, if the total Fund operating expenses exceed the expense limits in effect at the time the expenses were reimbursed. At January 31, 2006, the Adviser may seek reimbursement of previously waived and reimbursed fees for the Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio, Old Mutual Asset Allocation Growth Portfolio, Old Mutual Analytic Fund, Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund, Old Mutual International Equity Fund and Copper Rock Fund was $530,666, $1,126,025, $1,064,862, $727,622, $140,774, $26,332, $43,350, $26,619 and $161,661,
respectively.

Prior to December 9, 2005, Analytic Investors, Inc. ("Analytic") served as investment adviser to the AIC Analytic Fund pursuant to an investment advisory agreement with The Advisors' Inner Circle Fund and was paid a management fee equal to 0.60% of the AIC Analytic Fund's average daily net assets. For the period January 1, 2005 to December 9, 2005, Analytic was paid $1,249,352 by the AIC Analytic Fund for its services. Prior to December 9, 2005, Analytic limited its advisory fees to limit the total annual fund operating expenses (excluding dividend expense) to 1.60%, 2.35% and 1.35% for the Class A, Class C and Institutional Class shares, respectively, of the AIC Analytic Fund. Prior to April 1, 2005, Analytic limited its advisory fees to limit the total annual operating expenses (excluding dividend expense) to 0.99% for Institutional Class shares of the AIC Analytic Fund. (The Old Mutual Analytic Defensive Equity Fund's Class Z is the successor class of the AIC Analytic Fund's Institutional Class; the Old Mutual Analytic Fund's Institutional Class is new.)

SUB-ADVISORY AGREEMENTS

Effective March 1, 2006, the sub-advisory agreement ("Ibbotson Sub-Advisory Agreement") between the Trust, on behalf of the Asset Allocation Funds, the Adviser and Ibbotson Associates Advisors, LLC ("Ibbotson") was terminated. Pending shareholder approval of a new sub-advisory agreement ("Proposed Ibbotson Sub-Advisory Agreement") between the Trust, on behalf of the Asset Allocation Funds, the Adviser and Ibbotson, the Board approved an interim sub-advisory agreement ("Ibbotson Interim Agreement") with Ibbotson in substantially the same form as the Ibbotson Sub-Advisory Agreement. The Ibbotson Interim Agreement commenced on February 28, 2006. For the services provided and expenses incurred pursuant to the Ibbotson Interim Agreement and Proposed Ibbotson Sub-Advisory Agreement for the Asset Allocation Funds, Ibbotson is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Asset Allocation Funds managed by Ibbotson, which is computed and paid monthly at an annual rate equal to the greater of (i) a percentage of the portion of each Fund's average daily net assets so managed, 0.08% for average daily net assets up to $250 million, 0.07% for average daily net assets from $250 million to $500 million, 0.06% for average daily net assets from $500 million to $750 million, 0.05% for average daily net assets from $750 million to $1 billion, 0.04% for average daily net assets from $1 billion to $2 billion, and 0.03% for average daily net assets over $2 billion, and (ii) $200,000.

The Trust, on behalf of the Asset Allocation Funds and the Old Mutual International Equity Fund, and the Adviser have entered into a sub-advisory agreements collectively (the "Acadian Sub-Advisory Agreement") with Acadian Asset Management, Inc. ("Acadian"). Acadian is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Acadian Sub-Advisory Agreement, Acadian is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Acadian, which is computed and paid monthly at an annual rate of 0.45% and 0.60% for the Asset Allocation Funds and Old Mutual International Equity Fund, respectively, of the average daily net assets so managed.

The Trust, on behalf of the Asset Allocation Funds and the Old Mutual Analytic Fund, and the Adviser have entered into a sub-advisory agreement (the "Analytic Sub-Advisory Agreement") with Analytic Investors, Inc. ("Analytic"). Analytic is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Analytic Sub-Advisory

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OLD MUTUAL ADVISOR FUNDS

NOTES TO FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)


Agreement, Analytic is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Analytic, which is computed and paid monthly at an annual rate of 0.35% and 0.70% for the Asset Allocation Funds and the Old Mutual Analytic Fund, respectively, of the average daily net assets so managed.

The Trust, on behalf of the Asset Allocation Funds, and the Adviser have entered into a sub-advisory agreement (the "BHMS Sub-Advisory Agreement") with Barrow, Hanley, Mewhinney & Strauss, Inc. ("Barrow Hanley"). Barrow Hanley is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the BHMS Sub-Advisory Agreement, Barrow Hanley is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Asset Allocation Funds managed by Barrow Hanley which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Asset Allocation Fund's average daily net assets so managed, 0.15% for U.S. Intermediate Fixed Income mandate, 0.15% for U.S. Core Fixed Income mandate, 0.35% for U.S. Large Cap Value mandate, 0.45% for U.S. Mid Cap Value mandate and 0.50% for U.S. Small Cap Value mandate.

The Trust, on behalf of the Asset Allocation Funds and the Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund and Old Mutual International Equity Fund, and the Adviser have entered into sub-advisory agreements collectively, (the "Clay Finlay Sub-Advisory Agreement") with Clay Finlay Inc. ("Clay Finlay"). Clay Finlay is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Clay Finlay Sub-Advisory Agreement, Clay Finlay is entitled to receive from the Adviser for the Asset Allocation Funds a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Clay Finlay, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund's average daily net assets so managed, of 0.45% for International Large Cap Equity mandate and 0.50% for Emerging Markets Equity mandate. Clay Finlay is entitled to receive from the Adviser an annual sub-advisory fee equal to 1.00%, 0.80% and 0.60% of the Old Mutual Clay Finlay China Fund, Old Mutual Clay Finlay Emerging Markets Fund and Old Mutual International Equity Fund, assets so managed, respectively.

The Trust, on behalf of the Asset Allocation Funds, and the Adviser have entered into a sub-advisory agreement (the "Dwight Sub-Advisory Agreement") with Dwight Asset Management Company ("Dwight"). Dwight is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Dwight Sub-Advisory Agreement for the Funds, Dwight is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Asset Allocation Funds managed by Dwight, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Asset Allocation Fund's average daily net assets so managed, of 0.10% for Cash Management mandate, 0.15% for U.S. Intermediate Fixed Income mandate, 0.15% for U.S. Core Fixed Income mandate and 0.25% for U.S. High Yield Fixed Income mandate.

The Trust, on behalf of the Asset Allocation Funds, and the Adviser have entered into a sub-advisory agreement, as amended (the "Heitman Sub-Advisory Agreement") with Heitman Real Estate Securities LLC ("Heitman"). Heitman is a wholly owned subsidiary of Heitman LLC, a Delaware limited liability company owned 50% by Heitman senior executives and 50% by Old Mutual (HFL) Inc., a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Heitman Sub-Advisory Agreement, Heitman is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Asset Allocation Funds managed by Heitman, which is computed and paid monthly at an annual rate of 0.40% of the average daily net assets so managed.

The Trust, on behalf of the Asset Allocation Funds, and the Adviser have entered into a sub-advisory agreement (the "LRC Sub-Advisory Agreement") with Liberty Ridge Capital, Inc. ("Liberty Ridge"). Liberty Ridge is a wholly owned subsidiary of OMUSH. Prior to October 1, 2004, Liberty Ridge was known as Pilgrim Baxter & Associates, Ltd. For the services provided and expenses incurred pursuant to the LRC Sub-Advisory Agreement, Liberty Ridge is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Liberty Ridge, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Asset Allocation Fund's average daily net assets so managed, of 0.35% for U.S. Large Cap Growth mandate, 0.35% for U.S. Large Cap Blend mandate, 0.40% for All Cap Blend mandate, 0.45% for U.S. Mid Cap Equity mandate, 0.45% for U.S. Mid Cap Growth mandate, 0.50% for U.S. Small Cap Growth mandate and 0.50% for U.S. Small Cap Blend mandate.

The Trust, on behalf of the Asset Allocation Funds, and the Adviser have entered into a sub-advisory agreement (the "Provident Sub-Advisory Agreement") with Provident Investment Counsel ("Provident"). Provident is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Provident Sub-Advisory Agreement, Provident is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Provident, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Asset Allocation Fund's average daily net assets so managed, of 0.35% for U.S. Large Cap Growth mandate and 0.45% for U.S. Mid Cap Growth mandate.

The Trust, on behalf of the Asset Allocation Funds, and the Adviser have entered into a sub-advisory agreement (the "Rogge Sub-Advisory Agreement") with Rogge Global Partners PLC ("Rogge"). Rogge is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the Rogge Sub-Advisory Agreement for the Funds, Rogge is entitled to receive from the Adviser a sub-advisory fee with respect to the portion of the average daily net assets of such portion of the Funds managed by Rogge, which is computed and paid monthly at an annual rate of 0.25% of the average daily net assets so managed.

The Trust, on behalf of the Asst Allocation Funds, and the Adviser have entered into a sub-advisory agreement (the "TS&W Sub-Advisory Agreement") with Thompson, Siegel & Walmsley, Inc. ("TS&W"). TS&W is a wholly owned subsidiary of OMUSH. For the services provided and expenses incurred pursuant to the TS&W Sub-Advisory Agreement for the Funds, TS&W is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of such portion of the Asset Allocation Funds managed by TS&W, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Asset Allocation Fund's average daily net assets so managed, of 0.35% for U.S. Large Cap Value mandate, 0.40% for U.S. All Cap Value mandate, 0.45% for U.S. Mid Cap Value mandate, 0.475% for U.S. Small/Mid Cap Value mandate and 0.50% for U.S. Small Cap Value mandate.

The Trust, on behalf of the Old Mutual Copper Rock Emerging Growth Fund, and the Adviser have entered into an interim sub-advisory agreement (the "Copper Rock Sub-Advisory Agreement") with Copper Rock Capital Partners LLC ("Copper Rock") and the new proposed Copper Rock Sub-Advisory Agreement. Effective February 9, 2006, the Copper Rock Sub-Advisory Agreement was terminated as a result of OMUSH's exercise of an option to purchase 60% of Copper Rock's limited liability company interests. The Board approved an interim Copper Rock Sub-Advisory Agreement on the same material terms and conditions as the previous Copper Rock Sub-Advisory Agreement, pending shareholder approval of a new agreement. For the services provided and expenses incurred pursuant to the interim Copper Rock Sub-Advisory Agreement, Copper Rock is entitled to receive from the Adviser a sub-advisory fee with respect to the average daily net assets of the Copper Rock Fund, which is computed and paid monthly at an annual rate of 0.60% of the average daily net assets.

Each Sub-Advisory Agreement obligates the Sub-Adviser, other than Ibbotson, to:
(i) manage the investment operations of the assets managed by the Sub-Adviser and the composition of the investment portfolio comprising such assets, including the purchase, retention and disposition thereof in accordance with the Fund's investment objective, policies and limitations; (ii) provide supervision of the assets managed by the sub-adviser and to determine from time to time what investment and securities will be purchased, retained or sold on behalf of the Fund and what portion of the assets managed by the

OLD MUTUAL ADVISOR FUNDS

sub-adviser will be invested or held uninvested in cash; and (iii) determine the securities to be purchased or sold on behalf of the Fund in connection with such assets and to place orders with or through such persons, brokers or dealers to carry out the policy with respect to brokerage set forth in the Prospectus or as the Board or the Adviser may direct from time to time, in conformity with federal securities laws. The Ibbotson sub-advisory Agreement obligates Ibbotson to: (i) serve as the strategic asset allocation consultant and sub-adviser to the Adviser for investment model creation and maintenance of each Asset Allocation Fund, consistent with the selection of sub-advisers, based upon Ibbotson's recommendations related to appropriate market sectors and investment strategies; (ii) recommend a continuous investment allocation program for each Asset Allocation Fund in accordance with each Asset Allocation Fund's respective investment objectives, policies and restrictions as stated in such Fund's prospectus; and (iii) monitor and make recommendations to the Adviser regarding possible changes to the sub- advisers and their investment strategies.

ADMINISTRATIVE SERVICES AGREEMENT

The Trust and Old Mutual Fund Services (the "Administrator"), an indirect, wholly owned subsidiary of OMUSH, entered into the Administrative Services Agreement (the "Administrative Agreement"), pursuant to which the Administrator oversees the administration of the Trust's and each Fund's business and affairs, including regulatory reporting and all necessary office space, equipment, personnel and facilities, as well as services performed by various third parties. Under the Administrative Agreement, the Administrator is entitled to a fee from the Trust, which is calculated daily and paid monthly at an annual rate of 0.123% of the average daily net assets of each Fund. The Administrative Agreement provides that the Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administrative Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties. The Administrative Agreement will continue in effect unless terminated by either party upon not less than 90 days' prior written notice to the other party.

The Administrator and SEI Investments Global Funds Services (the "Sub-Administrator") entered into a Sub-Administrative Services Agreement (the "Sub-Administrative Agreement"), pursuant to which the Sub-Administrator assists the Administrator in connection with the administration of the business and affairs of the Trust. SEI Investments Management Corporation ("SEI Investments"), which is a wholly-owned subsidiary of SEI Investments Company, owns all beneficial interest in the Sub-Administrator. Under the Sub-Administrative Agreement, the Administrator pays the Sub-Administrator fees at an annual rate calculated as follows: the greater sum (higher value) which results from making the following calculations (A) a fee based on the average daily net assets of the Trust, the Old Mutual Advisor Funds II and the Old Mutual Insurance Series Fund of: (i) 0.0165% of the first $10 billion, plus (ii) 0.0125% of the next $10 billion, plus (iii) 0.010% of the excess over $20 billion and (B) a fee based on the aggregate number of Funds of the Trust, Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund calculated at the sum of between $50,000 and $60,000 per Fund, depending on the total number of funds. The Agreement provides that the Sub-Administrator will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Agreement relates, except a loss resulting from willful misfeasance, bad faith or negligence on the part of the Sub-Administrator in the performance of its duties. The Agreement renews each year unless terminated by either party upon not less than 90 days' prior written notice to the other party.

From January 1, 2005 through December 9, 2005 the Sub-Administrator was the administrator (the "Predecessor Administrator") and provided administrative services to The Advisors' Inner Circle Fund (the "Predeccessor Trust") under an Administration Agreement (the "Former Administration Agreement"). Pursuant to the Former Administration Agreement, the Predeccessor Trust paid the Predecessor Administrator an annual fee equal to the higher of $125,000 for one fund, $250,000 for two funds, $350,000 for three funds, plus $75,000 per additional fund, plus $20,000 per additional class or 0.12% of the first $250 million and 0.04% of any amount above $750 million of the Predeccessor Trust's average daily net assets. From the time period January 1, 2005 through December 9, 2005, the Predecessor Administrator was paid $321,863 by the AIC Analytic Fund.

DISTRIBUTION AGREEMENT

Old Mutual Investment Partners (the "Distributor"), an indirect, wholly owned subsidiary of OMUSH, and the Trust are parties to a distribution agreement (the "Distribution Agreement"), pursuant to which the Distributor serves as principal underwriter for the Trust's shares. The Distributor receives no compensation for serving in such capacity, except as provided in separate Distribution Plans and Service Plans.

The Distribution Agreement is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Trustees who are not "interested persons" (as defined in the 1940 Act) and have no financial interest in the Distribution Agreement or by a majority vote of the outstanding securities of the Trust upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

Prior to December 9, 2005, SEI Investments Distribution Co. served as distributor to the AIC Analytic Fund and received $189,943 compensation for serving in such a capacity.

The Trust has adopted a Distribution Plan for each of Class A and Class C shares pursuant to Rule 12b-1 under the 1940 Act to enable the Class A and Class C shares of each Fund to directly and indirectly bear certain expenses relating to the distribution of such shares. The Trust has also adopted a Service Plan to enable the Class A and Class C shares of each Fund to directly and indirectly bear certain expenses relating to the shareholder servicing and/or personal account maintenance of the holders of such shares. Each of the Distribution Plans and Service Plans are compensation plans, which means that they compensate the Distributor or third-party broker-dealer or financial intermediary regardless of the expenses actually incurred by such persons.

Pursuant to the Distribution Plans for Class A and Class C shares, the Trust will pay to the Distributor a monthly fee at an annual aggregate rate not to exceed (i) 0.25% of the average net asset value of the Class A shares of each Fund and (ii) 0.75% of the average net asset value of the Class C shares of each Fund, as determined at the close of each business day during the month, which is to compensate the Distributor for services provided and expenses incurred by it in connection with the offering and sale of Class A or Class C shares, which may include, without limitation, the payment by the Distributor to investment dealers of commissions on the sale of Class A or Class C shares, as set forth in the then current prospectus or this statement of additional information with respect to Class A and Class C shares and interest and other financing costs.

The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time. Currently, Class A shares are not authorized to pay distributor fees and Class C shares are authorized to pay the maximum amount of distributor fees.

Pursuant to the Service Plans for Class A and Class C shares, the Trust will pay to the Distributor or other third-party financial intermediaries a fee at an annual aggregate rate not to exceed 0.25% of the average net asset value of Class A and Class C shares, which is for maintaining or improving services provided to shareholders by the Distributor and investment dealers, financial institutions and 401(k) plan service providers. The amount of such payments shall be determined by the Trust's disinterested Trustees from time to time.

Currently, both Class A and Class C shares are authorized to pay the maximum amount of service fees.

The Distributor will prepare and deliver written reports to the Board on a regular basis (at least quarterly) setting forth the payments made pursuant to the Distribution Plans and the Service Plans, and the purposes for which such expenditures were made, as well as any supplemental reports as the Board may from time to time reasonably request.

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OLD MUTUAL ADVISOR FUNDS

NOTES TO FINANCIAL STATEMENTS -- Continued
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)


Except to the extent that the Administrator, Sub-Administrator, Adviser or sub-advisers may benefit through increased fees from an increase in the net assets of the Trust which may have resulted in part from the expenditures, no interested person of the Trust nor any Trustee of the Trust who is not an "interested person" (as defined in the 1940 Act) of the Trust has a direct or indirect financial interest in the operation of the Distribution or Service Plans or any related agreement.

Of the service and distribution fees the Distributor received for the six months ended January 31, 2006, it retained the following:

                                                  DISTRIBUTION
                               SERVICE FEES          FEES
                              ------------------- -------------
                              CLASS A     CLASS C     CLASS C
                              ------      -------  ------------
Old Mutual Asset Allocation
  Conservative Portfolio     $  1,971     $15,220    $  45,659
Old Mutual Asset Allocation
  Balanced Portfolio            6,336      42,447      127,341
Old Mutual Asset Allocation
  Moderate Growth Portfolio     7,374      57,046      171,139
Old Mutual Asset Allocation
  Growth Portfolio              4,647      24,199       72,598
Old Mutual Analytic Fund*      18,668      21,153       63,460
Old Mutual Clay Finlay
  China Fund                       --          --           --
Old Mutual Clay Finlay
  Emerging Markets Fund            --          --           --
Old Mutual Copper Rock
  Emerging Growth Fund          1,022          35          106
Old Mutual International
  Equity Fund                      --          --           --

*Information is for the one month period ended January 31, 2006.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent of the Funds. From time to time, the Funds may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund to persons who beneficially own interests in the Fund.

U.S. Bank, N.A. serves as the custodian for each of the Asset Allocation Funds and the Copper Rock Fund. The Bank of New York serves as custodian of the International Funds. Union Bank of California serves as custodian of the Old Mutual Analytic Fund.

The Funds have entered into a shareholder servicing agreement with the Administrator to provide shareholder support and other shareholder account-related services. The Administrator has, in turn, contracted with Old Mutual Shareholder Services, Inc. (formerly known as PBHG Shareholder Services, Inc.), "OMSS", its wholly owned subsidiary, to assist in the provision of those services. OMSS received no fees directly from the Funds. The shareholder service fees are reviewed periodically and approved annually by the Board.

Shareholder service fees paid to Old Mutual Fund Services for the six months ended January 31, 2006 were as follows:

Old Mutual Asset Allocation Conservative Portfolio         $ 2,443
Old Mutual Asset Allocation Balanced Portfolio               8,332
Old Mutual Asset Allocation Moderate Growth Portfolio       12,929
Old Mutual Asset Allocation Growth Portfolio                 8,717
Old Mutual Analytic Fund*                                    7,913
Old Mutual Clay Finlay China Fund                               10
Old Mutual Clay Finlay Emerging Markets Fund                    10
Old Mutual Copper Rock Emerging Growth Fund                    247
Old Mutual International Equity Fund                            10

*Information is for the one month period ended January 31, 2006.

On September 14, 2004, and revised on May 11, 2005, the Board approved an agreement between the Funds and the Administrator to provide shareholder related web development and maintenance services. For its services over the six months ended January 31, 2006, Old Mutual Fund Services received a fee of $119,520, which was allocated to each Fund quarterly based on average net assets.

Prior to December 9, 2005, the AIC Analytic Fund was able to direct certain fund trades to brokers who paid a portion of the AIC Analytic Fund's expenses. Under this arrangement, the AIC Analytic Fund had expenses reduced by $67,511, which was used to pay administration expenses. The effect on the Fund's expense ratio, as a percentage of the Fund's average daily net assets for the year ended December 31, 2005 was 0.03%

Officers and Trustees of the Funds who are or were officers of the Adviser, Administrator, Sub-Administrator and the Distributor received no compensation from the Funds.

4.  INTERFUND LENDING
Pursuant to resolutions adopted by the Boards of Trustees of each of Old Mutual Advisor Funds, Old Mutual Advisor Funds II and Old Mutual Insurance Series Fund (together, the "Trusts"), on behalf of each series portfolio of the Trusts (the "Funds"), each of the Funds may lend an amount up to its prospectus-defined limitations to other Funds. All such lending shall be conducted pursuant to the exemptive order granted by the Securities and Exchange Commission on August 12, 2003 to the Trusts.

The interest rate charged on the loan is the average of the overnight repurchase agreement rate (highest rate available to the Funds from investments in overnight repurchase agreements) and the bank loan rate (Federal Funds Rate plus 50 basis points). None of the Funds may borrow more than 10% of its assets.

The Funds had no outstanding borrowings or loans related to interfund lending at any time during the six months ended January 31, 2006.


5.  INVESTMENT TRANSACTIONS
The cost of securities purchased and the proceeds from securities sold and matured, other than short-term investments, for the Funds, for the six months ended January 31, 2006 were as follows:

                                PURCHASES (000)     SALES (000)
                              ------------------ -------------------
                              GOVERNMENT  OTHER  GOVERNMENT  OTHER
                              ---------- ------- ---------- --------
Old Mutual Asset Allocation
  Conservative Portfolio       $ 9,499  $13,060  $ 6,890    $ 8,845
Old Mutual Asset Allocation
  Balanced Portfolio            16,788   43,281   11,051     26,383
Old Mutual Asset Allocation
  Moderate Growth Portfolio     14,007   66,543    7,720     31,492
Old Mutual Asset Allocation
  Growth Portfolio                  --   40,151       --     18,487
Old Mutual Analytic Fund*           --   89,705       --     58,151
Old Mutual Clay Finlay
  China Fund                        --    5,050       --         96
Old Mutual Clay Finlay
  Emerging Markets Fund             --    2,814       --        359
Old Mutual Copper Rock
  Emerging Growth Fund              --    9,231       --      3,542
Old Mutual International
  Equity Fund                       --    5,122       --        233

*Information is for the one month period ended January 31, 2006.

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OLD MUTUAL ADVISOR FUNDS

Transactions in option contracts written in the Old Mutual Analytic Fund for the one month period ended January 31, 2006, were as follows:


                                     NUMBER OF
                                     CONTRACTS     PREMIUMS
                                    ----------- -------------
Outstanding at December 31, 2005      5,175     $ 8,504,558
Options written                       4,725       5,799,823
Options terminated in closing
  purchasing transactions            (1,375)       (855,373)
Options expired                      (3,800)     (7,649,185)
                                     -------    -----------
Outstanding at January 31, 2006       4,725     $ 5,799,823
                                     -------    -----------

6.  FOREIGN HOLDINGS RISK
Each Fund may invest in foreign securities. Investing in the securities of foreign issuers involves special risks and considerations not typically associated with investing in U.S. companies. These risks and considerations include differences in accounting, auditing and financial reporting standards, generally higher commission rates on foreign portfolio transactions, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investment in foreign countries and potential restrictions on the flow of international capital and currencies. Foreign issuers may also be subject to less government regulation than U.S. companies. Moreover, the dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to a Fund's shareholders. Further, foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Changes in foreign exchange rates will affect, favorably or unfavorably, the value of those securities which are denominated or quoted in currencies other than the U.S. dollar.

7.  FEDERAL TAX INFORMATION
Each Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income and net capital gains. Accordingly, no provision has been made for Federal income taxes.


Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under accounting principles generally accepted in the United States of America. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the fiscal year ended July 31, 2005 for the Asset Allocation Funds was as follows:

                                                      ORDINARY
                                                       INCOME
                                                        (000)
                                                      ----------
Old Mutual Asset Allocation Conservative Portfolio      $113
Old Mutual Asset Allocation Balanced Portfolio           163
Old Mutual Asset Allocation Moderate Growth Portfolio      9
Old Mutual Asset Allocation Growth Portfolio               7


The tax character of dividends and distributions declared during the last two fiscal years ended December 31, for the Old Mutual Analytic Fund were as follows:

                                          LONG-TERM
                              ORDINARY     CAPITAL
                               INCOME       GAINS
                                (000)       (000)     TOTAL
                              --------    ---------   ------
Old Mutual Analytic Fund
     2005                     $16,715      $3,195    $19,910
     2004                         780       1,583      2,363


As of July 31, 2005, the components of Distributable Earnings were as follows:

                                                                                           POST-
                                                   UNDISTRIBUTED                POST-     OCTOBER      OTHER
                                                      ORDINARY    UNREALIZED   OCTOBER   CURRENCY    TEMPORARY
                                                       INCOME    APPRECIATION  LOSSES     LOSSES    DIFFERENCES   TOTAL
                                                        (000)        (000)      (000)      (000)       (000)      (000)
                                                    ------------  --------------------------------- ----------------------
Old Mutual Asset Allocation Conservative Portfolio     $153        $  429      $ --        $  (41)    $  (23)    $  518
Old Mutual Asset Allocation Balanced Portfolio          398         2,418        --           (83)       (51)     2,682
Old Mutual Asset Allocation Moderate Growth Portfolio   239         2,770        --           (75)       (28)     2,906
Old Mutual Asset Allocation Growth Portfolio            153         2,140        --            (5)       (23)     2,265
Old Mutual Analytic Defensive Equity Fund (1)            61        24,705      (8,614)     (4,784)    (3,785)     7,583

(1) As of December 31, 2005.

OLD MUTUAL ADVISOR FUNDS

NOTES TO FINANCIAL STATEMENTS -- Concluded
--------------------------------------------------------------------------------
As of January 31, 2006 (UNAUDITED)


The Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities (excluding securities sold short and written option contracts, if applicable) held by each Fund at January 31, 2006 were as follows:

                                                                                                         NET
                                                        FEDERAL       UNREALIZED      UNREALIZED     UNREALIZED
                                                       TAX COST      APPRECIATION    DEPRECIATION   APPRECIATION
                                                         (000)           (000)           (000)          (000)
                                                      -----------     -----------     -----------    -----------
Old Mutual Asset Allocation Conservative Portfolio    $  27,115       $  1,290        $   (286)      $  1,004
Old Mutual Asset Allocation Balanced Portfolio           77,561          6,895            (922)         5,973
Old Mutual Asset Allocation Moderate Growth Portfolio    95,725          9,727          (1,138)         8,589
Old Mutual Asset Allocation Growth Portfolio             50,672          6,755            (580)         6,175
Old Mutual Analytic Defensive Equity Fund               540,701         39,874          (9,640)        30,234
Old Mutual Clay Finlay China Fund                         4,958            664             (34)           630
Old Mutual Clay Finlay Emerging Markets Fund              2,467            254             (14)           240
Old Mutual Copper Rock Emerging Growth Fund               5,871            955             (79)           876
Old Mutual International Equity Fund                      4,891            320             (40)           280

OLD MUTUAL ADVISOR FUNDS


PROXY VOTING

A description of the guidelines that the Old Mutual Advisor Funds, the Adviser and sub-advisers use to vote proxies relating to portfolio securities is available by request by calling 1.888.774.5050 toll-free, at www.oldmutualcapital.com or on the SEC's website at www.sec.gov.

Information about how the Funds voted proxies relating to portfolio securities for the period ended June 30, 2005 is available at www.oldmutualcapital.com or on the SEC's website at www.sec.gov.

PORTFOLIO HOLDINGS

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Trust's Forms N-Q are available at www.sec.gov, or may be reviewed and copied at the SEC's Public Reference Room in Washington D.C. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330 toll-free.

OLD MUTUAL ADVISOR FUNDS

FUND EXPENSES EXAMPLE
--------------------------------------------------------------------------------


EXAMPLE

As a shareholder of a Fund you may pay two types of fees: transaction fees and fund-related fees. The Funds may charge transaction fees, including sales charges (loads) on purchase payments; redemption fees; and exchange fees. The Funds also incur various ongoing expenses, including management fees, distribution and/or service fees, and other fund expenses, which are indirectly paid by shareholders and affect your investment return.

This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period ended January 31, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. The Example includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. However, the Example does not include client specific fees, such as the $10.00 fee charged to IRA accounts, or the $10.00 fee charged for wire redemptions. The Example also does not include portfolio trading commissions and related trading expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled "Expenses Paid During Six-Month Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholders reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, this information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              ANNUALIZED     EXPENSES
                        BEGINNING   ENDING     EXPENSE         PAID
                         ACCOUNT   ACCOUNT     RATIOS        DURING
                          VALUE     VALUE     FOR THE SIX   SIX MONTH
                         8/01/05**  1/31/06  MONTH PERIOD     PERIOD*
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Conservative Portfolio - Class A
--------------------------------------------------------------------------------
  Actual Fund Return    $1,000.00  $1,032.70    1.50%         $7.67
  Hypothetical 5% Return 1,000.00   1,017.66    1.50           7.61
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Conservative Portfolio - Class C
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00   1,029.60    2.25          11.51
  Hypothetical 5% Return 1,000.00   1,013.86    2.25          11.42
-------------------------------------------------------------------------------
Old Mutual Asset Allocation Conservative Portfolio - Class Z
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00   1,023.90    1.25           6.40
  Hypothetical 5% Return 1,000.00   1,018.88    1.25           6.38
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Conservative Portfolio - Institutional Class
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00   1,033.90    1.25           6.39
  Hypothetical 5% Return 1,000.00   1,018.92    1.25           6.34
--------------------------------------------------------------------------------


                                              ANNUALIZED     EXPENSES
                        BEGINNING   ENDING     EXPENSE         PAID
                         ACCOUNT   ACCOUNT     RATIOS        DURING
                          VALUE     VALUE     FOR THE SIX   SIX MONTH
                         8/01/05**  1/31/06  MONTH PERIOD     PERIOD*
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Balanced Portfolio - Class A
--------------------------------------------------------------------------------
  Actual Fund Return    $1,000.00  $1,061.00    1.55%         $8.04
  Hypothetical 5% Return 1,000.00   1,017.40    1.55           7.87
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Balanced Portfolio - Class C
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00   1,056.80    2.30          11.92
  Hypothetical 5% Return 1,000.00   1,013.61    2.30          11.67
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Balanced Portfolio - Class Z
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00   1,037.80    1.30           6.66
  Hypothetical 5% Return 1,000.00   1,018.67    1.30           6.60
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Balanced Portfolio - Institutional Class
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00   1,062.10    1.30           6.74
  Hypothetical 5% Return 1,000.00   1,018.67    1.30           6.60
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), or for the funds and/or classes with less than six months of operations, the amount of days since inception.

** Beginning account value is as of August 1, 2005 or commencement of operations if after August 1, 2005.

OLD MUTUAL ADVISOR FUNDS

                                              ANNUALIZED     EXPENSES
                        BEGINNING   ENDING     EXPENSE         PAID
                         ACCOUNT   ACCOUNT     RATIOS        DURING
                          VALUE     VALUE     FOR THE SIX   SIX MONTH
                         8/01/05**  1/31/06  MONTH PERIOD     PERIOD*
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Moderate Growth Portfolio - Class A
--------------------------------------------------------------------------------
  Actual Fund Return    $1,000.00 $1,079.40     1.55%         $8.12
  Hypothetical 5% Return 1,000.00  1,017.40     1.55           7.88
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Moderate Growth Portfolio - Class C
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,076.00     2.30          12.03
  Hypothetical 5% Return 1,000.00  1,013.61     2.30          11.67
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Moderate Growth Portfolio - Class Z
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,047.10     1.30           6.73
  Hypothetical 5% Return 1,000.00  1,018.63     1.30           6.64
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Moderate Growth Portfolio - Institutional Class
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,080.40     1.30           6.80
  Hypothetical 5% Return 1,000.00  1,018.67     1.30           6.59
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Growth Portfolio - Class A
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,102.70     1.60           8.47
  Hypothetical 5% Return 1,000.00  1,017.15     1.60           8.13
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Growth Portfolio - Class C
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,099.30     2.35          12.43
  Hypothetical 5% Return 1,000.00  1,013.36     2.35          11.93
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Growth Portfolio - Class Z
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,056.40     1.35           6.73
  Hypothetical 5% Return 1,000.00  1,018.66    1.35            6.61
--------------------------------------------------------------------------------
Old Mutual Asset Allocation Growth Portfolio - Institutional Class
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,104.30     1.35           7.14
  Hypothetical 5% Return 1,000.00  1,018.42     1.35           6.85
--------------------------------------------------------------------------------
Old Mutual Analytic Defensive Equity Fund - Class A***
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,017.20     1.45           7.37
  Hypothetical 5% Return 1,000.00  1,017.90     1.45           7.38
--------------------------------------------------------------------------------
Old Mutual Analytic Defensive Equity Fund - Class C***
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,012.10     2.20          11.16
  Hypothetical 5% Return 1,000.00  1,014.12     2.20          11.17
--------------------------------------------------------------------------------
Old Mutual Analytic Defensive Equity Fund - Class Z***
--------------------------------------------------------------------------------

  Actual Fund Return     1,000.00  1,017.10     1.20           6.10
  Hypothetical 5% Return 1,000.00  1,019.16     1.20           6.11
--------------------------------------------------------------------------------

                                              ANNUALIZED     EXPENSES
                        BEGINNING   ENDING     EXPENSE         PAID
                         ACCOUNT   ACCOUNT     RATIOS        DURING
                          VALUE     VALUE     FOR THE SIX   SIX MONTH
                         8/01/05**  1/31/06  MONTH PERIOD     PERIOD*
--------------------------------------------------------------------------------
Old Mutual Analytic Defensive Equity Fund - Institutional Class***
--------------------------------------------------------------------------------
  Actual Fund Return    $1,000.00 $1,000.10     1.15%        $ 5.80
  Hypothetical 5% Return 1,000.00  1,019.41     1.15           5.85
--------------------------------------------------------------------------------
  Old Mutual Clay Finlay China Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,125.00     2.10          11.25
  Hypothetical 5% Return 1,000.00  1,014.62     2.10          10.66
--------------------------------------------------------------------------------
Old Mutual Clay Finlay China Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,125.00     2.85          15.28
  Hypothetical 5% Return 1,000.00  1,010.82     2.85          14.46
--------------------------------------------------------------------------------
Old Mutual Clay Finlay China Fund - Class Z
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,126.00     1.85           9.93
  Hypothetical 5% Return 1,000.00  1,015.86     1.85           9.42
--------------------------------------------------------------------------------
Old Mutual Clay Finlay China Fund - Institutional Class
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,126.00     1.55           8.33
  Hypothetical 5% Return 1,000.00  1,017.37     1.55           7.90
--------------------------------------------------------------------------------
Old Mutual Clay Finlay Emerging Markets Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,097.00     2.10          11.08
  Hypothetical 5% Return 1,000.00  1,014.64     2.10          10.65
--------------------------------------------------------------------------------
Old Mutual Clay Finlay Emerging Markets Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,096.00     2.85          15.06
  Hypothetical 5% Return 1,000.00  1,010.83     2.85          14.45
--------------------------------------------------------------------------------
Old Mutual Clay Finlay Emerging Markets Fund - Class Z
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,097.00     1.85           9.76
  Hypothetical 5% Return 1,000.00  1,015.89     1.85           9.39
--------------------------------------------------------------------------------
Old Mutual Clay Finlay Emerging Markets Fund - Institutional Class
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,097.00     1.35           7.15
  Hypothetical 5% Return 1,000.00  1,018.39     1.35           6.88
--------------------------------------------------------------------------------
Old Mutual Copper Rock Emerging Growth Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,161.00     1.55           8.44
  Hypothetical 5% Return 1,000.00  1,017.39     1.55           7.88
--------------------------------------------------------------------------------
Old Mutual Copper Rock Emerging Growth Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,155.00     2.30          12.49
  Hypothetical 5% Return 1,000.00  1,013.61     2.30          11.67
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), or for the funds and/or classes with less than six months of operations, the amount of days since inception.

** Beginning account value is as of August 1, 2005 or commencement of operations if after August 1, 2005.

*** Information shown is for the period from December 31, 2005 to January 31, 2006.

OLD MUTUAL ADVISOR FUNDS

FUND EXPENSES EXAMPLE -- Concluded
January 31, 2006 (UNAUDITED)
--------------------------------------------------------------------------------

                                              ANNUALIZED     EXPENSES
                        BEGINNING   ENDING     EXPENSE         PAID
                         ACCOUNT   ACCOUNT     RATIOS        DURING
                          VALUE     VALUE     FOR THE SIX   SIX MONTH
                         8/01/05**  1/31/06  MONTH PERIOD     PERIOD*
--------------------------------------------------------------------------------
Old Mutual Copper Rock Emerging Growth Fund - Class Z
--------------------------------------------------------------------------------
  Actual Fund Return    $1,000.00 $1,111.90     1.30%         $6.93
  Hypothetical 5% Return 1,000.00  1,018.65     1.30           6.62
--------------------------------------------------------------------------------
Old Mutual Copper Rock Emerging Growth Fund - Institutional Class
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,163.00     1.10           6.00
  Hypothetical 5% Return 1,000.00  1,019.66     1.10           5.60
--------------------------------------------------------------------------------
Old Mutual International Equity Fund - Class A
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,048.00     1.70           8.77
  Hypothetical 5% Return 1,000.00  1,016.64     1.70           8.64
--------------------------------------------------------------------------------
Old Mutual International Equity Fund - Class C
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,047.00     2.45          12.64
  Hypothetical 5% Return 1,000.00  1,012.86     2.45          12.43
--------------------------------------------------------------------------------
Old Mutual International Equity Fund - Class Z
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,048.00     1.45           7.47
  Hypothetical 5% Return 1,000.00  1,017.91     1.45           7.36
--------------------------------------------------------------------------------
Old Mutual International Equity Fund - Institutional Class
--------------------------------------------------------------------------------
  Actual Fund Return     1,000.00  1,049.00     1.20           6.20
  Hypothetical 5% Return 1,000.00  1,019.15     1.20           6.11
--------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period), or for the funds and/or classes with less than six months of operations, the amount of days since inception.

** Beginning account value is as of August 1, 2005 or commencement of operations if after August 1, 2005.

OLD MUTUAL ADVISOR FUNDS

ACTIVITIES OF THE BOARD OF TRUSTEES
--------------------------------------------------------------------------------


CONSIDERATIONS OF THE BOARD IN APPROVING THE INVESTMENT ADVISORY AGREEMENT AND THE SUB-ADVISORY AGREEMENTS.

The Board approved the investment advisory agreement between Old Mutual Capital, Inc. (the "Adviser") and the Trust, on behalf of Old Mutual Copper Rock Emerging Markets Fund (the "Copper Rock Fund"), and the sub-advisory agreement between the Trust, the Adviser, and Copper Rock Capital Partners, LLC (a "Sub-Advisor") on May 11, 2005. The Board approved the investment advisory agreement between the Adviser and the Trust, on behalf of Old Mutual Clay Finlay China Fund ("China Fund"), Old Mutual Clay Finlay Emerging Markets Fund ("Emerging Markets Fund"), and Old Mutual International Equity Fund ("International Equity Fund") (collectively, the "International Funds"), the sub-advisory agreement between the Trust, the Adviser, and Acadian Asset Management, Inc. (a "Sub-Advisor"), and the sub-advisory agreement between the Trust, the Adviser, and Clay Finlay Inc. (a "Sub-Advisor") on November 16, 2005 (collectively, the "Agreements"). In determining whether it was appropriate to approve the Agreements, the Board requested information, provided by the Adviser and Sub-Advisors, that it believed to be reasonably necessary to reach its conclusion. The Board carefully evaluated this information and was advised by the independent legal counsel with respect to its deliberations. In considering the fairness and reasonableness of the Agreements, the Board reviewed numerous factors, with respect to each Fund separately, including the following:

    o the nature of the services to be provided under the Agreements;

    o the requirements of each Fund for the services provided by the Adviser and Sub-Advisors;

    o the quality of the services expected to be provided;

    o fees payable for the services;

    o projected total expenses of each Fund;

    o the commitment of the Adviser to cap certain Fund expenses through the contractual deferral of advisory fees and/or reimbursement of expenses, and the fact that the Adviser may seek payment of such deferred fees or reimbursement of such absorbed expenses within three fiscal years for the International Funds, and two fiscal years for the Copper Rock Fund, after the fiscal year in which fees were deferred or expenses were absorbed;

    o the expected profitability of the Adviser and Sub-Advisors with respect to their relationship with each applicable Fund;

    o soft-dollar and other service benefits received by the Adviser, including, sources of revenue to affiliates of the Adviser from a Fund through administration fees and website services fees;

    o the economies of scale available to the Administrator through the sub-administrator;

    o capabilities and financial condition of the Adviser and the Sub-Advisors; and

    o current economic and industry trends.

Current management fees were reviewed in the context of the Adviser's anticipated profitability. In addition, the Board reviewed an analysis prepared by the Adviser in consultation with an independent third party, comparing each Fund's expected expense ratio and advisory fee with comparable mutual funds.

The Board considered the fact that the total expenses of 2.10% of the China Fund's Class A shares at net asset value (after waiver or reimbursement) were lower than 4 funds in the peer group and higher than 7 funds in the peer group. The Board considered the fact that the total expenses of 1.90% of the Emerging Markets Fund's Class A shares at net asset value (after waiver or reimbursement) were lower than 21 funds in the peer group, higher than 10 funds in the peer group, and the same as one fund in the peer group. The Board considered the fact that the total expenses of 1.65% of the International Equity Fund's Class A shares at net asset value (after waiver or reimbursement) were lower than 20 funds in the peer group, higher than 21 funds in the peer group, and the same as one fund in the peer group. The Board considered the fact that the total expenses of 1.30% of the Copper Rock Fund's Institutional Class shares (after waiver or reimbursement) were lower than 224 funds in the peer group and higher than 261 funds in the peer group.

The Board relied upon the Adviser's representation, based upon advice of an independent consultant, that each peer group discussed above was a fair, reasonable and balanced presentation of a comparable peer group for each Fund.

OLD MUTUAL ADVISOR FUNDS

ACTIVITIES OF THE BOARD OF TRUSTEES -- Concluded
--------------------------------------------------------------------------------


The Board reviewed additional information provided by the Adviser and the Sub-Advisors. Following extended discussions concerning this information, the Board determined that the Agreements were consistent with the best interests of each Fund and future shareholders. The Board, including all of the Trustees who were not "interested persons" of the Trust, voting separately, unanimously approved the Agreements on the basis of the foregoing review and discussions. The Board concluded, among other things:

    o the level of fees to be charged to each Fund was comparable to the fees charged by other investment advisors and investment sub-advisors to other funds with similar investment strategies and therefore reasonable, considering the additional services to be provided by the Adviser and Sub-Advisors;

    o the fact that the Adviser was willing voluntarily to defer its fees and reimburse expenses to reduce Fund expenses indicated a high level of commitment on the part of the Advisor;

    o the Adviser's and Sub-Advisors' personnel were experienced and possessed significant experience in managing particular asset classes;

    o the Adviser and Sub-Advisors demonstrated their commitment to providing sufficient resources regarding its staffing and capabilities to manage each Fund, including the retention of personnel with relevant portfolio management experience; and

    o the Adviser and Sub-Advisors appeared to have overall high quality in terms of its personnel, operations, financial condition, investment management capabilities, methodologies and performance.

                                  [BLANK PAGE]

OLD MUTUAL ADVISOR FUNDS


For More Information about the Old Mutual Advisor Funds, contact us:


By Telephone
Shareholder Services 888.744.5050
Investment Professionals 888.772.2888


By Mail
Old Mutual Advisor Funds
P.O. Box 219398
Kansas City, MO 64121-7250


In Person
Old Mutual Advisor Funds
4643 South Ulster Street, 6th Floor
Denver, CO 80237


On the Internet
www.oldmutualcapital.com


This annual report is intended for the information of Old Mutual Advisor Funds shareholders, but may be used by prospective investors when preceded or accompanied by a current prospectus. You may obtain a copy of the prospectus, which contains important information about the objectives, risks, share classes, charges and expenses of each Old Mutual Advisor Fund, by visiting www.oldmutualcapital.com or by calling 1.888.744.5050 toll-free. Please read the prospectus and carefully consider the information before investing.


Old Mutual Investment Partners, NASD Member Firm, distributor.


D-06-096 03/2006

Item 2.    Code of Ethics.

Not applicable to semiannual reports.

Item 3.    Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4.    Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5.    Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.    Schedule of Investments.

Schedule included under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.   Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11.   Controls and Procedures.

(a) Based on an evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, the registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) are effectively designed to ensure that information required to be disclosed by the registrant in the report is recorded, processed, summarized, and reported within required time periods, and to ensure that information required to be disclosed in the report is accumulated and communicated to the registrant's management, including the registrant's principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Items 12.  Exhibits.

(a)(1) Not applicable to semiannual reports.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(a)(3) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.



--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

/s/ David J. Bullock
----------------------
David J. Bullock, President and
Principal Executive Officer

Dated: March 30, 2006



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ David J. Bullock
-----------------------
David J. Bullock, President and
Principal Executive Officer

Dated: March 30, 2006


/s/ Mark E. Black
----------------------
Mark E. Black, Treasurer and
Principal Financial Officer

Dated: March 30, 2006